UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07705

Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2018
Virtus Seix Core Bond Fund
Virtus Seix Corporate Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix Georgia Tax-Exempt Bond Fund*
Virtus Seix High Grade Municipal Bond Fund*
Virtus Seix High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund*
Virtus Seix North Carolina Tax-Exempt Bond Fund*
Virtus Seix Short-Term Bond Fund
Virtus Seix Short-Term Municipal Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Virtus Seix U.S. Mortgage Fund
Virtus Seix Ultra-Short Bond Fund
Virtus Seix Virginia Intermediate Municipal Bond Fund*
Not FDIC Insured
No Bank Guarantee
May Lose Value
* Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	5
Portfolio Holdings Summary Weightings	6
Schedules of Investments	9
Virtus Seix Core Bond Fund (“Seix Core Bond Fund”)	9
Virtus Seix Corporate Bond Fund (“Seix Corporate Bond Fund”)	13
Virtus Seix Floating Rate High Income Fund (“Seix Floating Rate High Income Fund”)	16
Virtus Seix Georgia Tax-Exempt Bond Fund (“Seix Georgia Tax-Exempt Bond Fund”)	31
Virtus Seix High Grade Municipal Bond Fund (“Seix High Grade Municipal Bond Fund”)	33
Virtus Seix High Income Fund (“Seix High Income Fund”)	36
Virtus Seix High Yield Fund (“Seix High Yield Fund”)	43
Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Seix Investment Grade Tax-Exempt Bond Fund”)	50
Virtus Seix North Carolina Tax-Exempt Bond Fund (“Seix North Carolina Tax-Exempt Bond Fund”)	54
Virtus Seix Short-Term Bond Fund (“Seix Short-Term Bond Fund”)	56
Virtus Seix Short-Term Municipal Bond Fund (“Seix Short-Term Municipal Bond Fund”)	58
Virtus Seix Total Return Bond Fund (“Seix Total Return Bond Fund”)	60
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Seix U.S. Government Securities Ultra-Short Bond Fund”)	66
Virtus Seix U.S. Mortgage Fund (“Seix U.S. Mortgage Fund”)	70
Virtus Seix Ultra-Short Bond Fund (“Seix Ultra-Short Bond Fund”)	73
Virtus Seix Virginia Intermediate Municipal Bond Fund (“Seix Virginia Intermediate Municipal Bond Fund”)	76
Statements of Assets and Liabilities	78
Statements of Operations	88
Statements of Changes in Net Assets	97
Financial Highlights	106
Notes to Financial Statements	116
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Form N-Q Information
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this semiannual report that reviews the performance of your Fund(s) for the six months ended June 30, 2018.
U.S. economic growth and strong corporate earnings were strong themes during the period, which began on an optimistic note following the sweeping tax overhaul signed into law at the end of 2017. As growth heated up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Global trade war concerns sparked by the Trump administration’s tariff talk caused markets to remain unsettled into March before resuming an upward course. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March—and again in June—to end at 2.00%, its highest level in nearly a decade.
For the six months ended June 30, 2018, U.S. small-cap stocks, as measured by the Russell 2000® Index, returned 7.66%, outpacing large-cap stocks, which returned 2.65%, as measured by the S&P 500® Index. Within international equities, both emerging and developed markets declined, with the MSCI EAFE® Index (net) down 2.75% and the MSCI Emerging Markets Index (net) down 6.66%.
Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.85% at June 30, 2018, up from 2.40% at December 31, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.62% for the six months. Non-investment grade bonds eked out a slightly positive return of 0.16%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
August 2018
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2018 TO June 30, 2018
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
Class A	$1,000.00	$ 981.50	0.64%	$3.14
Class I	1,000.00	983.10	0.50	2.46
Class R	1,000.00	980.20	0.91	4.47
Class R6	1,000.00	983.80	0.36	1.77
Seix Corporate Bond Fund
Class A	1,000.00	962.30	0.95	4.62
Class C	1,000.00	958.70	1.65	8.01
Class I	1,000.00	962.10	0.70	3.41
Seix Floating Rate High Income Fund
Class A	1,000.00	1,017.10	0.94	4.70
Class C	1,000.00	1,015.30	1.52	7.60
Class I	1,000.00	1,018.70	0.62	3.10
Class R6	1,000.00	1,019.20	0.52	2.60
Seix Georgia Tax-Exempt Bond Fund
Class A	1,000.00	994.10	0.75	3.71
Class I	1,000.00	994.60	0.65	3.21
Seix High Grade Municipal Bond Fund
Class A	1,000.00	991.90	0.80	3.95
Class I	1,000.00	993.40	0.65	3.21
Seix High Income Fund
Class A	1,000.00	1,005.00	1.03	5.12
Class I	1,000.00	1,006.20	0.80	3.98
Class R	1,000.00	1,004.10	1.22	6.06
Class R6	1,000.00	1,007.00	0.64	3.18
Seix High Yield Fund
Class A	1,000.00	1,000.10	0.82	4.07
Class I	1,000.00	1,001.60	0.64	3.18
Class R	1,000.00	999.70	1.04	5.16
Class R6	1,000.00	1,001.90	0.53	2.63
Seix Investment Grade Tax-Exempt Bond Fund
Class A	1,000.00	992.50	0.80	3.95
Class I	1,000.00	994.00	0.65	3.21
Seix North Carolina Tax-Exempt Bond Fund
Class A	1,000.00	984.90	0.80	3.94
Class I	1,000.00	985.70	0.65	3.20

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2018 TO June 30, 2018
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Short-Term Bond Fund
Class A	$1,000.00	$ 996.60	0.80%	$3.96
Class C	1,000.00	992.80	1.57	7.76
Class I	1,000.00	998.60	0.60	2.97
Seix Short-Term Municipal Bond Fund
Class A	1,000.00	1,001.40	0.65	3.23
Class I	1,000.00	1,003.30	0.48	2.38
Seix Total Return Bond Fund
Class A	1,000.00	981.80	0.70	3.44
Class I	1,000.00	983.00	0.46	2.26
Class R	1,000.00	980.50	0.96	4.71
Class R6	1,000.00	983.70	0.31	1.52
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	1,000.00	1,007.20	0.41	2.04
Class R6	1,000.00	1,009.00	0.26	1.30
Seix U.S. Mortgage Fund
Class A	1,000.00	987.50	0.90	4.44
Class C	1,000.00	983.90	1.65	8.12
Class I	1,000.00	988.50	0.70	3.45
Seix Ultra-Short Bond Fund
Class I	1,000.00	1,008.80	0.40	1.99
Seix Virginia Intermediate Municipal Bond Fund
Class A	1,000.00	993.90	0.79	3.91
Class I	1,000.00	994.60	0.65	3.21

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
Class A	$ 1,000.00	$ 1,021.62	0.64%	$ 3.21
Class I	1,000.00	1,022.32	0.50	2.51
Class R	1,000.00	1,020.28	0.91	4.56
Class R6	1,000.00	1,023.01	0.36	1.81
Seix Corporate Bond Fund
Class A	1,000.00	1,020.08	0.95	4.76
Class C	1,000.00	1,016.61	1.65	8.25
Class I	1,000.00	1,021.32	0.70	3.51
Seix Floating Rate High Income Fund
Class A	1,000.00	1,020.13	0.94	4.71
Class C	1,000.00	1,017.26	1.52	7.60
Class I	1,000.00	1,021.72	0.62	3.11
Class R6	1,000.00	1,022.22	0.52	2.61

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2018 TO June 30, 2018
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Georgia Tax-Exempt Bond Fund
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class I	1,000.00	1,021.57	0.65	3.26
Seix High Grade Municipal Bond Fund
Class A	1,000.00	1,020.83	0.80	4.01
Class I	1,000.00	1,021.57	0.65	3.26
Seix High Income Fund
Class A	1,000.00	1,019.69	1.03	5.16
Class I	1,000.00	1,020.83	0.80	4.01
Class R	1,000.00	1,018.75	1.22	6.11
Class R6	1,000.00	1,021.62	0.64	3.21
Seix High Yield Fund
Class A	1,000.00	1,020.73	0.82	4.11
Class I	1,000.00	1,021.62	0.64	3.21
Class R	1,000.00	1,019.64	1.04	5.21
Class R6	1,000.00	1,022.17	0.53	2.66
Seix Investment Grade Tax-Exempt Bond Fund
Class A	1,000.00	1,020.83	0.80	4.01
Class I	1,000.00	1,021.57	0.65	3.26
Seix North Carolina Tax-Exempt Bond Fund
Class A	1,000.00	1,020.83	0.80	4.01
Class I	1,000.00	1,021.57	0.65	3.26
Seix Short-Term Bond Fund
Class A	1,000.00	1,020.83	0.80	4.01
Class C	1,000.00	1,017.01	1.57	7.85
Class I	1,000.00	1,021.82	0.60	3.01
Seix Short-Term Municipal Bond Fund
Class A	1,000.00	1,021.57	0.65	3.26
Class I	1,000.00	1,022.41	0.48	2.41
Seix Total Return Bond Fund
Class A	1,000.00	1,021.32	0.70	3.51
Class I	1,000.00	1,022.51	0.46	2.31
Class R	1,000.00	1,020.03	0.96	4.81
Class R6	1,000.00	1,023.26	0.31	1.56
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	1,000.00	1,022.76	0.41	2.06
Class R6	1,000.00	1,023.51	0.26	1.30
Seix U.S. Mortgage Fund
Class A	1,000.00	1,020.33	0.90	4.51
Class C	1,000.00	1,016.61	1.65	8.25
Class I	1,000.00	1,021.32	0.70	3.51
Seix Ultra-Short Bond Fund
Class I	1,000.00	1,022.81	0.40	2.01
Seix Virginia Intermediate Municipal Bond Fund
Class A	1,000.00	1,020.88	0.79	3.96
Class I	1,000.00	1,021.57	0.65	3.26

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2018
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Mortgage Investment Conduit (REMIC)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Virtus Asset Trust
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2018
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2018.
Seix Core Bond Fund
U.S. Government Securities		50%
Mortgage-Backed Securities		24
Agency	18%
Non-Agency	6
Corporate Bonds And Notes		19
Financials	6
Energy	4
Industrials	2
All other Corporate Bonds And Notes	7
Asset-Backed Securities		6
Credit Card	4
All other Asset-Backed Securities	2
Short-Term Investment		1
Total		100%
Seix Corporate Bond Fund
Corporate Bonds And Notes		98%
Financials	32%
Energy	22
Information Technology	10
Consumer Discretionary	9
Industrials	9
Health Care	4
Telecommunication Services	3
All other Corporate Bonds And Notes	9
Preferred Stock		1
Short-Term Investment		1
Total		100%

Seix Floating Rate High Income Fund
Leveraged Loans		89%
Media / Telecom - Cable/Wireless Video	8%
Healthcare	7
Service	7
Information Technology	7
Gaming / Leisure	7
Financial	6
Media / Telecom - Diversified Media	6
All other Leveraged Loans	41
Short-Term Investment		7
Corporate Bonds And Notes		4
Total		100%
Seix Georgia Tax-Exempt Bond Fund
Municipal Bonds		97%
General Revenue	28%
Water & Sewer Revenue	16
Healthcare Revenue	12
Tax Allocation Revenue	10
General Obligation	9
Pre-Refunded	8
Transportation Revenue	8
All other Municipal Bonds	6
Short-Term Investment		3
Total		100%

Seix High Grade Municipal Bond Fund
Municipal Bonds	92%
Short-Term Investment	8
Total	100%
Seix High Income Fund
Corporate Bonds And Notes		90%
Consumer Discretionary	17%
Energy	16
Financials	15
Industrials	10
Health Care	8
Telecommunication Services	7
Real Estate	4
All other Corporate Bonds And Notes	13
Leveraged Loans		6
Short-Term Investment		3
Common Stocks		1
Total		100%

Virtus Asset Trust
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2018
Seix High Yield Fund
Corporate Bonds And Notes		91%
Consumer Discretionary	19%
Energy	15
Financials	15
Industrials	9
Telecommunication Services	9
Health Care	7
Materials	5
All other Corporate Bonds And Notes	12
Leveraged Loans		7
Short-Term Investment		2
Total		100%
Seix Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	92%
Short-Term Investment	8
Total	100%

Seix North Carolina Tax-Exempt Bond Fund
Municipal Bonds		96%
General Revenue	30%
Transportation Revenue	22
Pre-Refunded	13
Healthcare Revenue	10
General Obligation	9
Water & Sewer Revenue	8
Lease Revenue	4
Short-Term Investment		4
Total		100%
Seix Short-Term Bond Fund
U.S. Government Securities		35%
Corporate Bonds And Notes		33
Financials	12%
Consumer Discretionary	9
Information Technology	5
Utilities	3
Consumer Staples	2
Materials	1
Energy	1
Mortgage-Backed Securities		23
Short-Term Investment		5
Asset-Backed Securities		4
Total		100%

Seix Short-Term Municipal Bond Fund
Municipal Bonds	100%
Total	100%
Seix Total Return Bond Fund
U.S. Government Securities		48%
Mortgage-Backed Securities		25
Agency	19%
Non-Agency	6
Corporate Bonds And Notes		18
Financials	6
Energy	4
Industrials	2
All other Corporate Bonds And Notes	6
Asset-Backed Securities		7
Credit Card	5
All other Asset-Backed Securities	2
Short-Term Investment		2
Total		100%

Seix U.S. Government Securities Ultra-Short Bond Fund
Mortgage-Backed Securities		93%
Agency	93%
U.S. Government Securities		5
Asset-Backed Security		1
Short-Term Investment		1
Total		100%
Seix U.S. Mortgage Fund
Mortgage-Backed Securities		93%
Agency	89%
Non-Agency	4
Short-Term Investment		6
U.S. Government Security		1
Total		100%

Virtus Asset Trust
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2018
Seix Ultra-Short Bond Fund
Corporate Bonds And Notes		54%
Financials	27%
Consumer Discretionary	6
Consumer Staples	4
Information Technology	4
Health Care	4
Energy	3
Telecommunication Services	2
Utilities	2
Industrials	2
Mortgage-Backed Securities		31
Agency	24
Non-Agency	7
Asset-Backed Securities		15
Credit Card	9
Automobiles	3
Equipment	2
Student Loan	1
Total		100%
Seix Virginia Intermediate Municipal Bond Fund
Municipal Bonds		98%
General Revenue	30%
Transportation Revenue	14
Healthcare Revenue	13
General Obligation	12
Water & Sewer Revenue	11
Pre-Refunded	9
Lease Revenue	6
All other Municipal Bonds	3
Short-Term Investment		2
Total		100%

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—49.5%
U.S. Treasury Bond 3.000%, 2/15/48	$12,728	$ 12,758
U.S. Treasury Note
0.750%, 8/15/19	4,991	4,900
1.375%, 4/30/20	16,696	16,354
1.250%, 3/31/21	1,013	977
1.125%, 9/30/21	6,351	6,051
1.875%, 1/31/22	8,234	8,008
1.875%, 7/31/22	16,148	15,629
2.875%, 5/15/28	21,430	21,463
Total U.S. Government Securities (Identified Cost $86,034)		86,140

Mortgage-Backed Securities—24.1%
Agency—17.8%
Dobson 3.600%, 7/1/27(1)	195	194
Federal Home Loan Mortgage Corporation
Pool #C04123 4.000%, 7/1/42	709	729
Pool #G05606 4.500%, 7/1/39	592	623
Pool #G08347 4.500%, 6/1/39	97	102
Pool #G08353 4.500%, 7/1/39	125	132
Pool #G08372 4.500%, 11/1/39	370	389
Pool #G60019 4.500%, 3/1/44	1,342	1,401
Pool #G60126 4.500%, 11/1/41	36	38
Pool #G60661 4.000%, 7/1/46	2,657	2,718
Pool #Q31645 4.000%, 2/1/45	100	102
Pool #Q35611 4.000%, 9/1/45	987	1,009
Pool #Q37163 3.500%, 11/1/45	530	530
Pool #Q38473 4.000%, 1/1/46	643	658
Pool #Q40123 3.500%, 4/1/46	534	534
Pool #Q40124 3.500%, 4/1/46	657	657
Pool #V81992 4.000%, 10/1/45	1,202	1,229
Federal National Mortgage Association
2017-M15, ATS2 3.196%, 11/25/27(2)	195	190
Pool #AL0215 4.500%, 4/1/41	574	604
Pool #AL6223 4.500%, 8/1/44	603	631
Pool #AL7497 3.500%, 9/1/40	1,862	1,868
Pool #AN7049 3.050%, 10/1/29	120	114
Pool #AP7874 3.500%, 10/1/42	166	166
	Par Value	Value
Agency—continued
Pool #AS6515 4.000%, 1/1/46	$ 968	$ 988
Pool #AS9571 3.500%, 5/1/42	1,066	1,069
Pool #AW8154 3.500%, 1/1/42	958	962
Pool #AY2685 4.500%, 1/1/45	51	53
Pool #AZ0572 3.000%, 6/1/42	375	366
Pool #AZ9213 4.000%, 10/1/45	1,079	1,105
Pool #BA4799 4.000%, 2/1/46	510	522
Pool #BC2470 3.500%, 2/1/46	435	436
Pool #BE5050 4.000%, 9/1/45	879	899
Pool #BH7587 4.500%, 8/1/47	422	443
Pool #MA0639 4.000%, 2/1/41	173	177
Pool #MA2190 4.000%, 2/1/45	536	548
Pool #MA2341 4.500%, 6/1/45	42	44
Government National Mortgage Association
Pool #AM0226 4.000%, 5/15/45	734	753
Pool #AM8631 4.000%, 7/15/45	470	482
Pool #AN5766 4.000%, 7/15/45	196	201
Pool #AV6530 4.000%, 8/20/46	245	252
Pool #MA4072 5.000%, 11/20/46	273	290
Pool #MA4838 4.000%, 11/20/47	2,126	2,181
Pool #MA4901 4.000%, 12/20/47	1,709	1,753
Pool #MA4963 4.000%, 1/20/48	734	752
Pool #MA5078 4.000%, 3/20/48	2,139	2,193
		31,087

Non-Agency—6.3%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(3)	565	567
FREMF Mortgage Trust
2012-K21, B 144A 4.071%, 7/25/45(2)(3)	585	594
2013-K25, B 144A 3.744%, 11/25/45(2)(3)	740	740
2013-K713, B 144A 3.262%, 4/25/46(2)(3)	480	480
GS Mortgage Securities Trust
2012-ALOH, A 144A 3.551%, 4/10/34(3)	905	912
2012-BWTR, A 144A 2.954%, 11/5/34(3)	815	795
See Notes to Financial Statements.

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2012-BWTR, B 144A 3.255%, 11/5/34(3)	$ 1,195	$ 1,161
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(2)(3)	485	476
Morgan Stanley Capital I Trust
2014-150E, A 144A 3.912%, 9/9/32(3)	280	283
2014-150E, AS 144A 4.012%, 9/9/32(3)	195	196
2014-CPT, A 144A 3.350%, 7/13/29(3)	770	773
2014-CPT, AM 144A 3.516%, 7/13/29(2)(3)	615	614
US 2018-USDC, A 144A 4.106%, 8/10/50(3)	945	968
VNDO Mortgage Trust 2013-PENN, B 144A 4.079%, 12/13/29(2)(3)	1,125	1,132
WFRBS Commercial Mortgage Trust
2012-C10, AS 3.241%, 12/15/45	600	590
2012-C6, AS 3.835%, 4/15/45	638	643
		10,924

Total Mortgage-Backed Securities (Identified Cost $42,886)		42,011

Asset-Backed Securities—6.0%
Automobiles—0.7%
Ford Credit Auto Owner Trust 2014-2, A 144A 2.310%, 4/15/26(3)	1,320	1,310
Credit Card—4.2%
Cabela’s Credit Card Master Note Trust 2014-2, A (1 month LIBOR + 0.450%) 2.523%, 7/15/22(2)	845	847
Capital One Multi-Asset Execution Trust
2005-B3, B3 (3 month LIBOR + 0.550%) 2.898%, 5/15/28(2)	1,056	1,040
2017-A5, A5 (1 month LIBOR + 0.580%) 2.653%, 7/15/27(2)	570	573
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.827%, 5/14/29(2)	1,405	1,415
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.673%, 12/15/26(2)	1,830	1,849
Master Credit Card Trust II 2018-1A, A (1 month LIBOR + 0.490%) 144A 2.578%, 7/22/24(2)(3)	765	764
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	795	780
		7,268

Other—1.1%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(3)	746	752
PSNH Funding LLC 3 2018-1, A2 3.506%, 8/1/28	410	411
	Par Value	Value

Other—continued
Verizon Owner Trust 2017-1A, A 144A 2.060%, 9/20/21(3)	$ 760	$ 751
		1,914

Total Asset-Backed Securities (Identified Cost $10,467)		10,492

Corporate Bonds And Notes—18.7%
Consumer Discretionary—0.8%
General Motors Co. 5.200%, 4/1/45	729	669
Walmart, Inc. 3.700%, 6/26/28	700	704
		1,373

Consumer Staples—1.3%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	632	630
CVS Health Corp. 4.780%, 3/25/38	521	515
Japan Tobacco, Inc. 144A 2.100%, 7/23/18(3)	1,187	1,187
		2,332

Energy—3.7%
Andeavor Logistics LP 4.250%, 12/1/27	181	174
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	587	524
Boardwalk Pipelines LP 4.450%, 7/15/27	202	196
Energy Transfer Partners LP 5.300%, 4/15/47	484	443
Enterprise Products Operating LLC 5.375%, 2/15/78	588	536
HollyFrontier Corp. 5.875%, 4/1/26	726	782
Nabors Industries, Inc. 5.500%, 1/15/23	601	575
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	747	718
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(3)	454	451
144A 4.000%, 12/21/25(3)	614	612
Schlumberger Investment SA 144A 3.300%, 9/14/21(3)	285	285
Shell International Finance BV 1.750%, 9/12/21	402	385
TechnipFMC plc 3.450%, 10/1/22	127	123
Transcanada Trust 5.300%, 3/15/77	94	89
Woodside Finance Ltd. 144A 4.600%, 5/10/21(3)	550	563
		6,456

Financials—5.6%
AXA Equitable Holdings, Inc. 144A 3.900%, 4/20/23(3)	447	443
See Notes to Financial Statements.

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of America Corp.
3.366%, 1/23/26	$ 892	$ 858
3.593%, 7/21/28	327	312
Chubb INA Holdings, Inc. 2.875%, 11/3/22	298	293
Citigroup, Inc. 3.887%, 1/10/28	578	560
Fifth Third Bank 2.200%, 10/30/20	326	319
Jefferies Group LLC 4.150%, 1/23/30	151	133
JPMorgan Chase & Co. 3.540%, 5/1/28	517	495
Lazard Group LLC 3.750%, 2/13/25	409	396
Morgan Stanley
3.591%, 7/22/28	384	365
4.375%, 1/22/47	440	420
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(3)	556	580
PNC Bank NA 2.150%, 4/29/21	715	693
Progressive Corp. (The) 5.375%, (4)	485	482
Royal Bank of Scotland Group plc 4.519%, 6/25/24	370	370
Santander UK Group Holdings plc 3.373%, 1/5/24	644	619
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(3)	638	615
SunTrust Banks, Inc. 4.000%, 5/1/25	516	518
Travelers Cos., Inc. (The) 4.050%, 3/7/48	639	620
US Bank NA 2.050%, 10/23/20	374	365
Wells Fargo & Co. 3.069%, 1/24/23	356	346
		9,802

Health Care—1.2%
Anthem, Inc. 4.550%, 3/1/48	374	360
Bayer US Finance II LLC
144A 3.875%, 12/15/23(3)	291	291
144A 4.375%, 12/15/28(3)	475	476
Eli Lilly & Co. 3.950%, 5/15/47	382	376
Howard Hughes Medical Institute 3.500%, 9/1/23	334	338
Novartis Securities Investment Ltd. 5.125%, 2/10/19	215	218
		2,059

Industrials—2.1%
AerCap Ireland Capital DAC 3.875%, 1/23/28	641	590
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(3)	383	381
	Par Value	Value

Industrials—continued
CSX Corp. 4.300%, 3/1/48	$ 524	$ 499
ERAC USA Finance LLC 144A 5.250%, 10/1/20(3)	283	294
General Dynamics Corp. 3.375%, 5/15/23	356	357
Johnson Controls International plc 4.500%, 2/15/47	384	366
L3 Technologies, Inc. 3.850%, 12/15/26	215	207
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	232	224
2018-1, AA 3.500%, 3/1/30	608	590
Xylem, Inc. 3.250%, 11/1/26	210	197
		3,705

Information Technology—1.1%
Apple, Inc. 3.000%, 6/20/27	272	258
Arrow Electronics, Inc. 3.875%, 1/12/28	237	222
HP, Inc. 6.000%, 9/15/41	861	874
Trimble, Inc. 4.900%, 6/15/28	634	633
		1,987

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	752	839
Newmont Mining Corp. 6.250%, 10/1/39	720	832
		1,671

Real Estate—0.6%
Boston Properties LP 3.650%, 2/1/26	258	249
Digital Realty Trust LP 4.450%, 7/15/28	743	745
		994

Telecommunication Services—1.0%
AT&T, Inc. 2.375%, 11/27/18	532	531
Verizon Communications, Inc. 5.012%, 4/15/49	567	552
See Notes to Financial Statements.

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Telecommunication Services—continued
Vodafone Group plc 5.250%, 5/30/48	$ 744	$ 742
		1,825

Utilities—0.3%
Duke Energy Corp. 3.750%, 9/1/46	499	442
Total Corporate Bonds And Notes (Identified Cost $32,988)		32,646

Total Long-Term Investments—98.3% (Identified Cost $172,375)		171,289

	Shares
Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(5)	1,481,914	1,482
Total Short-Term Investment (Identified Cost $1,482)		1,482

TOTAL INVESTMENTS—99.2% (Identified Cost $173,857)		172,771
Other assets and liabilities, net—0.8%		1,443
NET ASSETS—100.0%		$174,214
Abbreviation:
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $19,446 or 11.2% of net assets.
(4)	No contractual maturity date.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 10,492	$ —	$ 10,492	$ —
Corporate Bonds And Notes	32,646	—	32,646	—
Mortgage-Backed Securities	42,011	—	41,817	194
U.S. Government Securities	86,140	—	86,140	—
Equity Securities:
Short-Term Investment	1,482	1,482	—	—
Total Investments	$172,771	$1,482	$171,095	$194
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Corporate Bonds And Notes—97.0%
Consumer Discretionary—8.9%
BMW US Capital LLC 144A 3.450%, 4/12/23(1)	$516	$ 510
Daimler Finance North America LLC (3 month LIBOR + 0.550%) 144A 2.913%, 5/4/21(1)(2)	445	446
General Motors Co. 5.200%, 4/1/45	228	209
Walmart, Inc. 3.400%, 6/6/23	255	257
		1,422

Consumer Staples—2.8%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	255	254
CVS Health Corp. 4.780%, 3/25/38	194	192
		446

Energy—21.5%
Andeavor Logistics LP 4.250%, 12/1/27	269	259
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	231	206
Boardwalk Pipelines LP 4.450%, 7/15/27	112	109
BP Capital Markets plc 2.112%, 9/16/21	185	179
Energy Transfer Partners LP 5.300%, 4/15/47	196	179
Ensco plc
4.500%, 10/1/24	187	154
5.200%, 3/15/25	134	111
5.750%, 10/1/44	134	95
Enterprise Products Operating LLC 5.375%, 2/15/78	284	259
HollyFrontier Corp. 5.875%, 4/1/26	308	332
Nabors Industries, Inc. 5.500%, 1/15/23	255	244
Oceaneering International, Inc. 6.000%, 2/1/28	216	214
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	299	287
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(1)	188	187
144A 4.000%, 12/21/25(1)	298	297
TechnipFMC plc 3.450%, 10/1/22	55	53
Transcanada Trust 5.300%, 3/15/77	292	276
		3,441

Financials—31.7%
AerCap Ireland Capital DAC 4.625%, 10/30/20	190	194
AXA Equitable Holdings, Inc. 144A 3.900%, 4/20/23(1)	166	165
Bank of America Corp. 3.366%, 1/23/26	348	335
	Par Value	Value

Financials—continued
Chubb INA Holdings, Inc. 2.875%, 11/3/22	$103	$ 101
Citigroup, Inc. 3.887%, 1/10/28	277	268
Ford Motor Credit Co. LLC (3 month LIBOR + 1.235%) 3.589%, 2/15/23(2)	445	448
Jefferies Group LLC 4.150%, 1/23/30	161	142
JPMorgan Chase Bank NA 2.604%, 2/1/21	340	337
Lazard Group LLC
4.250%, 11/14/20	271	276
3.750%, 2/13/25	202	195
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	250	242
Morgan Stanley
3.125%, 1/23/23	226	220
3.591%, 7/22/28	143	136
4.375%, 1/22/47	177	169
Penske Truck Leasing Co. LP 144A 4.125%, 8/1/23(1)	380	381
PNC Bank NA 2.150%, 4/29/21	250	242
Progressive Corp. (The) 5.375%, (3)	168	167
Royal Bank of Scotland Group plc 4.519%, 6/25/24	200	200
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(1)	227	219
SunTrust Banks, Inc. 4.000%, 5/1/25	198	199
Travelers Cos., Inc. (The) 4.050%, 3/7/48	239	232
Wells Fargo & Co. 3.069%, 1/24/23	209	203
		5,071

Health Care—4.0%
Anthem, Inc. 4.550%, 3/1/48	139	134
Bayer US Finance II LLC 144A 4.875%, 6/25/48(1)	349	352
Eli Lilly & Co. 3.950%, 5/15/47	158	156
		642

Industrials—8.5%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	143	142
CSX Corp. 4.300%, 3/1/48	195	186
General Dynamics Corp. 3.375%, 5/15/23	132	132
Johnson Controls International plc 4.500%, 2/15/47	173	165
L3 Technologies, Inc. 3.850%, 12/15/26	112	108
Rockwell Collins, Inc. 3.500%, 3/15/27	289	276
See Notes to Financial Statements.

Virtus Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	$124	$ 119
2018-1, AA 3.500%, 3/1/30	240	233
		1,361

Information Technology—10.4%
Apple, Inc. 3.000%, 6/20/27	440	418
Arrow Electronics, Inc. 3.875%, 1/12/28	108	101
HP, Inc. 6.000%, 9/15/41	377	383
Jabil, Inc. 3.950%, 1/12/28	353	333
Trimble, Inc. 4.900%, 6/15/28	280	279
VMware, Inc. 2.300%, 8/21/20	163	160
		1,674

Materials—2.3%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	185	206
Newmont Mining Corp. 6.250%, 10/1/39	138	160
		366

Real Estate—2.7%
Digital Realty Trust LP 4.450%, 7/15/28	269	269
Simon Property Group LP 3.375%, 12/1/27	168	160
		429

Telecommunication Services—3.1%
Verizon Communications, Inc. 5.012%, 4/15/49	188	183
Vodafone Group plc 5.250%, 5/30/48	319	318
		501

Utilities—1.1%
Duke Energy Corp. 3.750%, 9/1/46	194	172
Total Corporate Bonds And Notes (Identified Cost $15,832)		15,525

	Shares	Value
Preferred Stock—1.2%
Financials—1.2%
Bank of America Corp., 5.875%	198 (4)	$ 194
Total Preferred Stock (Identified Cost $198)		194

Total Long-Term Investments—98.2% (Identified Cost $16,030)		15,719

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(5)(6)(7)	161,048	161
Total Short-Term Investment (Identified Cost $161)		161

TOTAL INVESTMENTS—99.2% (Identified Cost $16,191)		15,880
Other assets and liabilities, net—0.8%		135
NET ASSETS—100.0%		$16,015

Abbreviation:
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $2,699 or 16.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	No contractual maturity date.
(4)	Value shown as par value.
(5)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(6)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(7)	All or a portion of the security is segregated as collateral for open swap contracts.

Counterparties:
JPM	JPMorgan Securities LLC

Foreign Currencies:
EUR	Euro

See Notes to Financial Statements.

Virtus Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
Country Weightings†
United States	86%
United Kingdom	7
Ireland	4
Canada	2
Australia	1
Total Investments	100%
† % of total investments as of June 30, 2018
Forward foreign currency exchange contracts as of June 30, 2018 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	27	EUR	23	JPM	07/27/18	$— (1)	$—
Total						$— (1)	$—

Footnote Legend:
(1)	Amount is less than $500.

Over-the-counter credit default swaps - buy protection(1) outstanding as of June 30, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Kohl’s Corp.	QTR	JPM	1.000%	06/20/23	(450) USD	$ 5	$ 9	$—	$ (4)
Markit iTraxx Europe Index	QTR	JPM	1.000%	06/20/23	(700) EUR	31	27	4	—
Total						$36	$36	$ 4	$ (4)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$15,525	$ —	$15,525
Equity Securities:
Preferred Stock	194	—	194
Short-Term Investment	161	161	—
Forward Foreign Currency Exchange Contract	— (1)	—	— (1)
Over-the-Counter Credit Default Swaps	36	—	36
Total Investments	$15,916	$161	$15,755

(1)	Amount is less than $500.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—0.0%
Collateralized Loan Obligations—0.0%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 9.200%, 1/15/31(1)(2)	$ 3,000	$ 2,876
Total Asset-Backed Security (Identified Cost $2,941)		2,876

Corporate Bonds And Notes—4.1%
Consumer Discretionary—0.3%
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	1,000	934
Cequel Communications Holdings I LLC 144A 7.750%, 7/15/25(1)	7,000	7,315
DISH DBS Corp. 7.750%, 7/1/26	3,000	2,629
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,650	1,670
MGM Resorts International 7.750%, 3/15/22	5,019	5,471
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	1,300	1,426
		19,445

Consumer Staples—0.1%
US Foods, Inc. 144A 5.875%, 6/15/24(1)	8,000	8,140
Energy—0.8%
California Resources Corp. 144A 8.000%, 12/15/22(1)	5,000	4,538
Chesapeake Energy Corp. 8.000%, 1/15/25	3,000	3,055
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(3)	31,326	31,130
Rowan Cos., Inc. 4.875%, 6/1/22	9,919	9,373
		48,096

Financials—0.6%
Ally Financial, Inc. 7.500%, 9/15/20	6,000	6,420
Altice Finco SA 144A 8.125%, 1/15/24(1)	2,900	2,885
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(4)	1,868	1,532
Motors Liquidation Co. Escrow
8.375%, 7/15/33(5)	10,000	—
7.200%, 1/15/49(5)	10,000	—
Nationstar Mortgage LLC 7.875%, 10/1/20	5,517	5,538
Navient Corp. 8.000%, 3/25/20	10,000	10,550
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	8,004	7,665
	Par Value	Value

Financials—continued
VFH Parent LLC 144A 6.750%, 6/15/22(1)	$ 5,000	$ 5,181
		39,771

Health Care—0.2%
HCA Healthcare, Inc. 6.250%, 2/15/21	5,000	5,188
Hologic, Inc. 144A 4.625%, 2/1/28(1)	1,000	940
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	2,000	1,727
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(1)	5,000	5,078
		12,933

Industrials—0.7%
Bombardier, Inc. 144A 7.750%, 3/15/20(1)	7,000	7,385
CSC Holdings LLC 144A 10.125%, 1/15/23(1)	2,000	2,205
Engility Corp. 8.875%, 9/1/24	22,000	22,990
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(1)	5,000	4,900
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	5,000	5,334
		42,814

Information Technology—0.2%
Alliance Data Systems Corp. 144A 5.875%, 11/1/21(1)	5,000	5,100
Dell International LLC 144A 7.125%, 6/15/24(1)	8,000	8,476
		13,576

Materials—0.1%
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,000	5,106
Real Estate—0.5%
iStar, Inc.
5.000%, 7/1/19	5,000	4,988
4.625%, 9/15/20	600	591
6.500%, 7/1/21	1,400	1,419
6.000%, 4/1/22	10,000	10,000
Realogy Group LLC 144A 5.250%, 12/1/21(1)	5,000	4,988
Starwood Property Trust, Inc. 5.000%, 12/15/21	5,250	5,289
VICI Properties 1 LLC 8.000%, 10/15/23	2,317	2,572
		29,847

Telecommunication Services—0.4%
Altice Luxembourg SA
144A 7.750%, 5/15/22(1)	3,000	2,902
144A 7.625%, 2/15/25(1)	3,000	2,760
Intelsat Jackson Holdings SA
7.250%, 10/15/20	2,300	2,289
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Telecommunication Services—continued
144A 9.750%, 7/15/25(1)	$ 10,000	$ 10,550
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	10,000	10,125
		28,626

Utilities—0.2%
Talen Energy Supply LLC
6.500%, 6/1/25	5,000	3,812
144A 9.500%, 7/15/22(1)	4,475	4,394
144A 10.500%, 1/15/26(1)	3,000	2,674
		10,880

Total Corporate Bonds And Notes (Identified Cost $259,283)		259,234

Leveraged Loans(2)—93.5%
Aerospace—2.7%
Aerojet Rocketdyne Holdings, Inc. (1 month LIBOR + 2.250%) 4.344%, 6/17/21	8,252	8,170
Air Canada (1 month LIBOR + 2.000%) 4.094%, 10/6/23	10,266	10,284
American Airlines, Inc.
2017 (1 month LIBOR + 2.000%) 4.046%, 10/10/21	5,657	5,630
2017, Tranche B (1 month LIBOR + 2.000%) 4.094%, 4/28/23	11,686	11,545
2017, Tranche B (1 month LIBOR + 2.000%) 0.000%, 12/14/23(6)	16,415	16,217
2018 (1 month LIBOR + 1.750%) 3.853%, 6/27/25	4,485	4,400
Engility Corp.
Tranche B-1 (3 month PRIME + 1.250%) 0.000%, 8/12/20(6)	10,217	10,213
Tranche B-2 (1 month LIBOR + 2.750%) 0.000%, 8/14/23(6)	26,555	26,484
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 5.594%, 1/22/25	2,065	2,065
Sequa Mezzanine Holdings LLC
First Lien (1 month LIBOR + 5.000%) 7.046%, 11/28/21	4,081	4,086
Second Lien (1 month LIBOR + 9.000%) 11.099%, 4/28/22	2,090	2,085
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%) 5.840%, 7/7/22	26,499	26,510
Transdigm, Inc.
2018 (1 month LIBOR + 2.500%) 0.000%, 6/9/23(6)	15,190	15,084
2018 (1 month LIBOR + 2.500%) 0.000%, 5/30/25(6)	16,641	16,498
WP CPP Holdings LLC
First Lien (3 month LIBOR + 3.750%) 0.000%, 4/30/25(6)	8,803	8,834
	Par Value	Value

Aerospace—continued
Second Lien (3 month LIBOR + 7.750%) 10.280%, 4/30/26	$ 2,520	$ 2,514
		170,619

Chemicals—5.3%
Albaugh LLC 2017 (1 month LIBOR + 3.500%) 5.594%, 12/23/24	14,661	14,706
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/24(6)	7,948	7,902
Ashland LLC Tranche B (1 month LIBOR + 1.750%) 3.839%, 5/17/24	2,791	2,780
Chemours Co. (The) Tranche B-2 (1 month LIBOR + 1.750%) 3.850%, 4/3/25(7)	8,593	8,475
Consolidated Energy Finance SA (1 month LIBOR + 2.500%) 4.525%, 5/7/25(3)	9,175	9,106
Cyanco Intermediate 2 Corp.
First Lien (1 month LIBOR + 3.500%) 5.594%, 3/16/25	4,539	4,522
Second Lien (1 month LIBOR + 7.500%) 9.594%, 3/6/26	2,355	2,284
Emerald Performance Materials LLC
First Lien (1 month LIBOR + 3.500%) 5.594%, 8/2/21	1,135	1,136
Second Lien (1 month LIBOR + 7.750%) 9.844%, 8/1/22	22,196	22,178
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 4.584%, 2/14/24	8,409	8,374
Tranche B-2 (3 month LIBOR + 2.250%) 4.584%, 2/14/24	3,662	3,646
Tranche B-3 (3 month LIBOR + 2.250%) 4.584%, 2/14/24	3,584	3,568
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 0.000%, 8/7/24(6)	21,231	21,187
HB Fuller Co. Tranche B (1 month LIBOR + 2.000%) 4.084%, 10/20/24	24,317	24,104
Ineos Styrolution US Holding LLC 2024 (3 month LIBOR + 2.000%) 4.334%, 3/29/24	7,416	7,355
Ineos US Finance LLC 2024 (1 month LIBOR + 2.000%) 4.094%, 3/31/24	62,969	62,549
Invictus US LLC
First Lien (2 month LIBOR + 3.000%) 5.099%, 3/28/25	2,489	2,486
Second Lien (2 month LIBOR + 6.750%) 8.730%, 3/28/26	845	850
Kraton Polymers LLC (1 month LIBOR + 2.500%) 4.594%, 3/8/25	3,000	2,988
Macdermid, Inc. Tranche B-7 (1 month LIBOR + 2.500%) 4.594%, 6/8/20	7,699	7,685
MacDermid, Inc. Tranche B-6 (1 month LIBOR + 3.000%) 5.094%, 6/7/23	5,485	5,485
Minerals Technologies, Inc.
2017, Tranche B-1 (3 month LIBOR + 2.250%) 4.423%, 2/14/24	7,103	7,063
Tranche B-2 4.750%, 5/7/21(8)	16,808	16,808
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Chemicals—continued
New Arclin US Holding Corp. (3 month LIBOR + 3.500%) 5.834%, 2/14/24	$ 5,954	$ 5,954
Oxea Corp. Tranche B-2 (3 month LIBOR + 3.500%) 5.875%, 10/14/24	6,263	6,248
PQ Corp. Tranche B-1 (1 month LIBOR + 2.500%) 0.000%, 2/8/25(6)	26,589	26,456
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 4.094%, 9/6/24	9,084	9,059
Tronox Finance LLC
First Lien (1 month LIBOR + 3.000%) 5.094%, 9/23/24	15,620	15,604
First Lien (1 month LIBOR + 3.000%) 5.094%, 9/23/24	6,769	6,762
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.500%) 4.594%, 7/1/24	4,473	4,459
Vantage Specialty Chemicals, Inc.
First Lien (2 month LIBOR + 4.000%) 6.189%, 10/28/24	6,388	6,425
Second Lien (2 month LIBOR + 8.250%) 10.347%, 10/27/25	5,670	5,679
Venator Materials LLC (1 month LIBOR + 3.000%) 5.094%, 8/8/24	5,811	5,811
		339,694

Consumer Durables—0.2%
American Bath Group LLC First Lien (3 month LIBOR + 4.250%) 6.584%, 9/30/23	10,256	10,295
Zodiac Pool Holding SA (3 month LIBOR + 2.250%) 0.000%, 3/7/25(6)	2,430	2,419
		12,714

Consumer Nondurables—0.9%
ABG Intermediate Holdings 2 LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 9/27/24(6)	529	526
Alphabet Holding Co., Inc. First Lien (1 month LIBOR + 3.500%) 5.594%, 9/26/24	2,050	1,904
American Greetings Corp. (1 month LIBOR + 4.500%) 6.594%, 4/6/24	6,465	6,497
Coty, Inc.
Tranche A (1 month LIBOR + 1.750%) 3.780%, 4/5/23	14,717	14,570
Tranche B (1 month LIBOR + 2.250%) 4.280%, 4/7/25	875	854
Eastman Kodak Co. (2 month LIBOR + 6.250%) 8.347%, 9/3/19	9,006	8,342
Hercules Achievement, Inc. First Lien (1 month LIBOR + 3.500%) 5.594%, 12/16/24	8,686	8,683
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.750%) 6.844%, 6/30/24	3,727	3,763
Prestige Brands, Inc. Tranche B-4 (1 month LIBOR + 2.000%) 4.094%, 1/26/24	4,604	4,588
	Par Value	Value

Consumer Nondurables—continued
Recess Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 3.750%, 9/18/24(9)	$ 496	$ 496
First Lien (3 month LIBOR + 3.750%) 6.203%, 9/30/24	3,644	3,639
Tumi, Inc. Tranche B (1 month LIBOR + 1.750%) 3.844%, 4/25/25	1,000	987
		54,849

Energy—4.9%
Apergy Corp. (1 month LIBOR + 2.500%) 0.000%, 5/9/25(6)	11,495	11,495
APR Operating LLC Second Lien (1 month LIBOR + 7.000%) 9.091%, 5/17/24	8,330	8,205
Azure Midstream Energy LLC (1 month LIBOR + 7.500%) 9.094%, 11/15/18(7)	14,018	13,633
BCP Raptor LLC (2 month LIBOR + 4.250%) 6.421%, 6/24/24	11,074	10,811
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 10.500%, 1/29/24	12,490	12,240
Blackhawk Mining LLC Tranche B-1 (3 month LIBOR + 10.000%) 12.360%, 2/17/22	18,459	12,952
California Resources Corp.
(1 month LIBOR + 4.750%) 6.838%, 12/31/22	5,840	5,939
2016 (1 month LIBOR + 10.375%) 12.466%, 12/31/21	8,790	9,713
Chesapeake Energy Corp. Tranche A (1 month LIBOR + 7.500%) 9.594%, 8/23/21	28,675	29,971
Citgo Petroleum Corp. Tranche B (3 month LIBOR + 3.500%) 0.000%, 7/29/21(6)	5,706	5,713
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.550%, 3/6/23	20,026	19,926
Delek US Holdings, Inc. (1 month LIBOR + 2.500%) 4.594%, 3/14/25	4,140	4,119
EMG Utica LLC (3 month LIBOR + 3.750%) 6.168%, 3/27/20	18,674	18,767
Energy Transfer Equity LP (1 month LIBOR + 2.000%) 4.091%, 2/2/24	24,116	23,878
FTS International, Inc. (1 month LIBOR + 4.750%) 6.844%, 4/16/21	16,491	16,525
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.085%, 3/1/24	12,153	11,917
Hi-Crush Partners LP (1 month LIBOR + 4.000%) 6.100%, 12/16/24	13,273	13,232
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.084%, 2/28/23	15,960	15,876
Keane Group Holdings LLC (1 month LIBOR + 3.750%) 5.875%, 5/25/25	9,250	9,227
McDermott International, Inc. (1 month LIBOR + 5.000%) 0.000%, 5/12/25(6)	25,227	25,321
Osum Production Corp. (3 month LIBOR + 5.500%) 7.834%, 7/31/20	6,524	5,676
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
Philadelphia Energy Solutions Refining & Marketing LLC (1 month LIBOR + 6.250%) 8.344%, 1/2/23	$ 2,583	$ 2,583
Riverstone Utopia Member LLC (1 month LIBOR + 4.250%) 6.335%, 10/17/24	3,775	3,773
Sheridan Investment Partners II LP (3 month LIBOR + 3.500%) 5.810%, 12/16/20	6,098	5,473
Sheridan Production Partners II-A LP (3 month LIBOR + 3.500%) 5.810%, 12/16/20	848	761
Sheridan Production Partners II-M LP (3 month LIBOR + 3.500%) 5.810%, 12/16/20	316	284
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.340%, 9/27/24	7,465	7,456
Woodford Express LLC (1 month LIBOR + 5.000%) 7.094%, 1/27/25	7,441	7,185
		312,651

Financial—6.1%
Acrisure LLC Tranche B, First Lien (3 month LIBOR + 3.750%) 0.000%, 11/22/23(6)	2,500	2,478
Alliant Holdings Intermediate LLC 2018 (1 month LIBOR + 3.000%) 5.046%, 5/9/25	2,000	1,985
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.334%, 3/29/24	20,203	19,976
AmWINS Group, Inc. First Lien (1 month LIBOR + 2.750%) 4.803%, 1/25/24	1,970	1,960
Aretec Group, Inc.
Second Lien (3 month LIBOR + 2.000%) 4.500%, 5/24/21	28,429	28,429
Tranche B-1 (1 month LIBOR + 4.250%) 6.344%, 11/23/20	13,525	13,542
ASP MCS Acquisition Corp. (3 month LIBOR + 4.750%) 7.084%, 5/20/24	2,850	2,743
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.000%) 0.000%, 8/4/25(6)	55,590	56,354
Tranche B-4 (1 month LIBOR + 2.750%) 4.844%, 8/4/22	42,211	42,105
Tranche B-6 (1 month LIBOR + 2.750%) 4.844%, 11/3/23	30,972	30,894
Tranche B-7 (3 month LIBOR + 3.000%) 0.000%, 11/29/24(6)	12,515	12,468
BCP Renaissance Parent LLC (3 month LIBOR + 3.500%) 0.000%, 10/31/24(6)	1,350	1,346
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 0.000%, 6/15/25(6)	6,255	6,232
Dakota Holding Corp. (3 month LIBOR + 3.250%) 5.584%, 2/13/25	6,818	6,782
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.094%, 6/30/22	25,808	24,905
	Par Value	Value

Financial—continued
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 5.360%, 12/22/23	$ 4,963	$ 4,944
Finco I LLC 2018, Tranche B (3 month LIBOR + 2.000%) 0.000%, 12/27/22(6)	8,652	8,651
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.841%, 2/23/22	11,220	11,248
Greenhill & Co., Inc. First Lien (3 month LIBOR + 3.750%) 5.896%, 10/12/22	5,484	5,498
HUB International Ltd. (2 month LIBOR + 3.000%) 5.360%, 4/25/25	4,970	4,937
iStar, Inc. Tranche B (1 month LIBOR + 3.000%) 5.013%, 10/1/21	31,542	31,463
Jane Street Group LLC (1 month LIBOR + 3.750%) 5.844%, 8/25/22	4,293	4,320
Jefferies Finance LLC (3 month LIBOR + 2.500%) 4.875%, 8/2/24	2,378	2,378
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 5.344%, 11/29/24	5,551	5,507
Second Lien (1 month LIBOR + 7.250%) 9.344%, 12/1/25	1,605	1,601
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.085%, 12/7/20	11,244	11,230
Russell Investments US Institutional Holdco, Inc. (1 month LIBOR + 3.250%) 5.344%, 6/1/23	17,627	17,693
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.094%, 5/1/24	22,359	22,248
VFH Parent LLC Tranche B-1 (3 month LIBOR + 3.250%) 5.558%, 12/30/21	5,752	5,788
		389,705

Food / Tobacco—3.1%
Aramark Services, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 4.084%, 3/11/25	5,541	5,531
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.344%, 2/16/24	64,388	64,066
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 4.844%, 3/31/25	2,070	2,060
Flynn Restaurant Group LP First Lien (3 month LIBOR + 3.500%) 0.000%, 6/20/25(6)	8,755	8,733
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.835%, 10/30/22	33,876	33,588
K-Mac Holdings Corp.
First Lien (1 month LIBOR + 3.250%) 5.336%, 3/7/25	3,312	3,287
Second Lien (1 month LIBOR + 6.750%) 8.835%, 3/16/26	1,680	1,674
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.094%, 8/16/23	7,826	7,807
NPC International, Inc.
First Lien (1 month LIBOR + 3.500%) 5.594%, 4/19/24	3,510	3,525
Second Lien (1 month LIBOR + 7.500%) 9.594%, 4/18/25	1,265	1,278
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Panera Bread Co. (1 month LIBOR + 2.000%) 4.125%, 6/13/22	$ 39,349	$ 38,611
Post Holdings, Inc. Tranche A (1 month LIBOR + 2.000%) 4.100%, 5/24/24	17,379	17,262
Tacala Investment Corp.
First Lien (1 month LIBOR + 3.250%) 5.232%, 1/31/25	2,494	2,481
Second Lien (1 month LIBOR + 7.000%) 8.982%, 1/30/26	1,685	1,685
US Foods, Inc. (1 month LIBOR + 2.000%) 4.094%, 6/27/23	10,247	10,227
		201,815

Food and Drug—0.6%
Albertson’s LLC
(3 month LIBOR + 3.000%) 0.000%, 5/3/23(6)	10,375	10,356
2017-1, Tranche B-4 (1 month LIBOR + 2.750%) 4.844%, 8/25/21	6,430	6,362
2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 5.337%, 12/21/22	1,759	1,742
2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.319%, 6/22/23	21,219	20,974
Supervalu, Inc.
(1 month LIBOR + 3.500%) 5.594%, 6/8/24	943	943
(1 month LIBOR + 3.500%) 5.594%, 6/8/24	566	565
		40,942

Forest Prod / Containers—1.3%
Anchor Glass Container Corp.
2017 (1 month LIBOR + 2.750%) 4.825%, 12/7/23	5,351	4,823
Second Lien (1 month LIBOR + 7.750%) 9.807%, 12/7/24	2,595	1,713
Berry Global, Inc. Tranche S (1 month LIBOR + 1.750%) 0.000%, 2/8/20(6)	3,334	3,325
BWay Holding Co. (3 month LIBOR + 3.250%) 0.000%, 4/3/24(6)	22,542	22,404
Caraustar Industries, Inc. (3 month LIBOR + 5.500%) 7.834%, 3/14/22	12,260	12,312
Crown Americas LLC Tranche B (3 month LIBOR + 2.000%) 4.312%, 4/3/25	5,405	5,403
Flex Acquisition Co., Inc.
(3 month LIBOR + 3.000%) 5.308%, 12/29/23	2,455	2,443
2018, Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/25(6)	7,925	7,902
Plastipak Packaging, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 4.600%, 10/14/24	1,227	1,218
ProAmpac PG Borrower LLC First Lien (3 month LIBOR + 3.500%) 5.611%, 11/20/23	10,326	10,258
	Par Value	Value

Forest Prod / Containers—continued
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 4.844%, 2/5/23	$ 11,252	$ 11,220
		83,021

Gaming / Leisure—7.1%
Amaya Gaming Group, Inc.
(3 month LIBOR + 3.500%) 0.000%, 6/27/25(6)	17,940	17,951
2018 (3 month LIBOR + 3.000%) 5.171%, 4/7/25	20,329	20,289
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 4.105%, 10/19/24	23,813	23,630
Belmond Interfin Ltd. (1 month LIBOR + 2.750%) 4.844%, 7/3/24	8,697	8,697
Bombardier Recreational Products, Inc. Tranche B (3 month LIBOR + 2.000%) 4.090%, 5/23/25	1,915	1,897
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.500%) 4.488%, 9/15/23	5,907	5,915
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.844%, 12/22/24	24,781	24,684
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 4.094%, 10/6/24	5,821	5,772
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.344%, 4/18/24	8,669	8,615
Diamond Resorts International, Inc. Tranche B (1 month LIBOR + 3.750%) 5.844%, 9/2/23	24,407	24,331
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.375%, 4/17/24	7,832	7,798
ESH Hospitality, Inc. (1 month LIBOR + 2.000%) 4.094%, 8/30/23	10,819	10,744
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.094%, 5/9/24	20,488	20,454
Four Seasons Hotels Ltd. (1 month LIBOR + 2.000%) 4.094%, 11/30/23	12,770	12,666
Gateway Casinos & Entertainment Ltd. (1 month LIBOR + 3.000%) 5.473%, 12/1/23	5,000	5,000
GLP Capital LP Tranche C (1 month LIBOR + 1.500%) 3.585%, 4/29/21	32,061	31,740
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 5.100%, 10/21/24	5,428	5,411
Greektown Holdings LLC (1 month LIBOR + 3.000%) 5.094%, 4/25/24	11,004	10,953
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 4.602%, 3/29/24	2,893	2,884
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.841%, 10/25/23	70,321	70,292
Las Vegas Sands LLC Tranche B (1 month LIBOR + 1.750%) 3.844%, 3/27/25	30,131	29,900
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.094%, 4/25/23	$ 13,881	$ 13,798
MGM Resorts International Tranche A (1 month LIBOR + 2.250%) 4.344%, 4/25/21	7,597	7,578
Mohegan Tribal Gaming Authority Tranche B (1 month LIBOR + 4.000%) 6.094%, 10/13/23	13,772	12,966
Playa Resorts Holding BV (1 month LIBOR + 2.750%) 4.840%, 4/29/24	7,767	7,663
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 4.882%, 8/14/24	7,930	7,871
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.600%, 6/8/23	9,118	9,075
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.350%, 8/18/23	7,428	7,427
VICI Properties 1 LLC Tranche B (1 month LIBOR + 2.000%) 4.084%, 12/20/24	31,561	31,315
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 3.726%, 5/30/25	7,040	7,022
Wynn America LLC Tranche A (3 month LIBOR + 1.750%) 0.000%, 11/20/20(6)	2,430	2,422
		456,760

Healthcare—7.8%
AHP Health Partners, Inc. (3 month LIBOR + 4.500%) 0.000%, 6/30/25(6)	9,250	9,204
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%) 4.844%, 3/1/24	56,051	55,831
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 5.359%, 6/7/23	2,500	2,501
CHS/Community Health Systems, Inc. 2021, Tranche H (3 month LIBOR + 3.250%) 5.557%, 1/27/21	37,463	36,532
Concentra, Inc. Tranche B-1, First Lien (1 month LIBOR + 2.750%) 4.740%, 6/1/22	1,825	1,823
Convatec, Inc. Tranche B (3 month LIBOR + 2.250%) 4.584%, 10/20/23	6,721	6,711
CPI Holdco LLC First Lien (1 month LIBOR + 3.500%) 5.594%, 3/21/24	3,125	3,137
Diplomat Pharmacy, Inc. Initial Term B Loan (1 month LIBOR + 4.500%) 6.600%, 12/20/24	1,365	1,365
Endo Luxembourg Finance Co. I S.a.r.l. (1 month LIBOR + 4.250%) 6.375%, 4/29/24	13,973	13,938
Envision Healthcare Corp. (1 month LIBOR + 3.000%) 5.100%, 12/1/23	8,655	8,637
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.084%, 5/2/23	5,172	5,146
Gentiva Health Services, Inc.
First Lien (3 month LIBOR + 3.750%) 0.000%, 6/23/25(6)	4,622	4,587
	Par Value	Value

Healthcare—continued
First Lien (3 month LIBOR + 3.750%) 0.000%, 6/23/25(6)	$ 2,889	$ 2,867
Second Lien (3 month LIBOR + 7.000%) 0.000%, 6/22/26(6)	2,110	2,131
Greatbatch Ltd.
Tranche A (1 month LIBOR + 3.250%) 5.360%, 10/27/21	4,348	4,347
Tranche B (1 month LIBOR + 3.250%) 5.300%, 10/27/22	15,538	15,554
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 0.000%, 1/31/25(6)	36,133	36,133
HCA, Inc.
Tranche B-10 (1 month LIBOR + 2.000%) 4.094%, 3/13/25	22,648	22,696
Tranche B-11 (1 month LIBOR + 1.750%) 3.844%, 3/18/23	3,127	3,127
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 0.000%, 12/19/22(6)	23,094	22,950
Innoviva, Inc. (3 month LIBOR + 4.500%) 6.831%, 8/18/22	4,751	4,775
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.334%, 3/7/24	2,162	2,159
Tranche B-2 (3 month LIBOR + 2.000%) 4.334%, 1/17/25	7,150	7,125
Tranche B-3 (3 month LIBOR + 1.750%) 4.084%, 6/11/25	6,805	6,737
Kindred Healthcare, Inc.
(3 month LIBOR + 3.500%) 5.875%, 4/9/21	4,289	4,284
(3 month LIBOR + 5.000%) 0.000%, 6/23/25(6)	14,175	14,033
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%) 5.584%, 2/2/24	1,161	1,161
Lannett Co., Inc. Tranche A (1 month LIBOR + 4.750%) 6.844%, 11/25/20	24,187	24,081
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%) 0.000%, 6/7/23(6)	16,652	16,545
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 6.480%, 5/2/25	10,985	10,729
PharMerica Corp.
First Lien (1 month LIBOR + 3.500%) 5.546%, 12/6/24	2,095	2,090
Second Lien (1 month LIBOR + 7.750%) 9.796%, 12/5/25	1,695	1,693
RPI Finance Trust
Tranche A-4 (3 month LIBOR + 1.500%) 3.834%, 5/4/22	14,657	14,648
Tranche B-6 (3 month LIBOR + 2.000%) 4.334%, 3/27/23	38,109	38,052
Sound Inpatient Physicians Holdings LLC
First Lien (3 month LIBOR + 3.000%) 0.000%, 6/19/25(6)	3,335	3,333
Second Lien (3 month LIBOR + 6.750%) 0.000%, 6/19/26(6)	840	840
Surgery Center Holdings, Inc. (2 month LIBOR + 3.250%) 5.350%, 9/2/24	8,307	8,278
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Syneos Health, Inc.
Tranche A (1 month LIBOR + 1.500%) 3.594%, 8/1/22	$ 23,428	$ 23,350
Tranche B (1 month LIBOR + 2.000%) 4.094%, 8/1/24	11,889	11,820
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 4.844%, 2/6/24	16,054	15,412
Valeant Pharmaceuticals International, Inc. Tranche B (1 month LIBOR + 3.000%) 4.982%, 6/2/25	25,563	25,460
Zotec Partners LLC (1 month LIBOR + 5.000%) 0.000%, 2/14/24(6)	6,233	6,233
		502,055

Housing—3.4%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 0.000%, 10/31/23(6)	13,793	13,664
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%) 4.280%, 1/2/25	3,347	3,323
Canam Steel Corp. (1 month LIBOR + 5.500%) 7.594%, 7/1/24	10,231	10,308
Capital Automotive LP
2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.600%, 3/25/24	23,792	23,643
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.094%, 3/24/25	37,441	37,721
DTZ US Borrower LLC 2015-1, First Lien (3 month LIBOR + 3.250%) 0.000%, 11/4/21(6)	33,251	33,172
GGP, Inc. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 5/7/25(6)	67,010	65,754
Installed Building Products, Inc. Tranche B-2 (3 month LIBOR + 2.500%) 0.000%, 4/15/25(6)	7,707	7,669
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 4.844%, 11/15/23	2,736	2,721
Realogy Group LLC
2025 (1 month LIBOR + 2.250%) 4.296%, 2/7/25	3,322	3,311
Tranche A (1 month LIBOR + 2.250%) 4.296%, 2/8/23	8,253	8,248
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.094%, 11/21/24	7,146	7,111
		216,645

Information Technology—7.3%
Almonde, Inc.
First Lien (3 month LIBOR + 3.500%) 5.807%, 6/13/24	8,711	8,549
Second Lien (3 month LIBOR + 7.250%) 9.557%, 6/13/25	2,540	2,442
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 5.334%, 9/19/24	4,155	4,156
ARRIS Group, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.344%, 4/26/24	8,691	8,688
	Par Value	Value

Information Technology—continued
Autodata, Inc. First Lien (1 month LIBOR + 3.250%) 5.335%, 12/13/24	$ 3,955	$ 3,935
Avaya, Inc. 2018 (1 month LIBOR + 4.250%) 6.323%, 12/15/24	23,051	23,066
Barracuda Networks, Inc.
First Lien (1 month LIBOR + 3.250%) 5.307%, 2/12/25	4,420	4,398
Second Lien (1 month LIBOR + 7.250%) 9.307%, 1/9/26	835	834
Blackboard, Inc. Tranche B-4 (3 month LIBOR + 5.000%) 0.000%, 6/30/21(6)	4,761	4,495
Cavium, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 4.344%, 8/16/22	6,472	6,456
Cologix Holdings, Inc.
First Lien (1 month LIBOR + 3.000%) 5.091%, 3/20/24	3,125	3,124
Second Lien (1 month LIBOR + 7.000%) 9.094%, 3/20/25	800	803
Compuware Corp. Tranche B-3 (1 month LIBOR + 3.500%) 5.590%, 12/15/21	2,347	2,348
Cypress Intermediate Holdings III, Inc. First Lien (1 month LIBOR + 3.000%) 5.100%, 4/29/24	6,608	6,587
Dell International LLC
Tranche A-2 (1 month LIBOR + 1.750%) 3.850%, 9/7/21	10,000	9,953
Tranche A-3 (1 month LIBOR + 1.500%) 3.600%, 12/31/18	14,453	14,413
Tranche B (1 month LIBOR + 2.000%) 4.100%, 9/7/23	57,276	56,954
DigiCert Holdings, Inc.
First Lien (1 month LIBOR + 4.750%) 6.844%, 10/31/24	3,342	3,337
Second Lien (1 month LIBOR + 8.000%) 10.094%, 10/31/25	4,240	4,134
EAB Global, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 11/17/24(6)	6,239	6,138
ECI Macola First Lien (3 month LIBOR + 4.250%) 6.584%, 9/27/24	3,330	3,334
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 0.000%, 2/9/23(6)	11,244	11,221
Ensono LP First Lien (3 month LIBOR + 5.250%) 0.000%, 4/30/25(6)	4,985	4,970
Gartner, Inc. Tranche A (1 month LIBOR + 2.000%) 4.094%, 3/21/22	5,569	5,569
Gigamon, Inc. First Lien (3 month LIBOR + 4.500%) 6.834%, 12/27/24	5,318	5,345
GlobalLogic Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 6.084%, 6/20/22	4,594	4,594
Help Systems Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.844%, 3/28/25	9,565	9,541
Internap Corp. (1 month LIBOR + 5.750%) 7.800%, 4/6/22	6,291	6,323
IPC Corp. Tranche B-1, First Lien (3 month LIBOR + 4.500%) 6.860%, 8/6/21	1,508	1,470
Iron Mountain Information Management LLC Tranche B (1 month LIBOR + 1.750%) 3.844%, 1/2/26	8,364	8,193
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Ivanti Software, Inc. First Lien (1 month LIBOR + 4.250%) 6.350%, 1/20/24	$ 4,725	$ 4,675
KeyW Corp. (The) First Lien (1 month LIBOR + 4.500%) 6.530%, 5/3/24	2,490	2,502
Leidos Innovations Corp. Tranche B (1 month LIBOR + 1.750%) 3.875%, 8/16/23	6,218	6,237
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 7.594%, 2/6/24	4,940	4,928
MA Financeco LLC
Tranche B-2 (1 month LIBOR + 2.500%) 4.594%, 11/19/21	839	835
Tranche B-3 (1 month LIBOR + 2.750%) 4.844%, 6/21/24	2,673	2,658
Mavenir Systems, Inc. (1 month LIBOR + 6.000%) 8.030%, 5/1/25	9,135	9,112
MaxLinear, Inc. Tranche B Loan (1 month LIBOR + 2.500%) 4.573%, 5/12/24	3,377	3,369
McAfee LLC (1 month LIBOR + 4.500%) 6.594%, 9/30/24	15,818	15,883
Microchip Technology, Inc. (1 month LIBOR + 2.000%) 4.100%, 5/29/25	5,835	5,823
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 5.834%, 8/1/24	8,724	8,612
Second Lien (3 month LIBOR + 7.250%) 9.608%, 8/1/25	1,620	1,607
Presidio LLC (3 month LIBOR + 2.750%) 0.000%, 2/2/24(6)	8,518	8,500
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.363%, 11/3/23	15,605	15,384
RP Crown Parent LLC (1 month LIBOR + 2.750%) 4.844%, 10/12/23	2,861	2,836
Sahara Parent, Inc. First Lien (1 month LIBOR + 5.000%) 7.094%, 8/16/24	3,325	3,327
Salient CRGT, Inc. (1 month LIBOR + 5.750%) 7.844%, 2/28/22	8,160	8,242
SCS Holdings I, Inc. Tranche B, First Lien (1 month LIBOR + 4.250%) 6.344%, 10/30/22	7,591	7,594
Seattle Escrow Borrower LLC (1 month LIBOR + 2.750%) 4.844%, 6/21/24	18,052	17,950
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 3.000%) 5.094%, 2/5/24	5,011	5,003
Solera LLC (1 month LIBOR + 2.750%) 4.844%, 3/3/23	8,273	8,225
SS&C Technologies, Inc.
2017, Trance B-1 (1 month LIBOR + 2.250%) 4.344%, 7/8/22	2,618	2,625
Tranche B-3 (1 month LIBOR + 2.500%) 4.594%, 4/16/25	17,469	17,459
Tranche B-4 (1 month LIBOR + 2.500%) 4.594%, 4/16/25	6,609	6,605
Symantec Corp.
Tranche A-2 (3 month LIBOR + 1.500%) 3.875%, 8/1/19	11,585	11,508
	Par Value	Value

Information Technology—continued
Tranche A-5 (3 month LIBOR + 1.750%) 4.080%, 8/1/21	$ 7,096	$ 7,043
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 5.844%, 5/6/24	3,312	3,214
TTM Technologies, Inc. Tranche B (1 month LIBOR + 2.500%) 4.482%, 9/30/24	6,658	6,629
Vertiv Group Corp. Tranche B (1 month LIBOR + 4.000%) 6.001%, 11/30/23	13,503	13,402
VF Holding Corp First Lien (3 month LIBOR + 3.250%) 0.000%, 6/4/25(6)	2,500	2,483
VF Holding Corp. Tranche B-1 (1 month LIBOR + 3.250%) 5.344%, 6/30/23	8,135	8,080
Western Digital Corp. Tranche B-4 (1 month LIBOR + 1.750%) 3.844%, 4/29/23	8,261	8,251
		465,971

Manufacturing—1.8%
Big River Steel LLC (3 month LIBOR + 5.000%) 7.334%, 8/15/23	9,101	9,209
Brand Energy & Infrastructure Services, Inc. (3 month LIBOR + 4.250%) 6.604%, 6/21/24	6,682	6,687
Bright Bidco BV 2018, Tranche B (3 month LIBOR + 3.500%) 5.646%, 6/28/24	14,396	14,273
Clark Equipment Co. Tranche B (3 month LIBOR + 2.000%) 4.334%, 5/18/24	7,440	7,382
Columbus McKinnon Corp. Tranche B-2 (3 month LIBOR + 2.500%) 4.834%, 1/31/24	2,935	2,913
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 5.584%, 1/28/22	7,325	7,298
Excelitas Technologies Corp.
First Lien (3 month LIBOR + 3.500%) 0.000%, 12/2/24(6)	2,490	2,488
Second Lien (3 month LIBOR + 7.500%) 9.967%, 12/1/25	1,260	1,285
Gates Global LLC Tranche B-2 (3 month LIBOR + 2.750%) 5.084%, 4/1/24	21,138	21,104
Keurig Green Mountain, Inc. Tranche A (weekly LIBOR + 1.500%) 3.500%, 3/3/21	9,391	9,374
Milacron LLC Tranche B (1 month LIBOR + 2.500%) 4.594%, 9/28/23	3,313	3,288
Southwire Co. LLC (1 month LIBOR + 2.000%) 4.085%, 5/15/25	3,330	3,324
TecoStar Holdings, Inc. 2017, First Lien (3 month PRIME + 2.500%) 6.500%, 5/1/24	7,990	7,965
Unifrax I LLC
2017 (3 month LIBOR + 3.500%) 5.834%, 4/4/24	11,050	11,072
Second Lien (3 month LIBOR + 7.500%) 9.802%, 11/3/25	4,230	4,271
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Utex Industries, Inc. First Lien (1 month LIBOR + 4.000%) 6.094%, 5/21/21	$ 3,251	$ 3,216
		115,149

Media / Telecom - Broadcasting—1.4%
CBS Radio, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 4.838%, 11/18/24	11,992	11,813
Mission Broadcasting, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 0.000%, 1/17/24(6)	2,175	2,170
Nexstar Broadcasting, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 0.000%, 1/17/24(6)	16,567	16,534
Quincy Newspapers, Inc. Tranche B (3 month PRIME + 2.000%) 6.050%, 11/2/22	4,064	4,063
Sinclair Television Group, Inc.
(3 month LIBOR + 2.500%) 0.000%, 12/12/24(6)	11,895	11,843
Tranche B (3 month LIBOR + 2.250%) 0.000%, 1/3/24(6)	446	443
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.094%, 12/27/20	1,038	1,038
Tranche C (1 month LIBOR + 3.000%) 5.094%, 1/27/24	12,932	12,899
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 4.844%, 3/15/24	26,882	25,952
		86,755

Media / Telecom - Cable/Wireless Video—8.0%
Altice US Finance I Corp. 2017 (1 month LIBOR + 2.250%) 4.344%, 7/28/25	23,046	22,859
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.100%, 4/30/25	74,844	74,680
Cogeco Communications (USA) II LP Tranche B (1 month LIBOR + 2.375%) 4.469%, 1/3/25	21,085	20,939
Coral US Co-Borrower LLC Tranche B-4 (1 month LIBOR + 3.250%) 5.344%, 2/2/26	39,340	39,313
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.323%, 7/17/25	15,493	15,377
2018 (1 month LIBOR + 2.500%) 4.573%, 1/25/26	5,820	5,796
Intelsat Jackson Holdings SA
Tranche B-3 (1 month LIBOR + 3.750%) 5.853%, 11/27/23	23,815	23,737
Tranche B-4 (1 month LIBOR + 4.500%) 0.000%, 1/2/24(6)	2,980	3,089
Tranche B-5 0.000%, 1/2/24(6)(8)	4,860	5,009
Liberty Cablevision of Puerto Rico LLC
Second Lien (3 month LIBOR + 6.750%) 9.098%, 7/7/23	5,140	4,736
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Tranche B, First Lien (3 month LIBOR + 3.500%) 5.848%, 1/7/22	$ 19,931	$ 19,263
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 3.990%, 1/15/25	4,968	4,961
Mediacom Illinois LLC Tranche N (weekly LIBOR + 1.750%) 3.740%, 2/15/24	12,652	12,600
Quebecor Media, Inc. Tranche B-1 (3 month LIBOR + 2.250%) 4.593%, 8/17/20	29,231	29,218
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.094%, 2/1/24	19,209	18,918
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.323%, 8/15/26	6,250	6,185
Unitymedia Finance LLC
Tranche D, First Lien (1 month LIBOR + 2.250%) 4.323%, 1/15/26	8,195	8,125
Tranche E (1 month LIBOR + 2.000%) 4.073%, 6/1/23	8,335	8,271
UnityMedia Hessen GmbH & Co. KG Tranche B (1 month LIBOR + 2.250%) 4.323%, 9/30/25	24,955	24,752
UPC Financing Partnership (1 month LIBOR + 2.500%) 4.573%, 1/15/26	23,310	23,025
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.573%, 1/15/26	37,345	37,042
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 5.335%, 8/18/23	29,550	28,146
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.573%, 4/15/25	79,360	78,418
		514,459

Media / Telecom - Diversified Media—6.0%
A-L Parent LLC First Lien (1 month LIBOR + 3.250%) 5.350%, 12/1/23	2,477	2,480
Alliance Data Systems Corp. Tranche A (1 month LIBOR + 2.000%) 4.094%, 6/14/22	13,324	13,191
ALM Media LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 6.834%, 7/31/20	4,773	4,212
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 4.594%, 2/1/24	3,088	3,043
AP NMT Acquisition BV Tranche B, First Lien (3 month LIBOR + 5.750%) 8.058%, 8/13/21	18,097	18,055
Creative Artists Agency LLC (1 month LIBOR + 3.000%) 5.073%, 2/15/24	14,179	14,161
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 0.000%, 2/28/25(6)	29,207	28,967
Deluxe Entertainment Services Group, Inc. (3 month LIBOR + 5.500%) 7.859%, 2/28/20	19,779	19,119
DHX Media Ltd. (3 month PRIME + 2.750%) 7.750%, 12/29/23	5,796	5,782
Donnelley Financial Solutions, Inc. 2017 (weekly LIBOR + 3.000%) 4.981%, 9/29/23	2,217	2,215
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 7.084%, 11/3/23	$114,677	$ 111,428
Lamar Media Corp. Tranche B (1 month LIBOR + 1.750%) 3.875%, 3/14/25	7,446	7,437
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 3.841%, 3/24/25	14,250	14,179
Tranche B (1 month LIBOR + 2.250%) 4.341%, 3/24/25	22,544	22,431
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 6.094%, 5/4/22	5,703	5,570
Meredith Corp. (1 month LIBOR + 3.000%) 0.000%, 1/31/25(6)	15,431	15,412
Merrill Communications LLC (3 month LIBOR + 5.250%) 7.609%, 6/1/22	11,005	11,115
MH Sub I LLC
First Lien (1 month LIBOR + 3.750%) 5.835%, 9/13/24	15,808	15,792
Tranche B, Second Lien (1 month LIBOR + 7.500%) 9.585%, 9/15/25	1,695	1,706
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.046%, 10/4/23	6,002	5,994
Rovi Solutions Corp. Tranche B (1 month LIBOR + 2.500%) 4.600%, 7/2/21	9,167	9,169
William Morris Endeavor Entertainment LLC Tranche B-1 (2 month LIBOR + 2.750%) 4.930%, 5/18/25(7)	54,550	54,073
		385,531

Media / Telecom - Telecommunications—4.9%
Altice Financing SA
2017 (3 month LIBOR + 2.750%) 5.098%, 7/15/25	11,291	11,101
2017 (3 month LIBOR + 2.750%) 5.098%, 1/31/26	13,144	12,865
C1 Holdings Corp. (1 month LIBOR + 3.750%) 5.844%, 4/4/25	5,385	5,361
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.844%, 1/31/25	79,915	78,217
Colorado Buyer, Inc.
First Lien (3 month LIBOR + 3.000%) 5.360%, 5/1/24	4,285	4,277
Second Lien (3 month LIBOR + 7.250%) 9.610%, 5/1/25	2,400	2,391
Gannett Co., Inc.
(1 month LIBOR + 2.000%) 4.040%, 6/29/20(3)	1,700	1,666
(1 month LIBOR + 2.000%) 4.040%, 6/29/20(3)(9)	3,300	3,234
Hargray Communications Group, Inc. (1 month LIBOR + 3.000%) 5.094%, 5/16/24	3,138	3,126
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.334%, 2/22/24	77,355	77,065
	Par Value	Value

Media / Telecom - Telecommunications—continued
Neustar, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.094%, 8/8/25	$ 2,749	$ 2,639
Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.594%, 8/8/24	9,015	9,015
New LightSquared LLC
(3 month LIBOR + 8.750%) 11.069%, 6/15/20	11,473	9,289
Second Lien (3 month LIBOR + 12.500%) 14.820%, 12/7/20	12,326	3,624
Numericable U.S. LLC
(1 month LIBOR + 2.750%) 4.844%, 7/31/25	34,898	34,119
Tranche B-12 (3 month LIBOR + 3.000%) 5.348%, 1/31/26	26,117	25,641
West Corp.
Tranche B (1 month LIBOR + 4.000%) 6.094%, 10/10/24	18,323	18,241
Tranche B-1 (1 month LIBOR + 3.500%) 5.594%, 10/10/24	5,805	5,754
Zayo Group LLC 2017, Tranche B-2 (1 month LIBOR + 2.250%) 4.344%, 1/19/24	8,999	8,986
		316,611

Media / Telecom - Wireless Communications—0.4%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.625%, 2/2/24	22,668	22,545
Metals / Minerals—2.6%
American Rock Salt Co. LLC 2018 (1 month LIBOR + 3.750%) 5.844%, 3/21/25	4,519	4,513
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 0.000%, 12/22/23(6)	24,974	24,906
Atlas Iron Ltd. (1 month LIBOR + 7.330%) 9.424%, 5/6/21	1,894	1,875
CNX Resources Corp. Tranche B (3 month LIBOR + 6.000%) 8.320%, 11/28/22	7,213	7,387
Contura Energy, Inc. (1 month LIBOR + 5.000%) 7.100%, 3/18/24	10,539	10,539
Coronado Curragh LLC
Tranche B (3 month LIBOR + 6.500%) 8.834%, 3/29/25	15,111	15,205
Tranche C (3 month LIBOR + 6.500%) 8.834%, 3/29/25	4,132	4,157
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.050%, 6/1/25	14,165	14,156
Foresight Energy LLC (3 month LIBOR + 5.750%) 8.109%, 3/28/22	8,759	8,691
Global Brass and Copper, Inc. Tranche B (1 month LIBOR + 2.500%) 4.625%, 5/29/25	4,158	4,122
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 0.000%, 2/12/25(6)	31,840	31,621
Metallurg, Inc. (1 month LIBOR + 3.000%) 5.094%, 2/1/25	3,313	3,309
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
Phoenix Services International LLC Tranche B (1 month LIBOR + 3.750%) 5.751%, 3/1/25	$ 2,494	$ 2,497
TMS International Corp. Tranche B-2 (2 month LIBOR + 2.750%) 4.847%, 8/14/24	4,876	4,852
US Silica Co. (1 month LIBOR + 4.000%) 6.125%, 5/1/25	19,466	19,437
Zekelman Industries, Inc. (3 month LIBOR + 2.250%) 4.582%, 6/14/21	7,284	7,266
		164,533

Retail—2.3%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 6.625%, 8/19/22	7,444	6,629
ASHCO LLC (1 month LIBOR + 5.000%) 7.094%, 9/25/24	13,576	13,585
Belk, Inc. (3 month LIBOR + 4.750%) 7.087%, 12/12/22	9,658	7,449
CWGS Group LLC (1 month LIBOR + 2.750%) 4.809%, 11/8/23	20,233	19,985
Hudsons Bay Co. Tranche B (2 month LIBOR + 3.250%) 5.419%, 9/30/22	26,730	24,899
J. Crew Group, Inc. (3 month LIBOR + 3.220%) 5.393%, 3/5/21	16,898	14,061
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 6.569%, 6/23/23	16,605	15,823
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 5.010%, 3/11/22	4,964	4,093
Staples, Inc. (3 month LIBOR + 4.000%) 6.358%, 9/12/24	3,801	3,747
Toys R Us Property Co. I LLC (1 month LIBOR + 5.000%) 7.094%, 8/21/19(10)	19,785	16,405
Toys R Us-Delaware, Inc.
Tranche B-3 (3 month PRIME + 2.750%) 7.750%, 5/25/18(3)(10)	1,734	834
Tranche B-4 (3 month PRIME + 7.750%) 12.750%, 4/24/20(10)	19,691	9,789
Tranche B-4 (3 month PRIME + 9.750%) 14.750%, 1/18/19	10,966	11,062
		148,361

Service—7.8%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 5.084%, 4/9/25	5,600	5,607
AECOM Tranche B (1 month LIBOR + 1.750%) 3.844%, 2/21/25	8,547	8,529
American Teleconferencing Services Ltd. (3 month LIBOR + 6.500%) 8.724%, 12/8/21	2,228	2,147
Ascend Learning LLC (1 month LIBOR + 3.000%) 0.000%, 7/12/24(6)	6,627	6,603
Capri Acquisitions BidCo Ltd. (3 month LIBOR + 3.250%) 5.609%, 11/1/24	4,185	4,145
	Par Value	Value

Service—continued
Carlisle Foodservice Products, Inc.
First Lien (1 month LIBOR + 3.000%) 5.088%, 3/20/25	$ 2,023	$ 2,004
First Lien (3 month LIBOR + 0.000%) 1.000%, 3/20/25(9)	457	453
Conduent Business Services LLC Tranche B (1 month LIBOR + 3.000%) 5.094%, 8/7/23	9,320	9,289
CSC SW Holdco, Inc. Tranche B-1 (2 month LIBOR + 3.250%) 5.342%, 11/14/22	3,689	3,672
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 3.297%, 2/3/25	114	113
First Lien (1 month LIBOR + 3.000%) 3.297%, 2/3/25(9)	289	286
First Lien (1 month LIBOR + 3.000%) 5.094%, 2/3/25	3,748	3,720
Second Lien (3 month LIBOR + 6.750%) 9.084%, 2/1/26	845	847
Diebold Nixdorf, Inc. Tranche B (1 month LIBOR + 2.750%) 4.813%, 11/6/23	1,336	1,331
Edelman Financial Center LLC (The)
Second Lien (3 month LIBOR + 6.750%) 0.000%, 6/26/26(6)	1,265	1,272
Tranche B, First Lien (3 month LIBOR + 3.250%) 0.000%, 6/26/25(6)	15,440	15,411
Engineered Machinery Holdings, Inc. First Lien (3 month LIBOR + 3.250%) 5.584%, 7/19/24	3,731	3,710
Exela Intermediate LLC Tranche B, First Lien (3 month LIBOR + 7.500%) 9.826%, 6/30/23	7,188	7,177
First Data Corp.
2022, Tranche D (1 month LIBOR + 2.000%) 4.091%, 7/8/22	57,454	57,166
2024 Tranche A (1 month LIBOR + 2.000%) 4.091%, 4/26/24	40,402	40,135
FleetCor Technologies Operating Co. LLC Tranche B-3, First Lien (1 month LIBOR + 2.000%) 4.094%, 8/2/24	8,312	8,285
GEO Group, Inc. (1 month LIBOR + 2.000%) 4.100%, 3/22/24	2,070	2,059
GFL Environmental, Inc.
(3 month LIBOR + 2.750%) 5.052%, 5/30/25(9)	919	912
2018 (3 month LIBOR + 2.750%) 5.084%, 5/30/25	7,396	7,341
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.594%, 6/30/24	7,501	7,436
I-Logic Technologies Bidco Ltd. (1 month LIBOR + 4.000%) 6.094%, 12/21/24	3,509	3,500
Inmar, Inc. First Lien (1 month LIBOR + 3.500%) 5.594%, 5/1/24	6,623	6,627
Iqor US, Inc. Tranche B, First Lien (3 month LIBOR + 5.000%) 0.000%, 4/1/21(6)	24,175	24,091
KUEHG Corp. Tranche B-2 (3 month LIBOR + 3.750%) 6.084%, 8/12/22	8,406	8,374
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Service—continued
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.594%, 4/26/24	$ 19,821	$ 19,804
Learning Care Group (US) No. 2, Inc. First Lien (3 month LIBOR + 3.250%) 5.406%, 3/13/25	6,930	6,886
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 7.834%, 9/30/22	1,652	1,573
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 5.334%, 7/1/24	1,662	1,651
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 6.084%, 5/23/25	4,170	4,160
Second Lien (3 month LIBOR + 7.500%) 9.834%, 5/22/26(7)	3,375	3,316
Octavia Holdco, Inc. Tranche B (3 month LIBOR + 2.250%) 4.575%, 3/20/25	2,494	2,469
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.750%) 4.835%, 2/14/25	5,773	5,658
First Lien (3 month LIBOR + 2.750%) 5.085%, 2/14/25	471	462
First Lien (3 month LIBOR + 2.750%) 5.085%, 2/14/25(9)	1,231	1,206
Second Lien (1 month LIBOR + 6.250%) 8.335%, 2/13/26	420	419
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.594%, 1/3/25	12,045	11,864
Pre Paid Legal Services, Inc. First Lien (1 month LIBOR + 3.250%) 5.232%, 5/1/25	1,000	1,003
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 3.250%) 5.232%, 5/1/25	7,875	7,885
Prime Security Services Borrower LLC 2016-2, Tranche B-1, First Lien (1 month LIBOR + 2.750%) 4.844%, 5/2/22	9,068	9,015
R1 RCM, Inc. (3 month LIBOR + 5.250%) 7.619%, 5/8/25(7)	3,745	3,726
Red Ventures LLC
First Lien (1 month LIBOR + 4.000%) 0.000%, 11/8/24(6)	25,284	25,384
Second Lien (1 month LIBOR + 8.000%) 10.094%, 11/8/25	3,372	3,419
Sedgwick Claims Management Services, Inc.
First Lien (1 month LIBOR + 2.750%) 4.844%, 3/1/21	26,849	26,675
Second Lien (3 month LIBOR + 5.750%) 7.950%, 2/28/22	16,515	16,567
SGS Cayman LP (3 month LIBOR + 5.375%) 7.709%, 4/23/21	4,485	4,294
Shutterfly, Inc. (1 month LIBOR + 2.750%) 4.850%, 8/17/24	2,910	2,911
St. Georges University
First Lien (3 month LIBOR + 3.500%) 0.000%, 6/20/25(6)	1,484	1,481
Tranche B, First Lien (3 month LIBOR + 3.500%) 0.000%, 6/20/25(6)	4,771	4,759
	Par Value	Value

Service—continued
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 7.709%, 4/23/21	$ 19,268	$ 18,449
TKC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 5.850%, 2/1/23	5,263	5,245
Second Lien (1 month LIBOR + 8.000%) 10.100%, 2/1/24	2,172	2,169
Trans Union LLC
2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.094%, 4/9/23	6,413	6,391
2018, Tranche B-4 (3 month LIBOR + 2.000%) 0.000%, 6/19/25(6)	4,930	4,912
Travelport Finance S.a.r.l. (3 month LIBOR + 2.500%) 4.830%, 3/17/25	4,355	4,335
USIC Holdings, Inc. Tranche B (1 month LIBOR + 3.250%) 5.344%, 12/8/23	4,558	4,545
Vantiv LLC Tranche B-4 (3 month LIBOR + 1.750%) 3.787%, 8/9/24	9,202	9,154
Ventia Deco LLC 2017, Tranche B (3 month LIBOR + 3.500%) 5.834%, 5/20/22	2,897	2,897
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 6.910%, 11/29/24	17,994	18,168
Wrangler Buyer LLC 2018 (1 month LIBOR + 2.750%) 4.844%, 9/27/24	3,339	3,329
Zacapa LLC Tranche B (3 month LIBOR + 5.000%) 0.000%, 6/27/25(6)	9,105	9,059
		497,482

Transportation - Automotive—2.2%
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.350%, 4/6/24	19,804	19,697
Autokiniton US Holdings, Inc. Tranche B (1 month LIBOR + 4.000%) 6.084%, 5/22/25	5,000	5,000
CH Hold Corp. First Lien (1 month LIBOR + 3.000%) 5.094%, 2/1/24	7,545	7,535
DexKo Global, Inc.
Tranche B, First Lien (1 month LIBOR + 3.500%) 4.547%, 7/24/24	1,868	1,868
Tranche B, First Lien (1 month LIBOR + 3.500%) 4.547%, 7/24/24(9)	3,122	3,122
Federal-Mogul Corp. 2014, Tranche C (1 month LIBOR + 3.750%) 5.830%, 4/15/21(7)	32,825	32,831
K & N Parent, Inc.
(3 month LIBOR + 4.750%) 7.084%, 10/20/23	2,435	2,435
Second Lien (3 month LIBOR + 8.750%) 11.084%, 10/21/24	848	822
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.530%, 11/6/24	9,152	9,146
Sage Automotive Interiors, Inc. (1 month LIBOR + 5.000%) 7.094%, 11/8/22	2,459	2,465
Superior Industries International, Inc. (1 month LIBOR + 4.500%) 6.594%, 5/21/24	9,318	9,330
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Tenneco, Inc. (3 month LIBOR + 2.750%) 0.000%, 6/18/25(6)	$ 20,845	$ 20,624
Tower Automotive Holdings USA LLC (1 month LIBOR + 2.750%) 4.813%, 3/7/24	14,211	14,166
Wabash National Corp. Tranche B-4 (3 month PRIME + 1.250%) 5.295%, 3/18/22	11,389	11,390
		140,431

Transportation - Land Transportation—0.1%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 7.094%, 2/27/24	9,351	9,369
Transportation - Shipping—1.1%
Al Midcoast Holdings LLC Tranche B (3 month LIBOR + 5.500%) 0.000%, 7/31/25(6)	16,910	16,826
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 10.844%, 11/12/20	7,748	5,342
HGIM Corp.
Tranche A (3 month PRIME + 3.250%) 8.250%, 6/18/18(10)	12,471	5,269
Tranche B (3 month LIBOR + 3.500%) 8.250%, 6/18/20(10)	12,465	5,256
Hornblower Sub LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 6.866%, 3/28/25	2,688	2,695
International Seaways Operating Corp. (1 month LIBOR + 6.000%) 7.990%, 6/22/22	4,378	4,361
Navios Maritime Midstream Partners LP (3 month LIBOR + 4.500%) 6.830%, 6/18/20	6,175	6,098
Navios Maritime Partners LP (3 month LIBOR + 5.000%) 7.330%, 9/14/20	13,322	13,389
OSG Bulk Ships, Inc. (3 month LIBOR + 4.250%) 6.770%, 8/5/19	7,151	7,080
PS Holdco LLC (1 month LIBOR + 5.250%) 7.297%, 3/13/25	1,675	1,683
		67,999

Utility—4.2%
AES Corp. 2018 (3 month LIBOR + 1.750%) 0.000%, 5/31/22(6)	17,821	17,732
APLP Holdings LP (1 month LIBOR + 3.000%) 5.094%, 4/13/23	3,536	3,533
Bronco Midstream Funding LLC (3 month LIBOR + 3.500%) 5.840%, 8/14/23	18,809	18,809
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 0.000%, 1/15/25(6)	10,863	10,816
Calpine Corp.
(3 month LIBOR + 2.500%) 4.840%, 1/15/24	5,901	5,886
2015 (3 month LIBOR + 2.500%) 4.840%, 1/15/23	5,924	5,906
2016 (3 month LIBOR + 2.500%) 4.840%, 5/31/23	5,155	5,138
	Par Value	Value

Utility—continued
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 5.844%, 10/2/23	$ 8,591	$ 8,577
Empire Generating Co. LLC
Tranche B (3 month LIBOR + 4.250%) 6.610%, 3/12/21	20,296	15,628
Tranche C (3 month LIBOR + 4.250%) 6.610%, 3/12/21	2,006	1,545
Invenergy Thermal Operating I LLC (3 month LIBOR + 3.500%) 0.000%, 7/16/25(6)	6,682	6,682
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 8.360%, 4/13/21	7,915	6,859
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 9.334%, 10/18/22	17,635	16,665
NRG Energy, Inc. (3 month LIBOR + 1.750%) 4.084%, 6/30/23	45,213	44,892
PowerTeam Services LLC First Lien (3 month LIBOR + 3.250%) 5.584%, 3/6/25	8,294	8,185
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 8.094%, 5/13/22	13,919	14,067
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.094%, 4/13/24	15,178	15,211
Tranche B-1 (1 month LIBOR + 4.000%) 6.094%, 7/17/23	5,901	5,914
Vistra Operations Co. LLC
2016, Tranche B-2 (1 month LIBOR + 2.250%) 4.344%, 12/14/23	8,280	8,233
2018 (1 month LIBOR + 2.000%) 4.075%, 12/31/25	24,540	24,363
Tranche B-1 (1 month LIBOR + 2.000%) 4.094%, 8/4/23	27,976	27,757
		272,398

Total Leveraged Loans (Identified Cost $6,058,692)		5,989,064

	Shares
Preferred Stocks—0.0%
Financials—0.0%
GMAC Capital Trust I Series 2 (3 month LIBOR + 5.785%), 8.128%(2)	34 (11)	894
Energy—0.0%
Templar Energy LLC Class A, 0.000%(3)(12)	9 (11)	56
Total Preferred Stocks (Identified Cost $908)		950

Common Stocks—0.7%
Consumer Discretionary—0.1%
Caesars Entertainment Corp.(7)(12)	767,654	8,214
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Shares	Value
Energy—0.1%
Linn Energy, Inc.(7)(12)	128,202	$ 4,955
SandRidge Energy, Inc.(7)(12)	16,109	286
Templar Energy LLC Class A(3)(12)	1,403,328	1,403
		6,644

Financials—0.1%
Aretec Group, Inc.(3)(7)(12)	104,182	6,928
Information Technology—0.4%
Avaya Holdings Corp.(7)(12)	1,099,711	22,082
Total Common Stocks (Identified Cost $81,633)		43,868

Right—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(3)(12)	410,667	228
Total Right (Identified Cost $554)		228

Convertible Preferred Stock—0.0%
Financials—0.0%
Ditech Holding Corp.(3)(12)	742	519
Total Convertible Preferred Stock (Identified Cost $853)		519

Total Long-Term Investments—98.3% (Identified Cost $6,404,864)		6,296,739

Short-Term Investment—7.1%
Money Market Mutual Fund—7.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(7)(13)	458,123,570	458,124
Total Short-Term Investment (Identified Cost $458,124)		458,124

TOTAL INVESTMENTS—105.4% (Identified Cost $6,862,988)		6,754,863
Other assets and liabilities, net—(5.4)%		(347,243)
NET ASSETS—100.0%		$6,407,620
Abbreviations:
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $117,882 or 1.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	7% of the income received was cash and 2% was PIK.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(6)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	All or a portion segregated as collateral for a delayed delivery transaction.
(8)	Security is fixed rate.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(11)	Value shown as par value.
(12)	Non-income producing security.
(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Canada	3
Luxembourg	3
Netherlands	2
France	1
Australia	1
Cayman Islands	1
Total Investments	100%
† % of total investments as of June 30, 2018
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Security	$ 2,876	$ —	$ 2,876	$ —
Corporate Bonds And Notes	259,234	—	228,104	31,130
Leveraged Loans	5,989,064	—	5,974,224	14,840
Equity Securities:
Common Stocks	43,868	35,537	—	8,331
Preferred Stocks	950	894	—	56
Right	228	—	—	228
Convertible Preferred Stock	519	—	—	519
Short-Term Investment	458,124	458,124	—	—
Total Investments	$6,754,863	$494,555	$6,205,204	$55,104
Securities held by the Fund with an end of period value of $9,994 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $834 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Georgia Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.5%
California—1.2%
General Obligation—1.2%
California, State of 5.000%, 8/1/36	$ 870	$ 1,023
Georgia—89.5%
Electric Revenue—5.9%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton 5.000%, 3/1/31	1,655	1,918
Main Street Natural Gas, Inc., Mandatory Put 9/1/23 2.093%, 4/1/48(2)	3,000	2,988
		4,906
General Obligation—7.5%
Georgia, State of
5.000%, 7/1/30	2,000	2,390
4.000%, 2/1/35	2,000	2,131
Gwinnett County School District 5.000%, 2/1/35	1,500	1,720
		6,241
General Revenue—25.9%
Athens Housing Authority, UGA Real Estate Foundation, Inc. East Campus Housing Phase II LLC Project 5.000%, 6/15/31	1,000	1,154
Atlanta Development Authority,
Senior Lien 5.000%, 7/1/34	1,000	1,132
Senior Lien 5.250%, 7/1/40	2,500	2,861
Fulton County Development Authority,
Georgia Tech Facilities 5.000%, 5/1/39	2,145	2,379
Georgia Tech Facilities 4.000%, 3/1/43	750	780
Robert Woodruff Arts Center, Inc. 5.250%, 3/15/24	1,145	1,173
Robert Woodruff Arts Center, Inc. 5.000%, 3/15/36	2,000	2,221
Gwinnett County Development Authority,
Georgia Gwinnett College Student Center Project 5.000%, 7/1/33	500	574
Georgia Gwinnett College Student Housing Project 5.000%, 7/1/30	2,230	2,579
Private Colleges & Universities Authority,
Emory University 5.000%, 10/1/38	3,500	4,038
Savannah College of Art and Design Project 5.000%, 4/1/44	2,500	2,696
		21,587
Healthcare Revenue—12.1%
Athens-Clarke County Unified Government Development Authority, Catholic Health East 6.250%, 11/15/32	1,305	1,356
Carroll City-County Hospital Authority, Tanner Medical Center, Inc. (Country Guaranteed Insured) 5.000%, 7/1/41	3,000	3,342
	Par Value	Value
Georgia—continued
Healthcare Revenue—continued
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. 5.000%, 11/15/29	$2,000	$ 2,087
Greene County Development Authority, Catholic Health East 5.000%, 11/15/37	2,955	3,270
		10,055
Pre-Refunded—8.2%
Athens-Clarke County Unified Government Water & Sewerage Revenue (Pre-refunded 1/1/19 @ 100) 5.500%, 1/1/38	4,000	4,080
Metropolitan Atlanta Rapid Transit Authority Third Indenture (Pre-refunded 7/1/22 @ 100) 5.000%, 7/1/30	1,465	1,637
Thomasville Hospital Authority (Pre-refunded 11/2/20 @ 100) 5.375%, 11/1/40	1,000	1,080
		6,797
Tax Allocation Revenue—9.7%
Atlanta, City of,
Atlantic Station Project 5.000%, 12/1/23	1,060	1,192
Atlantic Station Project 5.000%, 12/1/24	650	739
Beltline Project 5.000%, 1/1/28	855	985
Beltline Project 5.000%, 1/1/30	1,055	1,206
Beltline Project 5.000%, 1/1/31	1,500	1,711
Eastside Project 5.000%, 1/1/28	1,150	1,306
Eastside Project 5.000%, 1/1/29	300	339
Eastside Project 5.000%, 1/1/30	550	621
		8,099
Transportation Revenue—4.3%
Atlanta, City of, Department of Aviation
5.000%, 1/1/32	1,000	1,133
5.000%, 1/1/42	2,235	2,427
		3,560
Water & Sewer Revenue—15.9%
Cartersville, City of 4.000%, 6/1/43	2,000	2,090
Athens-Clarke County Unified Government Water & Sewerage Revenue 5.000%, 1/1/24	1,250	1,435
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/40	4,000	4,501
Board of Water Light & Sinking Fund Commissioners of the City of Dalton 5.000%, 3/1/30	1,400	1,627
Fulton County Water & Sewerage Revenue 5.000%, 1/1/26	1,810	1,945
See Notes to Financial Statements.

Virtus Seix Georgia Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Georgia—continued
Water & Sewer Revenue—continued
Henry County Water & Sewerage Authority (AMBAC Insured) 6.150%, 2/1/20	$1,575	$ 1,650
		13,248
		74,493

North Carolina—2.2%
General Revenue—2.2%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,700	1,793
Virginia—3.6%
Transportation Revenue—3.6%
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	2,805	2,980
Total Municipal Bonds (Identified Cost $79,112)		80,289

Total Long-Term Investments—96.5% (Identified Cost $79,112)		80,289

	Shares
Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.320%) (3)	2,072,466	2,072
Total Short-Term Investment (Identified Cost $2,072)		2,072

TOTAL INVESTMENTS—99.0% (Identified Cost $81,184)		82,361
Other assets and liabilities, net—1.0%		863
NET ASSETS—100.0%		$83,224
Abbreviation:
AMBAC	American Municipal Bond Assurance Corp.

Footnote Legend:
(1)	At June 30, 2018, 6.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$80,289	$ —	$80,289
Equity Securities:
Short-Term Investment	2,072	2,072	—
Total Investments	$82,361	$2,072	$80,289
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.0%
Alabama—7.3%
Auburn University Revenue 5.000%, 6/1/32	$1,035	$ 1,229
Birmingham Alabama Special Care Facilities Financing Authority, Children’s Hospital Revenue (AGC Insured) (Pre-refunded 6/1/19 @ 100) 6.000%, 6/1/39	2,000	2,080
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	1,000	1,139
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,132
		5,580

Alaska—2.8%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	1,270	1,334
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28(2)	730	767
		2,101

California—16.6%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,349
California Municipal Finance Authority, Bowles Hall Foundation Revenue 5.000%, 6/1/50(2)	1,750	1,886
California, State of,
General Obligation 5.000%, 9/1/30	1,000	1,093
General Obligation 6.500%, 4/1/33	920	954
General Obligation 5.000%, 10/1/47	1,000	1,145
General Obligation (Pre-refunded 4/1/19 @ 100) 6.500%, 4/1/33	1,080	1,121
California Statewide Communities Development Authority,
John Muir Health Revenue 5.000%, 12/1/53	200	228
John Muir Health Revenue 5.000%, 12/1/57	350	399
Los Angeles Community College District, General Obligation 4.000%, 8/1/39	1,195	1,278
Los Angeles Department of Airports, Los Angeles International Airport Revenue 5.000%, 5/15/35(2)	1,000	1,130
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	588
	Par Value	Value

California—continued
5.000%, 9/1/29	$ 405	$ 473
		12,644

Colorado—3.4%
Colorado Educational & Cultural Facilities Authority, University of Denver Project Revenue 5.000%, 3/1/43	1,000	1,133
University of Colorado Revenue 4.000%, 6/1/36	1,355	1,434
		2,567

District of Columbia—2.8%
Columbia District Revenue 5.500%, 12/1/30	2,000	2,105
Florida—1.5%
Orlando, City of, Revenue (Pre-refunded 5/1/24 @ 100) 5.250%, 11/1/32	1,000	1,166
Georgia—6.0%
Fulton County Development Authority, Georgia Tech Athletic Association Revenue 5.750%, 10/1/36	1,250	1,364
Georgia, State of, General Obligation 4.000%, 7/1/35	3,000	3,225
		4,589

Guam—0.4%
Guam, Port Authority of, Revenue 5.000%, 7/1/48	250	277
Idaho—3.4%
Idaho Health Facilities Authority, Saint Luke’s Health System Project Revenue 6.750%, 11/1/37	2,500	2,541
Illinois—1.4%
University of Illinois Revenue (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/38(2)	1,000	1,030
Maine—3.4%
Maine Turnpike Authority, Toll Highway Revenue (Pre-refunded 7/1/19 @ 100) 6.000%, 7/1/38	2,500	2,609
Maryland—4.7%
Anne Arundel County, General Obligation 5.000%, 10/1/32	3,000	3,566
Missouri—3.7%
Metropolitan St Louis Sewer District Revenue 5.000%, 5/1/36	2,500	2,838
New York—11.5%
Long Island Power Authority Revenue 5.000%, 9/1/47	1,500	1,703
New York, City of, General Obligation 5.000%, 4/1/37	2,000	2,326
See Notes to Financial Statements.

Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

New York—continued
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 5/1/32	$3,000	$ 3,549
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/32	1,000	1,185
		8,763

North Carolina—4.2%
Charlotte, City of, Water & Sewer System Revenue 1.430%, 7/1/36(3)	3,210	3,210
Ohio—4.9%
Franklin, County, Sales Tax Revenue
5.000%, 6/1/38	1,200	1,416
5.000%, 6/1/48	2,000	2,335
		3,751

Oklahoma—1.1%
Oklahoma Turnpike Authority, Toll Highway Revenue 5.000%, 1/1/47	750	856
Oregon—9.3%
Eugene, City of, Electric Utility System Revenue 5.000%, 8/1/47	1,580	1,819
Portland, Port of, Airport Revenue
5.000%, 7/1/42	1,000	1,120
5.000%, 7/1/47	1,000	1,129
Washington Multnomah & Yamhill Country School District, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/27	2,500	2,985
		7,053

Tennessee—1.1%
Greeneville Health & Educational Facilities Board, Ballard Health Obligation Group Revenue 5.000%, 7/1/37	750	848
Texas—2.2%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,106
Harris County Cultural Education Facilities Finance Corp., TECO Project Revenue 4.000%, 11/15/36	500	522
		1,628

Washington—5.3%
Energy Northwest Revenue 5.000%, 7/1/33	2,000	2,337
	Par Value	Value

Washington—continued
Seattle, City of, Municipal Light & Power Revenue (BHAC Insured) (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/29	$1,635	$ 1,687
		4,024

Total Municipal Bonds (Identified Cost $72,730)		73,746

Total Long-Term Investments—97.0% (Identified Cost $72,730)		73,746

	Shares
Short-Term Investment—8.4%
Money Market Mutual Fund—8.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.320%)(4)	6,392,664	6,393
Total Short-Term Investment (Identified Cost $6,392)		6,393

TOTAL INVESTMENTS—105.4% (Identified Cost $79,122)		80,139
Other assets and liabilities, net—(5.4)%		(4,107)
NET ASSETS—100.0%		$76,032

Abbreviations:
AGC	Assured Guaranty Corp.
BHAC	Berkshire Hathaway Assurance Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At June 30, 2018, 12.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.
(2)	All or a portion segregated as collateral for a delayed delivery transaction.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$73,746	$ —	$73,746
Equity Securities:
Short-Term Investment	6,393	6,393	—
Total Investments	$80,139	$6,393	$73,746
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Corporate Bonds And Notes—90.8%
Consumer Discretionary—17.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	$ 1,439	$ 1,417
Boyd Gaming Corp. 144A 6.000%, 8/15/26(1)	1,340	1,322
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	158	165
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,785	1,689
CCO Holdings LLC
5.250%, 9/30/22	410	412
5.750%, 9/1/23	505	509
144A 5.750%, 2/15/26(1)	2,785	2,736
144A 5.125%, 5/1/27(1)	1,955	1,826
144A 5.875%, 5/1/27(1)	1,480	1,445
Century Communities, Inc.
6.875%, 5/15/22	1,405	1,438
5.875%, 7/15/25	1,593	1,505
Cequel Communications Holdings I LLC
144A 7.750%, 7/15/25(1)	440	460
144A 7.500%, 4/1/28(1)	245	248
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20	550	547
6.500%, 11/15/22	725	740
DISH DBS Corp.
5.125%, 5/1/20	920	911
6.750%, 6/1/21	1,070	1,071
7.750%, 7/1/26	2,435	2,134
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	500	505
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,220	1,222
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	695	733
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	690	690
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	925	934
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	495	486
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	820	836
J.C. Penney Corp, Inc. 144A 8.625%, 3/15/25(1)	460	390
L Brands, Inc. 6.875%, 11/1/35	430	383
Lennar Corp.
5.875%, 11/15/24	1,255	1,296
5.000%, 6/15/27	440	421
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,235	1,250
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	895	873
Mattel, Inc. 4.350%, 10/1/20	1,825	1,816
Matthews International Corp. 144A 5.250%, 12/1/25(1)	865	828
Meredith Corp. 144A 6.875%, 2/1/26(1)	430	424
MGM Resorts International
6.750%, 10/1/20	1,190	1,247
7.750%, 3/15/22	1,305	1,422
	Par Value	Value
Consumer Discretionary—continued
5.750%, 6/15/25	$ 396	$ 396
Mohegan Gaming & Entertainment 144A 7.875%, 10/15/24(1)	865	815
Murphy Oil USA, Inc. 5.625%, 5/1/27	379	370
New Home Co., Inc. (The) 7.250%, 4/1/22	1,075	1,106
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	3,234	3,060
Penske Automotive Group, Inc. 5.375%, 12/1/24	915	899
PetSmart, Inc. 144A 5.875%, 6/1/25(1)	1,095	840
PulteGroup, Inc. 5.500%, 3/1/26	695	688
Sears Holdings Corp. 8.000%, 12/15/19	2,900	1,392
Shea Homes LP 144A 5.875%, 4/1/23(1)	1,665	1,667
Staples, Inc. 144A 8.500%, 9/15/25(1)	1,175	1,096
Stars Group Holdings BV 144A 7.000%, 7/15/26(1)	520	525
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	935	935
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,274
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(1)	474	495
TRI Pointe Group, Inc.
4.875%, 7/1/21	1,941	1,953
5.875%, 6/15/24	2,105	2,089
5.250%, 6/1/27	1,850	1,697
Viacom, Inc. 6.250%, 2/28/57	1,025	984
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	845	927
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,200	1,227
144A 5.500%, 4/15/26(1)	370	367
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	950	888
Ziggo BV 144A 5.500%, 1/15/27(1)	1,090	1,018
		63,039

Consumer Staples—3.2%
Albertsons Cos. LLC 6.625%, 6/15/24	910	858
Coty, Inc. 144A 6.500%, 4/15/26(1)	1,890	1,813
JBS USA LUX SA 144A 6.750%, 2/15/28(1)	785	742
New Albertson’s, Inc. 7.450%, 8/1/29	1,540	1,247
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,870	2,755
144A 5.875%, 9/30/27(1)	580	538
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	457	446
144A 8.000%, 7/15/25(1)	825	916
144A 5.750%, 3/1/27(1)	571	551
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
US Foods, Inc. 144A 5.875%, 6/15/24(1)	$ 1,741	$ 1,772
		11,638

Energy—16.4%
Antero Resources Corp.
5.625%, 6/1/23	200	203
5.000%, 3/1/25	1,020	1,015
Apergy Corp. 144A 6.375%, 5/1/26(1)	814	827
California Resources Corp. 144A 8.000%, 12/15/22(1)	3,418	3,102
Chaparral Energy, Inc. 144A 8.750%, 7/15/23(1)	785	790
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,335	1,455
Chesapeake Energy Corp.
8.000%, 1/15/25	2,155	2,195
8.000%, 6/15/27	2,405	2,447
144A 8.000%, 12/15/22(1)	2,581	2,709
CNX Resources Corp. 8.000%, 4/1/23	1,365	1,452
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	1,175	1,292
Crestwood Midstream Partners LP 5.750%, 4/1/25	926	925
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	880	930
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	979
Diamondback Energy, Inc.
5.375%, 5/31/25	2,183	2,183
144A 5.375%, 5/31/25(1)	175	175
Eclipse Resources Corp. 8.875%, 7/15/23	1,550	1,469
Endeavor Energy Resources LP
144A 5.500%, 1/30/26(1)	1,335	1,295
144A 5.750%, 1/30/28(1)	665	648
Ensco plc
8.000%, 1/31/24	2,258	2,269
7.750%, 2/1/26	130	123
5.750%, 10/1/44	1,475	1,042
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	320	318
Halcon Resources Corp. 6.750%, 2/15/25	210	196
Hornbeck Offshore Services, Inc. 5.875%, 4/1/20	2,302	1,715
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	955	924
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,695	1,767
MEG Energy Corp.
144A 7.000%, 3/31/24(1)	595	556
144A 6.500%, 1/15/25(1)	940	938
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	194
Oceaneering International, Inc. 6.000%, 2/1/28	2,380	2,363
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	925	918
	Par Value	Value

Energy—continued
Petrobras Global Finance BV
8.375%, 5/23/21	$ 876	$ 952
7.375%, 1/17/27	800	799
Precision Drilling Corp.
6.500%, 12/15/21	674	689
7.750%, 12/15/23	800	842
144A 7.125%, 1/15/26(1)	356	366
Pride International LLC 7.875%, 8/15/40	1,400	1,256
Range Resources Corp.
5.750%, 6/1/21	2,044	2,095
5.875%, 7/1/22	905	916
5.000%, 3/15/23	390	379
Rowan Cos., Inc.
4.875%, 6/1/22	3,345	3,161
5.850%, 1/15/44	1,585	1,173
RSP Permian, Inc. 5.250%, 1/15/25	525	561
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)	755	747
SandRidge Energy, Inc. 8.125%, 10/15/22(3)	1,935	—
SESI LLC
7.125%, 12/15/21	1,160	1,180
7.750%, 9/15/24	1,165	1,196
Southwestern Energy Co. 7.500%, 4/1/26	825	854
Sunoco LP 144A 4.875%, 1/15/23(1)	887	852
Tallgrass Energy Partners LP 144A 5.500%, 9/15/24(1)	585	597
Transocean, Inc.
7.500%, 4/15/31	905	839
6.800%, 3/15/38	515	418
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	840	869
		60,155

Financials—15.6%
Ally Financial, Inc. 5.750%, 11/20/25	800	815
Altice Finco SA 144A 8.125%, 1/15/24(1)	530	527
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,423	1,508
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(4)	2,032	1,666
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,715	3,706
Hulk Finance Corp. 144A 7.000%, 6/1/26(1)	1,375	1,317
Jefferies Finance LLC
144A 7.375%, 4/1/20(1)	1,595	1,602
144A 7.250%, 8/15/24(1)	300	294
KCA Deutag UK Finance plc
144A 7.250%, 5/15/21(1)	555	537
144A 9.875%, 4/1/22(1)	1,560	1,612
144A 9.625%, 4/1/23(1)	785	796
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,220	1,145
MGIC Investment Corp. 5.750%, 8/15/23	1,415	1,443
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
Motors Liquidation Co. Escrow
8.375%, 7/15/33(3)	$36,800	$ —
7.200%, 1/15/49(3)	17,182	—
Nationstar Mortgage LLC
6.500%, 8/1/18	3,800	3,805
9.625%, 5/1/19	1,025	1,033
7.875%, 10/1/20	2,490	2,499
6.500%, 7/1/21	1,806	1,801
6.500%, 6/1/22	827	821
Navient Corp. 8.000%, 3/25/20	2,545	2,685
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	3,500	3,614
Popular, Inc. 7.000%, 7/1/19	715	726
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	1,511	1,471
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,355	3,284
144A 5.250%, 1/15/28(1)	1,245	1,148
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	765	826
Sprint Capital Corp. 8.750%, 3/15/32	695	744
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	1,005	864
Teva Pharmaceutical Finance Co. BV 2.950%, 12/18/22	2,505	2,279
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	2,235	2,140
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24	725	724
6.750%, 3/1/28	375	382
TRU Taj LLC 144A 12.000%, 8/15/21(1)	660	495
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,210	1,254
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,955	1,847
Wand Merger Corp.
144A 8.125%, 7/15/23(1)	2,095	2,124
144A 9.125%, 7/15/26(1)	2,095	2,116
West Corp. 144A 8.500%, 10/15/25(1)	1,385	1,264
		56,914

Health Care—8.0%
Centene Corp. 5.625%, 2/15/21	1,425	1,455
Centene Escrow I Corp. 144A 5.375%, 6/1/26(1)	915	927
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	835	837
DaVita, Inc.
5.750%, 8/15/22	1,405	1,429
5.000%, 5/1/25	3,265	3,073
Endo Finance LLC 144A 7.250%, 1/15/22(1)	1,225	1,127
Envision Healthcare Corp. 5.625%, 7/15/22	1,135	1,154
Greatbatch Ltd. 144A 9.125%, 11/1/23(1)	1,032	1,122
	Par Value	Value

Health Care—continued
HCA, Inc.
6.500%, 2/15/20	$ 1,115	$ 1,161
5.250%, 6/15/26	940	934
7.500%, 11/6/33	420	442
7.500%, 11/15/95	455	438
Hologic, Inc. 144A 4.375%, 10/15/25(1)	950	907
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(1)	576	603
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	1,390	1,354
Kindred Healthcare, Inc.
8.000%, 1/15/20	1,935	2,073
8.750%, 1/15/23	440	469
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(1)	1,155	1,096
Teleflex, Inc. 5.250%, 6/15/24	708	729
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	1,300	1,122
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(1)	1,420	1,442
144A 5.500%, 3/1/23(1)	1,545	1,437
144A 9.000%, 12/15/25(1)	2,055	2,132
144A 8.500%, 1/31/27(1)	202	205
WellCare Health Plans, Inc. 5.250%, 4/1/25	1,460	1,453
		29,121

Industrials—9.6%
AECOM 5.125%, 3/15/27	1,163	1,096
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	543	547
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,545	1,520
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	585	617
144A 8.750%, 12/1/21(1)	1,475	1,623
144A 7.500%, 3/15/25(1)	1,305	1,359
BWX Technologies, Inc. 144A 5.375%, 7/15/26(1)	390	395
Cimpress NV 144A 7.000%, 6/15/26(1)	985	1,006
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,200	1,323
144A 10.875%, 10/15/25(1)	3,055	3,522
Engility Corp. 8.875%, 9/1/24	1,420	1,484
Flexi-Van Leasing, Inc. 144A 10.000%, 2/15/23(1)	230	217
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	730	721
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,094	1,141
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	1,680	1,663
144A 8.375%, 8/15/22(1)	1,780	1,744
HC2 Holdings, Inc. 144A 11.000%, 12/1/19(1)	1,125	1,142
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	878	928
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	$ 1,135	$ 1,163
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,555	1,485
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	340	363
Navistar International Corp. 144A 6.625%, 11/1/25(1)	885	909
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	723	665
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	415	443
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	850	825
TMS International Corp. 144A 7.250%, 8/15/25(1)	843	862
TopBuild Corp. 144A 5.625%, 5/1/26(1)	162	156
TransDigm UK Holdings plc 144A 6.875%, 5/15/26(1)	425	431
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	930	960
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	2,558	2,698
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,440	1,382
WESCO Distribution, Inc. 5.375%, 6/15/24	720	707
		35,097

Information Technology—3.6%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	3,640	3,713
144A 5.375%, 8/1/22(1)	1,610	1,618
CDK Global, Inc. 5.875%, 6/15/26	587	599
Conduent Finance, Inc. 144A 10.500%, 12/15/24(1)	1,118	1,337
Dell International LLC 144A 7.125%, 6/15/24(1)	2,060	2,182
Dell, Inc. 6.500%, 4/15/38	867	817
First Data Corp. 144A 7.000%, 12/1/23(1)	1,205	1,255
MSCI, Inc. 144A 5.250%, 11/15/24(1)	1,050	1,061
Nuance Communications, Inc. 5.625%, 12/15/26	601	588
		13,170

Materials—3.8%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	855	849
Big River Steel LLC 144A 7.250%, 9/1/25(1)	875	899
Blue Cube Spinco LLC 9.750%, 10/15/23	1,778	2,009
Chemours Co. (The) 7.000%, 5/15/25	1,720	1,845
Enviva Partners LP 8.500%, 11/1/21	500	520
	Par Value	Value

Materials—continued
First Quantum Minerals Ltd.
144A 7.250%, 5/15/22(1)	$ 400	$ 404
144A 6.500%, 3/1/24(1)	1,155	1,115
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,115	1,059
6.875%, 2/15/23	545	574
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,973	1,756
Kaiser Aluminum Corp. 5.875%, 5/15/24	865	882
Summit Materials LLC 8.500%, 4/15/22	1,445	1,548
Valvoline, Inc. 5.500%, 7/15/24	322	325
		13,785

Real Estate—4.3%
CBL & Associates LP 5.250%, 12/1/23	1,301	1,132
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,172	3,113
iStar, Inc.
4.625%, 9/15/20	1,105	1,088
6.000%, 4/1/22	1,078	1,078
MPT Operating Partnership LP 5.000%, 10/15/27	1,485	1,418
Realogy Group LLC 144A 5.250%, 12/1/21(1)	1,440	1,436
Sabra Health Care LP 5.125%, 8/15/26	1,100	1,051
SBA Communications Corp.
4.875%, 9/1/24	920	880
144A 4.000%, 10/1/22(1)	2,026	1,937
Starwood Property Trust, Inc. 5.000%, 12/15/21	2,513	2,532
		15,665

Telecommunication Services—7.3%
Altice Financing SA 144A 6.625%, 2/15/23(1)	1,970	1,941
Altice Luxembourg SA 144A 7.750%, 5/15/22(1)	2,110	2,041
CB Escrow Corp. 144A 8.000%, 10/15/25(1)	1,864	1,738
CenturyLink, Inc.
5.625%, 4/1/20	470	475
6.750%, 12/1/23	1,855	1,864
7.500%, 4/1/24	675	694
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	2,740	2,500
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(1)	745	750
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	520	533
DKT Finance ApS 144A 9.375%, 6/17/23(1)	240	243
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	410	474
144A 9.750%, 7/15/25(1)	2,325	2,453
Level 3 Financing, Inc. 5.375%, 5/1/25	1,755	1,689
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Telecommunication Services—continued
Level 3 Parent LLC 5.750%, 12/1/22	$ 850	$ 850
Sprint Capital Corp. 6.875%, 11/15/28	1,465	1,406
Sprint Communications, Inc.
11.500%, 11/15/21	2,060	2,431
9.250%, 4/15/22	285	321
Sprint Corp. 7.875%, 9/15/23	1,060	1,099
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,304	1,320
UPC Holding BV 144A 5.500%, 1/15/28(1)	1,925	1,733
		26,555

Utilities—1.8%
AmeriGas Partners LP 5.750%, 5/20/27	1,080	1,026
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	1,650	1,460
NRG Energy, Inc.
6.250%, 7/15/22	570	587
7.250%, 5/15/26	1,325	1,411
NRG Yield Operating LLC 5.000%, 9/15/26	1,275	1,215
Talen Energy Supply LLC
144A 9.500%, 7/15/22(1)	510	501
144A 10.500%, 1/15/26(1)	540	481
		6,681

Total Corporate Bonds And Notes (Identified Cost $331,491)		331,820

Leveraged Loans(5)—6.3%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.094%, 4/28/23	1,025	1,012
Consumer Nondurables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.280%, 4/7/25	350	342
Energy—1.2%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.466%, 12/31/21	1,430	1,580
Chesapeake Energy Corp. Tranche A (1 month LIBOR + 7.500%) 9.594%, 8/23/21	1,180	1,233
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.550%, 3/6/23	969	964
	Par Value	Value

Energy—continued
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.084%, 2/28/23	$ 680	$ 677
		4,454

Financial—1.5%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.334%, 3/29/24	1,939	1,917
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.094%, 6/30/22	1,758	1,697
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.841%, 2/23/22	1,022	1,025
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.085%, 12/7/20	940	939
		5,578

Food / Tobacco—0.4%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.835%, 10/30/22	1,382	1,371
Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.319%, 6/22/23	1,030	1,018
Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.375%, 4/17/24	881	877
Information Technology—0.3%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.100%, 9/7/23	1,060	1,054
Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.848%, 1/7/22	1,005	971
Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.341%, 3/24/25	1,032	1,027
Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.844%, 1/31/25	1,328	1,300
Metals / Minerals—0.3%
Foresight Energy LLC (3 month LIBOR + 5.750%) 8.109%, 3/28/22	1,052	1,043
Retail—0.5%
Sears Roebuck Acceptance Corp.
2016 (1 month LIBOR + 7.500%) 9.507%, 7/20/20	164	165
2017 (3 month PRIME + 3.500%) 7.375%, 1/18/19	522	519
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Retail—continued
Staples, Inc. (3 month LIBOR + 4.000%) 6.358%, 9/12/24	$ 1,129	$ 1,113
		1,797

Service—0.3%
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.594%, 4/26/24	336	336
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 7.834%, 9/30/22	761	725
		1,061

Total Leveraged Loans (Identified Cost $22,892)		22,905

	Shares
Preferred Stock—0.3%
Financials—0.3%
GMAC Capital Trust I Series 2 (3 month LIBOR + 5.785%), 8.128%(5)	43 (6)	1,126
Total Preferred Stock (Identified Cost $1,070)		1,126

Common Stocks—0.8%
Consumer Discretionary—0.3%
General Motors Co.	25,496	1,005
Energy—0.5%
Linn Energy, Inc.(7)	35,104	1,357
SandRidge Energy, Inc.(7)	26,765	475
Templar Energy LLC Class A(2)(7)	159,460	159
		1,991

Total Common Stocks (Identified Cost $7,398)		2,996

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(7)	3,760	1
	Shares	Value

Energy—continued
SandRidge Energy, Inc.(7)	1,583	$ —
		1

Total Warrants (Identified Cost $0)		1

Convertible Preferred Stock—0.2%
Financials—0.2%
Ditech Holding Corp.(2)(7)	807	565
Total Convertible Preferred Stock (Identified Cost $928)		565

Total Long-Term Investments—98.4% (Identified Cost $363,779)		359,413

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(8)(9)	10,181,080	10,181
Total Short-Term Investment (Identified Cost $10,181)		10,181

TOTAL INVESTMENTS—101.2% (Identified Cost $373,960)		369,594
Other assets and liabilities, net—(1.2)%		(4,326)
NET ASSETS—100.0%		$365,268

Abbreviations:
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $178,662 or 48.9% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(4)	7% of the income received was cash and 2% was PIK.
(5)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Value shown as par value.
(7)	Non-income producing security.
(8)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(9)	All or a portion segregated as collateral for a delayed delivery transaction.

See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
Country Weightings†
United States	84%
Canada	6
Netherlands	4
Luxembourg	3
United Kingdom	2
Bermuda	1
Total Investments	100%
† % of total investments as of June 30, 2018
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$331,820	$ —	$331,502	$ 318
Leveraged Loans	22,905	—	22,905	—
Equity Securities:
Common Stocks	2,996	2,837	—	159
Preferred Stock	1,126	1,126	—	—
Warrants	1	1	—	—
Convertible Preferred Stock	565	—	—	565
Short-Term Investment	10,181	10,181	—	—
Total Investments	$369,594	$14,145	$354,407	$1,042
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Corporate Bonds And Notes—91.4%
Consumer Discretionary—18.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	$1,545	$ 1,522
Boyd Gaming Corp. 144A 6.000%, 8/15/26(1)	1,290	1,272
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	171	178
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,820	1,722
CCO Holdings LLC
5.250%, 9/30/22	405	407
5.750%, 9/1/23	2,485	2,504
144A 5.750%, 2/15/26(1)	2,765	2,717
144A 5.125%, 5/1/27(1)	1,990	1,858
144A 5.875%, 5/1/27(1)	1,460	1,425
Century Communities, Inc.
6.875%, 5/15/22	1,070	1,095
5.875%, 7/15/25	1,570	1,484
Cequel Communications Holdings I LLC
144A 7.750%, 7/15/25(1)	450	470
144A 7.500%, 4/1/28(1)	245	248
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	1,350	1,377
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(1)	965	1,004
DISH DBS Corp.
5.125%, 5/1/20	1,010	1,000
6.750%, 6/1/21	1,150	1,151
7.750%, 7/1/26	2,400	2,103
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	910	919
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,350	1,352
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	895	904
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	491	482
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	842
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	759
J.C. Penney Corp, Inc. 144A 8.625%, 3/15/25(1)	510	432
L Brands, Inc. 6.875%, 11/1/35	445	396
Lennar Corp.
5.875%, 11/15/24	1,391	1,436
5.000%, 6/15/27	440	421
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,355	1,372
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	896	874
Mattel, Inc. 4.350%, 10/1/20	1,605	1,597
Matthews International Corp. 144A 5.250%, 12/1/25(1)	860	823
Meredith Corp. 144A 6.875%, 2/1/26(1)	430	424
MGM Resorts International
7.750%, 3/15/22	1,715	1,869
6.000%, 3/15/23	915	942
5.750%, 6/15/25	382	382
	Par Value	Value
Consumer Discretionary—continued
Murphy Oil USA, Inc. 5.625%, 5/1/27	$ 370	$ 362
New Home Co., Inc. (The) 7.250%, 4/1/22	1,060	1,090
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	3,365	3,184
Penske Automotive Group, Inc. 5.375%, 12/1/24	910	894
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,528
5.500%, 3/1/26	1,000	990
7.875%, 6/15/32	400	458
Quebecor Media, Inc. 5.750%, 1/15/23	463	472
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,757
144A 6.125%, 4/1/25(1)	440	438
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	932
Staples, Inc. 144A 8.500%, 9/15/25(1)	1,140	1,063
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	820	820
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,600	1,456
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(1)	505	528
TRI Pointe Group, Inc.
4.875%, 7/1/21	2,260	2,274
5.875%, 6/15/24	2,115	2,099
5.250%, 6/1/27	825	757
Viacom, Inc. 6.250%, 2/28/57	830	797
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	474
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,408	1,440
144A 5.000%, 8/1/23(1)	600	597
144A 5.500%, 4/15/26(1)	405	401
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	815	762
Ziggo BV 144A 5.500%, 1/15/27(1)	1,105	1,032
		66,368

Consumer Staples—3.1%
Albertsons Cos. LLC 6.625%, 6/15/24	925	872
Coty, Inc. 144A 6.500%, 4/15/26(1)	1,865	1,789
JBS USA LUX SA 144A 6.750%, 2/15/28(1)	850	803
New Albertson’s, Inc. 7.450%, 8/1/29	1,536	1,244
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	1,860	1,786
144A 5.875%, 9/30/27(1)	580	538
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	380	371
144A 5.000%, 8/15/26(1)	1,565	1,459
144A 5.750%, 3/1/27(1)	474	457
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
US Foods, Inc. 144A 5.875%, 6/15/24(1)	$1,720	$ 1,750
		11,069

Energy—15.5%
Antero Resources Corp.
5.375%, 11/1/21	600	607
5.625%, 6/1/23	190	192
5.000%, 3/1/25	1,105	1,099
Apergy Corp. 144A 6.375%, 5/1/26(1)	810	823
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,075	1,172
Chesapeake Energy Corp. 144A 8.000%, 12/15/22(1)	3,705	3,889
CNX Resources Corp. 8.000%, 4/1/23	1,207	1,284
Crestwood Midstream Partners LP 5.750%, 4/1/25	910	909
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	895	946
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	979
Diamondback Energy, Inc.
5.375%, 5/31/25	2,168	2,168
144A 5.375%, 5/31/25(1)	180	180
Endeavor Energy Resources LP
144A 5.500%, 1/30/26(1)	1,075	1,043
144A 5.750%, 1/30/28(1)	660	643
Ensco plc
8.000%, 1/31/24	2,580	2,593
7.750%, 2/1/26	380	359
5.750%, 10/1/44	1,532	1,082
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	342	340
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	935	905
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,649	1,719
MEG Energy Corp.
144A 7.000%, 3/31/24(1)	580	542
144A 6.500%, 1/15/25(1)	916	914
Murphy Oil Corp.
6.875%, 8/15/24	1,285	1,349
5.750%, 8/15/25	1,055	1,052
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	194
Oceaneering International, Inc.
4.650%, 11/15/24	520	497
6.000%, 2/1/28	2,404	2,387
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	905	898
Petrobras Global Finance BV
8.375%, 5/23/21	931	1,012
7.375%, 1/17/27	810	809
Precision Drilling Corp.
7.750%, 12/15/23	805	847
144A 7.125%, 1/15/26(1)	348	357
Pride International LLC 7.875%, 8/15/40	1,370	1,230
Range Resources Corp.
5.750%, 6/1/21	2,535	2,598
	Par Value	Value

Energy—continued
5.875%, 7/1/22	$ 995	$ 1,007
5.000%, 3/15/23	425	413
Rowan Cos., Inc.
4.875%, 6/1/22	3,926	3,710
4.750%, 1/15/24	1,705	1,471
5.850%, 1/15/44	1,520	1,125
RSP Permian, Inc.
6.625%, 10/1/22	1,055	1,108
5.250%, 1/15/25	525	561
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)	835	827
SESI LLC
7.125%, 12/15/21	1,110	1,129
7.750%, 9/15/24	1,192	1,223
Southwestern Energy Co. 7.500%, 4/1/26	840	869
Sunoco LP 144A 4.875%, 1/15/23(1)	897	861
Tallgrass Energy Partners LP 144A 5.500%, 9/15/24(1)	579	591
Transocean, Inc.
7.500%, 4/15/31	870	807
6.800%, 3/15/38	535	435
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	905	937
		54,692

Financials—14.7%
Ally Financial, Inc. 5.750%, 11/20/25	830	845
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,010	1,071
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,650	3,641
Icahn Enterprises LP 6.000%, 8/1/20	1,000	1,012
ILFC E-Capital Trust I 144A 4.570%, 12/21/65(1)(3)	2,390	2,235
Jefferies Finance LLC
144A 7.375%, 4/1/20(1)	1,700	1,708
144A 7.250%, 8/15/24(1)	760	745
KCA Deutag UK Finance plc 144A 9.625%, 4/1/23(1)	850	862
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,195	1,122
MGIC Investment Corp. 5.750%, 8/15/23	980	1,000
Nationstar Mortgage LLC
6.500%, 8/1/18	4,980	4,986
9.625%, 5/1/19	955	962
7.875%, 10/1/20	2,055	2,063
6.500%, 7/1/21	2,050	2,044
6.500%, 6/1/22	773	767
Navient Corp.
5.500%, 1/15/19	735	741
8.000%, 3/25/20	1,410	1,487
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	1,490	1,538
Popular, Inc. 7.000%, 7/1/19	690	700
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	1,495	1,455
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	$3,315	$ 3,245
144A 5.250%, 1/15/28(1)	1,250	1,153
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	1,227	1,325
Springleaf Finance Corp. 8.250%, 12/15/20	600	648
Sprint Capital Corp. 8.750%, 3/15/32	695	744
Teva Pharmaceutical Finance Co. BV 2.950%, 12/18/22	2,785	2,534
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	2,770	2,653
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24	750	749
6.750%, 3/1/28	400	407
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,315	1,363
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,900	1,795
Wand Merger Corp.
144A 8.125%, 7/15/23(1)	2,010	2,038
144A 9.125%, 7/15/26(1)	2,010	2,030
		51,668

Health Care—7.4%
Centene Corp.
5.625%, 2/15/21	1,415	1,445
6.125%, 2/15/24	590	622
Centene Escrow I Corp. 144A 5.375%, 6/1/26(1)	875	887
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	902
DaVita, Inc.
5.750%, 8/15/22	1,310	1,332
5.000%, 5/1/25	2,175	2,047
Envision Healthcare Corp. 5.625%, 7/15/22	790	803
HCA Healthcare, Inc. 6.250%, 2/15/21	1,128	1,170
HCA, Inc.
5.250%, 6/15/26	945	939
7.500%, 11/6/33	400	421
7.500%, 11/15/95	455	438
Hologic, Inc. 144A 4.375%, 10/15/25(1)	1,645	1,571
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	1,365	1,329
Kindred Healthcare, Inc. 8.000%, 1/15/20	1,880	2,014
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,024
Quintiles IMS, Inc. 144A 4.875%, 5/15/23(1)	1,060	1,071
Teleflex, Inc. 5.250%, 6/15/24	699	720
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	1,435	1,239
Valeant Pharmaceuticals International, Inc.
144A 5.500%, 3/1/23(1)	1,520	1,414
144A 7.000%, 3/15/24(1)	900	941
144A 9.000%, 12/15/25(1)	2,035	2,111
	Par Value	Value

Health Care—continued
144A 8.500%, 1/31/27(1)	$ 199	$ 202
WellCare Health Plans, Inc. 5.250%, 4/1/25	1,435	1,428
		26,070

Industrials—9.1%
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	490	493
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,110	1,092
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	490	517
144A 8.750%, 12/1/21(1)	650	715
144A 7.500%, 3/15/25(1)	1,280	1,333
BWX Technologies, Inc. 144A 5.375%, 7/15/26(1)	383	388
Cimpress NV 144A 7.000%, 6/15/26(1)	945	965
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,950	2,150
144A 6.625%, 10/15/25(1)	1,125	1,152
144A 10.875%, 10/15/25(1)	1,732	1,997
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	785	775
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,082	1,128
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	2,545	2,519
144A 8.375%, 8/15/22(1)	1,740	1,705
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	1,004	1,062
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,115	1,143
Jack Ohio Finance LLC 144A 6.750%, 11/15/21(1)	1,070	1,102
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,540	1,471
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	780	717
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	871	930
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	860	834
Sensata Technologies BV 144A 5.000%, 10/1/25(1)	470	473
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	494
TMS International Corp. 144A 7.250%, 8/15/25(1)	855	874
TopBuild Corp. 144A 5.625%, 5/1/26(1)	157	151
TransDigm UK Holdings plc 144A 6.875%, 5/15/26(1)	420	426
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	1,250	1,291
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,935	2,041
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,390	1,334
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
WESCO Distribution, Inc. 5.375%, 6/15/24	$ 700	$ 688
		31,960

Information Technology—3.9%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	2,020	2,060
144A 5.375%, 8/1/22(1)	1,845	1,854
CDK Global, Inc. 5.875%, 6/15/26	570	582
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	1,665	1,700
Conduent Finance, Inc. 144A 10.500%, 12/15/24(1)	1,106	1,323
Dell International LLC 144A 7.125%, 6/15/24(1)	1,455	1,542
Dell, Inc. 6.500%, 4/15/38	890	839
First Data Corp. 144A 7.000%, 12/1/23(1)	1,460	1,521
Gartner, Inc. 144A 5.125%, 4/1/25(1)	1,300	1,294
MSCI, Inc. 144A 5.250%, 11/15/24(1)	1,030	1,040
		13,755

Materials—4.8%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	825	819
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	909
Blue Cube Spinco LLC 9.750%, 10/15/23	1,910	2,158
Chemours Co. (The) 7.000%, 5/15/25	1,875	2,011
Enviva Partners LP 8.500%, 11/1/21	520	541
First Quantum Minerals Ltd.
144A 7.250%, 5/15/22(1)	400	404
144A 6.500%, 3/1/24(1)	1,140	1,100
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,130	1,074
6.875%, 2/15/23	565	595
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,309	1,165
Kaiser Aluminum Corp. 5.875%, 5/15/24	934	953
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	990
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,019
Summit Materials LLC 8.500%, 4/15/22	1,365	1,462
USG Corp. 144A 5.500%, 3/1/25(1)	640	661
	Par Value	Value

Materials—continued
Valvoline, Inc. 5.500%, 7/15/24	$1,107	$ 1,118
		16,979

Real Estate—3.6%
CBL & Associates LP 5.250%, 12/1/23	1,250	1,087
Equinix, Inc. 5.875%, 1/15/26	1,150	1,165
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,225	3,165
MPT Operating Partnership LP 5.000%, 10/15/27	1,435	1,370
Sabra Health Care LP 5.125%, 8/15/26	1,445	1,380
SBA Communications Corp.
4.875%, 9/1/24	905	866
144A 4.000%, 10/1/22(1)	2,036	1,947
Starwood Property Trust, Inc. 5.000%, 12/15/21	1,660	1,672
		12,652

Telecommunication Services—8.7%
Altice Financing SA 144A 6.625%, 2/15/23(1)	1,465	1,444
Altice Luxembourg SA 144A 7.750%, 5/15/22(1)	1,755	1,698
CB Escrow Corp. 144A 8.000%, 10/15/25(1)	2,330	2,173
CenturyLink, Inc.
6.750%, 12/1/23	1,850	1,859
7.500%, 4/1/24	475	488
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	2,395	2,185
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,081
DKT Finance ApS 144A 9.375%, 6/17/23(1)	230	233
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	1,265	1,461
144A 8.000%, 2/15/24(1)	1,290	1,355
Level 3 Financing, Inc.
6.125%, 1/15/21	2,775	2,792
5.375%, 8/15/22	1,330	1,330
5.125%, 5/1/23	620	608
5.375%, 5/1/25	1,755	1,689
Level 3 Parent LLC 5.750%, 12/1/22	885	885
Sprint Capital Corp. 6.875%, 11/15/28	1,610	1,546
Sprint Communications, Inc.
11.500%, 11/15/21	2,035	2,401
9.250%, 4/15/22	280	315
Sprint Corp. 7.875%, 9/15/23	935	970
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,315	1,331
UPC Holding BV 144A 5.500%, 1/15/28(1)	1,875	1,688
Zayo Group LLC
6.375%, 5/15/25	495	504
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Telecommunication Services—continued
144A 5.750%, 1/15/27(1)	$ 500	$ 491
		30,527

Utilities—1.8%
Calpine Corp. 5.750%, 1/15/25	900	823
NRG Energy, Inc.
6.250%, 7/15/22	605	623
7.250%, 5/15/26	1,885	2,007
NRG Yield Operating LLC
5.375%, 8/15/24	685	685
5.000%, 9/15/26	1,350	1,286
Talen Energy Supply LLC
144A 9.500%, 7/15/22(1)	550	540
144A 10.500%, 1/15/26(1)	535	477
		6,441

Total Corporate Bonds And Notes (Identified Cost $322,120)		322,181

Leveraged Loans(3)—6.5%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.094%, 4/28/23	1,035	1,022
Consumer Nondurables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.280%, 4/7/25	350	342
Energy—0.9%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.466%, 12/31/21	1,195	1,320
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.550%, 3/6/23	1,053	1,048
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.084%, 2/28/23	735	731
		3,099

Financial—1.7%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.334%, 3/29/24	2,099	2,075
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.094%, 6/30/22	2,088	2,015
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.841%, 2/23/22	852	855
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.085%, 12/7/20	940	939
		5,884

Food / Tobacco—0.5%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.835%, 10/30/22	1,703	1,689
	Par Value	Value

Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.319%, 6/22/23	$1,040	$ 1,028
Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.375%, 4/17/24	868	864
Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.848%, 1/7/22	1,025	991
Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.341%, 3/24/25	1,042	1,037
Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.844%, 1/31/25	1,308	1,280
Metals / Minerals—0.6%
Foresight Energy LLC (3 month LIBOR + 5.750%) 8.109%, 3/28/22	2,030	2,014
Retail—0.5%
Sears Roebuck Acceptance Corp.
2016 (1 month LIBOR + 7.500%) 9.507%, 7/20/20	171	173
2017 (3 month PRIME + 3.500%) 7.375%, 1/18/19	440	437
Staples, Inc. (3 month LIBOR + 4.000%) 6.358%, 9/12/24	1,144	1,128
		1,738

Service—0.5%
Conduent Business Services LLC Tranche B (1 month LIBOR + 3.000%) 5.094%, 8/7/23	1,580	1,574
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.594%, 4/26/24	328	328
		1,902

Total Leveraged Loans (Identified Cost $22,872)		22,890

See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stock—0.0%
Energy—0.0%
Templar Energy LLC Class A(2)(4)	134,055	$ 134
Total Common Stock (Identified Cost $4,781)		134

Total Long-Term Investments—97.9% (Identified Cost $349,773)		345,205

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(5)(6)	7,405,644	7,406
Total Short-Term Investment (Identified Cost $7,406)		7,406

TOTAL INVESTMENTS—100.0% (Identified Cost $357,179)		352,611
Other assets and liabilities, net—0.0%		47
NET ASSETS—100.0%		$352,658

Abbreviation:
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $164,890 or 46.8% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Non-income producing security.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(6)	All or a portion segregated as collateral for a delayed delivery transaction.

Country Weightings†
United States	84%
Canada	5
Netherlands	4
Luxembourg	3
United Kingdom	2
Bermuda	1
Puerto Rico	1
Total Investments	100%
† % of total investments as of June 30, 2018
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$322,181	$ —	$321,841	$340
Leveraged Loans	22,890	—	22,890	—
Equity Securities:
Common Stock	134	—	—	134
Short-Term Investment	7,406	7,406	—	—
Total Investments	$352,611	$7,406	$344,731	$474
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.5%
Alabama—4.2%
Auburn University Revenue
5.000%, 6/1/30	$ 2,150	$ 2,571
5.000%, 6/1/36	2,500	2,930
Birmingham Alabama Special Care Facilities Financing Authority, Children’s Hospital Revenue (AGC Insured) (Pre-refunded 6/1/19 @ 100) 6.000%, 6/1/39	9,000	9,358
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/32	2,000	2,286
Sales Tax Revenue 5.000%, 9/15/33	1,500	1,708
		18,853

Alaska—9.6%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 5.500%, 9/1/23	18,000	18,815
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	9,850	10,346
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	5,650	5,935
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/32	7,250	7,615
		42,711

California—21.3%
California Infrastructure & Economic Development Bank Revenue
5.000%, 10/1/31	1,700	2,054
5.000%, 10/1/35	5,725	6,830
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 1.980%, 4/1/38(2)	3,825	3,837
California Municipal Finance Authority, LINXS APM Project Revenue 5.000%, 6/30/29	795	920
California, State of,
General Obligation 6.500%, 4/1/33	11,230	11,642
General Obligation 5.000%, 10/1/47	2,000	2,291
General Obligation (Pre-refunded 4/1/19 @ 100) 6.500%, 4/1/33	13,270	13,778
General Obligation 5.000%, 8/1/24	2,645	3,089
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	3,940	4,698
Los Alamitos Unified School District,
General Obligation 0.000%, 8/1/40	5,000	4,288
General Obligation 0.000%, 8/1/41	7,905	6,773
	Par Value	Value

California—continued
Los Angeles, City of, Wastewater System Revenue
(Pre-refunded 6/1/19 @ 100) 5.750%, 6/1/34(3)	$ 2,775	$ 2,882
(Pre-refunded 6/1/19 @ 100) 5.750%, 6/1/34	2,225	2,313
Los Angeles Community College District, General Obligation 4.000%, 8/1/39	3,000	3,207
Los Angeles Department of Water & Power System Revenue
5.000%, 7/1/36(3)	6,750	7,981
5.000%, 7/1/37	1,000	1,181
5.000%, 7/1/38	1,000	1,180
Los Angeles Department of Water Revenue
5.000%, 7/1/34	2,645	3,065
5.000%, 7/1/36	2,000	2,309
University of California Revenue (Pre-refunded 5/15/19 @ 100) 5.750%, 5/15/28	10,000	10,379
		94,697

Colorado—0.9%
Regional Transportation District, Sales Tax Revenue 5.000%, 11/1/34	1,500	1,757
University of Colorado Revenue 4.000%, 6/1/36	2,000	2,117
		3,874

District of Columbia—1.9%
Columbia District Revenue 5.500%, 12/1/30	8,000	8,418
Florida—3.3%
Miami-Dade County Water & Sewer System Revenue
5.000%, 10/1/31	4,000	4,562
5.000%, 10/1/32	6,100	6,944
5.000%, 10/1/33	2,650	3,008
		14,514

Georgia—1.7%
Georgia, State of, General Obligation 4.000%, 7/1/35	7,000	7,524
Hawaii—1.2%
Hawaii, State of,
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	68
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	180
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	4,495	5,047
		5,295

Illinois—3.8%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 4.000%, 1/1/27	2,730	2,814
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/33	1,550	1,741
See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Illinois—continued
Senior Lien 5.000%, 1/1/34	$ 1,000	$ 1,120
Senior Lien 5.000%, 1/1/38	2,000	2,226
Illinois State Toll Highway Authority,
Toll Highway Revenue 5.000%, 1/1/35	1,600	1,834
Toll Highway Revenue 5.000%, 1/1/36	1,800	2,059
Sales Tax Securitization Corp.,
Sales Tax Revenue 5.000%, 1/1/25	1,700	1,925
Sales Tax Revenue 5.000%, 1/1/30	1,000	1,146
University of Illinois Revenue (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/38	2,000	2,061
		16,926

Louisiana—0.6%
Jefferson Sales Tax District, Sales Tax Revenue (AGM Insured) 5.000%, 12/1/31	1,500	1,730
New Orleans Aviation Board, General Airport North Terminal Project Revenue 5.000%, 1/1/35	760	846
		2,576

Maryland—3.6%
Anne Arundel County, General Obligation 5.000%, 10/1/32	3,000	3,567
Maryland, State of, General Obligation (Pre-refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,612
Montgomery County, General Obligation 5.000%, 11/1/27	5,000	5,800
		15,979

Massachusetts—3.0%
Boston Water & Sewer Commission Revenue 4.000%, 11/1/37	3,500	3,660
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 8/15/36	5,000	5,684
Massachusetts State College Building Authority Revenue (ST INTERCEPT Insured) 5.000%, 5/1/34	3,545	3,982
		13,326

Michigan—1.6%
Michigan Finance Authority Revenue 5.000%, 7/1/21(3)	7,000	7,012
Minnesota—0.5%
Hennepin County, General Obligation 5.000%, 12/1/25	2,000	2,366
Missouri—0.4%
Metropolitan St. Louis Sewer District Revenue 5.000%, 5/1/35	1,500	1,705
	Par Value	Value

New Jersey—4.6%
New Jersey Turnpike Authority,
Toll Highway Revenue 5.000%, 1/1/31	$ 7,120	$ 8,353
Toll Highway Revenue 5.000%, 1/1/31	5,000	5,866
Toll Highway Revenue 5.000%, 1/1/32	3,000	3,503
Toll Highway Revenue 5.000%, 1/1/33	1,000	1,162
Toll Highway Revenue 5.000%, 1/1/34	1,500	1,678
		20,562

New York—15.2%
New York, City of,
General Obligation 5.000%, 4/1/34	1,500	1,755
General Obligation 5.000%, 4/1/35	2,000	2,334
General Obligation 5.000%, 4/1/36	2,000	2,330
New York City Transitional Finance Authority Building Aid Revenue (State AID Withholding Insured) 6.000%, 7/15/38	7,500	7,525
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 5/1/32	2,000	2,366
5.000%, 8/1/34	5,060	5,872
New York State Dormitory Authority,
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/32	3,000	3,454
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/33	1,000	1,148
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,851
Sales Tax Revenue 5.000%, 3/15/32	5,500	6,217
Sales Tax Revenue 5.000%, 3/15/32	5,180	6,137
Sales Tax Revenue 5.000%, 3/15/33	1,940	2,259
Sales Tax Revenue 5.000%, 3/15/35	5,000	5,692
Sales Tax Revenue 5.000%, 3/15/36	5,000	5,836
Sales Tax Revenue 5.000%, 3/15/37	10,000	11,663
		67,439

Ohio—0.6%
Franklin County, Sales Tax Revenue 5.000%, 6/1/37	2,250	2,659
Oregon—1.5%
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	875
5.000%, 7/1/30	1,000	1,147
5.000%, 7/1/33	1,000	1,137
5.000%, 7/1/34	1,000	1,132
5.000%, 7/1/35	1,000	1,129
See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Oregon—continued
Washington County School District No 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	$ 1,000	$ 1,177
		6,597

Pennsylvania—4.7%
Pennsylvania Economic Development Financing Authority Revenue 5.000%, 7/1/21	5,955	6,009
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,954
5.000%, 7/1/23	2,000	2,249
5.000%, 7/1/27	1,000	1,164
University of Pittsburgh-of the Commonwealth System of Higher Education,
Capital Projects Revenue (Pre-refunded 3/15/19 @ 100) 5.500%, 9/15/23	6,750	6,940
Capital Projects Revenue (Pre-refunded 3/15/19 @ 100) 5.500%, 9/15/24	2,500	2,570
		20,886

Texas—2.6%
Austin Convention Enterprises, Inc., Convention Center Revenue 5.000%, 1/1/25	1,100	1,248
Harris County Cultural Education Facilities Finance Corp.,
TECO Project Revenue 5.000%, 11/15/31	6,810	7,939
TECO Project Revenue 4.000%, 11/15/32	1,000	1,057
TECO Project Revenue 4.000%, 11/15/34	1,100	1,153
		11,397

Virginia—1.8%
Hampton Roads Sanitation District Revenue 5.000%, 10/1/34	2,000	2,340
Virginia College Building Authority, 21st Century College and Equipment Programs Revenue 5.000%, 2/1/25	5,000	5,813
		8,153

Washington—5.7%
Energy Northwest Revenue
5.000%, 7/1/24	3,035	3,035
5.000%, 7/1/30	2,500	2,988
5.000%, 7/1/32	3,135	3,724
5.000%, 7/1/33	1,570	1,835
(Pre-refunded 7/1/18 @ 100) 5.000%, 7/1/24	965	965
	Par Value	Value

Washington—continued
Washington, State of,
General Obligation (Pre-refunded 8/1/21 @ 100) 5.000%, 8/1/24	$ 8,880	$ 9,716
Motor Vehicle Fuel Tax, General Obligation 5.000%, 2/1/37	2,615	3,050
		25,313

Wisconsin—0.2%
Wisconsin, State of, General Obligation 5.000%, 11/1/33	1,000	1,167
Total Municipal Bonds (Identified Cost $417,788)		419,949

Total Long-Term Investments—94.5% (Identified Cost $417,788)		419,949

	Shares
Short-Term Investment—8.2%
Money Market Mutual Fund—8.2%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.320%)(4)	36,426,339	36,426
Total Short-Term Investment (Identified Cost $36,425)		36,426

TOTAL INVESTMENTS—102.7% (Identified Cost $454,213)		456,375
Other assets and liabilities, net—(2.7)%		(11,784)
NET ASSETS—100.0%		$444,591

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At June 30, 2018, 15.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	All or a portion segregated as collateral for a delayed delivery transaction.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$419,949	$ —	$419,949
Equity Securities:
Short-Term Investment	36,426	36,426	—
Total Investments	$456,375	$36,426	$419,949
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix North Carolina Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds—95.2%
California—3.0%
General Obligation—3.0%
California, State of 5.000%, 8/1/36	$ 495	$ 582
North Carolina—88.4%
General Obligation—6.0%
Mecklenburg County 5.000%, 9/1/24	1,000	1,165
General Revenue—29.8%
North Carolina Capital Facilities Finance Agency,
Meredith College 5.000%, 6/1/30	735	814
University of Duke 5.000%, 10/1/41	1,000	1,133
University of High Point 5.250%, 3/1/33	1,000	1,057
University of Wake Forest 5.000%, 1/1/33	500	576
Pitt County 5.000%, 4/1/28	750	860
University of North Carolina at Chapel Hill, Mandatory Put 11/9/22 1.728%, 12/1/41(1)	750	754
Wake County 5.000%, 12/1/35	500	581
		5,775
Healthcare Revenue—10.1%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System 4.000%, 1/15/45	750	776
North Carolina Medical Care Commission, Mission Healthcare System 5.000%, 10/1/35	1,125	1,172
		1,948
Lease Revenue—4.1%
Cabarrus County, Public Improvements 4.000%, 6/1/33	750	799
Pre-Refunded—12.7%
Forsyth County, Educational Facilities (Pre-refunded 2/1/19 @ 100) 5.000%, 2/1/22	750	765
North Carolina Eastern Municipal Power Agency (Pre-refunded 7/1/22 @ 100) 5.000%, 1/1/23	1,000	1,115
North Carolina Municipal Power Agency (Pre-refunded 1/1/19 @ 100) 5.000%, 1/1/25	570	580
		2,460
Transportation Revenue—18.3%
Charlotte, City of, Charlotte Douglas International Airport 5.000%, 7/1/26	900	1,029
	Par Value	Value
North Carolina—continued
Transportation Revenue—continued
North Carolina State Ports Authority, Senior Lien 5.250%, 2/1/40	$ 500	$ 521
North Carolina Turnpike Authority, Senior Lien 5.000%, 1/1/32	750	850
Raleigh Durham Airport Authority 5.000%, 5/1/29	1,000	1,145
		3,545
Water & Sewer Revenue—7.4%
Buncombe County Metropolitan Sewerage District 5.000%, 7/1/39	750	844
Charlotte, City of, Water & Sewer System Revenue 5.000%, 7/1/44	500	590
		1,434
		17,126

Virginia—3.8%
Transportation Revenue—3.8%
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	695	738
Total Municipal Bonds (Identified Cost $18,495)		18,446

Total Long-Term Investments—95.2% (Identified Cost $18,495)		18,446

	Shares
Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.320%) (2)	689,356	689
Total Short-Term Investment (Identified Cost $689)		689

TOTAL INVESTMENTS—98.7% (Identified Cost $19,184)		19,135
Other assets and liabilities, net—1.3%		244
NET ASSETS—100.0%		$19,379

Footnote Legend:
(1)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Virtus Seix North Carolina Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$18,446	$ —	$18,446
Equity Securities:
Short-Term Investment	689	689	—
Total Investments	$19,135	$689	$18,446
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—36.0%
U.S. Treasury Note
1.375%, 10/31/20	$1,114	$ 1,084
1.250%, 3/31/21	1,435	1,383
1.125%, 7/31/21	867	828
Total U.S. Government Securities (Identified Cost $3,316)		3,295

Mortgage-Backed Securities—24.3%
Agency—19.6%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates K712, A2 1.869%, 11/25/19	229	226
Federal Home Loan Mortgage Corporation REMIC
3762, AV 4.000%, 10/15/23	448	457
3769, QJ 3.500%, 11/15/39	290	292
3786, EB 4.000%, 8/15/35	75	76
Federal National Mortgage Association
Pool #AM2314 1.680%, 1/1/20	241	237
Pool #MA1104 2.500%, 7/1/22	513	510
		1,798

Non-Agency—4.7%
FREMF Mortgage Trust 2014-K503, B 144A 3.071%, 10/25/47(1)(2)	290	289
OBP Depositor LLC Trust 2010-OBP, A 144A 4.646%, 7/15/45(1)	140	143
		432

Total Mortgage-Backed Securities (Identified Cost $2,265)		2,230

Asset-Backed Securities—3.9%
Automobiles—2.3%
Nissan Master Owner Trust Receivables 2016-A, A2 1.540%, 6/15/21	210	207
Credit Card—1.1%
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	100	98
Other—0.5%
JCP&L Transition Funding II LLC 2006-A, A4 5.610%, 6/5/23	48	50
Total Asset-Backed Securities (Identified Cost $360)		355

Corporate Bonds And Notes—34.6%
Consumer Discretionary—9.0%
BMW US Capital LLC 144A 1.500%, 4/11/19(1)	111	110
	Par Value	Value

Consumer Discretionary—continued
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	$ 200	$ 198
Ford Motor Credit Co. LLC 3.470%, 4/5/21	200	199
General Motors Financial Co., Inc. 2.400%, 5/9/19	108	107
Newell Brands, Inc. 2.600%, 3/29/19	77	77
Walmart, Inc. 2.850%, 6/23/20	135	135
		826

Consumer Staples—1.9%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.052%, 1/12/24(2)	54	55
CVS Health Corp. (3 month LIBOR + 0.630%) 2.957%, 3/9/20(2)	116	116
		171

Energy—0.5%
Spectra Energy Partners LP 2.950%, 9/25/18	49	49
Financials—12.7%
AerCap Ireland Capital DAC 4.625%, 10/30/20	150	153
Bank of America Corp. 2.600%, 1/15/19	98	98
Bank of Montreal 2.100%, 12/12/19	95	94
Capital One Financial Corp. 2.500%, 5/12/20	76	75
Citibank NA 2.100%, 6/12/20	330	323
Goldman Sachs Bank USA 3.200%, 6/5/20	95	95
Morgan Stanley 2.375%, 7/23/19	96	95
PACCAR Financial Corp. 2.800%, 3/1/21	86	85
Shell International Finance BV 1.375%, 9/12/19	146	144
		1,162

Industrials—0.5%
Lockheed Martin Corp. 1.850%, 11/23/18	48	48
Information Technology—5.0%
Dell International LLC 144A 3.480%, 6/1/19(1)	165	166
Fortive Corp. 1.800%, 6/15/19	150	148
See Notes to Financial Statements.

Virtus Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Information Technology—continued
VMware, Inc. 2.300%, 8/21/20	$ 142	$ 139
		453

Materials—1.4%
Sherwin-Williams Co. (The) 2.250%, 5/15/20	132	130
Utilities—3.6%
Dominion Energy, Inc. 2.579%, 7/1/20	140	138
Emera US Finance LP 2.150%, 6/15/19	196	194
		332

Total Corporate Bonds And Notes (Identified Cost $3,202)		3,171

Total Long-Term Investments—98.8% (Identified Cost $9,143)		9,051

	Shares
Short-Term Investment—5.0%
Money Market Mutual Fund—5.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(3)	454,225	454
Total Short-Term Investment (Identified Cost $454)		454

TOTAL INVESTMENTS—103.8% (Identified Cost $9,597)		9,505
Other assets and liabilities, net—(3.8)%		(349)
NET ASSETS—100.0%		$9,156
Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $906 or 9.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$ 355	$ —	$ 355
Corporate Bonds And Notes	3,171	—	3,171
Mortgage-Backed Securities	2,230	—	2,230
U.S. Government Securities	3,295	—	3,295
Equity Securities:
Short-Term Investment	454	454	—
Total Investments	$9,505	$454	$9,051
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.8%
Alabama—5.3%
Jefferson County, Sales Tax Revenue 4.000%, 9/15/18	$1,205	$ 1,211
California—6.3%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 1.980%, 4/1/38(2)	1,250	1,254
California Municipal Finance Authority, Bowles Hall Foundation Revenue 4.000%, 6/1/21	200	209
		1,463

District of Columbia—4.4%
District of Columbia Water & Sewer Authority Revenue (Pre-refunded 10/1/18 @ 100) 6.000%, 10/1/35	1,000	1,011
Georgia—5.9%
Clarke County Board of Education, General Obligation (State Aid Withholding Insured) 5.000%, 9/1/21	1,240	1,359
Illinois—13.8%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 5.000%, 1/1/25	1,020	1,100
Chicago O’Hare International Airport Revenue 5.000%, 1/1/19	1,500	1,525
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/23	500	554
		3,179

Maryland—2.2%
Maryland State Transportation Authority, Toll Highway Revenue 5.000%, 7/1/23	500	500
New Jersey—4.5%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue 5.000%, 6/15/19	1,000	1,028
North Carolina—3.3%
North Carolina Medical Care Commission, Mission Health System Revenue 5.000%, 10/1/18	745	751
Oregon—2.0%
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/23	400	455
Pennsylvania—6.6%
Delaware River Port Authority, Toll Highway Revenue 5.000%, 1/1/28	500	523
	Par Value	Value

Pennsylvania—continued
Philadelphia Gas Works Co. Revenue 5.000%, 10/1/18	$1,000	$ 1,008
		1,531

Rhode Island—9.4%
Rhode Island, State of, General Obligation 5.000%, 8/1/18	2,150	2,156
Texas—19.9%
Austin Convention Enterprises, Inc., Convention Center Hotel Revenue 5.000%, 1/1/22	300	328
Austin Independent School District, General Obligation (Pre-refunded 8/1/18 @ 100) 5.000%, 8/1/33	1,000	1,003
North Texas Tollway Authority,
Toll Highway Revenue 5.000%, 1/1/25	625	697
Toll Highway Revenue 5.000%, 1/1/26	500	556
Texas, State of, Revenue 4.000%, 8/30/18	1,000	1,004
University of Texas System Revenue 1.450%, 8/1/33(2)	1,000	1,000
		4,588

Virginia—4.9%
Virginia Commonwealth Transportation Board Revenue 5.000%, 5/15/23	1,000	1,135
Washington—7.3%
Energy Northwest, Project 3 Electric Revenue 5.000%, 7/1/24	500	577
Seattle, Port of, General Obligation 5.250%, 12/1/20	1,030	1,111
		1,688

Total Municipal Bonds (Identified Cost $22,152)		22,055

Total Long-Term Investments—95.8% (Identified Cost $22,152)		22,055

TOTAL INVESTMENTS—95.8% (Identified Cost $22,152)		22,055
Other assets and liabilities, net—4.2%		971
NET ASSETS—100.0%		$23,026

Abbreviation:
SCH BD GTY	School Bond Guaranty

See Notes to Financial Statements.

Virtus Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
Footnote Legend:
(1)	At June 30, 2018, 8.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$22,055	$22,055
Total Investments	$22,055	$22,055
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—47.8%
U.S. Treasury Bond 3.000%, 2/15/48(1)(2)	$52,434	$ 52,557
U.S. Treasury Note
1.375%, 4/30/20(3)	84,650	82,917
1.875%, 1/31/22(3)	55,048	53,539
1.875%, 7/31/22	65,771	63,657
2.875%, 5/15/28	81,530	81,657
Total U.S. Government Securities (Identified Cost $334,306)		334,327

Mortgage-Backed Securities—25.3%
Agency—19.6%
Dobson 3.600%, 7/1/27(4)	825	821
Federal Home Loan Mortgage Corporation
Pool #C04123 4.000%, 7/1/42	2,880	2,960
Pool #G05606 4.500%, 7/1/39	2,960	3,113
Pool #G07491 4.500%, 3/1/42	34	35
Pool #G08347 4.500%, 6/1/39	1,625	1,707
Pool #G08353 4.500%, 7/1/39	645	679
Pool #G08372 4.500%, 11/1/39	1,204	1,266
Pool #G60019 4.500%, 3/1/44	4,875	5,090
Pool #G60126 4.500%, 11/1/41	265	279
Pool #G60661 4.000%, 7/1/46	11,658	11,927
Pool #Q08306 3.500%, 5/1/42	387	388
Pool #Q31645 4.000%, 2/1/45	3,461	3,539
Pool #Q35611 4.000%, 9/1/45	4,214	4,310
Pool #Q37163 3.500%, 11/1/45	2,194	2,193
Pool #Q40123 3.500%, 4/1/46	2,198	2,200
Pool #Q40124 3.500%, 4/1/46	2,710	2,708
Pool #V81992 4.000%, 10/1/45	6,008	6,146
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
K021, X1 1.590%, 6/25/22(5)	73,480	3,498
K027, X1 0.909%, 1/25/23(5)	80,814	2,354
Federal National Mortgage Association
2017-M15, ATS2 3.196%, 11/25/27(5)	820	798
Pool #932441 4.000%, 1/1/40	2,705	2,777
Pool #AL0215 4.500%, 4/1/41	2,920	3,071
	Par Value	Value
Agency—continued
Pool #AL6223 4.500%, 8/1/44	$ 409	$ 429
Pool #AL7497 3.500%, 9/1/40	5,011	5,027
Pool #AN6807 2.960%, 11/1/29	1,000	941
Pool #AN7049 3.050%, 10/1/29	495	470
Pool #AP7874 3.500%, 10/1/42	1,488	1,491
Pool #AS6515 4.000%, 1/1/46	3,960	4,040
Pool #AS9571 3.500%, 5/1/42	5,332	5,344
Pool #AW8154 3.500%, 1/1/42	4,715	4,733
Pool #AY2685 4.500%, 1/1/45	290	302
Pool #AZ0572 3.000%, 6/1/42	1,498	1,464
Pool #AZ9213 4.000%, 10/1/45	4,318	4,422
Pool #BC2470 3.500%, 2/1/46	1,791	1,797
Pool #BD9394 3.500%, 6/1/45	97	97
Pool #BE5050 4.000%, 9/1/45	4,046	4,138
Pool #BH7587 4.500%, 8/1/47	1,740	1,825
Government National Mortgage Association
Pool #AM0226 4.000%, 5/15/45	930	954
Pool #AM8631 4.000%, 7/15/45	1,762	1,808
Pool #AN5766 4.000%, 7/15/45	735	754
Pool #AN6811 4.000%, 7/15/45	788	808
Pool #AV6530 4.000%, 8/20/46	993	1,021
Pool #MA2681 5.000%, 3/20/45	1,075	1,143
Pool #MA4072 5.000%, 11/20/46	1,178	1,254
Pool #MA4838 4.000%, 11/20/47	8,752	8,975
Pool #MA4901 4.000%, 12/20/47	7,238	7,423
Pool #MA4963 4.000%, 1/20/48	6,150	6,307
Pool #MA5078 4.000%, 3/20/48	7,673	7,869
		136,695

Non-Agency—5.7%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(6)	2,525	2,535
FREMF Mortgage Trust
2012-K21, B 144A 4.071%, 7/25/45(5)(6)	2,465	2,503
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2013-K25, B 144A 3.744%, 11/25/45(5)(6)	$ 2,980	$ 2,981
2013-K713, B 144A 3.262%, 4/25/46(5)(6)	1,925	1,924
GS Mortgage Securities Trust
2012-ALOH, A 144A 3.551%, 4/10/34(6)	3,960	3,990
2012-BWTR, A 144A 2.954%, 11/5/34(6)	3,510	3,423
2012-BWTR, B 144A 3.255%, 11/5/34(6)	2,890	2,807
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(5)(6)	2,040	2,003
Morgan Stanley Capital I Trust
2014-150E, A 144A 3.912%, 9/9/32(6)	1,175	1,188
2014-CPT, A 144A 3.350%, 7/13/29(6)	2,285	2,293
2014-CPT, AM 144A 3.516%, 7/13/29(5)(6)	2,530	2,525
US 2018-USDC, A 144A 4.106%, 8/10/50(6)	3,989	4,085
VNDO Mortgage Trust 2013-PENN, A 144A 3.808%, 12/13/29(6)	5,275	5,332
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,469
		40,058

Total Mortgage-Backed Securities (Identified Cost $180,281)		176,753

Asset-Backed Securities—6.4%
Automobiles—0.8%
Ford Credit Auto Owner Trust 2014-2, A 144A 2.310%, 4/15/26(6)	5,520	5,477
Credit Card—4.5%
Cabela’s Credit Card Master Note Trust 2014-2, A (1 month LIBOR + 0.450%) 2.523%, 7/15/22(5)	3,700	3,709
Capital One Multi-Asset Execution Trust
2005-B3, B3 (3 month LIBOR + 0.550%) 2.898%, 5/15/28(5)	4,334	4,271
2017-A5, A5 (1 month LIBOR + 0.580%) 2.653%, 7/15/27(5)	2,350	2,361
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.827%, 5/14/29(5)	6,330	6,375
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.673%, 12/15/26(5)	7,815	7,895
Master Credit Card Trust II 2018-1A, A (1 month LIBOR + 0.490%) 144A 2.578%, 7/22/24(5)(6)	3,245	3,242
	Par Value	Value

Credit Card—continued
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	$ 3,540	$ 3,473
		31,326

Other—1.1%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(6)	3,075	3,097
PSNH Funding LLC 3 2018-1, A2 3.506%, 8/1/28	1,715	1,721
Verizon Owner Trust 2017-1A, A 144A 2.060%, 9/20/21(6)	3,340	3,302
		8,120

Total Asset-Backed Securities (Identified Cost $44,815)		44,923

Corporate Bonds And Notes—18.3%
Consumer Discretionary—0.8%
General Motors Co. 5.200%, 4/1/45	2,752	2,524
Walmart, Inc. 3.700%, 6/26/28	2,861	2,880
		5,404

Consumer Staples—0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	2,493	2,486
CVS Health Corp. 4.780%, 3/25/38	2,060	2,036
Japan Tobacco, Inc. 144A 2.100%, 7/23/18(6)	1,852	1,852
		6,374

Energy—4.1%
Andeavor Logistics LP 4.250%, 12/1/27	698	671
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	2,256	2,014
Boardwalk Pipelines LP 4.450%, 7/15/27	761	739
Energy Transfer Partners LP 5.300%, 4/15/47	1,826	1,669
Ensco plc
4.500%, 10/1/24	715	589
5.200%, 3/15/25	2,272	1,886
5.750%, 10/1/44	1,250	883
Enterprise Products Operating LLC 5.375%, 2/15/78	2,283	2,079
HollyFrontier Corp. 5.875%, 4/1/26	2,700	2,909
Nabors Industries, Inc. 5.500%, 1/15/23	1,690	1,616
Oceaneering International, Inc. 6.000%, 2/1/28	2,131	2,116
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	2,823	2,714
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(6)	1,726	1,716
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 4.000%, 12/21/25(6)	$ 2,298	$ 2,290
Schlumberger Investment SA 144A 3.300%, 9/14/21(6)	1,309	1,310
Shell International Finance BV 1.750%, 9/12/21	968	927
TechnipFMC plc 3.450%, 10/1/22	508	493
Transcanada Trust 5.300%, 3/15/77	327	309
Woodside Finance Ltd. 144A 4.600%, 5/10/21(6)	2,086	2,135
		29,065

Financials—5.6%
AXA Equitable Holdings, Inc. 144A 3.900%, 4/20/23(6)	1,714	1,700
Bank of America Corp.
3.366%, 1/23/26	3,461	3,329
3.593%, 7/21/28	974	930
Chubb INA Holdings, Inc. 2.875%, 11/3/22	1,076	1,057
Citigroup, Inc. 3.887%, 1/10/28	2,147	2,080
Credit Suisse AG 144A 6.500%, 8/8/23(6)	1,395	1,484
Fifth Third Bank 2.200%, 10/30/20	1,428	1,396
Jefferies Group LLC 4.150%, 1/23/30	587	518
JPMorgan Chase & Co. 3.540%, 5/1/28	1,953	1,869
Lazard Group LLC 3.750%, 2/13/25	1,459	1,412
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	1,369	1,323
Morgan Stanley
3.125%, 1/23/23	1,133	1,105
3.591%, 7/22/28	1,449	1,377
4.375%, 1/22/47	1,651	1,575
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(6)	1,746	1,820
PNC Bank NA 2.150%, 4/29/21	1,221	1,183
Progressive Corp. (The) 5.375%, (7)	1,766	1,757
Regions Bank 2.250%, 9/14/18	845	845
Royal Bank of Scotland Group plc 4.519%, 6/25/24	1,510	1,511
Santander UK Group Holdings plc 3.373%, 1/5/24	2,364	2,272
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(6)	1,805	1,740
SunTrust Banks, Inc. 4.000%, 5/1/25	2,058	2,067
Travelers Cos., Inc. (The) 4.050%, 3/7/48	2,526	2,452
US Bank NA 2.050%, 10/23/20	1,636	1,597
	Par Value	Value

Financials—continued
Wells Fargo & Co. 3.069%, 1/24/23	$ 795	$ 773
		39,172

Health Care—1.0%
Anthem, Inc. 4.550%, 3/1/48	1,477	1,421
Bayer US Finance II LLC
144A 3.875%, 12/15/23(6)	1,148	1,148
144A 4.375%, 12/15/28(6)	1,535	1,537
Eli Lilly & Co. 3.950%, 5/15/47	1,457	1,434
Howard Hughes Medical Institute 3.500%, 9/1/23	999	1,011
Novartis Securities Investment Ltd. 5.125%, 2/10/19	765	776
		7,327

Industrials—2.0%
AerCap Ireland Capital DAC 3.875%, 1/23/28	2,234	2,057
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(6)	1,513	1,506
CSX Corp. 4.300%, 3/1/48	2,082	1,982
ERAC USA Finance LLC 144A 5.250%, 10/1/20(6)	1,149	1,193
General Dynamics Corp. 3.375%, 5/15/23	1,373	1,375
Johnson Controls International plc 4.500%, 2/15/47	1,458	1,391
L3 Technologies, Inc. 3.850%, 12/15/26	797	767
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	822	793
2018-1, AA 3.500%, 3/1/30	2,367	2,298
Xylem, Inc. 3.250%, 11/1/26	758	712
		14,074

Information Technology—1.1%
Apple, Inc. 3.000%, 6/20/27	1,038	986
Arrow Electronics, Inc. 3.875%, 1/12/28	903	846
HP, Inc. 6.000%, 9/15/41	3,265	3,314
Trimble, Inc. 4.900%, 6/15/28	2,552	2,547
		7,693

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	3,191	3,560
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Materials—continued
Newmont Mining Corp. 6.250%, 10/1/39	$ 2,734	$ 3,158
		6,718

Real Estate—0.6%
Boston Properties LP 3.650%, 2/1/26	960	926
Digital Realty Trust LP 4.450%, 7/15/28	3,005	3,013
		3,939

Telecommunication Services—1.0%
AT&T, Inc. 2.375%, 11/27/18	1,854	1,852
Verizon Communications, Inc. 5.012%, 4/15/49	2,262	2,201
Vodafone Group plc 5.250%, 5/30/48	2,989	2,982
		7,035

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	1,857	1,644
Total Corporate Bonds And Notes (Identified Cost $129,561)		128,445

	Shares
Preferred Stock—0.3%
Financials—0.3%
Bank of America Corp., 5.875%	2,105 (8)	2,057
Total Preferred Stock (Identified Cost $2,105)		2,057

Total Long-Term Investments—98.1% (Identified Cost $691,068)		686,505

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(1)(3)(9)	15,393,726	15,394
Total Short-Term Investment (Identified Cost $15,394)		15,394

TOTAL INVESTMENTS—100.3% (Identified Cost $706,462)		701,899
Other assets and liabilities, net—(0.3)%		(2,064)
NET ASSETS—100.0%		$699,835
Abbreviation:
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(2)	All or a portion segregated as collateral for a delayed delivery transaction.
(3)	All or a portion of the security is segregated as collateral for open swap contracts.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $74,138 or 10.6% of net assets.
(7)	No contractual maturity date.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Counterparties:
JPM	JPMorgan Securities LLC

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
Forward foreign currency exchange contracts as of June 30, 2018 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	5,024	USD	3,861	JPM	07/06/18	$ —	$(—) (1)
AUD	9,992	USD	7,644	JPM	07/11/18	—	(179)
EUR	18,909	USD	22,361	JPM	07/11/18	21	—
EUR	30,226	USD	35,363	JPM	08/15/18	437	—
JPY	3,922,740	USD	36,000	JPM	08/13/18	—	(459)
NZD	21,325	USD	15,040	JPM	08/06/18	—	(40)
USD	21,250	EUR	18,193	JPM	07/26/18	—	(39)
USD	1,148	EUR	980	JPM	07/27/18	2	—
Total						$460	$(717)

Footnote Legend:
(1)	Amount is less than $500.

Centrally Cleared credit default swaps - buy protection(1) outstanding as of June 30, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
ICE - CDX.NA.HY.29	QTR	JPM	5.000%	12/20/22	(86,000) USD	$(5,411)	$(6,658)	$1,247	$—
Total						$(5,411)	$(6,658)	$1,247	$—

Over-the-counter credit default swaps - buy protection(1) outstanding as of June 30, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Kohl’s Corp.	QTR	JPM	1.000%	06/20/23	(24,550) USD	$ 237	$ 465	$ —	$(228)
Markit iTraxx Europe Index	QTR	JPM	1.000%	06/20/23	(29,300) EUR	1,304	1,139	165	—
Total						$1,541	$1,604	$165	$(228)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 44,923	$ —	$ 44,923	$ —
Corporate Bonds And Notes	128,445	—	128,445	—
Mortgage-Backed Securities	176,753	—	175,932	821
U.S. Government Securities	334,327	—	334,327	—
Equity Securities:
Preferred Stock	2,057	—	2,057	—
Short-Term Investment	15,394	15,394	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	460	—	460	—
Centrally Cleared Credit Default Swap	1,247	—	1,247	—
Over-the-Counter Credit Default Swaps	1,541	—	1,541	—
Liabilities:
Other Financial Instruments:
Forward foreign currency exchange contracts	(717)	—	(717)	—
Total Investments	$704,430	$15,394	$688,215	$821
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.0%
Federal Agricultural Mortgage Corp. (3 month LIBOR + 0.300%) 2.660%, 1/25/23(1)(2)	$ 3,000	$ 3,027
Federal Farm Credit Banks
(1 month LIBOR + 0.550%) 2.648%, 1/26/27(1)(2)	14,700	14,813
(1 month LIBOR + 0.600%) 2.630%, 12/8/26(1)(2)	4,700	4,757
U.S. Treasury Note
1.250%, 12/31/18	35,000	34,840
1.500%, 1/31/19	10,000	9,959
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 1.957%, 10/31/19(1)(2)	900	900
Total U.S. Government Securities (Identified Cost $68,153)		68,296

Mortgage-Backed Securities—92.3%
Agency—92.3%
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (12 month LIBOR + 1.609%) 3.731%, 5/1/37(2)	6,813	7,112
Pool #1Q1420 (12 month LIBOR + 1.855%) 3.955%, 9/1/39(2)	9,034	9,486
Pool #848736 (12 month LIBOR + 1.750%) 3.609%, 5/1/35(2)	14,592	15,336
Pool #848744 (12 month LIBOR + 1.789%) 3.826%, 5/1/34(2)	9,456	9,938
Pool #848747 (12 month LIBOR + 1.871%) 3.998%, 7/1/36(2)	8,997	9,484
Pool #848796 (12 month LIBOR + 1.815%) 3.868%, 5/1/37(2)	15,858	16,709
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
K711, A2 1.730%, 7/25/19	1,700	1,684
K712, A2 1.869%, 11/25/19	5,850	5,780
KF15, A (1 month LIBOR + 0.670%) 2.671%, 2/25/23(2)	6,203	6,220
KF22, A (1 month LIBOR + 0.500%) 2.501%, 7/25/23(2)	8,119	8,132
KF28, A (1 month LIBOR + 0.360%) 2.361%, 1/25/24(2)	18,282	18,299
KLH3, A (1 month LIBOR + 0.700%) 2.701%, 11/25/22(2)	9,371	9,377
KLSF, A (1 month LIBOR + 0.330%) 2.331%, 11/25/21(2)	5,968	5,970
KP04, AG1 (1 month LIBOR + 0.220%) 2.221%, 7/25/20(2)	50,149	50,179
KP04, AG2 (1 Month LIBOR + 0.200%) 2.201%, 10/25/19(2)	850	850
KS05, A (1 month LIBOR + 0.500%) 2.501%, 1/25/23(2)	5,933	5,942
KSKY, AT (1 month LIBOR + 0.440%) 2.441%, 8/25/27(2)	22,740	22,721
Federal Home Loan Mortgage Corporation REMIC
2781, FA (1 month LIBOR + 0.350%) 2.423%, 4/15/34(2)	6,787	6,803
2796, F (1 month LIBOR + 0.500%) 2.573%, 5/15/34(2)	4,638	4,677
	Par Value	Value
Agency—continued
2979, FG (1 month LIBOR + 0.380%) 2.453%, 5/15/35(2)	$ 2,900	$ 2,914
3117, FE (1 month LIBOR + 0.300%) 2.373%, 2/15/36(2)	3,115	3,115
3136, FA (1 month LIBOR + 0.550%) 2.623%, 4/15/36(2)	13,689	13,835
3261, FA (1 month LIBOR + 0.320%) 2.393%, 1/15/37(2)	9,154	9,184
3418, FB (1 month LIBOR + 0.300%) 2.373%, 4/15/20(2)	1,856	1,857
3990, GF (1 month LIBOR + 0.400%) 2.473%, 3/15/41(2)	8,205	8,211
3994, JF (1 month LIBOR + 0.380%) 2.453%, 3/15/40(2)	4,163	4,174
3995, PF (1 month LIBOR + 0.450%) 2.523%, 5/15/39(2)	6,658	6,681
4057, CF (1 month LIBOR + 0.450%) 2.523%, 4/15/39(2)	6,982	7,018
4150, JF (1 month LIBOR + 0.300%) 2.373%, 6/15/41(2)	4,940	4,947
4203, PF (1 month LIBOR + 0.250%) 2.323%, 9/15/42(2)	16,708	16,679
4287, BF (1 month LIBOR + 0.250%) 2.323%, 2/15/33(2)	3,644	3,642
Federal National Mortgage Association
2010-M7, FA (1 month LIBOR + 0.600%) 2.691%, 11/25/20(2)	409	410
2011-M1, FA (1 month LIBOR + 0.450%) 2.541%, 6/25/21(2)	23,493	23,511
2013-M10, AFL (1 month LIBOR + 0.300%) 2.391%, 6/25/23(2)	469	469
2014-M10, ASQ2 2.171%, 9/25/19(2)	4,364	4,329
2016-M13, FA (1 month LIBOR + 0.670%) 2.618%, 11/25/23(2)	11,899	11,935
2016-M8, FA (1 month LIBOR + 0.500%) 2.591%, 7/25/26(2)	31,680	31,799
2016-M9, FA (1 month LIBOR + 0.590%) 2.538%, 9/25/23(2)	32,444	32,510
2017-M11, FA (1 month LIBOR + 0.470%) 2.418%, 9/25/24(2)	24,006	24,070
2017-M2, FA (1 month LIBOR + 0.530%) 2.424%, 2/25/24(2)	10,197	10,195
Pool #463520 4.550%, 10/1/19	2,216	2,262
Pool #465872 4.150%, 8/1/20	880	878
Pool #AD0064 (6 month LIBOR + 1.550%) 3.475%, 1/1/35(2)	4,173	4,321
Pool #AE0544 (12 month LIBOR + 1.749%) 3.496%, 11/1/40(2)	4,497	4,711
Pool #AL0270 (12 month LIBOR + 1.631%) 3.636%, 8/1/38(2)	5,547	5,769
Pool #AL0323 (12 month LIBOR + 1.816%) 4.288%, 6/1/41(2)	5,110	5,374
Pool #AL0960 (12 month LIBOR + 1.700%) 3.729%, 7/1/37(2)	8,958	9,419
Pool #AL2202 (12 month LIBOR + 1.699%) 3.725%, 6/1/36(2)	4,563	4,792
Pool #AL4705 2.986%, 11/1/20	1,528	1,529
Pool #AL6516 (12 month LIBOR + 1.748%) 3.535%, 4/1/40(2)	7,787	8,157
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL7812 (12 month LIBOR + 1.736%) 3.489%, 11/1/40(2)	$13,562	$ 14,228
Pool #AL8796 (12 month LIBOR + 1.809%) 3.834%, 9/1/41(2)	16,706	17,528
Pool #AL8872 (12 month LIBOR + 1.797%) 3.732%, 7/1/42(2)	25,044	26,299
Pool #AM2078 1.670%, 1/1/20	10,887	10,678
Pool #AM2292 (1 month LIBOR + 0.350%) 2.259%, 1/1/23(2)	7,922	7,920
Pool #AM4510 (1 month LIBOR + 0.490%) 2.399%, 11/1/23(2)	1,674	1,672
Pool #AM7028 (1 month LIBOR + 0.240%) 2.149%, 10/1/19(2)	20,130	20,120
Pool #AM7213 (1 month LIBOR + 0.650%) 2.559%, 8/1/22(2)	4,501	4,519
Pool #AM9651 (1 month LIBOR + 0.300%) 2.209%, 8/1/22(2)	14,330	14,315
Pool #AN1582 (1 month LIBOR + 0.440%) 2.349%, 9/1/23(2)	14,525	14,507
Pool #AN2256 (1 month LIBOR + 0.580%) 2.489%, 7/1/23(2)	17,434	17,414
Pool #AN2605 (1 month LIBOR + 0.460%) 2.369%, 8/1/23(2)	10,000	10,002
Pool #AN2868 (1 month LIBOR + 0.490%) 2.399%, 12/1/24(2)	4,700	4,703
Pool #AN3414 (1 month LIBOR + 0.600%) 2.509%, 1/1/23(2)	11,650	11,657
Pool #AN3539 (1 month LIBOR + 0.470%) 2.379%, 11/1/21(2)	16,972	17,015
Pool #AN3661 (1 month LIBOR + 0.580%) 2.489%, 11/1/26(2)	3,000	3,000
Pool #AN3845 (1 month LIBOR + 0.540%) 2.449%, 12/1/23(2)	16,165	16,144
Pool #AN4300 (1 month LIBOR + 0.560%) 2.469%, 1/1/24(2)	14,358	14,340
Pool #AN4364 (1 month LIBOR + 0.590%) 2.499%, 1/1/24(2)	2,990	2,986
Pool #AN5208 (1 month LIBOR + 0.390%) 2.299%, 3/1/22(2)	4,699	4,698
Pool #AN5986 (1 month LIBOR + 0.370%) 2.279%, 12/1/22(2)	8,250	8,249
Pool #AN6559 (1 month LIBOR + 0.450%) 2.359%, 4/1/25(2)	1,900	1,910
Pool #AN6591 (1 month LIBOR + 0.400%) 2.309%, 12/1/24(2)	10,600	10,653
Pool #AN9657 (1 month LIBOR + 0.370%) 2.346%, 6/1/28(2)	5,652	5,651
Pool #AN9658 (1 month LIBOR + 0.350%) 2.326%, 6/1/28(2)	6,891	6,890
Federal National Mortgage Association REMIC
2005-58, KF (1 month LIBOR + 0.500%) 2.591%, 7/25/35(2)	6,449	6,465
2006-113, NF (1 month LIBOR + 0.350%) 2.441%, 9/25/36(2)	7,034	7,032
2010-109, PF (1 month LIBOR + 0.400%) 2.491%, 10/25/40(2)	3,175	3,191
2010-137, WB 3.798%, 7/25/40(2)	3,612	3,767
2011-117, FP (1 month LIBOR + 0.400%) 2.491%, 8/25/40(2)	6,086	6,112
2011-117, PF (1 month LIBOR + 0.350%) 2.441%, 7/25/39(2)	6,624	6,644
	Par Value	Value
Agency—continued
2012-60, WF (1 month LIBOR + 0.350%) 2.441%, 6/25/27(2)	$11,401	$ 11,410
2013-34, PF (1 month LIBOR + 0.350%) 2.441%, 8/25/42(2)	11,023	11,050
2013-58, FY (1 month LIBOR + 0.250%) 2.341%, 2/25/43(2)	7,202	7,188
2013-62, FQ (1 month LIBOR + 0.250%) 2.341%, 9/25/32(2)	9,673	9,654
2016-32, FA (1 month LIBOR + 0.400%) 2.491%, 10/25/34(2)	21,656	21,796
2016-36, FB (1 month LIBOR + 0.500%) 2.591%, 3/25/43(2)	10,230	10,212
FMPRE Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.404%, 2/25/20(2)	24,392	24,448
FRESB Mortgage Trust
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(2)	5,398	5,341
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(2)	6,699	6,569
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.535%, 11/25/35(2)	38,440	37,907
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(2)	5,056	4,943
2016-SB18, A5H (1 month LIBOR + 0.700%) 2.110%, 5/25/36(2)	4,269	4,170
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 2.535%, 7/16/33(2)	6,492	6,552
2003-67, FP (1 month LIBOR + 0.900%) 2.984%, 8/20/33(2)	5,401	5,536
2004-105, FW (1 month LIBOR + 0.250%) 2.334%, 12/20/34(2)	3,560	3,562
2004-106, F (1 month LIBOR + 0.250%) 2.335%, 12/16/34(2)	6,462	6,456
2004-38, FA (1 month LIBOR + 0.400%) 2.485%, 5/16/34(2)	7,815	7,863
2004-95, F (1 month LIBOR + 0.300%) 2.384%, 11/20/34(2)	4,871	4,878
2005-3, FK (1 month LIBOR + 0.250%) 2.334%, 1/20/35(2)	3,221	3,222
2005-41, FC (1 month LIBOR + 0.300%) 2.384%, 5/20/35(2)	8,500	8,508
2009-121, NF (1 month LIBOR + 0.500%) 2.584%, 2/20/37(2)	13,043	13,183
2010-133, FD (1 month LIBOR + 0.430%) 2.515%, 10/16/40(2)	3,817	3,841
2010-157, QF (1 month LIBOR + 0.400%) 2.484%, 1/20/40(2)	1,542	1,544
2010-57, FP (1 month LIBOR + 0.550%) 2.635%, 11/16/32(2)	6,727	6,793
2011-133, PF (1 month LIBOR + 0.400%) 2.484%, 12/20/35(2)	5,513	5,543
2011-145, FA (1 month LIBOR + 0.300%) 2.385%, 3/16/34(2)	3,996	4,001
2012-13, KF (1 month LIBOR + 0.300%) 2.384%, 7/20/38(2)	2,773	2,780
2012-77, FE (1 month LIBOR + 0.390%) 2.475%, 5/16/41(2)	6,784	6,835
2014-94, FB (1 month LIBOR + 0.250%) 2.334%, 9/20/35(2)	13,814	13,809
2016-H22, FJ (1 month LIBOR + 0.390%) 2.307%, 10/20/66(2)	14,799	14,822
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Agency—continued
2017-116, F (1 month LIBOR + 0.250%) 2.335%, 8/16/35(2)	$ 7,507	$ 7,504
2017-H13, FJ (1 month LIBOR + 0.200%) 2.117%, 5/20/67(2)	12,682	12,686
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(2)	15,884	15,803
Pool #BG8679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/48(2)	9,527	9,468
Pool #MA4342 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 3/20/47(2)	3,312	3,319
Pool #MA4473 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/47(2)	2,045	2,044
Pool #MA4532 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 6/20/47(2)	2,924	2,924
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(2)	1,110	1,105
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(2)	3,176	3,160
NCUA Guaranteed Notes Trust
2010-R1, 1A (1 month LIBOR + 0.450%) 2.475%, 10/7/20(2)	22,280	22,355
2010-R2, 2A (1 month LIBOR + 0.470%) 2.495%, 11/5/20(2)	52,071	52,303
2010-R3, 1A (1 month LIBOR + 0.560%) 2.585%, 12/8/20(2)	7,402	7,435
2010-R3, 2A (1 month LIBOR + 0.560%) 2.585%, 12/8/20(2)	1,749	1,759
2011-R1, 1A (1 month LIBOR + 0.450%) 2.373%, 1/8/20(2)	15,377	15,406
2011-R2, 1A (1 month LIBOR + 0.400%) 2.413%, 2/6/20(2)	26,257	26,305
2011-R3, 1A (1 month LIBOR + 0.400%) 2.413%, 3/11/20(2)	849	851
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 2.100%, 6/25/34(2)	6,010	5,963
Pool #510076 (PRIME minus 2.650%) 2.100%, 5/25/27(2)	9,171	9,097
	Par Value	Value
Agency—continued
Pool #510083 (PRIME minus 2.650%) 2.100%, 9/25/27(2)	$ 1,782	$ 1,768
		1,259,376

Total Mortgage-Backed Securities (Identified Cost $1,255,869)		1,259,376

Asset-Backed Security—1.5%
Student Loan—1.5%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.380%, 12/7/20(2)	20,744	20,770
Total Asset-Backed Security (Identified Cost $20,744)		20,770

Total Long-Term Investments—98.8% (Identified Cost $1,344,766)		1,348,442

	Shares
Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(3)	10,250,280	10,250
Total Short-Term Investment (Identified Cost $10,250)		10,250

TOTAL INVESTMENTS—99.5% (Identified Cost $1,355,016)		1,358,692
Other assets and liabilities, net—0.5%		6,662
NET ASSETS—100.0%		$1,365,354

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open futures contracts.
(2)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
Futures contracts as of June 30, 2018 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 2 Year Note	September 2018	(47)	$(9,956)	$—	$(4)
Total				$—	$(4)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 20,770	$ —	$ 20,770
Mortgage-Backed Securities	1,259,376	—	1,259,376
U.S. Government Securities	68,296	—	68,296
Equity Securities:
Short-Term Investment	10,250	10,250	—
Liabilities:
Other Financial Instruments:
Futures contract	(4)	(4)	—
Total Investments	$1,358,688	$10,246	$1,348,442
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.1%
U.S. Treasury Note 2.875%, 5/15/28	$ 276	$ 276
Total U.S. Government Security (Identified Cost $276)		276

Mortgage-Backed Securities—90.2%
Agency—85.9%
Federal Home Loan Mortgage Corporation
Pool #C04123 4.000%, 7/1/42	269	276
Pool #G05477 4.500%, 5/1/39	152	159
Pool #G05606 4.500%, 7/1/39	296	311
Pool #G07031 4.000%, 5/1/42	399	410
Pool #G07491 4.500%, 3/1/42	215	226
Pool #G08347 4.500%, 6/1/39	25	27
Pool #G08372 4.500%, 11/1/39	125	131
Pool #G60019 4.500%, 3/1/44	387	404
Pool #G60183 4.000%, 12/1/44	187	191
Pool #G60661 4.000%, 7/1/46	87	89
Pool #Q06771 3.000%, 3/1/42	192	187
Pool #Q08306 3.500%, 5/1/42	413	414
Pool #Q10929 3.500%, 9/1/42	354	355
Pool #Q11220 3.500%, 9/1/42	38	38
Pool #Q26366 4.000%, 5/1/44	166	171
Pool #Q31645 4.000%, 2/1/45	76	78
Pool #Q38473 4.000%, 1/1/46	447	458
Pool #Q39440 4.000%, 3/1/46	658	674
Pool #Q40123 3.500%, 4/1/46	336	337
Pool #Q40124 3.500%, 4/1/46	198	198
Pool #Q40815 3.500%, 6/1/46	433	433
Pool #V81283 4.000%, 7/1/44	329	336
Pool #V81992 4.000%, 10/1/45	365	374
Pool #V83115 4.500%, 3/1/47	480	499
Federal National Mortgage Association
2013-M6, X1 2.224%, 2/25/43(1)	2,468	107
Pool #890381 3.500%, 10/1/41	248	249
	Par Value	Value
Agency—continued
Pool #932441 4.000%, 1/1/40	$ 181	$ 186
Pool #AB6401 3.000%, 10/1/37	252	246
Pool #AB7768 3.000%, 2/1/38	367	359
Pool #AI5868 4.500%, 7/1/41	209	220
Pool #AI9101 3.500%, 4/1/42	333	333
Pool #AJ9327 3.500%, 1/1/42	171	172
Pool #AK5151 3.000%, 3/1/42	215	210
Pool #AL0215 4.500%, 4/1/41	166	175
Pool #AL6223 4.500%, 8/1/44	445	466
Pool #AL7497 3.500%, 9/1/40	620	622
Pool #AM6238 3.610%, 7/1/29	200	201
Pool #AM9955 3.250%, 11/1/30	480	468
Pool #AN6391 3.110%, 10/1/29	500	476
Pool #AO8632 3.500%, 7/1/42	959	962
Pool #AP7874 3.500%, 10/1/42	168	169
Pool #AS9571 3.500%, 5/1/42	324	325
Pool #AW8154 3.500%, 1/1/42	540	542
Pool #AX2491 4.000%, 10/1/44	571	584
Pool #AY2685 4.500%, 1/1/45	35	36
Pool #AY8851 4.000%, 8/1/45	237	241
Pool #AZ0572 3.000%, 6/1/42	79	77
Pool #AZ5755 3.500%, 9/1/45	512	513
Pool #AZ9213 4.000%, 10/1/45	550	564
Pool #BA4799 4.000%, 2/1/46	587	601
Pool #BC2470 3.500%, 2/1/46	158	158
Pool #BE5050 4.000%, 9/1/45	204	208
Pool #BE9598 4.000%, 5/1/47	400	408
Pool #BH7587 4.500%, 8/1/47	300	315
Pool #MA0639 4.000%, 2/1/41	461	473
Pool #MA2190 4.000%, 2/1/45	818	836
Pool #MA2341 4.500%, 6/1/45	130	136
See Notes to Financial Statements.

Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #MA3257 3.500%, 1/1/48	$ 146	$ 144
Government National Mortgage Association
Pool #AA5471 4.000%, 12/15/41	568	585
Pool #AE8170 4.000%, 2/15/44	93	96
Pool #AM0226 4.000%, 5/15/45	92	95
Pool #AV6530 4.000%, 8/20/46	158	162
Pool #MA2681 5.000%, 3/20/45	195	207
Pool #MA4838 4.000%, 11/20/47	288	295
Pool #MA4901 4.000%, 12/20/47	290	297
Pool #MA4963 4.000%, 1/20/48	288	296
Pool #MA5078 4.000%, 3/20/48	1,497	1,536
		22,127

Non-Agency—4.3%
FREMF Mortgage Trust
2012-K21, B 144A 4.071%, 7/25/45(1)(2)	580	589
2013-K25, B 144A 3.744%, 11/25/45(1)(2)	122	122
GS Mortgage Securities Trust
2012-BWTR, A 144A 2.954%, 11/5/34(2)	205	200
2012-BWTR, B 144A 3.255%, 11/5/34(2)	109	106
US 2018-USDC, A 144A 4.106%, 8/10/50(2)	100	102
		1,119

Total Mortgage-Backed Securities (Identified Cost $23,633)		23,246

Total Long-Term Investments—91.3% (Identified Cost $23,909)		23,522

	Shares	Value
Short-Term Investment—5.6%
Money Market Mutual Fund—5.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(3)	1,437,716	$ 1,438
Total Short-Term Investment (Identified Cost $1,438)		1,438

TOTAL INVESTMENTS—96.9% (Identified Cost $25,347)		24,960
Other assets and liabilities, net—3.1%		792
NET ASSETS—100.0%		$25,752

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $1,119 or 4.3% of net assets.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Mortgage-Backed Securities	$23,246	$ —	$23,246
U.S. Government Security	276	—	276
Equity Securities:
Short-Term Investment	1,438	1,438	—
Total Investments	$24,960	$1,438	$23,522
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.2%
U.S. Treasury Note (U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 1.957%, 10/31/19(1)(2)	$ 100	$ 100
Total U.S. Government Security (Identified Cost $100)		100

Mortgage-Backed Securities—31.0%
Agency—24.2%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates K711, A2 1.730%, 7/25/19	345	342
Federal National Mortgage Association
Pool #AM2292 (1 month LIBOR + 0.350%) 2.259%, 1/1/23(2)	888	887
Pool #AM3370 1.735%, 5/1/20	240	236
Pool #AN1582 (1 month LIBOR + 0.440%) 2.349%, 9/1/23(2)	1,000	999
Pool #AN3414 (1 month LIBOR + 0.600%) 2.509%, 1/1/23(2)	970	970
Pool #AN3539 (1 month LIBOR + 0.470%) 2.379%, 11/1/21(2)	969	971
Pool #AN3845 (1 month LIBOR + 0.540%) 2.449%, 12/1/23(2)	2,624	2,621
Pool #AN4300 (1 month LIBOR + 0.560%) 2.469%, 1/1/24(2)	3,003	2,999
Pool #AN4364 (1 month LIBOR + 0.590%) 2.499%, 1/1/24(2)	1,000	999
Pool #AN5986 (1 month LIBOR + 0.370%) 2.279%, 12/1/22(2)	1,000	1,000
Federal National Mortgage Association REMIC 2007-57, FE (1 month LIBOR + 0.370%) 2.461%, 5/25/37(2)	61	62
FRESB Mortgage Trust 2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(2)	436	430
NCUA Guaranteed Notes Trust 2011-R2, 1A (1 month LIBOR + 0.400%) 2.413%, 2/6/20(2)	744	746
		13,262

Non-Agency—6.8%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 2.795%, 3/15/37(2)(3)	1,000	998
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 3.073%, 4/15/36(2)(3)	1,000	1,004
Commercial Mortgage Trust 2013-CR13, A1 1.259%, 11/10/46	23	23
FREMF Mortgage Trust 2013-K713, B 144A 3.262%, 4/25/46(2)(3)	240	240
VNDO Mortgage Trust 2013-PENN, B 144A 4.079%, 12/13/29(2)(3)	500	503
	Par Value	Value

Non-Agency—continued
WFRBS Commercial Mortgage Trust 2012-C7, AFL (1 month LIBOR + 1.200%) 144A 3.273%, 6/15/45(2)(3)	$ 970	$ 986
		3,754

Total Mortgage-Backed Securities (Identified Cost $17,016)		17,016

Asset-Backed Securities—14.7%
Automobiles—2.4%
Americredit Automobile Receivables Trust 2014-4, C 2.470%, 11/9/20	398	397
Capital Auto Receivables Asset Trust 2015-2, A4 1.970%, 1/21/20	826	826
Honda Auto Receivables Owner Trust 2016-4, A2 1.040%, 4/18/19	95	94
		1,317

Credit Card—9.0%
Barclays Dryrock Issuance Trust
2014-3, A 2.410%, 7/15/22	510	507
2015-4, A 1.720%, 8/16/21	250	249
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.898%, 5/15/28(2)	1,253	1,235
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.827%, 5/14/29(2)	1,000	1,007
Discover Card Execution Note Trust
2016-A1, A1 1.640%, 7/15/21	100	100
2017-A5, A5 (1 month LIBOR + 0.600%) 2.673%, 12/15/26(2)	1,000	1,010
Synchrony Credit Card Master Note Trust 2015-3, A 1.740%, 9/15/21	808	807
		4,915

Equipment—1.9%
Volvo Financial Equipment Master Owner Trust 2017-A, A (1 month LIBOR + 0.500%) 144A 2.573%, 11/15/22(2)(3)	1,065	1,067
Student Loan—1.4%
Goal Capital Funding Trust 2005-2, A3 (3 month LIBOR + 0.170%) 2.500%, 5/28/30(2)	745	745
Total Asset-Backed Securities (Identified Cost $7,968)		8,044

Corporate Bonds And Notes—53.4%
Consumer Discretionary—6.2%
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 2.779%, 2/22/21(2)(3)	1,400	1,401
See Notes to Financial Statements.

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
General Motors Financial Co., Inc. (3 month LIBOR + 0.850%) 3.187%, 4/9/21(2)	$1,000	$ 1,005
Newell Brands, Inc. 2.600%, 3/29/19	1,028	1,024
		3,430

Consumer Staples—4.3%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.052%, 1/12/24(2)	270	272
Church & Dwight Co., Inc. (3 month LIBOR + 0.150%) 2.510%, 1/25/19(2)	450	450
CVS Health Corp. (3 month LIBOR + 0.630%) 2.957%, 3/9/20(2)	623	625
General Mills, Inc. (3 month LIBOR + 1.010%) 3.363%, 10/17/23(2)	1,000	1,009
		2,356

Energy—3.1%
BP Capital Markets plc (3 month LIBOR + 0.630%) 2.969%, 9/26/18(2)	700	701
Phillips 66 (3 month LIBOR + 0.600%) 2.919%, 2/26/21(2)	1,000	1,002
		1,703

Financials—26.5%
Allstate Corp. (The) (3 month LIBOR + 0.630%) 2.964%, 3/29/23(2)	1,000	1,005
American Express Co. (3 month LIBOR + 0.525%) 2.846%, 5/17/21(2)	750	752
Bank of America Corp. 2.600%, 1/15/19	1,000	999
Bank of Montreal (3 month LIBOR + 0.460%) 2.802%, 4/13/21(2)	770	771
Bayer US Finance II LLC 144A 3.500%, 6/25/21(3)	595	596
Capital One Financial Corp. 2.500%, 5/12/20	679	669
Caterpillar Financial Services Corp. (3 month LIBOR + 0.510%) 2.840%, 5/15/23(2)	750	747
Citibank NA (3 month LIBOR + 0.320%) 2.678%, 5/1/20(2)	750	751
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 2.792%, 4/26/21(2)	750	751
Diageo Capital plc (3 month LIBOR + 0.240%) 2.566%, 5/18/20(2)	835	835
Ford Motor Credit Co. LLC (3 month LIBOR + 0.810%) 2.835%, 4/5/21(2)	1,000	1,004
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.491%, 5/15/26(2)	750	741
JPMorgan Chase Bank NA (3 month LIBOR + 0.250%) 2.605%, 2/13/20(2)	1,000	1,000
Lloyds Bank plc (3 month LIBOR + 0.490%) 2.853%, 5/7/21(2)	750	751
Morgan Stanley (3 month LIBOR + 0.550%) 2.903%, 2/10/21(2)	1,000	1,002
	Par Value	Value

Financials—continued
Skandinaviska Enskilda Banken AB (3 month LIBOR + 0.430%) 144A 2.751%, 5/17/21(2)(3)	$ 750	$ 749
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 2.622%, 4/13/21(2)	770	770
US Bank NA (3 month LIBOR + 0.320%) 2.682%, 4/26/21(2)	650	650
		14,543

Health Care—3.6%
Becton Dickinson and Co. (3 month LIBOR + 0.875%) 3.211%, 12/29/20(2)	1,000	1,002
Gilead Sciences, Inc. (3 month LIBOR + 0.220%) 2.545%, 3/20/19(2)	1,000	1,000
		2,002

Industrials—1.4%
General Dynamics Corp. (3 month LIBOR + 0.380%) 2.736%, 5/11/21(2)	750	753
Information Technology—4.3%
Dell International LLC 144A 3.480%, 6/1/19(3)	1,019	1,022
Fortive Corp. 1.800%, 6/15/19	1,052	1,040
VMware, Inc. 2.300%, 8/21/20	285	279
		2,341

Telecommunication Services—2.3%
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.443%, 5/15/25(2)	750	749
Vodafone Group plc (3 month LIBOR + 0.990%) 3.290%, 1/16/24(2)	500	498
		1,247

Utilities—1.7%
Emera US Finance LP 2.150%, 6/15/19	963	953
Total Corporate Bonds And Notes (Identified Cost $29,347)		29,328

Total Long-Term Investments—99.3% (Identified Cost $54,431)		54,488

See Notes to Financial Statements.

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Shares	Value
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(4)	275,911	$ 276
Total Short-Term Investment (Identified Cost $276)		276

TOTAL INVESTMENTS—99.8% (Identified Cost $54,707)		54,764
Other assets and liabilities, net—0.2%		98
NET ASSETS—100.0%		$54,862

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open futures contracts.
(2)	Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $8,566 or 15.6% of net assets.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
United Kingdom	5
Canada	2
Netherlands	1
Sweden	1
Total Investments	100%
† % of total investments as of June 30, 2018
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$ 8,044	$ —	$ 8,044
Corporate Bonds And Notes	29,328	—	29,328
Mortgage-Backed Securities	17,016	—	17,016
U.S. Government Security	100	—	100
Equity Securities:
Short-Term Investment	276	276	—
Total Investments	$54,764	$276	$54,488
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

Virtus Seix Virginia Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.6%
District of Columbia—6.6%
Transportation Revenue—6.6%
Metropolitan Washington Airports Authority (BHAC Insured) 5.000%, 10/1/26	$2,175	$ 2,260
Georgia—3.4%
General Revenue—3.4%
Private Colleges & Universities Authority, Savannah College of Art & Design Project 5.000%, 4/1/23	1,065	1,187
North Carolina—5.3%
General Revenue—5.3%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,740	1,835
Virginia—82.3%
General Obligation—11.9%
Commonwealth of Virginia 4.000%, 6/1/27	1,000	1,080
Isle Wight County
(State Aid Withholding Insured) 5.000%, 7/1/35	750	847
(State Aid Withholding Insured) 4.000%, 7/1/42	1,000	1,036
Suffolk, City of (State Aid Withholding Insured) 5.000%, 2/1/26	1,000	1,145
		4,108
General Revenue—20.8%
Greater Richmond Convention Center Authority
5.000%, 6/15/30	1,000	1,137
5.000%, 6/15/32	1,000	1,131
Northern Virginia Transportation Authority 5.000%, 6/1/26	1,250	1,440
Virginia College Building Authority, Washington & Lee University 5.375%, 1/1/21	2,165	2,271
Virginia Public School Authority (State Aid Withholding Insured) 5.000%, 8/1/27	1,060	1,197
		7,176
Healthcare Revenue—12.8%
Fairfax County Industrial Development Authority, Inova Health System Project 5.000%, 5/15/27	500	557
Hanover County Economic Development Authority, Regional Medical Care Project (NATL Insured) 6.375%, 8/15/18	935	940
Roanoke Economic Development Authority, Carilion Clinic Obligated Group 5.000%, 7/1/27	1,000	1,093
	Par Value	Value
Virginia—continued
Healthcare Revenue—continued
Virginia Commonwealth University Health System Authority 5.000%, 7/1/33	$1,600	$ 1,845
		4,435
Lease Revenue—5.4%
Loudoun County Economic Development Authority, Sycolin Road Project 5.000%, 6/1/31	1,000	1,080
Richmond Industrial Development Authority (AMBAC Insured) 5.000%, 7/15/18	795	796
		1,876
Pre-Refunded—9.2%
Virginia Commonwealth Transportation Board (Pre-refunded 3/15/22 @ 100) 5.000%, 3/15/24	500	555
Virginia Commonwealth University Health System Authority (Pre-refunded 7/1/21 @ 100) 5.000%, 7/1/30	1,000	1,092
Virginia Port Authority (Pre-refunded 7/1/25 @ 100) 5.000%, 7/1/32	1,000	1,156
Virginia Public Building Authority (Pre-refunded 8/1/21 @ 100) 5.000%, 8/1/31	10	11
Virginia Resources Authority (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/28	330	370
		3,184
Special Tax Revenue—3.4%
Hampton Roads Transportation Accountability Commission, Senior Lien 5.000%, 7/1/36	1,000	1,173
Transportation Revenue—7.7%
Virginia Commonwealth Transportation Board 4.000%, 5/15/31	1,000	1,071
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	1,500	1,593
		2,664
Water & Sewer Revenue—11.1%
Fairfax County Water Authority 5.000%, 4/1/27	600	664
Hampton Roads Sanitation District 5.000%, 8/1/34	1,000	1,158
See Notes to Financial Statements.

Virtus Seix Virginia Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
($ reported in thousands)
	Par Value	Value
Virginia—continued
Water & Sewer Revenue—continued
Norfolk, City of, Water Revenue 5.250%, 11/1/44	$1,750	$ 2,014
		3,836
		28,452

Total Municipal Bonds (Identified Cost $33,159)		33,734

Total Long-Term Investments—97.6% (Identified Cost $33,159)		33,734

	Shares
Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.320%) (2)	686,487	686
Total Short-Term Investment (Identified Cost $686)		686

TOTAL INVESTMENTS—99.6% (Identified Cost $33,845)		34,420
Other assets and liabilities, net—0.4%		152
NET ASSETS—100.0%		$34,572
Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
NATL	National Public Finance Guarantee Corp.

Footnote Legend:
(1)	At June 30, 2018, 23.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$33,734	$ —	$33,734
Equity Securities:
Short-Term Investment	686	686	—
Total Investments	$34,420	$686	$33,734
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Assets
Investments in securities at value(1)	$ 172,771	$ 15,880	$ 6,754,863
Cash	— (a)	— (a)	15,305
Swaps at value(3)	—	36	—
Unrealized appreciation on forward foreign currency exchange contracts	—	— (a)	—
Receivables
Investment securities sold	2,427	769	34,702
Fund shares sold	104	— (a)	30,494
Receivable from adviser	—	2	—
Dividends and interest receivable	993	134	19,669
Prepaid trustee retainer	3	— (a)	110
Prepaid expenses	39	24	233
Other assets	6	1	235
Total assets	176,343	16,846	6,855,611
Liabilities
Foreign currency overdraft(2)	—	— (a)	—
Payables
Fund shares repurchased	205	7	12,162
Investment securities purchased	1,788	793	423,632
Dividend distributions	11	1	4,238
Investment advisory fees	16	—	1,743
Distribution and service fees	3	5	63
Administration and accounting fees	16	1	568
Transfer agent and sub-transfer agent fees and expenses	53	5	1,221
Professional fees	16	15	15
Trustee deferred compensation plan	6	1	235
Other accrued expenses	15	3	4,114
Total liabilities	2,129	831	447,991
Net Assets	$ 174,214	$ 16,015	$ 6,407,620
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 180,366	$ 16,481	$ 6,779,812
Accumulated undistributed net investment income (loss)	(109)	— (a)	1,000
Accumulated net realized gain (loss) from investments, swaps and foreign currency transactions	(4,957)	(155)	(265,067)
Net unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(1,086)	(311)	(108,125)
Net Assets	$ 174,214	$ 16,015	$ 6,407,620
Net Assets:
Class A	$ 7,755	$ 339	$ 110,165
Class C	$ —	$ 5,805	$ 49,269
Class I	$ 160,302	$ 9,871	$ 5,005,771
Class R	$ 3,080	$ —	$ —
Class R6	$ 3,077	$ —	$ 1,242,415
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	751,263	40,963	12,715,850
Class C	—	703,552	5,685,578
Class I	15,523,891	1,196,374	577,861,835
Class R	298,006	—	—
Class R6	297,937	—	143,346,495
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.32	$ 8.29	$ 8.66
Class C	$ —	$ 8.25	$ 8.67
Class I	$ 10.33	$ 8.25	$ 8.66
Class R	$ 10.33	$ —	$ —
Class R6	$ 10.33	$ —	$ 8.67
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.72	$ 8.61	$ 8.90
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%
(1) Investments in securities at cost	$ 173,857	$ 16,191	$ 6,862,988
(2) Foreign currency at cost	—	— (a)	—
(3) Includes premiums paid on over-the-counter credit default swaps	—	36	—

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund	Seix High Income Fund
Assets
Investments in securities at value(1)	$ 82,361	$ 80,139	$ 369,594
Cash	— (a)	— (a)	—
Receivables
Investment securities sold	—	—	2,120
Fund shares sold	— (a)	99	224
Dividends and interest receivable	1,230	833	5,641
Prepaid trustee retainer	1	2	5
Prepaid expenses	26	17	75
Other assets	3	3	14
Total assets	83,621	81,093	377,673
Liabilities
Cash overdraft	—	—	112
Payables
Fund shares repurchased	66	180	5,044
Investment securities purchased	—	4,725	6,867
Dividend distributions	247	88	—
Investment advisory fees	20	19	136
Distribution and service fees	— (a)	1	9
Administration and accounting fees	8	7	33
Transfer agent and sub-transfer agent fees and expenses	31	15	133
Professional fees	15	15	18
Trustee deferred compensation plan	3	3	14
Other accrued expenses	7	8	39
Total liabilities	397	5,061	12,405
Net Assets	$ 83,224	$ 76,032	$ 365,268
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 81,166	$ 75,292	$ 449,438
Accumulated undistributed net investment income (loss)	190	(1)	(228)
Accumulated net realized gain (Loss) from investments and swaps	691	(276)	(79,576)
Net unrealized appreciation (depreciation) on investments	1,177	1,017	(4,366)
Net Assets	$ 83,224	$ 76,032	$ 365,268
Net Assets:
Class A	$ 3,019	$ 7,409	$ 17,904
Class I	$ 80,205	$ 68,623	$ 329,612
Class R	$ —	$ —	$ 12,680
Class R6	$ —	$ —	$ 5,072
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	291,221	636,818	2,806,416
Class I	7,748,790	5,899,725	51,736,485
Class R	—	—	1,989,007
Class R6	—	—	796,617
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.37	$ 11.63	$ 6.38
Class I	$ 10.35	$ 11.63	$ 6.37
Class R	$ —	$ —	$ 6.38
Class R6	$ —	$ —	$ 6.37
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund	Seix High Income Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.66	$ 11.96	$ 6.63
Maximum Sales Charge - Class A	2.75%	2.75%	3.75%
(1) Investments in securities at cost	$ 81,184	$ 79,122	$ 373,960

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund
Assets
Investments in securities at value(1)	$ 352,611	$ 456,375
Receivables
Investment securities sold	1,698	—
Fund shares sold	127	653
Dividends and interest receivable	5,319	5,570
Prepaid trustee retainer	5	7
Prepaid expenses	44	33
Other assets	13	17
Total assets	359,817	462,655
Liabilities
Cash overdraft	308	— (a)
Payables
Fund shares repurchased	645	1,673
Investment securities purchased	5,852	15,366
Dividend distributions	80	666
Investment advisory fees	94	126
Distribution and service fees	1	2
Administration and accounting fees	32	40
Transfer agent and sub-transfer agent fees and expenses	85	122
Professional fees	20	18
Trustee deferred compensation plan	13	17
Other accrued expenses	29	34
Total liabilities	7,159	18,064
Net Assets	$ 352,658	$ 444,591
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 415,502	$ 443,421
Accumulated undistributed net investment income (loss)	(2)	(11)
Accumulated net realized gain (loss) from investments and swaps	(58,274)	(981)
Net unrealized appreciation (depreciation) on investments	(4,568)	2,162
Net Assets	$ 352,658	$ 444,591
Net Assets:
Class A	$ 3,962	$ 10,304
Class I	$ 347,580	$ 434,287
Class R	$ 78	$ —
Class R6	$ 1,038	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	495,514	899,759
Class I	42,374,659	37,965,069
Class R	9,516	—
Class R6	126,433	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 8.00	$ 11.45
Class I	$ 8.20	$ 11.44
Class R	$ 8.20	$ —
Class R6	$ 8.21	$ —
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 8.31	$ 11.77
Maximum Sales Charge - Class A	3.75%	2.75%
(1) Investments in securities at cost	$ 357,179	$ 454,213

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix North Carolina Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Assets
Investments in securities at value(1)	$ 19,135	$ 9,505	$ 22,055
Cash	— (a)	—	650
Receivables
Fund shares sold	2	— (a)	1
Receivable from adviser	—	4	1
Dividends and interest receivable	272	34	336
Prepaid trustee retainer	— (a)	— (a)	— (a)
Prepaid expenses	28	29	20
Other assets	1	— (a)	1
Total assets	19,438	9,572	23,064
Liabilities
Payables
Fund shares repurchased	8	48	14
Investment securities purchased	—	336	—
Dividend distributions	21	1	— (a)
Investment advisory fees	1	—	—
Distribution and service fees	— (a)	1	— (a)
Administration and accounting fees	2	1	2
Transfer agent and sub-transfer agent fees and expenses	8	9	3
Professional fees	15	15	15
Trustee deferred compensation plan	1	— (a)	1
Other accrued expenses	3	5	3
Total liabilities	59	416	38
Net Assets	$ 19,379	$ 9,156	$ 23,026
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 19,273	$ 9,478	$ 23,182
Accumulated undistributed net investment income (loss)	(1)	(6)	(2)
Accumulated net realized gain (loss) from investments	156	(224)	(57)
Net unrealized appreciation (depreciation) on investments	(49)	(92)	(97)
Net Assets	$ 19,379	$ 9,156	$ 23,026
Net Assets:
Class A	$ 432	$ 1,757	$ 1,585
Class C	$ —	$ 860	$ —
Class I	$ 18,947	$ 6,539	$ 21,441
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	43,940	179,384	160,365
Class C	—	87,810	—
Class I	1,921,657	669,438	2,168,743
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.83	$ 9.80	$ 9.88
Class C	$ —	$ 9.79	$ —
Class I	$ 9.86	$ 9.77	$ 9.89
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.11	$ 10.03	$ 10.11
Maximum Sales Charge - Class A	2.75%	2.25%	2.25%
(1) Investments in securities at cost	19,184	9,597	22,152

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Assets
Investments in securities at value(1)	$ 701,899	$ 1,358,692	$ 24,960
Foreign currency at value(2)	1	—	—
Cash	— (a)	5	— (a)
Variation margin receivable on swaps	65	—	—
Variation margin receivable on futures contracts	—	1	—
Swaps at value(3)	1,541	—	—
Unrealized appreciation on forward foreign currency exchange contracts	460	—	—
Receivables
Investment securities sold	123	1,939	—
Fund shares sold	205	4,175	886
Receivable from adviser	—	—	2
Dividends and interest receivable	3,162	2,518	80
Prepaid trustee retainer	10	24	— (a)
Prepaid expenses	52	80	30
Other assets	27	51	1
Total assets	707,545	1,367,485	25,959
Liabilities
Deposits to prime broker	2	—	—
Unrealized depreciation on forward foreign currency exchange contracts	717	—	—
Payables
Fund shares repurchased	2,377	1,189	4
Investment securities purchased	4,138	—	171
Dividend distributions	—	243	— (a)
Investment advisory fees	78	114	—
Distribution and service fees	14	—	3
Administration and accounting fees	64	123	2
Transfer agent and sub-transfer agent fees and expenses	233	316	5
Professional fees	20	21	15
Trustee deferred compensation plan	27	51	1
Other accrued expenses	40	74	6
Total liabilities	7,710	2,131	207
Net Assets	$ 699,835	$ 1,365,354	$ 25,752
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 727,798	$ 1,376,342	$ 26,411
Accumulated undistributed net investment income (loss)	3,237	(880)	(62)
Accumulated net realized gain (loss) from investments, futures, swaps and foreign currency transactions	(27,563)	(13,780)	(210)
Net unrealized appreciation (depreciation) on investments, futures, swaps and foreign currencies	(3,637)	3,672	(387)
Net Assets	$ 699,835	$ 1,365,354	$ 25,752
Net Assets:
Class A	$ 11,681	$ —	$ 3,639
Class C	$ —	$ —	$ 3,538
Class I	$ 522,418	$ 1,333,527	$ 18,575
Class R	$ 28,371	$ —	$ —
Class R6	$ 137,365	$ 31,827	$ —
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,114,253	—	336,041
Class C	—	—	326,116
Class I	51,516,638	133,296,908	1,712,311
Class R	2,797,182	—	—
Class R6	13,542,816	3,177,091	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.48	$ —	$ 10.83
Class C	$ —	$ —	$ 10.85
Class I	$ 10.14	$ 10.00	$ 10.85
Class R	$ 10.14	$ —	$ —
Class R6	$ 10.14	$ 10.02	$ —
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.89	$ —	$ 11.08
Maximum Sales Charge - Class A	3.75%	—%	2.25%
(1) Investments in securities at cost	$ 706,462	$ 1,355,016	$ 25,347
(2) Foreign currency at cost	2	—	—
(3) Includes premiums paid on over-the-counter credit default swaps	1,604	—	—

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Seix Ultra-Short Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
Assets
Investments in securities at value(1)	$ 54,764	$ 34,420
Cash	—	— (a)
Receivables
Fund shares sold	7	1
Dividends and interest receivable	177	487
Prepaid trustee retainer	1	1
Prepaid expenses	15	27
Other assets	2	1
Total assets	54,966	34,937
Liabilities
Payables
Fund shares repurchased	54	123
Dividend distributions	10	201
Investment advisory fees	2	6
Distribution and service fees	—	— (a)
Administration and accounting fees	5	3
Transfer agent and sub-transfer agent fees and expenses	8	11
Professional fees	15	15
Trustee deferred compensation plan	2	1
Other accrued expenses	8	5
Total liabilities	104	365
Net Assets	$ 54,862	$ 34,572
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 55,329	$ 34,004
Accumulated undistributed net investment income (loss)	— (a)	19
Accumulated net realized gain (loss) from investments and futures	(524)	(26)
Net unrealized appreciation (depreciation) on investments	57	575
Net Assets	$ 54,862	$ 34,572
Net Assets:
Class A	$ —	$ 2,855
Class I	$ 54,862	$ 31,717
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	—	307,527
Class I	5,508,674	3,414,794
Net Asset Value and Redemption Price Per Share:
Class A	$ —	$ 9.29
Class I	$ 9.96	$ 9.29
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ —	$ 9.55
Maximum Sales Charge - Class A	—%	2.75%
(1) Investments in securities at cost	54,707	33,845

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund
Investment Income
Dividends	$ 17	$ 4
Interest	2,513	288
Total investment income	2,530	292
Expenses
Investment advisory fees	232	30
Distribution and service fees, Class A	10	—
Distribution and service fees, Class C	—	31
Distribution and service fees, Class R	8	—
Administration and accounting fees	98	8
Transfer agent fees and expenses	41	4
Sub-transfer agent fees and expenses, Class A	6	—
Sub-transfer agent fees and expenses, Class C	—	3
Sub-transfer agent fees and expenses, Class I	127	7
Sub-transfer agent fees and expenses, Class R	2	—
Custodian fees	3	1
Printing fees and expenses	7	1
Professional fees	15	13
Registration fees	34	24
Trustees’ fees and expenses	9	1
Miscellaneous expenses	7	2
Total expenses	599	125
Less expenses reimbursed and/or waived by investment adviser	(125)	(42)
Low balance account fees	— (1)	—
Net expenses	474	83
Net investment income (loss)	2,056	209
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(3,362)	(163)
Foreign currency transactions	—	— (1)
Forward currency transactions	—	— (1)
Swaps	—	12
Net change in unrealized appreciation (depreciation) from:
Investments	(2,180)	(652)
Foreign currency transactions	—	— (1)
Forward currency transactions	—	— (1)
Net realized and unrealized gain (loss) on investments	(5,542)	(803)
Net increase (decrease) in net assets resulting from operations	$(3,486)	$(594)

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund
Investment Income
Dividends	$ 2,866	$ 10
Interest	158,406	1,414
Total investment income	161,272	1,424
Expenses
Investment advisory fees	12,414	214
Distribution and service fees, Class A	134	2
Distribution and service fees, Class C	248	—
Administration and accounting fees	3,246	46
Transfer agent fees and expenses	1,559	19
Sub-transfer agent fees and expenses, Class A	67	1
Sub-transfer agent fees and expenses, Class C	10	—
Sub-transfer agent fees and expenses, Class I	2,615	43
Custodian fees	122	1
Printing fees and expenses	199	3
Professional fees	90	14
Registration fees	105	19
Trustees’ fees and expenses	260	4
Miscellaneous expenses	284	2
Total expenses	21,353	368
Less expenses reimbursed and/or waived by investment adviser	(2,526)	(87)
Net expenses	18,827	281
Net investment income (loss)	142,445	1,143
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,568	692
Net change in unrealized appreciation (depreciation) from:
Investments	(32,504)	(2,345)
Net realized and unrealized gain (loss) on investments	(28,936)	(1,653)
Net increase (decrease) in net assets resulting from operations	$113,509	$ (510)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund
Investment Income
Dividends	$ 31	$ 142
Interest	1,309	12,688
Total investment income	1,340	12,830
Expenses
Investment advisory fees	197	1,053
Distribution and service fees, Class A	6	26
Distribution and service fees, Class R	—	31
Administration and accounting fees	42	202
Transfer agent fees and expenses	17	85
Sub-transfer agent fees and expenses, Class A	2	17
Sub-transfer agent fees and expenses, Class I	34	256
Sub-transfer agent fees and expenses, Class R	—	4
Custodian fees	1	5
Printing fees and expenses	3	15
Professional fees	14	19
Registration fees	17	33
Trustees’ fees and expenses	3	20
Miscellaneous expenses	2	15
Total expenses	338	1,781
Less expenses reimbursed and/or waived by investment adviser	(76)	(203)
Net expenses	262	1,578
Net investment income (loss)	1,078	11,252
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(272)	1,987
Swaps	—	(5)
Net change in unrealized appreciation (depreciation) from:
Investments	(1,431)	(11,277)
Net realized and unrealized gain (loss) on investments	(1,703)	(9,295)
Net increase (decrease) in net assets resulting from operations	$ (625)	$ 1,957
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund
Investment Income
Dividends	$ 86	$ 141
Interest	11,681	7,351
Total investment income	11,767	7,492
Expenses
Investment advisory fees	878	1,127
Distribution and service fees, Class A	5	13
Administration and accounting fees	203	238
Transfer agent fees and expenses	88	98
Sub-transfer agent fees and expenses, Class A	2	4
Sub-transfer agent fees and expenses, Class I	203	259
Custodian fees	4	3
Printing fees and expenses	14	14
Professional fees	20	19
Registration fees	36	23
Trustees’ fees and expenses	20	22
Miscellaneous expenses	14	7
Total expenses	1,487	1,827
Less expenses reimbursed and/or waived by investment adviser	(247)	(354)
Net expenses	1,240	1,473
Net investment income (loss)	10,527	6,019
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,519	(978)
Swaps	(6)	—
Net change in unrealized appreciation (depreciation) from:
Investments	(11,859)	(8,133)
Net realized and unrealized gain (loss) on investments	(10,346)	(9,111)
Net increase (decrease) in net assets resulting from operations	$ 181	$(3,092)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
Seix North Carolina Tax-Exempt Bond Fund
Investment Income
Dividends	$ 6
Interest	319
Total investment income	325
Expenses
Investment advisory fees	55
Distribution and service fees, Class A	1
Administration and accounting fees	11
Transfer agent fees and expenses	5
Sub-transfer agent fees and expenses, Class I	12
Custodian fees	1
Printing fees and expenses	1
Professional fees	13
Registration fees	18
Trustees’ fees and expenses	1
Miscellaneous expenses	1
Total expenses	119
Less expenses reimbursed and/or waived by investment adviser	(47)
Net expenses	72
Net investment income (loss)	253
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	156
Net change in unrealized appreciation (depreciation) from:
Investments	(735)
Net realized and unrealized gain (loss) on investments	(579)
Net increase (decrease) in net assets resulting from operations	$(326)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Investment Income
Dividends	$ 1	$ 6
Interest	108	204
Total investment income	109	210
Expenses
Investment advisory fees	21	49
Distribution and service fees, Class A	2	1
Distribution and service fees, Class C	5	—
Administration and accounting fees	6	14
Transfer agent fees and expenses	3	7
Sub-transfer agent fees and expenses, Class A	1	1
Sub-transfer agent fees and expenses, Class I	4	10
Custodian fees	1	1
Printing fees and expenses	1	2
Professional fees	13	13
Registration fees	22	18
Trustees’ fees and expenses	1	1
Miscellaneous expenses	2	1
Total expenses	82	118
Less expenses reimbursed and/or waived by investment adviser	(43)	(50)
Net expenses	39	68
Net investment income (loss)	70	142
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(63)	(58)
Net change in unrealized appreciation (depreciation) from:
Investments	(41)	(22)
Net realized and unrealized gain (loss) on investments	(104)	(80)
Net increase (decrease) in net assets resulting from operations	$ (34)	$ 62
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Investment Income
Dividends	$ 125	$ 172
Interest	10,646	14,046
Total investment income	10,771	14,218
Expenses
Investment advisory fees	948	1,285
Distribution and service fees, Class A	15	—
Distribution and service fees, Class R	75	—
Administration and accounting fees	409	707
Transfer agent fees and expenses	168	297
Sub-transfer agent fees and expenses, Class A	20	—
Sub-transfer agent fees and expenses, Class I	410	817
Sub-transfer agent fees and expenses, Class R	3	—
Custodian fees	7	7
Printing fees and expenses	27	43
Professional fees	25	30
Registration fees	38	31
Trustees’ fees and expenses	39	59
Miscellaneous expenses	22	22
Total expenses	2,206	3,298
Less expenses reimbursed and/or waived by investment adviser	(444)	(571)
Low balance account fees	—	— (1)
Net expenses	1,762	2,727
Net investment income (loss)	9,009	11,491
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(13,862)	(497)
Foreign currency transactions	(1,582)	—
Forward currency transactions	54	—
Futures	—	620
Swaps	(2,531)	—
Net change in unrealized appreciation (depreciation) from:
Investments	(9,941)	(603)
Foreign currency transactions	(1)	—
Forward currency transactions	473	—
Futures	—	(142)
Swaps	3,849	—
Net realized and unrealized gain (loss) on investments	(23,541)	(622)
Net increase (decrease) in net assets resulting from operations	$(14,532)	$10,869

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Seix U.S. Mortgage Fund	Seix Ultra-Short Bond Fund
Investment Income
Dividends	$ 7	$ 14
Interest	319	630
Total investment income	326	644
Expenses
Investment advisory fees	49	60
Distribution and service fees, Class A	3	—
Distribution and service fees, Class C	18	—
Administration and accounting fees	13	29
Transfer agent fees and expenses	6	12
Sub-transfer agent fees and expenses, Class A	11	—
Sub-transfer agent fees and expenses, Class C	2	—
Sub-transfer agent fees and expenses, Class I	16	29
Custodian fees	2	2
Printing fees and expenses	1	2
Professional fees	13	14
Registration fees	24	12
Trustees’ fees and expenses	1	3
Miscellaneous expenses	1	2
Total expenses	160	165
Less expenses reimbursed and/or waived by investment adviser	(54)	(55)
Net expenses	106	110
Net investment income (loss)	220	534
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(147)	(136)
Futures	—	84
Net change in unrealized appreciation (depreciation) from:
Investments	(385)	3
Futures	—	(21)
Net realized and unrealized gain (loss) on investments	(532)	(70)
Net increase (decrease) in net assets resulting from operations	$(312)	$ 464
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
Seix Virginia Intermediate Municipal Bond Fund
Investment Income
Dividends	$ 6
Interest	590
Total investment income	596
Expenses
Investment advisory fees	96
Distribution and service fees, Class A	2
Administration and accounting fees	20
Transfer agent fees and expenses	9
Sub-transfer agent fees and expenses, Class A	1
Sub-transfer agent fees and expenses, Class I	17
Custodian fees	1
Printing fees and expenses	2
Professional fees	13
Registration fees	18
Trustees’ fees and expenses	2
Miscellaneous expenses	1
Total expenses	182
Less expenses reimbursed and/or waived by investment adviser	(56)
Net expenses	126
Net investment income (loss)	470
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(25)
Net change in unrealized appreciation (depreciation) from:
Investments	(719)
Net realized and unrealized gain (loss) on investments	(744)
Net increase (decrease) in net assets resulting from operations	$(274)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund			Seix Corporate Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 2,056	$ 3,016	$ 3,851	$ 209	$ 355	$ 504
Net realized gain (loss)	(3,362)	1,535	1,154	(151)	309	493
Net change in unrealized appreciation (depreciation)	(2,180)	83	(1,911)	(652)	184	61
Increase (decrease) in net assets resulting from operations	(3,486)	4,634	3,094	(594)	848	1,058
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(88)	(116)	(179)	(5)	(9)	(15)
Class C	—	—	—	(68)	(89)	(162)
Class I	(2,003)	(2,512)	(4,357)	(135)	(210)	(327)
Class R	(29)	(30)	(50)	—	—	—
Class R6	(39)	(35)	(19)	—	—	—
Net Realized Gains:
Class A	—	—	(195)	(1)	(7)	(5)
Class C	—	—	—	(13)	(123)	(70)
Class I	—	—	(4,195)	(21)	(162)	(91)
Class R	—	—	(64)	—	—	—
Class R6	—	—	(23)	—	—	—
Tax Return on Capital
Class A	—	(28)	—	—	—	—
Class I	—	(554)	—	—	—	—
Class R	—	(9)	—	—	—	—
Class R6	—	(7)	—	—	—	—
Total Dividends and Distributions to Shareholders	(2,159)	(3,291)	(9,082)	(243)	(600)	(670)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(441)	(1,992)	477	(4)	(237)	94
Class C	—	—	—	(365)	(924)	(917)
Class I	(20,503)	(14,856)	(50,330)	1,958	(4,434)	3,497
Class R	17	11	(232)	—	—	—
Class R6	(108)	1,927	1,371	—	—	—
Increase (decrease) in net assets from share transactions	(21,035)	(14,910)	(48,714)	1,589	(5,595)	2,674
Net increase (decrease) in net assets	(26,680)	(13,567)	(54,702)	752	(5,347)	3,062
Net Assets
Beginning of period	200,894	214,461	269,163	15,263	20,610	17,548
End of Period	$174,214	$200,894	$214,461	$16,015	$15,263	$20,610
Accumulated undistributed net investment income (loss) at end of period	$ (109)	$ (6)	$ (329)	$ —(2)	$ (1)	$ (40)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund			Seix Georgia Tax-Exempt Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 142,445	$ 199,279	$ 228,136	$ 1,143	$ 1,954	$ 2,883
Net realized gain (loss)	3,568	(6,481)	(77,681)	692	484	1,101
Net change in unrealized appreciation (depreciation)	(32,504)	(29,350)	292,074	(2,345)	837	(4,502)
Increase (decrease) in net assets resulting from operations	113,509	163,448	442,529	(510)	3,275	(518)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(2,331)	(3,895)	(6,541)	(37)	(65)	(92)
Class C	(932)	(1,399)	(2,132)	—	—	—
Class I	(110,420)	(147,478)	(158,634)	(1,107)	(1,889)	(2,790)
Class R6	(29,139)	(46,287)	(56,471)	—	—	—
Net Realized Gains:
Class A	—	—	—	(7)	(17)	(48)
Class I	—	—	—	(183)	(469)	(1,369)
Total Dividends and Distributions to Shareholders	(142,822)	(199,059)	(223,778)	(1,334)	(2,440)	(4,299)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(2,974)	(21,471)	(14,713)	68	(524)	44
Class C	(2,070)	(5,113)	(953)	—	—	—
Class I	482,559	114,302	1,265,091	(4,110)	(6,488)	(11,252)
Class R6	(30,021)	(22,358)	124,773	—	—	—
Increase (decrease) in net assets from share transactions	447,494	65,360	1,374,198	(4,042)	(7,012)	(11,208)
Net increase (decrease) in net assets	418,181	29,749	1,592,949	(5,886)	(6,177)	(16,025)
Net Assets
Beginning of period	5,989,439	5,959,690	4,366,741	89,110	95,287	111,312
End of Period	$6,407,620	$5,989,439	$5,959,690	$83,224	$89,110	$ 95,287
Accumulated undistributed net investment income (loss) at end of period	$ 1,000	$ 1,377	$ 1,483	$ 190	$ 191	$ 191

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Grade Municipal Bond Fund			Seix High Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,078	$ 1,628	$ 2,238	$ 11,252	$ 22,069	$ 36,494
Net realized gain (loss)	(272)	1,566	953	1,982	6,622	(7,973)
Net change in unrealized appreciation (depreciation)	(1,431)	377	(3,082)	(11,277)	(1,602)	59,807
Increase (decrease) in net assets resulting from operations	(625)	3,571	109	1,957	27,089	88,328
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(100)	(192)	(273)	(581)	(1,751)	(3,042)
Class I	(977)	(1,431)	(1,965)	(10,158)	(19,341)	(31,378)
Class R	—	—	—	(346)	(557)	(852)
Class R6	—	—	—	(160)	(233)	(998)
Net Realized Gains:
Class A	(39)	(9)	(480)	—	—	—
Class I	(360)	(87)	(3,129)	—	—	—
Tax Return on Capital
Class A	—	—	—	—	(15)	—
Class I	—	—	—	—	(165)	—
Class R	—	—	—	—	(5)	—
Class R6	—	—	—	—	(2)	—
Total Dividends and Distributions to Shareholders	(1,476)	(1,719)	(5,847)	(11,245)	(22,069)	(36,270)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(561)	(4,341)	(951)	(11,213)	(33,956)	15,620
Class I	(5,165)	(4,657)	(16,105)	(52,684)	(70,658)	(135,559)
Class R	—	—	—	838	(2,673)	(1,159)
Class R6	—	—	—	(700)	1,727	1,977
Increase (decrease) in net assets from share transactions	(5,726)	(8,998)	(17,056)	(63,759)	(105,560)	(119,121)
Net increase (decrease) in net assets	(7,827)	(7,146)	(22,794)	(73,047)	(100,540)	(67,063)
Net Assets
Beginning of period	83,859	91,005	113,799	438,315	538,855	605,918
End of Period	$76,032	$83,859	$ 91,005	$365,268	$ 438,315	$ 538,855
Accumulated undistributed net investment income (loss) at end of period	$ (1)	$ (2)	$ (7)	$ (228)	$ (235)	$ (413)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Yield Fund			Seix Investment Grade Tax-Exempt Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 10,527	$ 19,919	$ 31,249	$ 6,019	$ 10,395	$ 14,256
Net realized gain (loss)	1,513	4,533	(428)	(978)	9,320	925
Net change in unrealized appreciation (depreciation)	(11,859)	(1,589)	37,924	(8,133)	(4,953)	(18,455)
Increase (decrease) in net assets resulting from operations	181	22,863	68,745	(3,092)	14,762	(3,274)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(106)	(165)	(303)	(133)	(285)	(488)
Class I	(9,858)	(16,760)	(29,771)	(5,884)	(9,894)	(13,769)
Class R	(2)	(4)	(15)	—	—	—
Class R6	(551)	(1,714)	(961)	—	—	—
Net Realized Gains:
Class A	—	—	—	(59)	(6)	(492)
Class I	—	—	—	(2,498)	(212)	(12,950)
Tax Return on Capital
Class A	—	(12)	—	—	—	—
Class I	—	(1,158)	—	—	—	—
Class R	—	(—) (2)	—	—	—	—
Class R6	—	(116)	—	—	—	—
Total Dividends and Distributions to Shareholders	(10,517)	(19,929)	(31,050)	(8,574)	(10,397)	(27,699)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(740)	(1,432)	(1,687)	(490)	(9,409)	(3,515)
Class I	(46,183)	(82,553)	(76,498)	(18,287)	(59,987)	(79,743)
Class R	(38)	(12)	(470)	—	—	—
Class R6	(43,207)	2,106	41,837	—	—	—
Increase (decrease) in net assets from share transactions	(90,168)	(81,891)	(36,818)	(18,777)	(69,396)	(83,258)
Net increase (decrease) in net assets	(100,504)	(78,957)	877	(30,443)	(65,031)	(114,231)
Net Assets
Beginning of period	453,162	532,119	531,242	475,034	540,065	654,296
End of Period	$ 352,658	$453,162	$532,119	$444,591	$475,034	$ 540,065
Accumulated undistributed net investment income (loss) at end of period	$ (2)	$ (12)	$ (1,080)	$ (11)	$ (13)	$ (229)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix North Carolina Tax-Exempt Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 253	$ 432	$ 644
Net realized gain (loss)	156	338	325
Net change in unrealized appreciation (depreciation)	(735)	16	(1,112)
Increase (decrease) in net assets resulting from operations	(326)	786	(144)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(15)	(32)	(41)
Class I	(238)	(354)	(603)
Net Realized Gains:
Class A	(—) (2)	(12)	(56)
Class I	(—) (2)	(158)	(601)
Total Dividends and Distributions to Shareholders	(253)	(556)	(1,301)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(966)	(758)	1,839
Class I	(1,403)	(1,128)	(5,479)
Increase (decrease) in net assets from share transactions	(2,369)	(1,886)	(3,640)
Net increase (decrease) in net assets	(2,948)	(1,656)	(5,085)
Net Assets
Beginning of period	22,327	23,983	29,068
End of Period	$19,379	$22,327	$23,983
Accumulated undistributed net investment income (loss) at end of period	$ (1)	$ (1)	$ (47)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Short-Term Bond Fund			Seix Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 70	$ 250	$ 399	$ 142	$ 213	$ 243
Net realized gain (loss)	(63)	28	(33)	(58)	33	32
Net change in unrealized appreciation (depreciation)	(41)	(44)	(244)	(22)	(105)	(149)
Increase (decrease) in net assets resulting from operations	(34)	234	122	62	141	126
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(15)	(16)	(13)	(7)	(10)	(23)
Class C	(3)	(2)	(1)	—	—	—
Class I	(57)	(230)	(418)	(135)	(203)	(221)
Net Realized Gains:
Class A	—	—	—	(—) (2)	(1)	(2)
Class I	—	—	—	(3)	(19)	(39)
Tax Return on Capital
Class A	—	(2)	—	—	—	—
Class C	—	(1)	—	—	—	—
Class I	—	(21)	—	—	—	—
Total Dividends and Distributions to Shareholders	(75)	(272)	(432)	(145)	(233)	(285)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(430)	(87)	215	(176)	(41)	(5,514)
Class C	(386)	(47)	(422)	—	—	—
Class I	(1,304)	(44,085)	2,565	(9,769)	4,667	(5,346)
Increase (decrease) in net assets from share transactions	(2,120)	(44,219)	2,358	(9,945)	4,626	(10,860)
Net increase (decrease) in net assets	(2,229)	(44,257)	2,048	(10,028)	4,534	(11,019)
Net Assets
Beginning of period	11,385	55,642	53,594	33,054	28,520	39,539
End of Period	$ 9,156	$ 11,385	$55,642	$ 23,026	$33,054	$ 28,520
Accumulated undistributed net investment income (loss) at end of period	$ (6)	$ (1)	$ (3)	$ (2)	$ (2)	$ (2)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Total Return Bond Fund			Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 9,009	$ 15,204	$ 20,937	$ 11,491	$ 12,427	$ 10,835
Net realized gain (loss)	(17,921)	3,322	(758)	123	1,191	10,330
Net change in unrealized appreciation (depreciation)	(5,620)	(3,590)	(5,600)	(745)	(1,193)	(6,990)
Increase (decrease) in net assets resulting from operations	(14,532)	14,936	14,579	10,869	12,425	14,175
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(108)	(186)	(603)	—	—	—
Class I	(6,018)	(7,704)	(18,605)	(11,900)	(11,911)	(14,555)
Class R	(231)	(229)	(723)	—	—	—
Class R6	(1,505)	(1,379)	(1,826)	(435)	(549)	(71)
Net Realized Gains:
Class A	—	—	(429)	—	—	—
Class I	—	—	(12,509)	—	—	—
Class R	—	—	(705)	—	—	—
Class R6	—	—	(1,679)	—	—	—
Tax Return on Capital
Class A	—	(110)	—	—	—	—
Class I	—	(3,981)	—	—	(1,767)	—
Class R	—	(192)	—	—	—	—
Class R6	—	(641)	—	—	(72)	—
Total Dividends and Distributions to Shareholders	(7,862)	(14,422)	(37,079)	(12,335)	(14,299)	(14,626)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(1,210)	(14,204)	(4,496)	—	—	—
Class I	(141,212)	(110,797)	(161,714)	(8,095)	(22,393)	(190,202)
Class R	(2,743)	(7,615)	(9,843)	—	—	—
Class R6	(3,898)	44,550	47,337	(11,199)	10,482	32,653
Increase (decrease) in net assets from share transactions	(149,063)	(88,066)	(128,716)	(19,294)	(11,911)	(157,549)
Net increase (decrease) in net assets	(171,457)	(87,552)	(151,216)	(20,760)	(13,785)	(158,000)
Net Assets
Beginning of period	871,292	958,844	1,110,060	1,386,114	1,399,899	1,557,899
End of Period	$ 699,835	$ 871,292	$ 958,844	$1,365,354	$1,386,114	$1,399,899
Accumulated undistributed net investment income (loss) at end of period	$ 3,237	$ 2,090	$ (1,594)	$ (880)	$ (36)	$ (3)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Mortgage Fund			Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 220	$ 260	$ 159	$ 534	$ 734	$ 1,071
Net realized gain (loss)	(147)	46	390	(52)	160	377
Net change in unrealized appreciation (depreciation)	(385)	62	(560)	(18)	(64)	(14)
Increase (decrease) in net assets resulting from operations	(312)	368	(11)	464	830	1,434
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(29)	(30)	(100)	—	—	—
Class C	(27)	(15)	(41)	—	—	—
Class I	(225)	(200)	(391)	(532)	(740)	(1,126)
Net Realized Gains:
Class A	—	—	(24)	—	—	—
Class C	—	—	(15)	—	—	—
Class I	—	—	(63)	—	—	—
Tax Return on Capital
Class A	—	(18)	—	—	—	—
Class C	—	(22)	—	—	—	—
Class I	—	(103)	—	—	—	—
Total Dividends and Distributions to Shareholders	(281)	(388)	(634)	(532)	(740)	(1,126)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	1,133	(1,036)	(2,814)	—	—	—
Class C	(98)	(577)	(1,087)	—	—	—
Class I	55	1,374	(7,046)	(4,618)	(27,886)	(17,914)
Increase (decrease) in net assets from share transactions	1,090	(239)	(10,947)	(4,618)	(27,886)	(17,914)
Net increase (decrease) in net assets	497	(259)	(11,592)	(4,686)	(27,796)	(17,606)
Net Assets
Beginning of period	25,255	25,514	37,106	59,548	87,344	104,950
End of Period	$25,752	$25,255	$ 25,514	$54,862	$ 59,548	$ 87,344
Accumulated undistributed net investment income (loss) at end of period	$ (62)	$ (1)	$ (16)	$ —(2)	$ (2)	$ (2)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Virginia Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 470	$ 838	$ 1,538
Net realized gain (loss)	(25)	822	438
Net change in unrealized appreciation (depreciation)	(719)	(277)	(2,099)
Increase (decrease) in net assets resulting from operations	(274)	1,383	(123)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(36)	(63)	(94)
Class I	(434)	(775)	(1,444)
Net Realized Gains:
Class A	(22)	(45)	(110)
Class I	(248)	(514)	(1,669)
Total Dividends and Distributions to Shareholders	(740)	(1,397)	(3,317)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(413)	(265)	(532)
Class I	(4,979)	(8,336)	(15,453)
Increase (decrease) in net assets from share transactions	(5,392)	(8,601)	(15,985)
Net increase (decrease) in net assets	(6,406)	(8,615)	(19,425)
Net Assets
Beginning of period	40,978	49,593	69,018
End of Period	$34,572	$40,978	$ 49,593
Accumulated undistributed net investment income (loss) at end of period	$ 19	$ 19	$ 19

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Core Bond Fund
Class A
1/1/18 to 6/30/18(6)	$10.63	0.11	(0.31)	(0.20)	(0.11)	—	—	(0.11)	(0.31)	10.32	(1.85) %	$ 7,755	0.64%	0.89%	2.09%	85%
4/1/17 to 12/31/17(7)	10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12	8,433	0.65 (8)	0.79	1.73	130
4/1/16 to 3/31/17	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90 (9)	10,363	0.64	0.64	1.45	210
4/1/15 to 3/31/16	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	(0.18)	10.86	1.01	10,170	0.65	0.65	1.65	232
4/1/14 to 3/31/15	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	0.39	11.04	5.58	7,411	0.67	0.67	1.70	168
4/1/13 to 3/31/14	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	(0.51)	10.65	(0.66)	9,848	0.71	0.71	1.38	208
4/1/12 to 3/31/13	11.10	0.11	0.24	0.35	(0.16)	—	(0.13)	(0.29)	0.06	11.16	3.20	20,687	0.70	0.69	1.02	151
Class I
1/1/18 to 6/30/18(6)	$10.63	0.11	(0.29)	(0.18)	(0.12)	—	—	(0.12)	(0.30)	10.33	(1.69) %	$ 160,302	0.50%	0.63%	2.22%	85%
4/1/17 to 12/31/17(7)	10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13	186,029	0.51 (8)	0.58	1.87	130
4/1/16 to 3/31/17	10.86	0.17	(0.04)	0.13	0.21	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
4/1/15 to 3/31/16	11.04	0.20	0.08	0.12	(0.21)	—	(0.09)	(0.30)	(0.18)	10.86	1.18	255,522	0.48	0.48	1.82	232
4/1/14 to 3/31/15	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	0.39	11.04	5.80	191,905	0.45	0.45	1.90	168
4/1/13 to 3/31/14	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	(0.51)	10.65	(0.38)	200,371	0.42	0.42	1.67	208
4/1/12 to 3/31/13	11.10	0.15	0.24	0.39	(0.20)	—	(0.13)	(0.33)	0.06	11.16	3.53	370,455	0.38	0.38	1.33	151
Class R
1/1/18 to 6/30/18(6)	$10.64	0.09	(0.30)	(0.21)	(0.10)	—	—	(0.10)	(0.31)	10.33	(1.98) %	$ 3,080	0.91%	1.09%	1.82%	85%
4/1/17 to 12/31/17(7)	10.58	0.12	0.07	0.19	(0.10)	(0.03)	—	(0.13)	0.06	10.64	1.82	3,153	0.92 (8)	1.05	1.45	130
4/1/16 to 3/31/17	10.87	0.13	(0.05)	0.08	(0.16)	—	(0.21)	(0.37)	(0.29)	10.58	0.73	3,124	0.91	0.91	1.18	210
4/1/15 to 3/31/16	11.05	0.15	(0.07)	0.08	(0.17)	—	(0.09)	(0.26)	(0.18)	10.87	0.78	3,448	0.88	0.88	1.41	232
4/1/14 to 3/31/15	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	0.39	11.05	5.37	3,490	0.85	0.85	1.51	168
4/1/13 to 3/31/14	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	(0.51)	10.66	(0.80)	4,115	0.85	0.85	1.29	208
4/1/12 to 3/31/13	11.10	0.10	0.24	0.34	(0.14)	—	(0.13)	(0.27)	0.07	11.17	3.15	5,135	0.84	0.84	0.87	151
Class R6*
1/1/18 to 6/30/18(6)	$10.63	0.12	(0.29)	(0.17)	(0.13)	—	—	(0.13)	(0.30)	10.33	(1.62) %	$ 3,077	0.36%	0.48%	2.37%	85%
4/1/17 to 12/31/17(7)	10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24	3,279	0.36	0.46	1.96	130
4/1/16 to 3/31/17	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210
8/3/15 to 3/31/16(10)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	0.09	10.86	2.51	22	0.34	0.34	2.00	232

Seix Corporate Bond Fund
Class A
1/1/18 to 6/30/18(6)	$ 8.76	0.12	(0.45)	(0.33)	(0.12)	—	(0.02)	(0.14)	(0.47)	8.29	(3.77) %	$ 339	0.95%	1.52%	2.93%	103%
4/1/17 to 12/31/17(7)	8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53	363	0.95	1.34	2.68	80
4/1/16 to 3/31/17	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
4/1/15 to 3/31/16	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	(0.49)	8.50	(0.52)	500	0.95	1.11	2.68	84
4/1/14 to 3/31/15	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	0.15	8.99	6.40	807	0.95	0.99	2.67	90
4/1/13 to 3/31/14	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	(0.51)	8.84	0.52	783	0.92	0.93	2.76	143
4/1/12 to 3/31/13	9.40	0.29	0.30	0.59	(0.29)	—	(0.35)	(0.64)	(0.05)	9.35	6.39	4,020	0.88	0.88	3.06	58
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Corporate Bond Fund (Continued)
Class C
1/1/18 to 6/30/18(6)	$ 8.72	0.09	(0.45)	(0.36)	(0.09)	—	(0.02)	(0.11)	(0.47)	8.25	(4.13) %	$ 5,805	1.65%	2.22%	2.23%	103%
4/1/17 to 12/31/17(7)	8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02	6,518	1.62	2.10	2.02	80
4/1/16 to 3/31/17	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
4/1/15 to 3/31/16	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	(0.49)	8.46	(1.22)	8,105	1.65	1.80	2.01	84
4/1/14 to 3/31/15	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	0.15	8.95	5.69	9,289	1.64	1.67	1.97	90
4/1/13 to 3/31/14	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	(0.50)	8.80	(0.07)	10,385	1.62	1.63	2.18	143
4/1/12 to 3/31/13	9.35	0.23	0.30	0.53	(0.23)	—	(0.35)	(0.58)	(0.05)	9.30	5.67	15,558	1.57	1.58	2.39	58
Class I
1/1/18 to 6/30/18(6)	$ 8.73	0.13	(0.46)	(0.33)	(0.13)	—	(0.02)	(0.15)	(0.48)	8.25	(3.79) %	$ 9,871	0.70%	1.27%	3.19%	103%
4/1/17 to 12/31/17(7)	8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86	8,382	0.70	1.18	2.93	80
4/1/16 to 3/31/17	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
4/1/15 to 3/31/16	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	(0.49)	8.46	(0.29)	8,943	0.70	0.83	2.86	84
4/1/14 to 3/31/15	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	0.15	8.95	6.73	24,172	0.66	0.69	2.95	90
4/1/13 to 3/31/14	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	(0.50)	8.80	0.91	28,017	0.63	0.64	3.18	143
4/1/12 to 3/31/13	9.35	0.32	0.30	0.62	(0.32)	—	(0.35)	(0.67)	(0.05)	9.30	6.71	51,828	0.60	0.61	3.36	58

Seix Floating Rate High Income Fund
Class A
1/1/18 to 6/30/18(6)	$ 8.70	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	(0.04)	8.66	1.71%	$ 110,165	0.94%	0.97%	4.33%	40%
4/1/17 to 12/31/17(7)	8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47	113,611	0.92	0.93	4.00	55
4/1/16 to 3/31/17	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	0.42	8.75	9.78	135,833	0.94	0.94	4.51	79
4/1/15 to 3/31/16	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	(0.53)	8.33	(1.79)	143,325	0.92	0.92	4.42	33
4/1/14 to 3/31/15	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	(0.20)	8.86	1.88	147,560	0.91	0.91	4.06	29
4/1/13 to 3/31/14	9.06	0.35	(0.01)	0.34	(0.34)	—	—	(0.34)	—	9.06	3.86	212,336	0.89	0.89	3.82	47
4/1/12 to 3/31/13	8.83	0.43	0.21	0.64	(0.41)	—	—	(0.41)	0.23	9.06	7.39	99,040	0.85	0.85	4.85	70
Class C
1/1/18 to 6/30/18(6)	$ 8.70	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	(0.03)	8.67	1.53%	$ 49,269	1.52%	1.63%	3.76%	40%
4/1/17 to 12/31/17(7)	8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89	51,551	1.52	1.60	3.40	55
4/1/16 to 3/31/17	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	0.43	8.76	9.28	56,981	1.52	1.52	3.94	79
4/1/15 to 3/31/16	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	(0.53)	8.33	(2.37)	55,203	1.51	1.51	3.82	33
4/1/14 to 3/31/15	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	(0.21)	8.86	1.16	64,445	1.50	1.50	3.46	29
4/1/13 to 3/31/14	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)	0.01	9.07	3.33	83,149	1.51	1.51	3.21	47
4/1/12 to 3/31/13	8.83	0.38	0.20	0.58	(0.35)	—	—	(0.35)	0.23	9.06	6.69	40,493	1.51	1.51	4.22	70
Class I
1/1/18 to 6/30/18(6)	$ 8.70	0.20	(0.04)	0.16	(0.20)	—	—	(0.20)	(0.04)	8.66	1.87%	$5,005,771	0.62%	0.71%	4.66%	40%
4/1/17 to 12/31/17(7)	8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70	4,546,547	0.62	0.69	4.29	55
4/1/16 to 3/31/17	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	0.42	8.75	10.13	4,459,175	0.63	0.63	4.80	79
4/1/15 to 3/31/16	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	(0.53)	8.33	(1.50)	3,040,875	0.62	0.62	4.69	33
4/1/14 to 3/31/15	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	(0.20)	8.86	2.17	6,048,771	0.61	0.61	4.34	29
4/1/13 to 3/31/14	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)	—	9.06	4.16	8,965,312	0.60	0.60	4.13	47
4/1/12 to 3/31/13	8.83	0.46	0.20	0.66	(0.43)	—	—	(0.43)	0.23	9.06	7.67	5,780,847	0.60	0.60	5.13	70
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Floating Rate High Income Fund (Continued)
Class R6*
1/1/18 to 6/30/18(6)	$ 8.71	0.21	(0.04)	0.17	(0.21)	—	—	(0.21)	(0.04)	8.67	1.92%	$1,242,415	0.52%	0.61%	4.75%	40%
4/1/17 to 12/31/17(7)	8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78	1,277,730	0.52	0.59	4.39	55
4/1/16 to 3/31/17	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79
4/1/15 to 3/31/16	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	(0.53)	8.33	(1.39)	1,127,337	0.51	0.51	4.83	33
2/1/15 to 3/31/15(11)	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	0.12	8.86	2.15	12,629	0.47	0.47	5.08	29

Seix Georgia Tax-Exempt Bond Fund
Class A
1/1/18 to 6/30/18(6)	$10.59	0.13	(0.20)	(0.07)	(0.13)	—	(0.02)	(0.15)	(0.22)	10.37	(0.59) %	$ 3,019	0.75%	1.00%	2.58%	22%
4/1/17 to 12/31/17(7)	10.49	0.22	0.16	0.38	(0.22)	—	(0.06)	(0.28)	0.10	10.59	3.62	3,011	0.76 (8)	0.92	2.73	23
4/1/16 to 3/31/17	10.98	0.28	(0.35)	(0.07)	(0.28)	—	(0.14)	(0.42)	(0.49)	10.49	(0.66)	3,504	0.75	0.75	2.56	46
4/1/15 to 3/31/16	10.88	0.26	0.10	0.36	(0.26)	—	—	(0.26)	0.10	10.98	3.40	3,621	0.75	0.75	2.43	41
4/1/14 to 3/31/15	10.44	0.27	0.44	0.71	(0.27)	—	—	(0.27)	0.44	10.88	6.89	3,637	0.73	0.73	2.55	55
4/1/13 to 3/31/14	10.80	0.30	(0.36)	(0.06)	(0.30)	—	—	(0.30)	(0.36)	10.44	(0.52)	4,139	0.72	0.72	2.87	67
4/1/12 to 3/31/13	10.57	0.32	0.23	0.55	(0.32)	—	—	(0.32)	0.23	10.80	5.27	4,566	0.74	0.74	2.99	50
Class I
1/1/18 to 6/30/18(6)	$10.57	0.14	(0.20)	(0.06)	(0.14)	—	(0.02)	(0.16)	(0.22)	10.35	(0.54) %	$ 80,205	0.65%	0.85%	2.68%	22%
4/1/17 to 12/31/17(7)	10.48	0.23	0.15	0.38	(0.23)	—	(0.06)	(0.29)	0.09	10.57	3.61	86,099	0.65	0.81	2.84	23
4/1/16 to 3/31/17	10.96	0.29	(0.34)	(0.05)	(0.29)	—	(0.14)	(0.43)	(0.48)	10.48	(0.47)	91,782	0.65	0.70	2.66	46
4/1/15 to 3/31/16	10.86	0.27	0.10	0.37	(0.27)	—	—	(0.27)	0.10	10.96	3.50	107,691	0.65	0.68	2.52	41
4/1/14 to 3/31/15	10.42	0.28	0.44	0.72	(0.28)	—	—	(0.28)	0.44	10.86	7.00	131,881	0.64	0.64	2.63	55
4/1/13 to 3/31/14	10.78	0.31	(0.36)	(0.05)	(0.31)	—	—	(0.31)	(0.36)	10.42	(0.37)	120,835	0.57	0.57	3.01	67
4/1/12 to 3/31/13	10.55	0.34	0.23	0.57	(0.34)	—	—	(0.34)	0.23	10.78	5.44	148,153	0.59	0.59	3.15	50

Seix High Grade Municipal Bond Fund
Class A
1/1/18 to 6/30/18(6)	$11.94	0.15	(0.25)	(0.10)	(0.15)	—	(0.06)	(0.21)	(0.31)	11.63	(0.81) %	$ 7,409	0.80%	0.96%	2.60%	67%
4/1/17 to 12/31/17(7)	11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12	8,175	0.80	0.91	2.39	173
4/1/16 to 3/31/17	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
4/1/15 to 3/31/16	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	0.07	12.36	3.70	13,996	0.79	0.79	2.07	171
4/1/14 to 3/31/15	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	0.43	12.29	7.48	16,499	0.80	0.80	2.38	228
4/1/13 to 3/31/14	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	(0.25)	11.86	1.16	8,967	0.80	0.82	2.75	227
4/1/12 to 3/31/13	11.97	0.32	0.50	0.82	(0.32)	—	(0.36)	(0.68)	0.14	12.11	6.97	11,363	0.80	0.83	2.63	168
Class I
1/1/18 to 6/30/18(6)	$11.93	0.16	(0.24)	(0.08)	(0.16)	—	(0.06)	(0.22)	(0.30)	11.63	(0.66) %	$ 68,623	0.65%	0.85%	2.74%	67%
4/1/17 to 12/31/17(7)	11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24	75,684	0.65	0.82	2.55	173
4/1/16 to 3/31/17	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218
4/1/15 to 3/31/16	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	0.07	12.36	3.85	99,803	0.65	0.69	2.21	171
4/1/14 to 3/31/15	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	0.43	12.29	7.64	95,761	0.65	0.69	2.53	228
4/1/13 to 3/31/14	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	(0.24)	11.86	1.40	47,737	0.65	0.68	2.90	227
4/1/12 to 3/31/13	11.96	0.34	0.50	0.84	(0.34)	—	(0.36)	(0.70)	0.14	12.10	7.12	54,892	0.65	0.68	2.78	168
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix High Income Fund
Class A
1/1/18 to 6/30/18(6)	$ 6.53	0.18	(0.15)	0.03	(0.18)	—	—	(0.18)	(0.15)	6.38	0.50%	$ 17,904	1.03%	1.17%	5.64%	48%
4/1/17 to 12/31/17(7)	6.46	0.28	0.07	0.35	(0.28)	— (12)	—	(0.28)	0.07	6.53	5.52	29,592	1.02	1.10	5.69	45
4/1/16 to 3/31/17	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
4/1/15 to 3/31/16	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	(0.76)	5.92	(5.68)	43,433	1.03	1.03	6.08	77
4/1/14 to 3/31/15	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	(0.59)	6.68	0.26	65,121	0.99	0.99	5.34	86
4/1/13 to 3/31/14	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	(0.05)	7.27	7.60 (9)	157,360	0.97	0.97	5.82	110
4/1/12 to 3/31/13	6.90	0.43	0.42	0.85	(0.43)	—	—	(0.43)	0.42	7.32	12.72	119,006	0.99	0.99	6.09	118
Class I
1/1/18 to 6/30/18(6)	$ 6.52	0.19	(0.15)	0.04	(0.19)	—	—	(0.19)	(0.15)	6.37	0.62%	$ 329,612	0.80%	0.90%	5.90%	48%
4/1/17 to 12/31/17(7)	6.46	0.29	0.06	0.35	(0.29)	— (12)	—	(0.29)	0.06	6.52	5.53	390,665	0.81 (8)	0.87	5.93	45
4/1/16 to 3/31/17	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.95	456,928	0.80	0.81	6.15	95
4/1/15 to 3/31/16	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	(0.75)	5.92	(5.31)	546,793	0.79	0.79	6.34	77
4/1/14 to 3/31/15	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	(0.59)	6.67	0.47	753,851	0.77	0.77	5.63	86
4/1/13 to 3/31/14	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	(0.06)	7.26	7.68	783,072	0.77	0.77	6.00	110
4/1/12 to 3/31/13	6.89	0.45	0.43	0.88	(0.45)	—	—	(0.45)	0.43	7.32	13.17	784,870	0.74	0.75	6.33	118
Class R
1/1/18 to 6/30/18(6)	$ 6.53	0.18	(0.15)	0.03	(0.18)	—	—	(0.18)	(0.15)	6.38	0.41%	$ 12,680	1.22%	1.33%	5.50%	48%
4/1/17 to 12/31/17(7)	6.46	0.27	0.07	0.34	(0.27)	— (12)	—	(0.27)	0.07	6.53	5.36	12,160	1.23 (8)	1.30	5.49	45
4/1/16 to 3/31/17	5.92	0.360	0.54	0.90	(0.36)	—	—	(0.36)	0.54	6.46	15.47	14,699	1.22	1.22	5.73	95
4/1/15 to 3/31/16	6.68	0.37	(0.76)	(0.39)	(0.37)	—	—	(0.37)	(0.76)	5.92	(5.87)	14,574	1.23	1.23	5.92	77
4/1/14 to 3/31/15	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21)	(0.58)	(0.59)	6.68	0.05	20,887	1.21	1.21	5.20	86
4/1/13 to 3/31/14	7.32	0.40	0.12	0.52	(0.41)	—	(0.16)	(0.57)	(0.05)	7.27	7.37	22,317	1.20	1.20	5.57	110
4/1/12 to 3/31/13	6.89	0.41	0.43	0.84	(0.41)	—	—	(0.41)	0.43	7.32	12.61	23,956	1.23	1.23	5.85	118
Class R6*
1/1/18 to 6/30/18(6)	$ 6.52	0.19	(0.15)	0.04	(0.19)	—	—	(0.19)	(0.15)	6.37	0.70%	$ 5,072	0.64%	0.76%	6.08%	48%
4/1/17 to 12/31/17(7)	6.45	0.30	0.07	0.37	(0.30)	— (12)	—	(0.30)	0.07	6.52	5.82	5,898	0.64	0.73	6.09	45
4/1/16 to 3/31/17	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95
4/1/15 to 3/31/16	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	(0.76)	5.92	(5.30)	1,117	0.63	0.63	6.27	77
8/1/14 to 3/31/15(13)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	(0.54)	6.68	(0.51)	3,455	0.63	0.63	5.99	86

Seix High Yield Fund
Class A
1/1/18 to 6/30/18(6)	$ 8.21	0.21	(0.21)	—	(0.21)	—	—	(0.21)	(0.21)	8.00	0.01%	$ 3,962	0.82%	1.00%	5.19%	37%
4/1/17 to 12/31/17(7)	8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63	4,810	0.83 (8)	0.97	5.43	41
4/1/16 to 3/31/17	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
4/1/15 to 3/31/16	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	(0.90)	7.61	(5.36)	7,463	0.84	0.84	5.48	76
4/1/14 to 3/31/15	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	(1.21)	8.51	1.24	8,110	0.87	0.87	5.31	72
4/1/13 to 3/31/14	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	(0.31)	9.72	6.39	69,921	0.81	0.81	5.57	89
4/1/12 to 3/31/13	9.47	0.59	0.56	1.15	(0.59)	—	—	(0.59)	0.56	10.03	12.56	72,703	0.79	0.79	6.09	79
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix High Yield Fund (Continued)
Class I
1/1/18 to 6/30/18(6)	$ 8.41	0.22	(0.21)	0.01	(0.22)	—	—	(0.22)	(0.21)	8.20	0.16%	$ 347,580	0.64%	0.77%	5.41%	37%
4/1/17 to 12/31/17(7)	8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64	403,198	0.65 (8)	0.73	5.38	41
4/1/16 to 3/31/17	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
4/1/15 to 3/31/16	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	(0.93)	7.80	(5.23)	523,206	0.61	0.61	5.71	76
4/1/14 to 3/31/15	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	(1.22)	8.73	1.53	695,060	0.58	0.58	5.63	72
4/1/13 to 3/31/14	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	(0.31)	9.95	6.65	1,211,146	0.55	0.55	5.79	89
4/1/12 to 3/31/13	9.69	0.64	0.56	1.20	(0.63)	—	—	(0.63)	0.57	10.26	12.80	1,792,768	0.54	0.54	6.41	79
Class R
1/1/18 to 6/30/18(6)	$ 8.41	0.21	(0.21)	—	(0.21)	—	—	(0.21)	(0.21)	8.20	(0.03) %	$ 78	1.04%	1.25%	4.99%	37%
4/1/17 to 12/31/17(7)	8.36	0.30	0.07	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.41	4.45	119	1.04	1.20	4.80	41
4/1/16 to 3/31/17	7.80	0.43	0.56	0.99	(0.43)	—	—	(0.43)	0.56	8.36	12.90	130	1.04	1.04	5.32	87
4/1/15 to 3/31/16	8.72	0.44	(0.91)	(0.47)	(0.45)	—	—	(0.45)	(0.92)	7.80	(5.52)	573	1.04	1.04	5.29	76
4/1/14 to 3/31/15	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	(1.22)	8.72	1.05	782	1.04	1.04	5.18	72
4/1/13 to 3/31/14	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	(0.32)	9.94	6.04	1,237	1.04	1.04	5.31	89
4/1/12 to 3/31/13	9.68	0.59	0.57	1.16	(0.58)	—	—	(0.58)	0.58	10.26	12.36	2,385	1.03	1.03	5.92	79
Class R6*
1/1/18 to 6/30/18(6)	$ 8.42	0.22	(0.20)	0.02	(0.23)	—	—	(0.23)	(0.21)	8.21	0.19%	$ 1,038	0.53%	0.64%	5.29%	37%
4/1/17 to 12/31/17(7)	8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85	45,035	0.54 (8)	0.62	5.50	41
8/1/16 to 3/31/17(14)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34 (9)	42,695	0.54	0.54	5.86	87

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/18 to 6/30/18(6)	$11.75	0.14	(0.23)	(0.09)	(0.14)	—	(0.07)	(0.21)	(0.30)	11.45	(0.75) %	$ 10,304	0.80%	1.02%	2.53%	46%
4/1/17 to 12/31/17(7)	11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76	11,066	0.80	0.96	2.46	130
4/1/16 to 3/31/17	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
4/1/15 to 3/31/16	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	(0.06)	12.24	2.89	24,861	0.80	0.93	2.17	139
4/1/14 to 3/31/15	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	0.16	12.30	5.09	29,439	0.80	0.91	2.37	144
4/1/13 to 3/31/14	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	(0.33)	12.14	0.23	30,100	0.80	0.90	2.13	104
4/1/12 to 3/31/13	12.50	0.23	0.36	0.59	(0.23)	—	(0.39)	(0.62)	(0.03)	12.47	4.75	36,958	0.82	0.87	1.78	151
Class I
1/1/18 to 6/30/18(6)	$11.73	0.15	(0.22)	(0.07)	(0.15)	—	(0.07)	(0.22)	(0.29)	11.44	(0.60) %	$ 434,287	0.65%	0.81%	2.67%	46%
4/1/17 to 12/31/17(7)	11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79	463,968	0.65	0.76	2.62	130
4/1/16 to 3/31/17	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138
4/1/15 to 3/31/16	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	(0.07)	12.22	2.96	629,435	0.65	0.68	2.32	139
4/1/14 to 3/31/15	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	0.16	12.29	5.25	657,851	0.65	0.68	2.53	144
4/1/13 to 3/31/14	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	(0.32)	12.13	0.48	643,828	0.64	0.64	2.29	104
4/1/12 to 3/31/13	12.49	0.25	0.35	0.60	(0.25)	—	(0.39)	(0.64)	(0.04)	12.45	4.87	982,171	0.62	0.63	1.98	151
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix North Carolina Tax-Exempt Bond Fund
Class A
1/1/18 to 6/30/18(6)	$10.09	0.11	(0.26)	(0.15)	(0.11)	—	— (12)	(0.11)	(0.26)	9.83	(1.51) %	$ 432	0.80%	1.15%	2.19%	50%
4/1/17 to 12/31/17(7)	10.00	0.18	0.15	0.33	(0.16)	—	(0.08)	(0.24)	0.09	10.09	3.30	1,436	0.80	1.10	2.37	29
4/1/16 to 3/31/17	10.50	0.21	(0.28)	(0.07)	(0.21)	—	(0.22)	(0.43)	(0.50)	10.00	(0.59)	2,170	0.80	0.82	2.02	61
4/1/15 to 3/31/16	10.46	0.22	0.12	0.34	(0.23)	—	(0.07)	(0.30)	0.04	10.50	3.23	492	0.80	0.81	2.15	42
4/1/14 to 3/31/15	10.04	0.23	0.42	0.65	(0.23)	—	—	(0.23)	0.42	10.46	6.56	795	0.79	0.79	2.27	51
4/1/13 to 3/31/14	10.65	0.25	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	(0.61)	10.04	(0.45)	861	0.77	0.77	2.44	77
4/1/12 to 3/31/13	10.45	0.28	0.20	0.48	(0.28)	—	—	(0.28)	0.20	10.65	4.63	910	0.77	0.77	2.60	79
Class I
1/1/18 to 6/30/18(6)	$10.12	0.11	(0.26)	(0.15)	(0.11)	—	— (12)	(0.11)	(0.26)	9.86	(1.43) %	$ 18,947	0.65%	1.09%	2.34%	50%
4/1/17 to 12/31/17(7)	10.02	0.19	0.16	0.35	(0.17)	—	(0.08)	(0.25)	0.10	10.12	3.51	20,891	0.65	1.04	2.52	29
4/1/16 to 3/31/17	10.53	0.23	(0.29)	(0.06)	(0.23)	—	(0.22)	(0.45)	(0.51)	10.02	(0.53)	21,813	0.65	0.74	2.22	61
4/1/15 to 3/31/16	10.49	0.24	0.11	0.35	(0.24)	—	(0.07)	(0.31)	0.04	10.53	3.39	28,576	0.65	0.73	2.31	42
4/1/14 to 3/31/15	10.06	0.25	0.43	0.68	(0.25)	—	—	(0.25)	0.43	10.49	6.80	37,190	0.65	0.69	2.40	51
4/1/13 to 3/31/14	10.68	0.26	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	(0.62)	10.06	(0.38)	37,311	0.61	0.61	2.59	77
4/1/12 to 3/31/13	10.47	0.30	0.21	0.51	(0.30)	—	—	(0.30)	0.21	10.68	4.88	50,991	0.62	0.62	2.79	79

Seix Short-Term Bond Fund
Class A
1/1/18 to 6/30/18(6)	$ 9.90	0.06	(0.09)	(0.03)	(0.07)	—	—	(0.07)	(0.10)	9.80	(0.34) %	$ 1,757	0.80%	1.59%	1.28%	45%
4/1/17 to 12/31/17(7)	9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27	2,210	0.80	1.26	0.89	145
4/1/16 to 3/31/17	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
4/1/15 to 3/31/16	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	0.01	10.01	0.58	2,104	0.80	0.81	0.38	87
4/1/14 to 3/31/15	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	0.02	10.00	0.63	2,316	0.80	0.81	0.37	199
4/1/13 to 3/31/14	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.98	0.54	2,748	0.78	0.80	1.00	79
4/1/12 to 3/31/13	10.02	0.13	0.01	0.14	(0.13)	—	—	(0.13)	0.01	10.03	1.40	2,069	0.73	0.74	1.27	128
Class C
1/1/18 to 6/30/18(6)	$ 9.89	0.02	(0.09)	(0.07)	(0.03)	—	—	(0.03)	(0.10)	9.79	(0.72) %	$ 860	1.57%	2.41%	0.50%	45%
4/1/17 to 12/31/17(7)	9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26)	1,257	1.48	2.04	0.21	145
4/1/16 to 3/31/17	10.00	— (12)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57) (9)	1,310	1.40	1.57	(0.03)	129
4/1/15 to 3/31/16	10.00	(0.01)	0.01	—	— (12)	—	—	— (12)	—	10.00	—	1,742	1.29	1.58	(0.10)	87
4/1/14 to 3/31/15	9.97	(0.01)	0.04	0.03	— (12)	—	—	— (12)	0.03	10.00	0.31	1,730	1.22	1.58	(0.06)	199
4/1/13 to 3/31/14	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	(0.05)	9.97	(0.24)	1,899	1.56	1.56	0.23	79
4/1/12 to 3/31/13	10.01	0.05	0.01	0.06	(0.05)	—	—	(0.05)	0.01	10.02	0.65	2,425	1.48	1.48	0.52	128
Class I
1/1/18 to 6/30/18(6)	$ 9.86	0.07	(0.08)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	9.77	(0.14) %	$ 6,539	0.60%	1.43%	1.48%	45%
4/1/17 to 12/31/17(7)	9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31	7,918	0.60	0.91	1.05	145
4/1/16 to 3/31/17	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129
4/1/15 to 3/31/16	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	—	9.98	0.68	49,749	0.60	0.68	0.58	87
4/1/14 to 3/31/15	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	0.03	9.98	0.93	50,689	0.60	0.67	0.52	199
4/1/13 to 3/31/14	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	(0.05)	9.95	0.75	38,400	0.58	0.58	1.22	79
4/1/12 to 3/31/13	9.99	0.15	0.01	0.16	(0.15)	—	—	(0.15)	0.01	10.00	1.65	78,383	0.48	0.48	1.51	128
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Short-Term Municipal Bond Fund
Class A
1/1/18 to 6/30/18(6)	$ 9.91	0.04	(0.03)	0.01	(0.04)	—	— (12)	(0.04)	(0.03)	9.88	0.14%	$ 1,585	0.65%	1.03%	0.87%	14%
4/1/17 to 12/31/17(7)	9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39	1,765	0.65	0.95	0.70	56
4/1/16 to 3/31/17	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
4/1/15 to 3/31/16	10.00	0.02	— (12)	0.02	(0.02)	—	(0.02)	(0.04)	(0.02)	9.98	0.23	7,354	0.67	0.72	0.24	82
4/1/14 to 3/31/15	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	0.01	10.00	1.06	3,863	0.70	0.75	0.26	148
4/1/13 to 3/31/14	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	(0.02)	9.99	0.25	5,900	0.65	0.82	0.10	260
4/1/12 to 3/31/13	10.73	0.04	0.26	0.30	(0.04)	—	(0.98)	(1.02)	(0.72)	10.01	2.86	3,694	0.73	1.04	0.39	199
Class I
1/1/18 to 6/30/18(6)	$ 9.91	0.05	(0.02)	0.03	(0.05)	—	— (12)	(0.05)	(0.02)	9.89	0.33%	$ 21,441	0.48%	0.84%	1.03%	14%
4/1/17 to 12/31/17(7)	9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52	31,289	0.48	0.81	0.87	56
4/1/16 to 3/31/17	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59
4/1/15 to 3/31/16	10.00	0.04	— (12)	0.04	(0.04)	—	(0.02)	(0.06)	(0.02)	9.98	0.41	32,184	0.51	0.62	0.41	82
4/1/14 to 3/31/15	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	0.01	10.00	1.21	38,669	0.55	0.62	0.42	148
4/1/13 to 3/31/14	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	(0.02)	9.99	0.37	30,852	0.54	0.71	0.21	260
4/1/12 to 3/31/13	10.73	0.05	0.27	0.32	(0.06)	—	(0.98)	(1.04)	(0.72)	10.01	3.01	11,121	0.58	0.91	0.52	199

Seix Total Return Bond Fund
Class A
1/1/18 to 6/30/18(6)	$10.77	0.11	(0.31)	(0.20)	(0.09)	—	—	(0.09)	(0.29)	10.48	(1.82) %	$ 11,681	0.70%	1.01%	2.10%	80%
4/1/17 to 12/31/17(7)	10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37	13,227	0.71 (8)	0.84	1.86	150
4/1/16 to 3/31/17	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
4/1/15 to 3/31/16	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	(0.09)	11.02	1.02	32,366	0.71	0.71	1.55	181
4/1/14 to 3/31/15	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	0.34	11.11	5.28	43,401	0.71	0.71	1.90	173
4/1/13 to 3/31/14	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	(0.38)	10.77	(0.70)	41,134	0.70	0.70	1.82	217
4/1/12 to 3/31/13	11.12	0.16	0.25	0.41	(0.18)	—	(0.20)	(0.38)	0.03	11.15	3.76	50,279	0.66	0.68	1.42	139
Class I
1/1/18 to 6/30/18(6)	$10.42	0.12	(0.30)	(0.18)	(0.10)	—	—	(0.10)	(0.28)	10.14	(1.70) %	$ 522,418	0.46%	0.57%	2.33%	80%
4/1/17 to 12/31/17(7)	10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56	681,009	0.46	0.53	2.15	150
4/1/16 to 3/31/17	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44 (9)	790,997	0.46	0.46	2.10	210
4/1/15 to 3/31/16	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	(0.08)	10.67	1.35 (9)	971,159	0.45	0.45	1.82	181
4/1/14 to 3/31/15	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	0.32	10.75	5.47	972,117	0.44	0.44	2.17	173
4/1/13 to 3/31/14	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	(0.36)	10.43	(0.31)	1,022,101	0.41	0.41	2.12	217
4/1/12 to 3/31/13	10.77	0.18	0.25	0.43	(0.21)	—	(0.20)	(0.41)	0.02	10.79	4.01	1,204,228	0.39	0.40	1.69	139
Class R
1/1/18 to 6/30/18(6)	$10.42	0.09	(0.29)	(0.20)	(0.08)	—	—	(0.08)	(0.28)	10.14	(1.95) %	$ 28,371	0.96% (15)	0.96%	1.84%	80%
4/1/17 to 12/31/17(7)	10.42	0.13	(0.01)	0.12	(0.06)	(0.06)	—	(0.12)	—	10.42	1.18	31,959	0.99	1.00	1.62	150
4/1/16 to 3/31/17	10.67	0.16	(0.07)	0.09	(0.17)	—	(0.17)	(0.34)	(0.25)	10.42	0.83	39,541	1.06	1.06	1.48	210
4/1/15 to 3/31/16	10.75	0.13	(0.05)	0.08	(0.15)	—	(0.01)	(0.16)	(0.08)	10.67	0.74	50,402	1.06	1.06	1.21	181
4/1/14 to 3/31/15	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	0.32	10.75	4.83	64,539	1.05	1.06	1.56	173
4/1/13 to 3/31/14	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	(0.37)	10.43	(1.02)	72,556	1.03	1.07	1.52	217
4/1/12 to 3/31/13	10.78	0.12	0.25	0.37	(0.15)	—	(0.20)	(0.35)	0.02	10.80	3.34	72,697	0.96	1.05	1.11	139
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Total Return Bond Fund (Continued)
Class R6*
1/1/18 to 6/30/18(6)	$10.42	0.13	(0.30)	(0.17)	(0.11)	—	—	(0.11)	(0.28)	10.14	(1.63) %	$ 137,365	0.31%	0.44%	2.49%	80%
4/1/17 to 12/31/17(7)	10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68	145,096	0.31	0.40	2.38	150
4/1/16 to 3/31/17	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210
4/1/15 to 3/31/16	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	(0.08)	10.67	1.49	56,133	0.31	0.31	1.95	181
8/1/14 to 3/31/15(13)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	0.19	10.75	3.39	71,520	0.31	0.31	2.20	173

Seix U.S. Government Securities Ultra-Short Bond Fund
Class I
1/1/18 to 6/30/18(6)	$10.01	0.08	—	0.08	(0.09)	—	—	(0.09)	(0.01)	10.00	0.72%	$1,333,527	0.41%	0.49%	1.70%	15%
4/1/17 to 12/31/17(7)	10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82	1,343,042	0.41	0.47	1.17	48
4/1/16 to 3/31/17	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
4/1/15 to 3/31/16	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	10.03	(0.11)	1,557,899	0.41	0.41	0.57	52
4/1/14 to 3/31/15	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	—	10.12	0.77	1,665,888	0.39	0.39	0.55	34
4/1/13 to 3/31/14	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	(0.05)	10.12	0.13	1,993,215	0.38	0.38	0.31	36
4/1/12 to 3/31/13	10.14	0.03	0.08	0.11	(0.08)	—	—	(0.08)	0.03	10.17	1.10	2,331,913	0.36	0.36	0.29	137
Class R6*
1/1/18 to 6/30/18(6)	$10.03	0.09	—	0.09	(0.10)	—	—	(0.10)	(0.01)	10.02	0.90%	$ 31,827	0.26%	0.37%	1.84%	15%
4/1/17 to 12/31/17(7)	10.04	0.10	— (12)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04	43,072	0.26	0.33	1.32	48
8/1/16 to 3/31/17(14)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	—	10.04	0.77 (9)	32,657	0.26	0.26	1.12	77

Seix U.S. Mortgage Fund
Class A
1/1/18 to 6/30/18(6)	$11.09	0.09	(0.23)	(0.14)	(0.12)	—	—	(0.12)	(0.26)	10.83	(1.25) %	$ 3,639	0.90%	1.95%	1.76%	62%
4/1/17 to 12/31/17(7)	11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45	2,566	0.90	1.59	1.48	89
4/1/16 to 3/31/17	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04 (9)	3,594	0.90	0.98	0.41	118
4/1/15 to 3/31/16	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	0.02	11.31	1.72	6,560	0.90	1.10	0.76	223
4/1/14 to 3/31/15	10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	0.41	11.29	5.86	5,201	0.89	1.43	1.45	165
4/1/13 to 3/31/14	11.14	0.11	(0.18)	(0.07)	(0.19)	—	—	(0.19)	(0.26)	10.88	(0.58)	1,721	0.86	1.27	1.02	236
4/1/12 to 3/31/13	11.07	0.02	0.21	0.23	(0.16)	—	—	(0.16)	0.07	11.14	2.06	2,271	0.86	1.05	0.15	163
Class C
1/1/18 to 6/30/18(6)	$11.11	0.05	(0.23)	(0.18)	(0.08)	—	—	(0.08)	(0.26)	10.85	(1.61) %	$ 3,538	1.65%	2.00%	1.00%	62%
4/1/17 to 12/31/17(7)	11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99	3,722	1.62	1.98	0.65	89
4/1/16 to 3/31/17	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79) (9)	4,301	1.65	1.71	0.26	118
4/1/15 to 3/31/16	11.32	— (12)	0.10	0.10	(0.09)	—	—	(0.09)	0.01	11.33	0.88	5,478	1.65	1.79	0.01	223
4/1/14 to 3/31/15	10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	0.42	11.32	5.15	3,989	1.65	2.15	0.79	165
4/1/13 to 3/31/14	11.16	0.03	(0.18)	(0.15)	(0.11)	—	—	(0.11)	(0.26)	10.90	(1.36)	4,780	1.66	2.04	0.23	236
4/1/12 to 3/31/13	11.09	(0.07)	0.21	0.14	(0.07)	—	—	(0.07)	0.07	11.16	1.25	6,039	1.66	1.84	(0.65)	163
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix U.S. Mortgage Fund (Continued)
Class I
1/1/18 to 6/30/18(6)	$11.11	0.11	(0.24)	(0.13)	(0.13)	—	—	(0.13)	(0.26)	10.85	(1.15) %	$ 18,575	0.70%	1.07%	1.95%	62%
4/1/17 to 12/31/17(7)	11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60	18,967	0.70	1.08	1.52	89
4/1/16 to 3/31/17	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24 (9)	17,620	0.70	0.86	0.66	118
4/1/15 to 3/31/16	11.32	0.12	0.09	0.21	(0.20)	—	—	(0.20)	0.01	11.33	1.84	25,068	0.70	0.86	1.03	223
4/1/14 to 3/31/15	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	0.42	11.32	6.16	3,650	0.69	1.26	1.75	165
4/1/13 to 3/31/14	11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	(0.26)	10.90	(0.38)	3,692	0.66	1.10	1.08	236
4/1/12 to 3/31/13	11.09	0.04	0.21	0.25	(0.18)	—	—	(0.18)	0.07	11.16	2.26	8,851	0.66	0.85	0.37	163

Seix Ultra-Short Bond Fund
Class I
1/1/18 to 6/30/18(6)	$ 9.97	0.10	(0.01)	0.09	(0.10)	—	—	(0.10)	(0.01)	9.96	0.88%	$ 54,862	0.40%	0.60%	1.95%	60%
4/1/17 to 12/31/17(7)	9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21	59,548	0.42 (8)	0.56	1.44	53
4/1/16 to 3/31/17	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142
4/1/15 to 3/31/16	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	(0.04)	9.93	0.42	104,950	0.38	0.38	0.77	59
4/1/14 to 3/31/15	9.98	0.06	— (12)	0.06	(0.07)	—	—	(0.07)	(0.01)	9.97	0.55	142,680	0.37	0.37	0.57	54
4/1/13 to 3/31/14	9.98	0.07	0.01	0.08	(0.08)	—	—	(0.08)	—	9.98	0.76	122,053	0.35	0.35	0.65	134
4/1/12 to 3/31/13	9.95	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.98	1.39	109,224	0.33	0.33	0.98	127

Seix Virginia Intermediate Municipal Bond Fund
Class A
1/1/18 to 6/30/18(6)	$ 9.53	0.11	(0.17)	(0.06)	(0.11)	—	(0.07)	(0.18)	(0.24)	9.29	(0.61) %	$ 2,855	0.79%	1.10%	2.33%	19%
4/1/17 to 12/31/17(7)	9.55	0.16	0.10	0.26	(0.16)	—	(0.12)	(0.28)	(0.02)	9.53	2.80	3,352	0.79	1.02	2.26	34
4/1/16 to 3/31/17	10.06	0.23	(0.23)	—	(0.23)	—	(0.28)	(0.51)	(0.51)	9.55	(0.01)	3,624	0.79	0.79	2.28	49
4/1/15 to 3/31/16	10.23	0.23	0.09	0.32	(0.23)	—	(0.26)	(0.49)	(0.17)	10.06	3.29	4,365	0.76	0.76	2.29	48
4/1/14 to 3/31/15	10.11	0.24	0.21	0.45	(0.24)	—	(0.09)	(0.33)	0.12	10.23	4.45	5,152	0.74	0.74	2.34	59
4/1/13 to 3/31/14	10.53	0.27	(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	(0.42)	10.11	(0.35)	7,668	0.73	0.73	2.67	65
4/1/12 to 3/31/13	10.63	0.30	0.07	0.37	(0.30)	—	(0.17)	(0.47)	(0.10)	10.53	3.45	10,996	0.74	0.74	2.78	33
Class I
1/1/18 to 6/30/18(6)	$ 9.53	0.11	(0.16)	(0.05)	(0.12)	—	(0.07)	(0.19)	(0.24)	9.29	(0.54) %	$ 31,717	0.65%	0.94%	2.46%	19%
4/1/17 to 12/31/17(7)	9.55	0.17	0.11	0.28	(0.18)	—	(0.12)	(0.30)	(0.02)	9.53	2.91	37,626	0.65	0.88	2.40	34
4/1/16 to 3/31/17	10.06	0.24	(0.23)	0.01	(0.24)	—	(0.28)	(0.52)	(0.51)	9.55	0.13	45,969	0.65	0.70	2.41	49
4/1/15 to 3/31/16	10.24	0.24	0.08	0.32	(0.24)	—	(0.26)	(0.50)	(0.18)	10.06	3.30	64,653	0.65	0.68	2.38	48
4/1/14 to 3/31/15	10.12	0.25	0.21	0.46	(0.25)	—	(0.09)	(0.34)	0.12	10.24	4.54	119,103	0.65	0.65	2.42	59
4/1/13 to 3/31/14	10.54	0.29	(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	(0.42)	10.12	(0.20)	120,600	0.58	0.58	2.83	65
4/1/12 to 3/31/13	10.63	0.31	0.08	0.39	(0.31)	—	(0.17)	(0.48)	(0.09)	10.54	3.70	144,889	0.59	0.59	2.93	33

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal period end to December 31 during the period.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in management’s discussion of Fund performance.
(10)	Class R6 (formerly IS) commenced operations on August 3, 2015 for the predecessor fund (see Note 1).
(11)	Class R6 (formerly IS) commenced operations on February 2, 2015 for the predecessor fund (see Note 1).
(12)	Rounds to less than $0.005 per share or less than 0.01%, as applicable.
(13)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(14)	Class R6 (formerly IS) commenced operations on August 1, 2016 for the predecessor fund (see Note 1).
(15)	The Fund is currently under its expense limitation.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 25 funds of the Trust are offered for sale, of which 16 (each a “Fund”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified except the Seix North Carolina Tax-Exempt Bond Fund which is non-diversified.
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Seix Core Bond Fund	Seix Core Bond Fund
RidgeWorth Seix Corporate Bond Fund	Seix Corporate Bond Fund
RidgeWorth Seix Floating Rate High Income Fund	Seix Floating Rate High Income Fund
RidgeWorth Seix Georgia Tax-Exempt Bond Fund	Seix Georgia Tax-Exempt Bond Fund
RidgeWorth Seix High Grade Municipal Bond Fund	Seix High Grade Municipal Bond Fund
RidgeWorth Seix High Income Fund	Seix High Income Fund
RidgeWorth Seix High Yield Fund	Seix High Yield Fund
RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund	Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix North Carolina Tax-Exempt Bond Fund	Seix North Carolina Tax-Exempt Bond Fund
RidgeWorth Seix Short-Term Bond Fund	Seix Short-Term Bond Fund
RidgeWorth Seix Short-Term Municipal Bond Fund	Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Total Return Bond Fund	Seix Total Return Bond Fund
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	Seix U.S. Mortgage Fund
RidgeWorth Seix Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
RidgeWorth Seix Virginia Intermediate Municipal Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
The Funds have the following investment objectives:
Fund	Investment objective(s)
Seix Core Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Corporate Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Floating Rate High Income Fund	Attempting to provide a high level of current income.
Seix Georgia Tax-Exempt Bond Fund	Seeking current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation.
Seix High Grade Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix High Income Fund	Seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Seix High Yield Fund	Seeking high income and, secondarily, capital appreciation.
Seix Investment Grade Tax-Exempt Bond Fund	Seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix North Carolina Tax-Exempt Bond Fund	Seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.
Seix Short-Term Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Short-Term Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Total Return Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix U.S. Government Securities Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Fund	Investment objective(s)
Seix U.S. Mortgage Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
Seix Virginia Intermediate Municipal Bond Fund	Seeking current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation.
There is no guarantee that a Fund will achieve its objective(s).
The Seix Ultra-Short Bond Fund offers Class I shares only. The Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Bond Fund offer Class I shares and Class A shares. The Seix U.S. Government Securities Ultra-Short Bond Fund offers Class I shares and Class R6 shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund offer Class I shares, Class A shares, Class R shares and Class R6 shares. The Seix Floating Rate High Income Fund offers Class I shares, Class A shares, Class C shares and Class R6 shares. The remaining Funds offer Class I shares, Class A shares and Class C shares. Each Fund has Class T shares registered, but they are not yet available for purchase.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares, Class R shares, and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
Listed derivatives that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
As of June 30, 2018, the Funds had the following unfunded loan commitments:

	Unfunded Loan Commitment
	Seix	Seix Floating
	High Yield	Rate High Income
Borrower	Fund	Fund
Carlisle Foodservice Products, Inc.	$ —	$ 453
Centene Corp.	1,280	—
DexKo Global, Inc.	—	3,122
DG Investment Intermediate Holdings 2, Inc.	—	286
Gannett Co., Inc.	—	3,234
GFL Environmental, Inc.	—	912
Pearl Intermediate Parent LLC	—	1,206
Recess Holdings, Inc.	—	496
J.	Securities Lending
Each Fund is permitted to loan securities from its portfolio to qualifying brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund lending its securities. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or of a decline in the value of the collateral. During the period ended June 30, 2018, the Funds did not loan securities.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.
During the period, the Seix U.S. Government Securities Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to the Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

	Fair Values of Derivative Financial Instruments as of June 30, 2018(1)
	Derivative Assets
		Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Primary Risk	Statement of Assets and Liabilities Location	Value	Value	Value
Interest rate contracts	Variation margin receivable on futures contracts	$ —	$ —	$ 1
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	— (2)	460	—
Credit Contracts	Swaps at value	36	1,541	—
Credit Contracts	Variation margin receivable on swaps	—	65	—
Total		$ 36	$2,066	$ 1

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Derivative Liabilities
Primary Risk	Statement of Assets and Liabilities Location	Value	Value	Value
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$—	$717	$—
Total		$—	$717	$—
(1)	The variation margin shown in the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The fair values reported in the Schedules of Investments represent the cumulative unrealized gain (loss) from the date the contract was opened until June 30, 2018.
(2)	Amount is less than $500.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2018
Net Realized Gain (Loss) From
	Seix Corporate Bond Fund	Seix High Income Fund	Seix High Yield Fund
Foreign currency exchange contracts:
Forward foreign currency transactions	$— (1)	$—	$—
Credit contracts:
Swaps	12	(5)	(6)
Total	$ 12	$ (5)	$ (6)

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2018
Net Realized Gain (Loss) From
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Interest rate contracts:
Futures contracts	$ —	$620	$84
Foreign currency exchange contracts:
Forward foreign currency transactions	54	—	—
Credit contracts:
Swaps	(2,531)	—	—
Total	$(2,477)	$620	$84

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2018
Net Change in Unrealized Appreciation/(Depreciation) on
	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Interest rate contracts:
Futures	$ —	$ —	$(142)
Foreign currency exchange contracts:
Forward foreign currency transactions	— (1)	473	—
Credit contracts:
Swaps	—	3,849	—
Total	$— (1)	$4,322	$(142)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2018
Net Change in Unrealized Appreciation/(Depreciation) on
Seix Ultra-Short Bond Fund
Interest rate contracts:
Futures	$(21)
Total	$(21)
(1) Amount is less than $500.
The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the year ended June 30, 2018.
	Seix Corporate Bond Fund	Seix High Income Fund	Seix High Yield Fund	Seix Total Return Bond Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$ 1	$ —	$—	$ 25,789
Forward Foreign Currency Exchange Sale Contracts(2)	—	—	—	(17,871)
Credit Default Swap Agreements - Buy Protection(3)	157	8	8	109,283
Credit Default Swap Agreements - Sell Protection(3)	—	55	—	—

	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Futures Contracts - Short Positions(4)	$(35,730)	$(5,681)
(1)	Average value of currency purchased.
(2)	Average value of currency sold.
(3)	Notional amount.
(4)	Notional value.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At June 30, 2018, the Funds’ derivative assets and liabilities (by type) are as follows:
	Seix Corporate Bond Fund		Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ —	$—	$ —	$ —	$ 1	$—
Forward foreign currency exchange contracts	— (1)	—	460	717	—	—
Swaps	36	—	1,606	—	—	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$36	$—	$2,066	$717	$ 1	$—
Derivatives not subject to a MNA or similar agreement	—	—	65	—	1	—
Total assets and liabilities subject to a MNA	$36	$—	$2,001	$717	$—	$—

(1) Amount is less than $500.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2018.
Seix Corporate Bond Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Securities LLC	$—36	$—	$—	$—	$36
Total	$—36	$—	$—	$—	$36

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Securities LLC	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

Seix Total Return Bond Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Securities LLC	$2,001	$(717)	$—	$—	$1,284
Total	$2,001	$(717)	$—	$—	$1,284

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Securities LLC	$717	$(717)	$—	$—	$—
Total	$717	$(717)	$—	$—	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands except as noted)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45
Seix Georgia Tax-Exempt Bond Fund	0.50
Seix High Grade Municipal Bond Fund	0.50
Seix High Income Fund	0.55
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix North Carolina Tax-Exempt Bond Fund	0.50
Seix Short-Term Bond Fund	0.40
Seix Short-Term Municipal Bond Fund	0.35
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix U.S. Mortgage Fund	0.40
Seix Ultra-Short Bond Fund	0.22
Seix Virginia Intermediate Municipal Bond Fund	0.50
The above fees are also subject to breakpoint discounts at the following asset levels for each fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors LLC is the subadviser to the Funds. The subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Fund, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through July 31, 2019. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R	Class R6
Seix Core Bond Fund	0.64%	N/A %	0.50%	0.91%	0.36%
Seix Corporate Bond Fund	0.95	1.65	0.70	N/A	N/A
Seix Floating Rate High Income Fund	0.94	1.52	0.62	N/A	0.52
Seix Georgia Tax-Exempt Bond Fund	0.75	N/A	0.65	N/A	N/A
Seix High Grade Municipal Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix High Income Fund	1.03	N/A	0.80	1.22	0.64
Seix High Yield Fund	0.82	N/A	0.64	1.04	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix Short-Term Bond Fund	0.80	1.57	0.60	N/A	N/A
Seix Short-Term Municipal Bond Fund	0.65	N/A	0.48	N/A	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	1.06	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	N/A	N/A	0.41	N/A	0.26
Seix U.S. Mortgage Fund	0.90	1.65	0.70	N/A	N/A
Seix Ultra-Short Bond Fund	N/A	N/A	0.40	N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.79	N/A	0.65	N/A	N/A
D.	Expense Recapture
Under certain circumstances, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements, within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expires
Fund	2018	2019	2020	2021	Total
Seix Core Bond Fund
Class A	$ —	$ —	$ 10	$ 10	20
Class I	—	—	115	110	225
Class R	—	—	3	3	6
Class R6	—	—	2	2	4
Seix Corporate Bond Fund
Class A	1	1	2	1	5
Class C	7	14	18	17	56
Class I	8	23	47	24	102
Seix Floating Rate High Income Fund
Class A	—	—	—	13	13
Class C	—	—	15	27	42
Class I	—	—	2,269	1,967	4,236
Class R6	—	—	709	519	1,228
Seix Georgia Tax-Exempt Bond Fund
Class A	—	—	4	4	8
Class I	14	48	120	83	265
Seix High Grade Municipal Bond Fund
Class A	—	—	7	6	13
Class I	20	56	102	70	248

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Expires
Fund	2018	2019	2020	2021	Total
Seix High Income Fund
Class A	$ —	$ —	$ 17	$ 15	32
Class I	—	26	179	179	384
Class R	—	—	5	6	11
Class R6	—	—	3	3	6
Seix High Yield Fund
Class A	—	—	4	4	8
Class I	—	—	263	231	494
Class R	—	—	— (1)	— (1)	— (1)
Class R6	—	—	26	12	38
Seix Investment Grade Tax-Exempt Bond Fund
Class A	16	30	20	12	78
Class I	65	260	481	342	1,148
Seix North Carolina Tax-Exempt Bond Fund
Class A	—	1	4	3	8
Class I	14	27	67	44	152
Seix Short-Term Bond Fund
Class A	—	— (1)	7	8	15
Class C	—	—	2	4	6
Class I	17	42	83	31	173
Seix Short-Term Municipal Bond Fund
Class A	1	4	5	3	13
Class I	23	54	90	47	214
Seix Total Return Bond Fund
Class A	—	—	18	19	37
Class I	—	—	349	339	688
Class R6	—	—	78	86	164
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	—	—	560	548	1,108
Class R6	—	—	29	23	52
Seix U.S. Mortgage Fund
Class A	4	6	16	14	40
Class C	2	2	5	6	15
Class I	11	33	64	34	142
Seix Ultra-Short Bond Fund
Class I	—	—	74	55	129
Seix Virginia Intermediate Municipal Bond Fund
Class A	—	—	6	5	11
Class I	17	29	81	51	178
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2018, it retained net commissions of $6 for Class A shares and CDSC of $1 and $3 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% (0.15% for Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund); Class C shares 1.00%; Class R shares 0.50%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2018, the Funds incurred administration fees in aggregate totaling $4,747 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2018, the Funds incurred transfer agent fees in aggregate totaling $7,149 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At June 30, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Seix Core Bond Fund
Class R6	164,782	$ 1,702
Seix Floating Rate High Income Fund
Class R6	764,358	6,625
Seix Total Return Bond Fund
Class R6	1,085,580	11,011
Seix U.S. Government Securities Ultra-Short Bond Fund
Class R6	167,766	1,681
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2018.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2018, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 23,024	$ 25,257
Seix Corporate Bond Fund	12,056	10,612
Seix Floating Rate High Income Fund	3,056,229	2,393,164
Seix Georgia Tax-Exempt Bond Fund	18,235	20,729
Seix High Grade Municipal Bond Fund	50,331	56,009
Seix High Income Fund	180,329	236,618
Seix High Yield Fund	142,257	219,870
Seix Investment Grade Tax-Exempt Bond Fund	198,492	228,369
Seix North Carolina Tax-Exempt Bond Fund	10,271	12,299
Seix Short-Term Bond Fund	1,497	3,696
Seix Short-Term Municipal Bond Fund	3,434	9,963
Seix Total Return Bond Fund	111,335	161,704
Seix U.S. Government Securities Ultra-Short Bond Fund	195,437	213,087
Seix U.S. Mortgage Fund	503	402
Seix Ultra-Short Bond Fund	28,029	25,985
Seix Virginia Intermediate Municipal Bond Fund	7,025	10,426
The purchases and sales of long term U.S. Government and agency securities for the fiscal period ended June 30, 2018, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$133,765	$151,960
Seix Corporate Bond Fund	4,753	4,762
Seix Short-Term Bond Fund	3,117	3,044
Seix Total Return Bond Fund	497,434	572,845

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Purchases	Sales
Seix U.S. Mortgage Fund	$ 14,262	$ 14,435
Seix Ultra-Short Bond Fund	3,452	8,187
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	47	$ 490	142	$ 1,506	160	$ 1,723
Reinvestment of distributions	7	74	11	118	29	305
Shares repurchased	(97)	(1,005)	(340)	(3,616)	(144)	(1,551)
Net Increase / (Decrease)	(43)	$ (441)	(187)	$ (1,992)	45	$ 477
Class I
Sale of shares	915	$ 9,522	3,207	$ 34,123	3,326	$ 36,165
Reinvestment of distributions	183	1,890	272	2,900	749	7,981
Shares repurchased	(3,074)	(31,915)	(4,868)	(51,879)	(8,708)	(94,476)
Net Increase / (Decrease)	(1,976)	$ (20,503)	(1,389)	$ (14,856)	(4,633)	$ (50,330)
Class R
Sale of shares	20	$ 205	31	$ 331	27	$ 293
Reinvestment of distributions	3	26	3	35	10	107
Shares repurchased	(21)	(214)	(33)	(355)	(59)	(632)
Net Increase / (Decrease)	2	$ 17	1	$ 11	(22)	$ (232)
Class R6
Sale of shares	19	$ 193	217	$ 2,323	122	$ 1,335
Reinvestment of distributions	4	39	4	42	4	42
Shares repurchased	(33)	(340)	(41)	(438)	(1)	(6)
Net Increase / (Decrease)	(10)	$ (108)	180	$ 1,927	125	$ 1,371

	Seix Corporate Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	4	$ 37	20	$ 173	95	$ 843
Reinvestment of distributions	1	5	2	13	2	13
Shares repurchased	(5)	(46)	(49)	(423)	(87)	(762)
Net Increase / (Decrease)	— (2)	$ (4)	(27)	$ (237)	10	$ 94
Class C
Sale of shares	3	$ 23	9	$ 81	12	$ 106
Reinvestment of distributions	10	81	24	210	26	223
Shares repurchased	(56)	(469)	(138)	(1,215)	(144)	(1,246)
Net Increase / (Decrease)	(43)	$ (365)	(105)	$ (924)	(106)	$ (917)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Seix Corporate Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	331	$ 2,751	131	$ 1,154	828	$ 7,180
Reinvestment of distributions	18	151	42	366	47	409
Shares repurchased	(114)	(944)	(674)	(5,954)	(469)	(4,092)
Net Increase / (Decrease)	235	$ 1,958	(501)	$ (4,434)	406	$ 3,497

	Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	2,543	$ 22,165	3,509	$ 30,655	7,680	$ 66,617
Reinvestment of distributions	246	2,142	415	3,623	705	6,095
Shares repurchased	(3,128)	(27,281)	(6,387)	(55,749)	(10,072)	(87,425)
Net Increase / (Decrease)	(339)	$ (2,974)	(2,463)	$ (21,471)	(1,687)	$ (14,713)
Class C
Sale of shares	566	$ 4,934	738	$ 6,434	1,370	$ 11,881
Reinvestment of distributions	94	821	137	1,199	203	1,758
Shares repurchased	(897)	(7,825)	(1,460)	(12,746)	(1,690)	(14,592)
Net Increase / (Decrease)	(237)	$ (2,070)	(585)	$ (5,113)	(117)	$ (953)
Class I
Sale of shares	124,905	$ 1,089,034	138,184	$ 1,206,418	289,064	$ 2,509,599
Reinvestment of distributions	10,585	92,214	14,356	125,246	15,590	134,820
Shares repurchased	(80,135)	(698,689)	(139,520)	(1,217,362)	(160,237)	(1,379,328)
Net Increase / (Decrease)	55,355	$ 482,559	13,020	$ 114,302	144,417	$ 1,265,091
Class R6
Sale of shares	20,221	$ 176,308	47,124	$ 411,562	84,999	$ 737,727
Reinvestment of distributions	2,158	18,815	3,094	27,019	3,072	26,613
Shares repurchased	(25,799)	(225,144)	(52,785)	(460,939)	(74,014)	(639,567)
Net Increase / (Decrease)	(3,420)	$ (30,021)	(2,567)	$ (22,358)	14,057	$ 124,773

	Seix Georgia Tax-Exempt Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	22	$ 227	5	$ 50	14	$ 147
Reinvestment of distributions	4	43	7	80	13	138
Shares repurchased	(19)	(202)	(62)	(654)	(22)	(241)
Net Increase / (Decrease)	7	$ 68	(50)	$ (524)	5	$ 44

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Seix Georgia Tax-Exempt Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	424	$ 4,406	588	$ 6,223	1,619	$ 17,390
Reinvestment of distributions	52	541	220	2,331	382	4,085
Shares repurchased	(872)	(9,057)	(1,423)	(15,042)	(3,068)	(32,727)
Net Increase / (Decrease)	(396)	$ (4,110)	(615)	$ (6,488)	(1,067)	$ (11,252)

	Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	6	$ 74	82	$ 973	203	$ 2,544
Reinvestment of distributions	12	136	15	182	57	673
Shares repurchased	(66)	(771)	(462)	(5,496)	(342)	(4,168)
Net Increase / (Decrease)	(48)	$ (561)	(365)	$ (4,341)	(82)	$ (951)
Class I
Sale of shares	574	$ 6,730	945	$ 11,233	2,707	$ 32,497
Reinvestment of distributions	97	1,127	110	1,304	355	4,179
Shares repurchased	(1,113)	(13,022)	(1,451)	(17,194)	(4,399)	(52,781)
Net Increase / (Decrease)	(442)	$ (5,165)	(396)	$ (4,657)	(1,337)	$ (16,105)

	Seix High Income Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	819	$ 5,259	1,524	$ 9,892	9,702	$ 61,422
Reinvestment of distributions	83	534	258	1,678	444	2,825
Shares repurchased	(2,627)	(17,006)	(7,013)	(45,526)	(7,716)	(48,627)
Net Increase / (Decrease)	(1,725)	$ (11,213)	(5,231)	$ (33,956)	2,430	$ 15,620
Class I
Sale of shares	6,888	$ 44,537	17,529	$ 113,774	36,932	$ 233,696
Reinvestment of distributions	1,562	10,019	2,947	19,166	4,836	30,650
Shares repurchased	(16,615)	(107,240)	(31,340)	(203,598)	(63,396)	(399,905)
Net Increase / (Decrease)	(8,165)	$ (52,684)	(10,864)	$ (70,658)	(21,628)	$ (135,559)
Class R
Sale of shares	380	$ 2,478	119	$ 774	422	$ 2,687
Reinvestment of distributions	52	333	83	543	129	822
Shares repurchased	(306)	(1,973)	(614)	(3,990)	(738)	(4,668)
Net Increase / (Decrease)	126	$ 838	(412)	$ (2,673)	(187)	$ (1,159)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Seix High Income Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Sale of shares	73	$ 466	571	$ 3,709	3,829	$ 23,657
Reinvestment of distributions	19	118	29	187	157	997
Shares repurchased	(200)	(1,284)	(334)	(2,169)	(3,536)	(22,677)
Net Increase / (Decrease)	(108)	$ (700)	266	$ 1,727	450	$ 1,977

	Seix High Yield Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	354	$ 2,886	407	$ 3,348	584	$ 4,707
Reinvestment of distributions	13	101	20	167	36	285
Shares repurchased	(457)	(3,727)	(603)	(4,947)	(839)	(6,679)
Net Increase / (Decrease)	(90)	$ (740)	(176)	$ (1,432)	(219)	$ (1,687)
Class I
Sale of shares	3,920	$ 32,531	7,644	$ 64,282	26,285	$ 215,421
Reinvestment of distributions	1,091	9,019	1,888	15,904	2,744	22,584
Shares repurchased	(10,572)	(87,733)	(19,342)	(162,739)	(38,319)	(314,503)
Net Increase / (Decrease)	(5,561)	$ (46,183)	(9,810)	$ (82,553)	(9,290)	$ (76,498)
Class R
Reinvestment of distributions	1	$ 2	1	$ 5	2	$ 14
Shares repurchased	(5)	(40)	(2)	(17)	(60)	(484)
Net Increase / (Decrease)	(4)	$ (38)	(1)	$ (12)	(58)	$ (470)
Class R6
Sale of shares	—	$ —	263	$ 2,219	5,141	$ 42,159
Reinvestment of distributions	36	302	158	1,329	78	649
Shares repurchased	(5,261)	(43,509)	(171)	(1,442)	(118)	(971)
Net Increase / (Decrease)	(5,225)	$ (43,207)	250	$ 2,106	5,101	$ 41,837

	Seix Investment Grade Tax-Exempt Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	5	$ 53	50	$ 595	90	$ 1,088
Reinvestment of distributions	13	154	20	239	70	826
Shares repurchased	(60)	(697)	(869)	(10,243)	(451)	(5,429)
Net Increase / (Decrease)	(42)	$ (490)	(799)	$ (9,409)	(291)	$ (3,515)
Class I
Sale of shares	6,997	$ 80,640	5,989	$ 70,386	16,053	$ 191,642
Reinvestment of distributions	577	6,626	764	8,968	2,015	23,781
Shares repurchased	(9,154)	(105,553)	(11,870)	(139,341)	(24,907)	(295,166)
Net Increase / (Decrease)	(1,580)	$ (18,287)	(5,117)	$ (59,987)	(6,839)	$ (79,743)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Seix North Carolina Tax-Exempt Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	4	$ 41	7	$ 73	209	$ 2,227
Reinvestment of distributions	1	6	2	17	7	67
Shares repurchased	(103)	(1,013)	(84)	(848)	(46)	(455)
Net Increase / (Decrease)	(98)	$ (966)	(75)	$ (758)	170	$ 1,839
Class I
Sale of shares	237	$ 2,346	248	$ 2,519	732	$ 7,454
Reinvestment of distributions	13	129	47	478	114	1,156
Shares repurchased	(393)	(3,878)	(406)	(4,125)	(1,384)	(14,089)
Net Increase / (Decrease)	(143)	$ (1,403)	(111)	$ (1,128)	(538)	$ (5,479)

	Seix Short-Term Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	13	$ 123	9	$ 84	48	$ 481
Reinvestment of distributions	1	13	1	14	1	13
Shares repurchased	(58)	(566)	(19)	(185)	(28)	(279)
Net Increase / (Decrease)	(44)	$ (430)	(9)	$ (87)	21	$ 215
Class C
Sale of shares	7	$ 68	23	$ 229	9	$ 87
Reinvestment of distributions	1	3	—	3	—	—
Shares repurchased	(47)	(457)	(28)	(279)	(51)	(509)
Net Increase / (Decrease)	(39)	$ (386)	(5)	$ (47)	(42)	$ (422)
Class I
Sale of shares	89	$ 870	808	$ 8,019	1,738	$ 17,312
Reinvestment of distributions	5	49	22	218	37	367
Shares repurchased	(228)	(2,223)	(5,269)	(52,322)	(1,516)	(15,114)
Net Increase / (Decrease)	(134)	$ (1,304)	(4,439)	$ (44,085)	259	$ 2,565

	Seix Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	50	$ 497	53	$ 528	21	$ 210
Reinvestment of distributions	1	7	1	10	2	18
Shares repurchased	(69)	(680)	(58)	(579)	(578)	(5,742)
Net Increase / (Decrease)	(18)	$ (176)	(4)	$ (41)	(555)	$ (5,514)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Seix Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	100	$ 987	937	$ 9,338	1,181	$ 11,750
Reinvestment of distributions	10	101	12	116	12	114
Shares repurchased	(1,098)	(10,857)	(481)	(4,787)	(1,728)	(17,210)
Net Increase / (Decrease)	(988)	$ (9,769)	468	$ 4,667	(535)	$ (5,346)

	Seix Total Return Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	129	$ 1,356	256	$ 2,775	489	$ 5,404
Reinvestment of distributions	8	83	22	235	80	869
Shares repurchased	(251)	(2,649)	(1,583)	(17,214)	(972)	(10,769)
Net Increase / (Decrease)	(114)	$ (1,210)	(1,305)	$ (14,204)	(403)	$ (4,496)
Class I
Sale of shares	3,162	$ 32,270	9,963	$ 104,413	23,029	$ 245,458
Reinvestment of distributions	589	5,984	1,113	11,666	2,937	30,888
Shares repurchased	(17,608)	(179,466)	(21,632)	(226,876)	(41,093)	(438,060)
Net Increase / (Decrease)	(13,857)	$ (141,212)	(10,556)	$ (110,797)	(15,127)	$ (161,714)
Class R
Sale of shares	199	$ 2,028	297	$ 3,111	683	$ 7,286
Reinvestment of distributions	23	228	40	423	136	1,422
Shares repurchased	(492)	(4,999)	(1,065)	(11,149)	(1,749)	(18,551)
Net Increase / (Decrease)	(270)	$ (2,743)	(728)	$ (7,615)	(930)	$ (9,843)
Class R6
Sale of shares	289	$ 2,943	5,870	$ 61,786	5,600	$ 59,720
Reinvestment of distributions	138	1,404	180	1,889	318	3,323
Shares repurchased	(810)	(8,245)	(1,820)	(19,125)	(1,484)	(15,706)
Net Increase / (Decrease)	(383)	$ (3,898)	4,230	$ 44,550	4,434	$ 47,337

	Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	24,577	$ 245,962	35,471	$ 355,547	50,879	$ 510,268
Reinvestment of distributions	1,032	10,327	1,196	11,988	1,293	12,962
Shares repurchased	(26,417)	(264,384)	(38,900)	(389,928)	(71,148)	(713,432)
Net Increase / (Decrease)	(808)	$ (8,095)	(2,233)	$ (22,393)	(18,976)	$ (190,202)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Sale of shares	1,728	$ 17,313	5,174	$ 51,935	4,059	$ 40,750
Reinvestment of distributions	30	303	51	512	7	71
Shares repurchased	(2,876)	(28,815)	(4,182)	(41,965)	(814)	(8,168)
Net Increase / (Decrease)	(1,118)	$ (11,199)	1,043	$ 10,482	3,252	$ 32,653

	Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	114	$ 1,236	14	$ 156	111	$ 1,252
Reinvestment of distributions	3	25	4	43	11	121
Shares repurchased	(12)	(128)	(111)	(1,235)	(378)	(4,187)
Net Increase / (Decrease)	105	$ 1,133	(93)	$ (1,036)	(256)	$ (2,814)
Class C
Sale of shares	2	$ 26	2	$ 27	6	$ 63
Reinvestment of distributions	3	26	4	38	5	55
Shares repurchased	(14)	(150)	(58)	(642)	(107)	(1,205)
Net Increase / (Decrease)	(9)	$ (98)	(52)	$ (577)	(96)	$ (1,087)
Class I
Sale of shares	198	$ 2,163	379	$ 4,236	309	$ 3,480
Reinvestment of distributions	20	224	27	300	40	449
Shares repurchased	(214)	(2,332)	(283)	(3,162)	(975)	(10,975)
Net Increase / (Decrease)	4	$ 55	123	$ 1,374	(626)	$ (7,046)

	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	2,031	$ 20,239	1,464	$ 14,594	8,013	$ 79,739
Reinvestment of distributions	47	461	64	638	97	966
Shares repurchased	(2,542)	(25,318)	(4,327)	(43,118)	(9,911)	(98,619)
Net Increase / (Decrease)	(464)	$ (4,618)	(2,799)	$ (27,886)	(1,801)	$ (17,914)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Seix Virginia Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	14	$ 129	30	$ 284	39	$ 383
Reinvestment of distributions	6	57	11	104	19	187
Shares repurchased	(64)	(599)	(68)	(653)	(112)	(1,102)
Net Increase / (Decrease)	(44)	$ (413)	(27)	$ (265)	(54)	$ (532)
Class I
Sale of shares	361	$ 3,397	532	$ 5,124	1,488	$ 14,610
Reinvestment of distributions	22	207	37	357	106	1,024
Shares repurchased	(916)	(8,583)	(1,434)	(13,817)	(3,206)	(31,087)
Net Increase / (Decrease)	(533)	$ (4,979)	(865)	$ (8,336)	(1,612)	$ (15,453)
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Shares are less than 500.
Note 7. 10% Shareholders
As of June 30, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Seix Core Bond Fund	58%	2
Seix Corporate Bond Fund	81	3
Seix Floating Rate High Income Fund	29	1
Seix High Grade Municipal Bond Fund	58	3
Seix High Income Fund	53	1
Seix High Yield Fund	66	2
Seix Investment Grade Tax-Exempt Bond Fund	65	3
Seix North Carolina Tax-Exempt Bond Fund	77	3
Seix Short-Term Bond Fund	39	2
Seix Short-Term Municipal Bond Fund	85	3
Seix Total Return Bond Fund	32	1
Seix U.S. Government Securities Ultra-Short Bond Fund	56	1
Seix U.S. Mortgage Fund	63	2
Seix Ultra-Short Bond Fund	48	2
Seix Virginia Intermediate Municipal Bond Fund	77	3
Note 8. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
At June 30, 2018, the following Funds held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Seix Corporate Bond Fund	Financials	32%
Seix Ultra-Short Bond Fund	Financials	27
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Illiquid and Restricted Securities
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Funds. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Funds held securities considered to be illiquid at June 30, 2018:
Fund	Aggregate Value	% of Fund’s net assets
Seix Floating Rate High Income Fund	$79,568	1.2%
Seix High Income Fund	10,032	2.7
Seix High Yield Fund	5,803	1.6
At June 30, 2018, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). $100,000 of the LOC was reserved for the Virtus Seix Floating Rate High Income Fund (“Seix Floating Rate Fund”). On March 15, 2018, the Trust, on behalf of Seix Floating Rate Fund, entered into a separate $150,000 line of credit for that Fund and the original Credit Agreement was reduced to $150,000. Each Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each fund’s total net assets in accordance with the terms of the agreement. Each Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
No Funds made borrowings under this Credit Agreement during the period and no Fund had any outstanding borrowings under this Credit Agreement as of June 30, 2018.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 174,080	$ 1,090	$ (2,399)	$ (1,309)
Seix Corporate Bond Fund	16,230	79	(393)	(314)
Seix Floating Rate High Income Fund	6,864,431	32,280	(141,848)	(109,568)
Seix Georgia Tax-Exempt Bond Fund	81,185	1,604	(428)	1,176

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Fund	Federal tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix High Grade Municipal Bond Fund	$ 79,122	$ 1,190	$ (173)	$ 1,017
Seix High Income Fund	374,900	7,879	(13,185)	(5,306)
Seix High Yield Fund	357,668	5,413	(10,470)	(5,057)
Seix Investment Grade Tax-Exempt Bond Fund	454,214	4,663	(2,502)	2,161
Seix North Carolina Tax-Exempt Bond Fund	19,184	167	(216)	(49)
Seix Short-Term Bond Fund	9,601	(2)	(94)	(96)
Seix Short-Term Municipal Bond Fund	22,153	9	(107)	(98)
Seix Total Return Bond Fund	698,727	6,919	(7,725)	(806)
Seix U.S. Government Securities Ultra-Short Bond Fund	1,355,170	5,758	(2,240)	3,518
Seix U.S. Mortgage Fund	25,347	31	(418)	(387)
Seix Ultra-Short Bond Fund	54,729	118	(83)	35
Seix Virginia Intermediate Municipal Bond Fund	33,845	723	(148)	575
Certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	2018		No Expiration		Total
	Short - Term	Long-Term	Short - Term	Long-Term	Short - Term	Long-Term
Seix Core Bond Fund	$ —	$—	$ 1,358	$ —	$ 1,358	$ —
Seix Floating Rate High Income Fund	—	—	52,846	190,139	52,846	190,139
Seix High Income Fund	—	—	19,716	61,059	19,716	61,059
Seix High Yield Fund	—	—	16,531	43,101	16,531	43,101
Seix Short-Term Bond Fund	—	—	133	—	133	—
Seix Total Return Bond Fund	—	—	9,701	—	9,701	—
Seix U.S. Government Securities Ultra-Short Bond Fund	8,408	—	5,357	—	13,765	—
Seix U.S. Mortgage Fund	—	—	63	—	63	—
Seix Ultra-Short Bond Fund	451	—	—	—	451	—
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryforwards.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Investment Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date these financial statements were available for issuance and has determined that, except as set forth below, there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
On July 23, 2018, the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund each began offering Class A shares. Such Class A shares carry no sales charge but are subject to a Rule 12b-1 Plan. The Adviser has agreed to limit the expenses of the Class A shares of each of these Funds to the following amounts, subject to the same terms and conditions discussed in these financial statements with respect to expense limitation arrangements including recapture:
U.S. Government Securities Ultra-Short Bond Fund: 0.66%
U.S. Ultra-Short Bond Fund: 0.65%

Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund,
Virtus Seix Investment Grade Tax-Exempt Bond Fund,
Virtus Seix North Carolina Tax-Exempt Bond Fund and Virtus Seix Virginia Intermediate
Municipal Bond Fund, each a series of Virtus Asset Trust
Supplement dated June 7, 2018 to the Prospectuses dated April 30, 2018, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective June 7, 2018, Dusty Self is added as portfolio manager of Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund and Virtus Seix Virginia Intermediate
Municipal Bond Fund (the “Funds”).
The following disclosure is hereby added under “Portfolio Management” in the summary prospectuses for each of the Funds, and in the summary sections of the Funds’ statutory prospectus:
> Dusty Self, Managing Director and Portfolio Manager of Seix, has co-managed the fund since June 2018.
In the section “Portfolio Management” on pages 172 and 173 of the statutory prospectus, the table under the subheading “Seix” is hereby amended for the Funds with the following:
Virtus Seix Georgia Tax-Exempt Bond Fund	Chris Carter (since 2003) Dusty Self (since June 2018)
Virtus Seix High Grade Municipal Bond Fund	Ronald Schwartz (since 1994) Dusty Self (since June 2018)
Virtus Seix Investment Grade Tax-Exempt Bond Fund	Ronald Schwartz (since 1992) Dusty Self (since June 2018)
Virtus Seix North Carolina Tax-Exempt Bond Fund	Chris Carter (since 2005) Dusty Self (since June 2018)
Virtus Seix Virginia Intermediate Municipal Bond Fund	Chris Carter (since 2011) Dusty Self (since June 2018)
All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.
Investors should retain this supplement for future reference.
VAT 8622/SeixPMChanges (6/2018)

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Roger A. Gelfenbien
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
100 Pearl Street
Hartford, CT 06103-4506
Principal Underwriter
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Administrator and Transfer Agent
Virtus Fund Services, LLC
100 Pearl Street
Hartford, CT 06103-4506
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please call your financial representative, contact us
at 1-800-243-1574, or visit Virtus.com.
8636	06-18

SEMI-ANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2018
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund
Virtus WCM International Equity Fund
Virtus Zevenbergen Innovative Growth Stock Fund
Virtus Conservative Allocation Strategy Fund
Virtus Growth Allocation Strategy Fund
Not FDIC Insured
No Bank Guarantee
May Lose Value

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	5
Portfolio Holdings Summary Weightings	6
Schedules of Investments	8
Virtus Ceredex Large-Cap Value Equity Fund (“Ceredex Large-Cap Value Equity Fund”)	8
Virtus Ceredex Mid-Cap Value Equity Fund (“Ceredex Mid-Cap Value Equity Fund”)	10
Virtus Ceredex Small-Cap Value Equity Fund (“Ceredex Small-Cap Value Equity Fund”)	12
Virtus Silvant Large-Cap Growth Stock Fund (“Silvant Large-Cap Growth Stock Fund”)	14
Virtus Silvant Small-Cap Growth Stock Fund (“Silvant Small-Cap Growth Stock Fund”)	15
Virtus WCM International Equity Fund (“WCM International Equity Fund”)	17
Virtus Zevenbergen Innovative Growth Stock Fund (“Zevenbergen Innovative Growth Stock Fund”)	19
Virtus Conservative Allocation Strategy Fund (“Conservative Allocation Strategy Fund”)	20
Virtus Growth Allocation Strategy Fund (“Growth Allocation Strategy Fund”)	21
Statements of Assets and Liabilities	22
Statements of Operations	27
Statements of Changes in Net Assets	32
Financial Highlights	37
Notes to Financial Statements	44
Results of Shareholder Meeting	61
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Form N-Q Information
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this semiannual report that reviews the performance of your Fund(s) for the six months ended June 30, 2018.
U.S. economic growth and strong corporate earnings were strong themes during the period, which began on an optimistic note following the sweeping tax overhaul signed into law at the end of 2017. As growth heated up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Global trade war concerns sparked by the Trump administration’s tariff talk caused markets to remain unsettled into March before resuming an upward course. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March—and again in June—to end at 2.00%, its highest level in nearly a decade.
For the six months ended June 30, 2018, U.S. small-cap stocks, as measured by the Russell 2000® Index, returned 7.66%, outpacing large-cap stocks, which returned 2.65%, as measured by the S&P 500® Index. Within international equities, both emerging and developed markets declined, with the MSCI EAFE® Index (net) down 2.75% and the MSCI Emerging Markets Index (net) down 6.66%.
Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.85% at June 30, 2018, up from 2.40% at December 31, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.62% for the six months. Non-investment grade bonds eked out a slightly positive return of 0.16%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
August 2018
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2018 TO June 30, 2018
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
Class A	$1,000.00	$ 972.50	1.24%	$ 6.06
Class C	1,000.00	970.50	1.72	8.40
Class I	1,000.00	974.00	0.97	4.75
Class R6	1,000.00	975.30	0.72	3.53
Ceredex Mid-Cap Value Equity Fund
Class A	1,000.00	1,027.60	1.38	6.94
Class C	1,000.00	1,025.90	1.79	8.99
Class I	1,000.00	1,028.80	1.02	5.13
Class R6	1,000.00	1,030.40	0.79	3.98
Ceredex Small-Cap Value Equity Fund
Class A	1,000.00	1,039.70	1.47	7.43
Class C	1,000.00	1,038.60	1.90	9.60
Class I	1,000.00	1,042.40	1.19	6.03
Silvant Large-Cap Growth Stock Fund
Class A	1,000.00	1,090.20	1.23	6.37
Class C	1,000.00	1,084.90	1.90	9.82
Class I	1,000.00	1,091.00	0.97	5.03
Class R6	1,000.00	1,090.20	0.90	4.66
Silvant Small-Cap Growth Stock Fund
Class A	1,000.00	1,086.10	1.42	7.34
Class C	1,000.00	1,079.90	2.08	10.73
Class I	1,000.00	1,087.30	1.30	6.73
WCM International Equity Fund
Class A	1,000.00	1,022.00	1.42	7.12
Class I	1,000.00	1,023.40	1.20	6.02
Class R6	1,000.00	1,023.10	1.10	5.52
Zevenbergen Innovative Growth Stock Fund
Class A	1,000.00	1,242.60	1.50	8.34
Class I	1,000.00	1,244.20	1.30	7.23
Conservative Allocation Strategy Fund
Class A	1,000.00	1,000.60	0.60	2.98
Class C	1,000.00	997.20	1.30	6.44
Class I	1,000.00	1,001.40	0.30	1.49
2

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2018 TO June 30, 2018
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Growth Allocation Strategy Fund
Class A	$1,000.00	$1,003.70	0.69%	$ 3.43
Class C	1,000.00	1,000.50	1.30	6.45
Class I	1,000.00	1,004.70	0.50	2.49

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
Class A	$ 1,000.00	$ 1,018.65	1.24%	$ 6.21
Class C	1,000.00	1,016.27	1.72	8.60
Class I	1,000.00	1,019.98	0.97	4.86
Class R6	1,000.00	1,021.22	0.72	3.61
Ceredex Mid-Cap Value Equity Fund
Class A	1,000.00	1,017.95	1.38	6.90
Class C	1,000.00	1,015.92	1.79	8.95
Class I	1,000.00	1,019.74	1.02	5.11
Class R6	1,000.00	1,020.88	0.79	3.96
Ceredex Small-Cap Value Equity Fund
Class A	1,000.00	1,017.51	1.47	7.35
Class C	1,000.00	1,015.37	1.90	9.49
Class I	1,000.00	1,018.89	1.19	5.96
Silvant Large-Cap Growth Stock Fund
Class A	1,000.00	1,018.70	1.23	6.16
Class C	1,000.00	1,015.37	1.90	9.49
Class I	1,000.00	1,019.98	0.97	4.86
Class R6	1,000.00	1,020.33	0.90	4.51
Silvant Small-Cap Growth Stock Fund
Class A	1,000.00	1,017.75	1.42	7.10
Class C	1,000.00	1,014.48	2.08	10.39
Class I	1,000.00	1,018.35	1.30	6.51
WCM International Equity Fund
Class A	1,000.00	1,017.75	1.42	7.10
Class I	1,000.00	1,018.84	1.20	6.01
Class R6	1,000.00	1,019.34	1.10	5.51
Zevenbergen Innovative Growth Stock Fund
Class A	1,000.00	1,017.36	1.50	7.50
Class I	1,000.00	1,018.35	1.30	6.51
Conservative Allocation Strategy Fund
Class A	1,000.00	1,021.82	0.60	3.01
Class C	1,000.00	1,018.35	1.30	6.51
Class I	1,000.00	1,023.31	0.30	1.51
3

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2018 TO June 30, 2018
	Beginning Account Value January 1, 2018	Ending Account value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Growth Allocation Strategy Fund
Class A	$1,000.00	$1,021.37	0.69%	$ 3.46
Class C	1,000.00	1,018.35	1.30	6.51
Class I	1,000.00	1,022.32	0.50	2.51

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
4

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2018
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (REIT)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
5

Virtus Asset Trust
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2018
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2018.
Ceredex Large-Cap Value Equity Fund
Financials	23%
Industrials	13
Health Care	13
Energy	12
Information Technology	9
Materials	7
Consumer Staples	5
Other (includes short-term investment)	18
Total	100%
Ceredex Mid-Cap Value Equity Fund
Financials	16%
Health Care	14
Industrials	13
Utilities	10
Real Estate	10
Energy	9
Information Technology	9
Other (includes short-term investment)	19
Total	100%

Ceredex Small-Cap Value Equity Fund
Industrials	28%
Consumer Discretionary	17
Real Estate	15
Financials	15
Consumer Staples	12
Health Care	6
Information Technology	3
Other (includes short-term investment)	4
Total	100%
Silvant Large-Cap Growth Stock Fund
Information Technology	43%
Consumer Discretionary	18
Health Care	12
Industrials	12
Financials	5
Consumer Staples	4
Energy	2
Other (includes short-term investment)	4
Total	100%

Silvant Small-Cap Growth Stock Fund
Health Care	29%
Information Technology	24
Industrials	17
Consumer Discretionary	11
Financials	6
Materials	6
Consumer Staples	1
Other (includes short-term investment)	6
Total	100%
WCM International Equity Fund
Information Technology	21%
Consumer Discretionary	17
Health Care	15
Industrials	14
Financials	12
Consumer Staples	10
Materials	5
Other (includes short-term investment)	6
Total	100%

Zevenbergen Innovative Growth Stock Fund
Information Technology	42%
Consumer Discretionary	27
Health Care	15
Industrials	6
Financials	3
Short-Term Investment	7
Total	100%
Conservative Allocation Strategy Fund
Fixed Income Funds	62%
Equity Funds	36
Short-Term Investment	2
Total	100%

6

Virtus Asset Trust
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2018
Growth Allocation Strategy Fund
Equity Funds	77%
Fixed Income Funds	22
Short-Term Investment	1
Total	100%
7

Virtus Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—4.0%
Comcast Corp. Class A	757,999	$ 24,870
Omnicom Group, Inc.	564,041	43,019
		67,889

Consumer Staples—5.2%
Mondelez International, Inc. Class A	911,763	37,382
Procter & Gamble Co. (The)	659,714	51,497
		88,879

Energy—12.3%
BP plc Sponsored ADR	384,109	17,539
Chevron Corp.	554,222	70,070
Marathon Petroleum Corp.	732,434	51,388
Royal Dutch Shell plc Class B Sponsored ADR	238,431	17,322
Schlumberger Ltd.	771,032	51,682
		208,001

Financials—23.2%
Allstate Corp. (The)	273,691	24,980
American International Group, Inc.	630,324	33,420
Bank of America Corp.	1,622,066	45,726
BlackRock, Inc.	50,865	25,384
Capital One Financial Corp.	270,232	24,834
Chubb Ltd.	340,738	43,281
Citigroup, Inc.	880,351	58,913
JPMorgan Chase & Co.	628,484	65,488
U.S. Bancorp	503,409	25,180
Wells Fargo & Co.	797,438	44,210
		391,416

Health Care—12.7%
Abbott Laboratories	900,326	54,911
AmerisourceBergen Corp.	351,762	29,995
Humana, Inc.	63,254	18,826
UnitedHealth Group, Inc.	228,988	56,180
Zimmer Biomet Holdings, Inc.	489,017	54,496
		214,408

Industrials—13.7%
Emerson Electric Co.	690,805	47,762
Honeywell International, Inc.	352,552	50,785
Norfolk Southern Corp.	177,348	26,756
Southwest Airlines Co.	517,449	26,328
Stanley Black & Decker, Inc.	245,334	32,583
United Technologies Corp.	377,277	47,171
		231,385

Information Technology—9.5%
Analog Devices, Inc.	267,373	25,646
	Shares	Value

Information Technology—continued
Apple, Inc.	138,815	$ 25,696
Hewlett Packard Enterprise Co.	1,756,653	25,665
Microsoft Corp.	425,439	41,953
Oracle Corp.	939,216	41,382
		160,342

Materials—6.7%
Air Products & Chemicals, Inc.	258,421	40,244
DowDuPont, Inc.	848,199	55,913
Vulcan Materials Co.	137,578	17,756
		113,913

Real Estate—5.2%
Crown Castle International Corp.	549,670	59,266
Simon Property Group, Inc.	170,176	28,962
		88,228

Telecommunication Services—2.7%
Verizon Communications, Inc.	910,024	45,783
Utilities—2.8%
NextEra Energy, Inc.	279,422	46,672
Total Common Stocks (Identified Cost $1,379,604)		1,656,916

Total Long-Term Investments—98.0% (Identified Cost $1,379,604)		1,656,916

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(1)	55,665,639	55,666
Total Short-Term Investment (Identified Cost $55,666)		55,666

TOTAL INVESTMENTS—101.3% (Identified Cost $1,435,270)		1,712,582
Other assets and liabilities, net—(1.3)%		(22,528)
NET ASSETS—100.0%		$1,690,054

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Switzerland	3
United Kingdom	2
Total Investments	100%
† % of total investments as of June 30, 2018
See Notes to Financial Statements.
8

Virtus Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,656,916	$1,656,916
Short-Term Investment	55,666	55,666
Total Investments	$1,712,582	$1,712,582
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
9

Virtus Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—5.7%
Brunswick Corp.	225,000	$ 14,508
Cinemark Holdings, Inc.	1,100,000	38,588
Genuine Parts Co.	385,000	35,339
Interpublic Group of Cos., Inc. (The)	2,500,000	58,600
MGM Resorts International	525,000	15,241
		162,276

Consumer Staples—3.1%
Energizer Holdings, Inc.	900,000	56,664
Kellogg Co.	450,000	31,442
		88,106

Energy—9.3%
Anadarko Petroleum Corp.	575,000	42,119
Andeavor	370,000	48,536
Cabot Oil & Gas Corp.	1,915,000	45,577
Noble Energy, Inc.	1,175,000	41,454
Patterson-UTI Energy, Inc.	1,700,000	30,600
Williams Cos., Inc. (The)	2,200,000	59,642
		267,928

Financials—15.8%
Affiliated Managers Group, Inc.	335,000	49,804
Everest Re Group Ltd.	155,000	35,724
First Republic Bank	815,000	78,884
Hartford Financial Services Group, Inc. (The)	1,150,000	58,800
MB Financial, Inc.	1,415,000	66,081
Pinnacle Financial Partners, Inc.	1,250,000	76,687
Progressive Corp. (The)	715,000	42,292
Willis Towers Watson plc	290,000	43,964
		452,236

Health Care—14.3%
AmerisourceBergen Corp.	1,060,000	90,386
Cooper Cos., Inc. (The)	140,000	32,963
Humana, Inc.	405,000	120,540
Perrigo Co. plc	1,000,000	72,910
Zimmer Biomet Holdings, Inc.	830,000	92,496
		409,295

Industrials—13.5%
Alaska Air Group, Inc.	730,000	44,085
	Shares	Value

Industrials—continued
Dover Corp.	575,000	$ 42,090
Hubbell, Inc.	555,000	58,686
Ingersoll-Rand plc	330,000	29,611
L3 Technologies, Inc.	230,000	44,234
Rockwell Automation, Inc.	210,000	34,908
Schneider National, Inc.	1,700,000	46,767
Stanley Black & Decker, Inc.	440,000	58,436
Wabtec Corp.	300,000	29,574
		388,391

Information Technology—9.0%
Analog Devices, Inc.	420,000	40,286
Cypress Semiconductor Corp.	3,735,000	58,191
Hewlett Packard Enterprise Co.	3,800,000	55,518
Motorola Solutions, Inc.	550,000	64,004
Xilinx, Inc.	630,000	41,114
		259,113

Materials—5.5%
Air Products & Chemicals, Inc.	250,000	38,933
Martin Marietta Materials, Inc.	340,000	75,932
Sealed Air Corp.	1,025,000	43,511
		158,376

Real Estate—10.2%
American Campus Communities, Inc.	1,365,000	58,531
American Homes 4 Rent Class A	3,350,000	74,303
Crown Castle International Corp.	460,000	49,597
Medical Properties Trust, Inc.	3,870,000	54,335
Retail Opportunity Investments Corp.	3,000,000	57,480
		294,246

Utilities—10.3%
CMS Energy Corp.	950,000	44,916
Evergy, Inc.	815,000	45,762
FirstEnergy Corp.	1,400,000	50,274
PPL Corp.	1,900,000	54,245
Sempra Energy	500,000	58,055
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	950,000	$ 43,396
		296,648

Total Common Stocks (Identified Cost $2,566,982)		2,776,615

Total Long-Term Investments—96.7% (Identified Cost $2,566,982)		2,776,615

Short-Term Investment—4.1%
Money Market Mutual Fund—4.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(1)	117,274,398	117,274
Total Short-Term Investment (Identified Cost $117,274)		117,274

TOTAL INVESTMENTS—100.8% (Identified Cost $2,684,256)		2,893,889
Other assets and liabilities, net—(0.8)%		(23,038)
NET ASSETS—100.0%		$2,870,851

Footnote Legend:
(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Ireland	5
Bermuda	1
Total Investments	100%
† % of total investments as of June 30, 2018
See Notes to Financial Statements.
10

Virtus Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,776,615	$2,776,615
Short-Term Investment	117,274	117,274
Total Investments	$2,893,889	$2,893,889
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
11

Virtus Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—101.1%
Consumer Discretionary—16.8%
AMC Entertainment Holdings, Inc. Class A	731,182	$ 11,626
American Eagle Outfitters, Inc.	872,313	20,281
Bloomin’ Brands, Inc.	286,623	5,761
Cheesecake Factory, Inc. (The)	93,484	5,147
Chico’s FAS, Inc.	611,973	4,981
DSW, Inc. Class A	17,025	440
Entravision Communications Corp. Class A	1,024,136	5,121
Lithia Motors, Inc. Class A	161,182	15,243
Meredith Corp.	591,454	30,164
Papa John’s International, Inc.	6,572	333
Ruth’s Hospitality Group, Inc.	77,624	2,177
Scholastic Corp.	119,657	5,302
Sonic Automotive, Inc. Class A	644,199	13,271
Sonic Corp.	14,433	497
Standard Motor Products, Inc.	48,584	2,349
Tupperware Brands Corp.	6,671	275
		122,968

Consumer Staples—12.3%
Andersons, Inc. (The)	134,600	4,603
B&G Foods, Inc.	1,011,393	30,241
Calavo Growers, Inc.	72,776	6,997
Energizer Holdings, Inc.	585,292	36,850
Inter Parfums, Inc.	66,504	3,558
J&J Snack Foods Corp.	21,007	3,203
PriceSmart, Inc.	49,878	4,514
		89,966

Energy—1.0%
SM Energy Co.	301,059	7,734
Financials—15.0%
Artisan Partners Asset Management, Inc. Class A	73,473	2,215
Banco Latinoamericano de Comercio Exterior SA Class E	24,760	609
Bank of Hawaii Corp.	162,218	13,532
Cohen & Steers, Inc.	188,560	7,865
Evercore, Inc. Class A	225,416	23,770
First Interstate BancSystem, Inc. Class A	197,520	8,335
Hanover Insurance Group, Inc. (The)	99,636	11,913
Horace Mann Educators Corp.	266,015	11,864
Kemper Corp.	378,116	28,605
	Shares	Value

Financials—continued
TrustCo Bank Corp. NY	130,768	$ 1,164
		109,872

Health Care—5.9%
Hill-Rom Holdings, Inc.	319,009	27,863
Phibro Animal Health Corp. Class A	338,093	15,569
		43,432

Industrials—28.6%
AAR Corp.	158,066	7,348
ABM Industries, Inc.	10,282	300
Apogee Enterprises, Inc.	293,890	14,157
Astec Industries, Inc.	34,845	2,084
Covanta Holding Corp.	1,149,975	18,975
Cubic Corp.	275,373	17,679
EMCOR Group, Inc.	5,118	390
EnPro Industries, Inc.	74,270	5,195
Federal Signal Corp.	36,836	858
Granite Construction, Inc.	117,816	6,558
Greenbrier Cos., Inc. (The)	146,945	7,751
Herman Miller, Inc.	482,431	16,354
Interface, Inc.	14,498	333
Kelly Services, Inc. Class A	412,373	9,258
Kennametal, Inc.	29,768	1,069
Kforce, Inc.	301,158	10,330
Knoll, Inc.	536,211	11,159
Korn/Ferry International	165,898	10,274
Matthews International Corp. Class A	68,933	4,053
Mueller Water Products, Inc. Class A	31,291	367
Multi-Color Corp.	80,442	5,201
NN, Inc.	46,693	882
Ritchie Bros. Auctioneers, Inc.	277,065	9,453
Simpson Manufacturing Co., Inc.	124,346	7,733
Sun Hydraulics Corp.	113,116	5,451
Tennant Co.	35,622	2,814
Tetra Tech, Inc.	426,002	24,921
Viad Corp.	148,728	8,068
		209,015

Information Technology—3.3%
Badger Meter, Inc.	7,450	333
Daktronics, Inc.	460,299	3,917
Plantronics, Inc.	257,812	19,658
		23,908

Materials—2.6%
Carpenter Technology Corp.	127,333	6,694
Commercial Metals Co.	112,798	2,381
	Shares	Value

Materials—continued
Haynes International, Inc.	55,782	$ 2,050
Hecla Mining Co.	2,343,197	8,154
		19,279

Real Estate—15.4%
Alexander & Baldwin, Inc.	302,866	7,117
DiamondRock Hospitality Co.	451,986	5,550
Education Realty Trust, Inc.	552,140	22,914
Monmouth Real Estate Investment Corp.	44,154	730
Outfront Media, Inc.	899,686	17,499
Physicians Realty Trust	1,305,483	20,810
Retail Opportunity Investments Corp.	427,787	8,196
Tanger Factory Outlet Centers, Inc.	873,408	20,516
Taubman Centers, Inc.	157,299	9,243
		112,575

Utilities—0.2%
ALLETE, Inc.	5,715	442
NorthWestern Corp.	14,337	821
		1,263

Total Common Stocks (Identified Cost $556,262)		740,012

Total Long-Term Investments—101.1% (Identified Cost $556,262)		740,012

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(1)	542,766	543
Total Short-Term Investment (Identified Cost $543)		543

TOTAL INVESTMENTS—101.2% (Identified Cost $556,805)		740,555
Other assets and liabilities, net—(1.2)%		(8,630)
NET ASSETS—100.0%		$731,925

Footnote Legend:
(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
See Notes to Financial Statements.
12

Virtus Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$740,012	$740,012
Short-Term Investment	543	543
Total Investments	$740,555	$740,555
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
13

Virtus Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Consumer Discretionary—18.3%
Amazon.com, Inc.(1)	5,627	$ 9,565
Booking Holdings, Inc.(1)	861	1,745
Comcast Corp. Class A	55,152	1,809
Horton (D.R.), Inc.	24,990	1,025
Las Vegas Sands Corp.	25,400	1,940
Netflix, Inc.(1)	8,260	3,233
O’Reilly Automotive, Inc.(1)	3,940	1,078
Royal Caribbean Cruises Ltd.	7,930	822
Walt Disney Co. (The)	19,485	2,042
		23,259

Consumer Staples—4.0%
Colgate-Palmolive Co.	16,757	1,086
Costco Wholesale Corp.	10,933	2,285
Estee Lauder Cos., Inc. (The) Class A	11,514	1,643
		5,014

Energy—1.6%
Devon Energy Corp.	13,541	595
EOG Resources, Inc.	11,158	1,389
		1,984

Financials—5.5%
American Express Co.	13,185	1,292
Charles Schwab Corp. (The)	39,390	2,013
Goldman Sachs Group, Inc. (The)	3,432	757
Morgan Stanley	29,708	1,408
SunTrust Banks, Inc.	22,070	1,457
		6,927

Health Care—12.3%
Agilent Technologies, Inc.	11,184	692
Alexion Pharmaceuticals, Inc.(1)	9,947	1,235
Align Technology, Inc.(1)	3,638	1,245
Biogen, Inc.(1)	6,061	1,759
Bristol-Myers Squibb Co.	28,572	1,581
Edwards Lifesciences Corp.(1)	14,798	2,154
	Shares	Value

Health Care—continued
Intuitive Surgical, Inc.(1)	3,250	$ 1,555
Mettler-Toledo International, Inc.(1)	1,899	1,099
UnitedHealth Group, Inc.	12,295	3,016
Vertex Pharmaceuticals, Inc.(1)	7,362	1,251
		15,587

Industrials—12.1%
A.O. Smith Corp.	21,790	1,289
Boeing Co. (The)	6,317	2,119
Cummins, Inc.	10,079	1,340
Deere & Co.	10,890	1,522
Emerson Electric Co.	22,398	1,549
Fortune Brands Home & Security, Inc.	12,154	653
Honeywell International, Inc.	19,258	2,774
IHS Markit Ltd.(1)	17,615	909
Knight-Swift Transportation Holdings, Inc.	27,131	1,037
Waste Management, Inc.	10,383	845
Xylem, Inc.	20,103	1,354
		15,391

Information Technology—43.4%
Adobe Systems, Inc.(1)	13,319	3,247
Alphabet, Inc. Class A(1)	3,321	3,750
Alphabet, Inc. Class C(1)	3,416	3,811
Analog Devices, Inc.	16,181	1,552
Apple, Inc.	36,573	6,770
Applied Materials, Inc.	32,883	1,519
Autodesk, Inc.(1)	15,901	2,084
Cognex Corp.	11,409	509
Corning, Inc.	32,018	881
Facebook, Inc. Class A(1)	33,042	6,421
Microchip Technology, Inc.	17,047	1,550
Microsoft Corp.	87,457	8,624
NVIDIA Corp.	10,002	2,370
salesforce.com, Inc.(1)	17,529	2,391
Splunk, Inc.(1)	16,444	1,630
Universal Display Corp.	12,645	1,087
Visa, Inc. Class A	41,670	5,519
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(1)	11,285	$ 1,367
		55,082

Materials—1.5%
Air Products & Chemicals, Inc.	3,563	555
Vulcan Materials Co.	10,931	1,411
		1,966

Real Estate—0.6%
Equinix, Inc.	1,772	762
Total Common Stocks (Identified Cost $66,430)		125,972

Total Long-Term Investments—99.3% (Identified Cost $66,430)		125,972

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(2)	1,058,307	1,058
Total Short-Term Investment (Identified Cost $1,058)		1,058

TOTAL INVESTMENTS—100.1% (Identified Cost $67,488)		127,030
Other assets and liabilities, net—(0.1)%		(154)
NET ASSETS—100.0%		$126,876

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$125,972	$125,972
Short-Term Investment	1,058	1,058
Total Investments	$127,030	$127,030
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
14

Virtus Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—93.7%
Consumer Discretionary—11.0%
Boyd Gaming Corp.	5,906	$ 205
Cable One, Inc.	407	299
Churchill Downs, Inc.	649	192
Cracker Barrel Old Country Store, Inc.	1,507	235
Denny’s Corp.(1)	25,883	412
iRobot Corp.(1)	1,864	141
Nutrisystem, Inc.	3,951	152
Papa John’s International, Inc.	2,633	134
Sinclair Broadcast Group, Inc. Class A	7,076	228
Texas Roadhouse, Inc.	7,787	510
TopBuild Corp.(1)	4,390	344
Winnebago Industries, Inc.	8,257	335
		3,187

Consumer Staples—1.2%
USANA Health Sciences, Inc.(1)	746	86
WD-40 Co.	1,859	272
		358

Energy—0.3%
ProPetro Holding Corp.(1)	5,617	88
Financials—5.8%
Ameris Bancorp	6,270	335
Cadence BanCorp	6,065	175
First Financial Bankshares, Inc.	5,861	298
Guaranty Bancorp	3,571	106
Heritage Commerce Corp.	17,290	294
Home BancShares, Inc.	21,465	484
		1,692

Health Care—28.5%
AMN Healthcare Services, Inc.(1)	7,578	444
Array BioPharma, Inc.(1)	25,426	427
AxoGen, Inc.(1)	4,648	234
Bio-Techne Corp.	2,301	340
Cantel Medical Corp.	3,847	378
Chemed Corp.	1,589	511
Encompass Health Corp.	8,195	555
Foundation Medicine, Inc.(1)	1,855	254
HealthEquity, Inc.(1)	6,139	461
ICU Medical, Inc.(1)	1,865	548
Insulet Corp.(1)	4,201	360
La Jolla Pharmaceutical Co.(1)	6,353	185
	Shares	Value

Health Care—continued
Loxo Oncology, Inc.(1)	2,975	$ 516
Madrigal Pharmaceuticals, Inc.(1)	481	135
Merit Medical Systems, Inc.(1)	6,356	325
Neurocrine Biosciences, Inc.(1)	4,033	396
Penumbra, Inc.(1)	2,758	381
Portola Pharmaceuticals, Inc.(1)	5,686	215
Sarepta Therapeutics, Inc.(1)	4,393	581
Spark Therapeutics, Inc.(1)	2,120	176
Supernus Pharmaceuticals, Inc.(1)	8,271	495
Ultragenyx Pharmaceutical, Inc.(1)	4,570	351
		8,268

Industrials—17.2%
AAON, Inc.	7,836	261
Air Transport Services Group, Inc.(1)	12,216	276
Alamo Group, Inc.	2,964	268
ASGN, Inc.(1)	3,508	274
Atlas Air Worldwide Holdings, Inc.(1)	3,144	225
Beacon Roofing Supply, Inc.(1)	6,732	287
Brink’s Co. (The)	3,787	302
Dycom Industries, Inc.(1)	5,289	500
Forward Air Corp.	5,419	320
Franklin Electric Co., Inc.	6,541	295
Kennametal, Inc.	5,198	187
Mercury Systems, Inc.(1)	10,519	400
Multi-Color Corp.	4,794	310
Patrick Industries, Inc.(1)	2,280	130
Proto Labs, Inc.(1)	1,834	218
Simpson Manufacturing Co., Inc.	3,603	224
Teledyne Technologies, Inc.(1)	2,687	535
		5,012

Information Technology—24.2%
Coherent, Inc.(1)	928	145
Coupa Software, Inc.(1)	3,351	209
Everbridge, Inc.(1)	4,521	214
Fair Isaac Corp.(1)	3,353	648
Five9, Inc.(1)	9,437	326
II-VI, Inc.(1)	12,387	538
Integrated Device Technology, Inc.(1)	7,032	224
InterXion Holding N.V.(1)	9,316	582
Littelfuse, Inc.	2,826	645
	Shares	Value

Information Technology—continued
MINDBODY, Inc. Class A(1)	4,579	$ 177
Monolithic Power Systems, Inc.	3,211	429
Paycom Software, Inc.(1)	3,440	340
Power Integrations, Inc.	3,918	286
Proofpoint, Inc.(1)	3,103	358
Q2 Holdings, Inc.(1)	13,572	774
Rogers Corp.(1)	3,424	382
Versum Materials, Inc.	10,216	380
ViaSat, Inc.(1)	5,903	388
		7,045

Materials—5.5%
Balchem Corp.	5,551	545
HB Fuller Co.	7,503	403
Quaker Chemical Corp.	2,493	386
W.R. Grace & Co.	3,472	254
		1,588

Total Common Stocks (Identified Cost $19,649)		27,238

Total Long-Term Investments—93.7% (Identified Cost $19,649)		27,238

Short-Term Investment—6.4%
Money Market Mutual Fund—6.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(2)	1,852,445	1,852
Total Short-Term Investment (Identified Cost $1,852)		1,852

TOTAL INVESTMENTS—100.1% (Identified Cost $21,501)		29,090
Other assets and liabilities, net—(0.1)%		(23)
NET ASSETS—100.0%		$29,067

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
See Notes to Financial Statements.
15

Virtus Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$27,238	$27,238
Short-Term Investment	1,852	1,852
Total Investments	$29,090	$29,090
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
16

Virtus WCM International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—96.5%
Australia—4.5%
CSL Ltd.	30,576	$ 4,358
Brazil—1.4%
Raia Drogasil SA	79,500	1,344
Canada—9.0%
Canadian Pacific Railway Ltd.	19,862	3,635
Dollarama, Inc.	46,974	1,821
Shopify, Inc. Class A(1)	22,475	3,279
		8,735

Cayman Islands—3.1%
Tencent Holdings Ltd.	60,540	3,039
Denmark—2.9%
Chr Hansen Holding A/S	30,136	2,774
France—9.2%
Essilor International Cie Generale d’Optique SA	16,188	2,283
LVMH Moet Hennessy Louis Vuitton SE	11,079	3,678
Pernod Ricard SA	17,725	2,893
		8,854

Germany—3.1%
adidas AG	13,727	2,989
Hong Kong—3.6%
AIA Group Ltd.	393,200	3,438
India—3.6%
HDFC Bank Ltd. ADR	33,299	3,497
Ireland—9.0%
Accenture plc Class A	24,874	4,069
ICON plc(1)	20,058	2,658
Ryanair Holdings plc Sponsored ADR(1)	16,928	1,934
		8,661

Italy—1.9%
Luxottica Group SpA	28,715	1,849
Japan—9.0%
FANUC Corp.	11,900	2,365
Keyence Corp.	7,000	3,955
Sysmex Corp.	25,640	2,395
		8,715

Jersey—3.8%
Experian plc	150,856	3,721
Mexico—2.5%
Wal-Mart de Mexico SAB de CV	926,990	2,447
	Shares	Value

Netherlands—5.2%
Core Laboratories N.V.	20,243	$ 2,555
Ferrari N.V.	18,353	2,481
		5,036

Spain—3.2%
Amadeus IT Group SA	25,090	1,973
Industria de Diseno Textil SA	31,721	1,080
		3,053

Sweden—4.1%
Atlas Copco AB Class A	66,770	1,934
Hexagon AB Class B	35,680	1,982
		3,916

Switzerland—8.7%
Chubb Ltd.	25,296	3,213
Nestle SA	39,768	3,082
Sika AG	15,000	2,073
		8,368

Taiwan—3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	84,162	3,077
United Kingdom—3.4%
Compass Group plc	152,508	3,251
United States—2.1%
Mettler-Toledo International, Inc.(1)	3,545	2,051
Total Common Stocks (Identified Cost $73,914)		93,173

Total Long-Term Investments—96.5% (Identified Cost $73,914)		93,173

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%) (2)	3,081,377	3,081
Total Short-Term Investment (Identified Cost $3,081)		3,081

TOTAL INVESTMENTS—99.7% (Identified Cost $76,995)		96,254
Other assets and liabilities, net—0.3%		312
NET ASSETS—100.0%		$96,566
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
France	9%
Canada	9
Japan	9
Ireland	9
Switzerland	9
United States	5
Netherlands	5
Other	45
Total Investments	100%
† % of total investments as of June 30, 2018
See Notes to Financial Statements.
17

Virtus WCM International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Equity Securities:
Common Stocks	$93,173	$55,130	$38,043
Short-Term Investment	3,081	3,081	—
Total Investments	$96,254	$58,211	$38,043
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.
Securities held by the Fund with an end of period value of $27,188 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.
See Notes to Financial Statements.
18

Virtus Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—95.2%
Consumer Discretionary—27.3%
Amazon.com, Inc.(1)	3,600	$ 6,119
lululemon athletica, Inc.(1)	12,500	1,561
MercadoLibre, Inc.	14,000	4,185
Netflix, Inc.(1)	15,600	6,106
Shake Shack, Inc. Class A(1)	24,600	1,628
Tesla, Inc.(1)	13,000	4,459
Wayfair, Inc. Class A(1)	17,550	2,084
		26,142

Financials—3.1%
Charles Schwab Corp. (The)	45,000	2,299
First Republic Bank	6,650	644
		2,943

Health Care—15.8%
BioMarin Pharmaceutical, Inc.(1)	14,000	1,319
Celgene Corp.(1)	10,200	810
Exact Sciences Corp.(1)	74,000	4,424
Medidata Solutions, Inc.(1)	23,000	1,853
Nevro Corp.(1)	19,800	1,581
Portola Pharmaceuticals, Inc.(1)	45,000	1,700
Regeneron Pharmaceuticals, Inc.(1)	1,100	379
Teladoc, Inc.(1)	53,000	3,077
		15,143

Industrials—5.7%
Axon Enterprise, Inc.(1)	6,400	404
CoStar Group, Inc.(1)	3,600	1,486
XPO Logistics, Inc.(1)	35,000	3,506
		5,396

Information Technology—43.3%
2U, Inc.(1)	36,000	3,008
Activision Blizzard, Inc.	25,000	1,908
Adobe Systems, Inc.(1)	5,700	1,390
Alibaba Group Holding Ltd. Sponsored ADR(1)	13,400	2,486
Alphabet, Inc. Class A(1)	1,600	1,807
	Shares	Value

Information Technology—continued
Avalara, Inc.(1)	5,800	$ 309
Facebook, Inc. Class A(1)	17,600	3,420
Monolithic Power Systems, Inc.	20,500	2,740
nLIGHT, Inc.(1)	5,100	169
NVIDIA Corp.	12,400	2,937
Okta, Inc.(1)	32,000	1,612
Paylocity Holding Corp.(1)	17,900	1,054
PayPal Holdings, Inc.(1)	37,800	3,148
Proofpoint, Inc.(1)	12,700	1,464
Sea Ltd. ADR(1)	35,000	525
ServiceNow, Inc.(1)	9,200	1,587
Shopify, Inc. Class A(1)	30,000	4,377
Spotify Technology SA(1)	8,000	1,346
Square, Inc. Class A(1)	14,100	869
Take-Two Interactive Software, Inc.(1)	12,000	1,420
Zillow Group, Inc. Class C(1)	65,000	3,839
		41,415

Total Common Stocks (Identified Cost $71,165)		91,039

Total Long-Term Investments—95.2% (Identified Cost $71,165)		91,039

Short-Term Investment—6.8%
Money Market Mutual Fund—6.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(2)	6,536,867	6,537
Total Short-Term Investment (Identified Cost $6,537)		6,537

TOTAL INVESTMENTS—102.0% (Identified Cost $77,702)		97,576
Other assets and liabilities, net—(2.0)%		(1,925)
NET ASSETS—100.0%		$95,651
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	5
Cayman Islands	3
Sweden	1
Total Investments	100%
† % of total investments as of June 30, 2018
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$91,039	$91,039
Short-Term Investment	6,537	6,537
Total Investments	$97,576	$97,576
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
19

Virtus Conservative Allocation Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—98.2%
Equity Funds—35.9%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	94,936	$ 1,502
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	77,253	992
Virtus Duff & Phelps Global Infrastructure Fund - Class R6	67,295	981
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	44,646	1,348
Virtus KAR Capital Growth Fund - Class R6(2)	73,102	1,340
Virtus KAR International Small-Cap Fund - Class R6	55,367	990
Virtus KAR Small-Cap Growth Fund - Class R6(2)	33,814	1,133
Virtus KAR Small-Cap Value Fund - Class R6	61,270	1,149
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	89,579	1,004
Virtus WCM International Equity Fund - Class R6	133,810	1,652
		12,091

Fixed Income Funds—62.3%
Virtus Newfleet High Yield Fund - Class R6	408,453	1,675
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	663,142	6,598
Virtus Seix Core Bond Fund - Class R6	164,764	1,702
	Shares	Value

Fixed Income Funds—continued
Virtus Seix Floating Rate High Income Fund - Class R6	311,176	$ 2,698
Virtus Seix Total Return Bond Fund - Class R6	652,990	6,621
Virtus Seix U.S. Government Securities Ultra Short Bond Fund - Class R6	167,745	1,681
		20,975

Total Affiliated Mutual Funds (Identified Cost $31,811)		33,066

Total Long-Term Investments—98.2% (Identified Cost $31,811)		33,066

Short-Term Investment—1.9%
Money Market Mutual Fund(1)—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)	626,064	626
Total Short-Term Investment (Identified Cost $626)		626

TOTAL INVESTMENTS—100.1% (Identified Cost $32,437)		33,692
Other assets and liabilities, net—(0.1)%		(35)
NET ASSETS—100.0%		$33,657
Footnote Legend:
(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing security.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$33,066	$33,066
Short-Term Investment	626	626
Total Investments	$33,692	$33,692
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
20

Virtus Growth Allocation Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—98.9%
Equity Funds—76.7%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	446,745	$ 7,068
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	387,727	4,978
Virtus Duff & Phelps Global Infrastructure Fund - Class R6	207,940	3,032
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	186,421	5,628
Virtus KAR Capital Growth Fund - Class R6(2)	325,156	5,960
Virtus KAR International Small-Cap Fund - Class R6	183,510	3,281
Virtus KAR Small-Cap Growth Fund - Class R6(2)	93,315	3,127
Virtus KAR Small-Cap Value Fund - Class R6	234,205	4,391
Virtus Rampart Enhanced Core Equity Fund - Class R6(2)	178,577	3,461
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	452,732	5,075
Virtus Vontobel Foreign Opportunities Fund - Class R6	190,434	6,648
Virtus WCM International Equity Fund - Class R6	566,356	6,995
		59,644

Fixed Income Funds—22.2%
Virtus Newfleet High Yield Fund - Class R6	562,669	2,307
	Shares	Value

Fixed Income Funds—continued
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	669,370	$ 6,660
Virtus Seix Floating Rate High Income Fund - Class R6	453,048	3,928
Virtus Seix Total Return Bond Fund - Class R6	432,549	4,386
		17,281

Total Affiliated Mutual Funds (Identified Cost $69,167)		76,925

Total Long-Term Investments—98.9% (Identified Cost $69,167)		76,925

Short-Term Investment—1.2%
Money Market Mutual Fund(1)—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)	915,733	916
Total Short-Term Investment (Identified Cost $916)		916

TOTAL INVESTMENTS—100.1% (Identified Cost $70,083)		77,841
Other assets and liabilities, net—(0.1)%		(82)
NET ASSETS—100.0%		$77,759
Footnote Legend:
(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing security.
The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$76,925	$76,925
Short-Term Investment	916	916
Total Investments	$77,841	$77,841
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.
There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.
See Notes to Financial Statements.
21

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investments in securities at value(1)	$ 1,712,582	$ 2,893,889	$ 740,555
Cash	141	221	—
Receivables
Investment securities sold	24,095	39,927	4,951
Fund shares sold	1,665	1,879	410
Dividends and interest receivable	2,224	5,860	1,126
Prepaid trustee retainer	31	52	12
Prepaid expenses	77	96	44
Other assets	65	108	28
Total assets	1,740,880	2,942,032	747,126
Liabilities
Cash overdraft	—	—	— (a)
Payables
Fund shares repurchased	33,462	24,937	14,122
Investment securities purchased	15,190	43,002	—
Dividend distributions	— (a)	9	7
Investment advisory fees	867	1,650	516
Distribution and service fees	73	126	36
Administration and accounting fees	158	264	67
Transfer agent and sub-transfer agent fees and expenses	872	940	365
Professional fees	21	29	15
Trustee deferred compensation plan	65	108	28
Other accrued expenses	118	116	45
Total liabilities	50,826	71,181	15,201
Net Assets	$ 1,690,054	$ 2,870,851	$ 731,925
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,242,982	$ 2,528,897	$ 513,115
Accumulated undistributed net investment income (loss)	12,315	15,127	1,928
Accumulated net realized gain (loss) from investments	157,445	168,754	33,132
Net unrealized appreciation (depreciation) on investments	277,312	158,073	183,750
Net Assets	$ 1,690,054	$ 2,870,851	$ 731,925
Net Assets:
Class A	$ 284,001	$ 334,019	$ 91,715
Class C	$ 15,956	$ 66,320	$ 19,235
Class I	$ 1,085,697	$ 2,063,605	$ 620,975
Class R6	$ 304,400	$ 406,907	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	18,239,066	26,442,693	7,692,993
Class C	1,054,572	5,402,647	1,808,099
Class I	68,989,403	161,038,401	50,052,346
Class R6	19,244,782	31,692,766	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 15.57	$ 12.63	$ 11.92
Class C	$ 15.13	$ 12.28	$ 10.64
Class I	$ 15.74	$ 12.81	$ 12.41
Class R6	$ 15.82	$ 12.84	$ —
See Notes to Financial Statements.
22

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 16.52	$ 13.40	$ 12.65
(1) Investments in securities at cost	$ 1,435,270	$ 2,684,256	$ 556,805

(a)	Amount is less than $500.
See Notes to Financial Statements.
23

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Assets
Investments in securities at value(1)	$ 127,030	$ 29,090	$ 96,254
Cash	—	—	25
Receivables
Investment securities sold	—	230	94
Fund shares sold	5	3	32
Dividends and interest receivable	17	9	239
Tax reclaims	—	—	133
Prepaid trustee retainer	2	— (a)	2
Prepaid expenses	39	30	25
Other assets	5	1	4
Total assets	127,098	29,363	96,808
Liabilities
Foreign currency overdraft(2)	—	—	20
Payables
Fund shares repurchased	51	13	38
Investment securities purchased	—	237	33
Foreign capital gain taxes payable	—	—	9
Dividend distributions	—	—	— (a)
Investment advisory fees	47	14	69
Distribution and service fees	44	5	4
Administration and accounting fees	12	3	9
Transfer agent and sub-transfer agent fees and expenses	36	8	17
Professional fees	13	13	13
Trustee deferred compensation plan	5	1	4
Other accrued expenses	14	2	26
Total liabilities	222	296	242
Net Assets	$ 126,876	$ 29,067	$ 96,566
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 60,126	$ 19,687	$ 74,036
Accumulated undistributed net investment income (loss)	(299)	(151)	399
Accumulated net realized gain (loss) from investments	7,507	1,942	2,874
Net unrealized appreciation (depreciation) on investments	59,542	7,589	19,257
Net Assets	$ 126,876	$ 29,067	$ 96,566
Net Assets:
Class A	$ 65,639	$ 6,848	$ 18,228
Class C	$ 36,934	$ 4,352	$ —
Class I	$ 23,798	$ 17,867	$ 69,689
Class R6	$ 505	$ —	$ 8,649
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	11,854,762	941,399	1,500,495
Class C	16,950,426	1,711,419	—
Class I	3,064,126	1,921,029	5,649,291
Class R6	64,470	—	700,167
Net Asset Value and Redemption Price Per Share:
Class A	$ 5.54	$ 7.27	$ 12.15
Class C	$ 2.18	$ 2.54	$ —
Class I	$ 7.77	$ 9.30	$ 12.34
Class R6	$ 7.83	$ —	$ 12.35
See Notes to Financial Statements.
24

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 5.88	$ 7.71	$ 12.89
(1) Investments in securities at cost	$ 67,488	$ 21,501	$ 76,995
(2) Foreign currency at cost	—	—	(18)

(a)	Amount is less than $500.
See Notes to Financial Statements.
25

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2018
($ reported in thousands except shares and per share amounts)
	Zevenbergen Innovative Growth Stock Fund	Conservative Allocation Strategy Fund	Growth Allocation Strategy Fund
Assets
Investments in securities at value(1)	$ 97,576	$ 626	$ 916
Investments in affiliated fund at value(2)	—	33,066	76,925
Cash	— (a)	—	—
Receivables
Fund shares sold	1,255	3	4
Receivable from adviser	—	4	—
Dividends and interest receivable	12	1	2
Prepaid trustee retainer	1	1	1
Prepaid expenses	25	26	29
Other assets	3	1	3
Total assets	98,872	33,728	77,880
Liabilities
Cash overdraft	—	— (a)	—
Payables
Fund shares repurchased	1	30	13
Investment securities purchased	3,111	—	—
Dividend distributions	2	— (a)	—
Investment advisory fees	54	—	5
Distribution and service fees	3	13	12
Administration and accounting fees	7	3	7
Transfer agent and sub-transfer agent fees and expenses	22	7	50
Professional fees	13	10	16
Trustee deferred compensation plan	3	1	3
Other accrued expenses	5	7	15
Total liabilities	3,221	71	121
Net Assets	$ 95,651	$ 33,657	$ 77,759
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 75,969	$ 32,199	$ 69,356
Accumulated undistributed net investment income (loss)	(246)	288	181
Accumulated net realized gain (loss) from investments	54	(85)	464
Net unrealized appreciation (depreciation) on investments	19,874	1,255	7,758
Net Assets	$ 95,651	$ 33,657	$ 77,759
Net Assets:
Class A	$ 18,176	$ 11,617	$ 13,656
Class C	$ —	$ 12,355	$ 10,528
Class I	$ 77,475	$ 9,685	$ 53,575
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	747,557	992,331	1,480,850
Class C	—	1,071,927	1,184,501
Class I	3,007,313	826,845	5,756,872
Net Asset Value and Redemption Price Per Share:
Class A	$ 24.31	$ 11.71	$ 9.22
Class C	$ —	$ 11.53	$ 8.89
Class I	$ 25.76	$ 11.71	$ 9.31
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 25.79	$ 12.42	$ 9.78
(1) Investments in securities at cost	77,702	626	916
(2) Affiliated Investments, at cost	—	31,811	69,167

(a)	Amount is less than $500.
See Notes to Financial Statements.
26

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
Investment Income
Dividends	$ 21,730	$ 30,144
Foreign taxes withheld	—	(21)
Total investment income	21,730	30,123
Expenses
Investment advisory fees	6,067	10,116
Distribution and service fees, Class A	374	436
Distribution and service fees, Class C	84	330
Administration and accounting fees	974	1,540
Transfer agent fees and expenses	402	638
Sub-transfer agent fees and expenses, Class A	301	372
Sub-transfer agent fees and expenses, Class C	8	37
Sub-transfer agent fees and expenses, Class I	1,104	1,581
Custodian fees	11	17
Printing fees and expenses	55	107
Professional fees	35	48
Registration fees	41	48
Trustees’ fees and expenses	83	124
Miscellaneous expenses	19	32
Total expenses	9,558	15,426
Less expenses reimbursed and/or waived by investment adviser	(556)	(137)
Low balance account fees	— (1)	— (1)
Net expenses	9,002	15,289
Net investment income (loss)	12,728	14,834
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	170,699	183,434
Net change in unrealized appreciation (depreciation) from:
Investments	(231,856)	(116,286)
Net realized and unrealized gain (loss) on investments	(61,157)	67,148
Net increase (decrease) in net assets resulting from operations	$ (48,429)	$ 81,982

(1)	Amount is less than $500.
See Notes to Financial Statements.
27

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund	Silvant Large-Cap Growth Stock Fund
Investment Income
Dividends	$ 6,674	$ 578
Foreign taxes withheld	(15)	—
Total investment income	6,659	578
Expenses
Investment advisory fees	3,153	445
Distribution and service fees, Class A	129	81
Distribution and service fees, Class C	97	187
Administration and accounting fees	397	67
Transfer agent fees and expenses	167	32
Sub-transfer agent fees and expenses, Class A	104	120
Sub-transfer agent fees and expenses, Class C	11	17
Sub-transfer agent fees and expenses, Class I	543	21
Custodian fees	8	2
Printing fees and expenses	29	6
Professional fees	21	12
Registration fees	29	34
Trustees’ fees and expenses	34	6
Miscellaneous expenses	13	3
Total expenses	4,735	1,033
Less expenses reimbursed and/or waived by investment adviser	(24)	(159)
Low balance account fees	— (1)	— (1)
Net expenses	4,711	874
Net investment income (loss)	1,948	(296)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	39,065	7,822
Net change in unrealized appreciation (depreciation) from:
Investments	(12,153)	3,285
Net realized and unrealized gain (loss) on investments	26,912	11,107
Net increase (decrease) in net assets resulting from operations	$ 28,860	$10,811

(1)	Amount is less than $500.
See Notes to Financial Statements.
28

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Investment Income
Dividends	$ 57	$ 1,131
Foreign taxes withheld	—	(130)
Total investment income	57	1,001
Expenses
Investment advisory fees	122	412
Distribution and service fees, Class A	8	23
Distribution and service fees, Class C	21	—
Administration and accounting fees	15	51
Transfer agent fees and expenses	8	21
Sub-transfer agent fees and expenses, Class A	3	6
Sub-transfer agent fees and expenses, Class C	2	—
Sub-transfer agent fees and expenses, Class I	17	27
Custodian fees	1	9
Printing fees and expenses	5	4
Professional fees	11	14
Registration fees	26	24
Trustees’ fees and expenses	2	4
Miscellaneous expenses	2	8
Total expenses	243	603
Less expenses reimbursed and/or waived by investment adviser	(36)	(6)
Low balance account fees	— (1)	—
Net expenses	207	597
Net investment income (loss)	(150)	404
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,971	3,067
Foreign currency transactions	—	(16)
Net change in unrealized appreciation (depreciation) from:
Investments	571	(1,215)
Foreign currency transactions	—	(2)
Net realized and unrealized gain (loss) on investments	2,542	1,834
Net increase (decrease) in net assets resulting from operations	$2,392	$ 2,238

(1)	Amount is less than $500.
See Notes to Financial Statements.
29

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund	Conservative Allocation Strategy Fund
Investment Income
Dividends	$ 33	$ 5
Dividends from affiliated funds	—	420
Total investment income	33	425
Expenses
Investment advisory fees	176	18
Distribution and service fees, Class A	12	13
Distribution and service fees, Class C	—	66
Administration and accounting fees	22	19
Transfer agent fees and expenses	10	8
Sub-transfer agent fees and expenses, Class A	7	5
Sub-transfer agent fees and expenses, Class C	—	5
Sub-transfer agent fees and expenses, Class I	26	8
Custodian fees	2	2
Printing fees and expenses	2	2
Professional fees	11	9
Registration fees	18	23
Trustees’ fees and expenses	1	2
Miscellaneous expenses	1	2
Total expenses	288	182
Less expenses reimbursed and/or waived by investment adviser	(10)	(46)
Net expenses	278	136
Net investment income (loss)	(245)	289
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	146	—
Affiliated investments	—	(16)
Capital gain received from investments in affiliated investment companies	—	34
Net change in unrealized appreciation (depreciation) from:
Investments	7,388	—
Affiliated investments	—	(377)
Net realized and unrealized gain (loss) on investments	7,534	(359)
Net increase (decrease) in net assets resulting from operations	$7,289	$ (70)
See Notes to Financial Statements.
30

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2018
($ reported in thousands)
Growth Allocation Strategy Fund
Investment Income
Dividends	$ 12
Dividends from affiliated funds	425
Total investment income	437
Expenses
Investment advisory fees	39
Distribution and service fees, Class A	18
Distribution and service fees, Class C	54
Administration and accounting fees	41
Transfer agent fees and expenses	17
Sub-transfer agent fees and expenses, Class A	7
Sub-transfer agent fees and expenses, Class C	6
Sub-transfer agent fees and expenses, Class I	48
Custodian fees	2
Printing fees and expenses	2
Professional fees	10
Registration fees	24
Trustees’ fees and expenses	3
Miscellaneous expenses	1
Total expenses	272
Less expenses reimbursed and/or waived by investment adviser	(20)
Net expenses	252
Net investment income (loss)	185
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Affiliated investments	403
Capital gain received from investments in affiliated investment companies	163
Net change in unrealized appreciation (depreciation) from:
Affiliated investments	(392)
Net realized and unrealized gain (loss) on investments	174
Net increase (decrease) in net assets resulting from operations	$ 359
See Notes to Financial Statements.
31

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund			Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 12,728	$ 19,624	$ 36,457	$ 14,834	$ 24,387	$ 35,799
Net realized gain (loss)	170,699	156,109	198,054	183,434	318,771	416,382
Net change in unrealized appreciation (depreciation)	(231,856)	56,565	129,587	(116,286)	(166,469)	220,581
Increase (decrease) in net assets resulting from operations	(48,429)	232,298	364,098	81,982	176,689	672,762
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(80)	(3,620)	(4,823)	—	(1,936)	(3,509)
Class C	(5)	(125)	(171)	—	(99)	(286)
Class I	(312)	(17,469)	(23,506)	—	(19,862)	(31,949)
Class R6	(83)	(5,496)	(5,537)	—	(4,155)	(3,721)
Net Realized Gains:
Class A	(3,316)	(46,498)	(1,413)	(5,736)	(58,948)	(13,157)
Class C	(189)	(2,612)	(75)	(1,165)	(9,162)	(1,988)
Class I	(12,947)	(185,480)	(5,721)	(34,914)	(393,155)	(91,349)
Class R6	(3,448)	(49,356)	(1,161)	(6,785)	(66,344)	(8,470)
Total Dividends and Distributions to Shareholders	(20,380)	(310,656)	(42,407)	(48,600)	(553,661)	(154,429)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	(27,903)	1,064	(81,052)	10,966	(6,422)	(87,956)
Class C	(1,081)	(79)	(3,284)	17,370	(139)	(17,440)
Class I	(169,416)	(81,764)	(229,798)	(149,826)	(248,008)	(416,649)
Class R6	(20,584)	28,012	6,109	13,245	144,459	64,349
Increase (decrease) in net assets from share transactions	(218,984)	(52,767)	(308,025)	(108,245)	(110,110)	(457,696)
Net increase (decrease) in net assets	(287,793)	(131,125)	13,666	(74,863)	(487,082)	60,637
Net Assets
Beginning of period	1,977,847	2,108,972	2,095,306	2,945,714	3,432,796	3,372,159
End of Period	$1,690,054	$1,977,847	$2,108,972	$2,870,851	$2,945,714	$3,432,796
Accumulated undistributed net investment income (loss) at end of period	$ 12,315	$ 67	$ 8,368	$ 15,127	$ 293	$ 2,004

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
32

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund			Silvant Large-Cap Growth Stock Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,948	$ 10,800	$ 7,641	$ (296)	$ (143)	$ (517)
Net realized gain (loss)	39,065	68,490	123,271	7,822	50,580	51,579
Net change in unrealized appreciation (depreciation)	(12,153)	(11,900)	47,650	3,285	(24,440)	(34,343)
Increase (decrease) in net assets resulting from operations	28,860	67,390	178,562	10,811	25,997	16,719
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(1,424)	(919)	—	—	—
Class C	—	(197)	(131)	—	—	—
Class I	—	(9,199)	(7,849)	—	—	—
Net Realized Gains:
Class A	(540)	(17,475)	(5,439)	(5,006)	(24,485)	(8,690)
Class C	(125)	(3,552)	(1,282)	(6,470)	(24,341)	(7,643)
Class I	(3,535)	(103,146)	(33,291)	(1,337)	(8,681)	(11,447)
Class R6	—	—	—	(28)	(2,009)	(3,486)
Total Dividends and Distributions to Shareholders	(4,200)	(134,993)	(48,911)	(12,841)	(59,516)	(31,266)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	(25,601)	846	(14,300)	2,071	16,370	2,917
Class C	(1,995)	(1,722)	(6,505)	3,382	19,256	1,175
Class I	(73,928)	(57,002)	(143,477)	(1,640)	(66,828)	(13,861)
Class R6	—	—	—	27	(24,152)	(11,595)
Increase (decrease) in net assets from share transactions	(101,524)	(57,878)	(164,282)	3,840	(55,354)	(21,364)
Net increase (decrease) in net assets	(76,864)	(125,481)	(34,631)	1,810	(88,873)	(35,911)
Net Assets
Beginning of period	808,789	934,270	968,901	125,066	213,939	249,850
End of Period	$ 731,925	$ 808,789	$ 934,270	$126,876	$125,066	$213,939
Accumulated undistributed net investment income (loss) at end of period	$ 1,928	$ (20)	$ —	$ (299)	$ (3)	$ (129)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
33

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Small-Cap Growth Stock Fund			WCM International Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (150)	$ (182)	$ (245)	$ 404	$ 252	$ 193
Net realized gain (loss)	1,971	3,773	6,630	3,051	825	(210)
Net change in unrealized appreciation (depreciation)	571	(231)	2,168	(1,217)	13,350	5,751
Increase (decrease) in net assets resulting from operations	2,392	3,360	8,553	2,238	14,427	5,734
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	—	—	(17)	(15)	(61)
Class I	—	—	—	(193)	(82)	(198)
Class R6	—	—	—	(28)	(13)	(33)
Net Realized Gains:
Class A	(237)	(1,011)	(1,016)	—	—	(79)
Class C	(401)	(1,459)	(1,293)	—	—	—
Class I	(478)	(2,493)	(3,661)	—	—	(226)
Class R6	—	—	(441)	—	—	(32)
Total Dividends and Distributions to Shareholders	(1,116)	(4,963)	(6,411)	(238)	(110)	(629)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	(325)	144	(77)	(717)	1,737	9,517
Class C	88	594	563	—	—	—
Class I	(1,768)	(9,959)	(11,756)	(2,059)	8,947	18,634
Class R6	—	(300)	(1,218)	(846)	1,393	194
Increase (decrease) in net assets from share transactions	(2,005)	(9,521)	(12,488)	(3,622)	12,077	28,345
Net increase (decrease) in net assets	(729)	(11,124)	(10,346)	(1,622)	26,394	33,450
Net Assets
Beginning of period	29,796	40,920	51,266	98,188	71,794	38,344
End of Period	$29,067	$ 29,796	$ 40,920	$96,566	$98,188	$71,794
Accumulated undistributed net investment income (loss) at end of period	$ (151)	$ (1)	$ (67)	$ 399	$ 233	$ 110

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
34

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund			Conservative Allocation Strategy Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (245)	$ (263)	$ (298)	$ 289	$ 468	$ 670
Net realized gain (loss)	146	3,302	3,193	18	2,852	1,257
Net change in unrealized appreciation (depreciation)	7,388	1,372	1,488	(377)	(1,008)	900
Increase (decrease) in net assets resulting from operations	7,289	4,411	4,383	(70)	2,312	2,827
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	—	—	—	(136)	(170)
Class C	—	—	—	—	(199)	(231)
Class I	—	—	—	—	(391)	(492)
Net Realized Gains:
Class A	(334)	(584)	(971)	(134)	(488)	(36)
Class C	—	—	—	(145)	(1,151)	(72)
Class I	(1,185)	(1,867)	(2,005)	(112)	(1,312)	(85)
Total Dividends and Distributions to Shareholders	(1,519)	(2,451)	(2,976)	(391)	(3,677)	(1,086)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	11,251	(1,424)	(2,020)	5,116	(1,129)	(6,818)
Class C	—	—	—	(1,749)	(1,485)	(3,344)
Class I	55,516	(6,127)	2,988	(6,301)	(1,237)	(13,977)
Increase (decrease) in net assets from share transactions	66,767	(7,551)	968	(2,934)	(3,851)	(24,139)
Net increase (decrease) in net assets	72,537	(5,591)	2,375	(3,395)	(5,216)	(22,398)
Net Assets
Beginning of period	23,114	28,705	26,330	37,052	42,268	64,666
End of Period	$95,651	$23,114	$28,705	$33,657	$37,052	$ 42,268
Accumulated undistributed net investment income (loss) at end of period	$ (246)	$ (1)	$ (78)	$ 288	$ (1)	$ 114

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
35

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Growth Allocation Strategy Fund
	Six Months Ended June 30, 2018 (Unaudited)	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 185	$ 615	$ 349
Net realized gain (loss)	566	13,876	2,357
Net change in unrealized appreciation (depreciation)	(392)	1,240	1,451
Increase (decrease) in net assets resulting from operations	359	15,731	4,157
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(42)	(183)	(62)
Class C	(34)	(105)	(12)
Class I	(162)	(720)	(399)
Net Realized Gains:
Class A	(394)	(2,103)	(358)
Class C	(317)	(1,497)	(135)
Class I	(1,529)	(8,598)	(1,922)
Total Dividends and Distributions to Shareholders	(2,478)	(13,206)	(2,888)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	(1,024)	8,759	(1,641)
Class C	(222)	8,813	(686)
Class I	(3,993)	24,642	(6,626)
Increase (decrease) in net assets from share transactions	(5,239)	42,214	(8,953)
Net increase (decrease) in net assets	(7,358)	44,739	(7,684)
Net Assets
Beginning of period	85,117	40,378	48,062
End of Period	$77,759	$ 85,117	$40,378
Accumulated undistributed net investment income (loss) at end of period	$ 181	$ 234	$ 6

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
36

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/18 to 6/30/18(6)	$16.20	0.09	(0.53)	(0.44)	(0.01)	(0.18)	(0.19)	(0.63)	15.57	(2.75) %	$ 284,001	1.24%	1.29%	1.12%	61%
4/1/17 to 12/31/17(7)	16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14	323,202	1.24	1.30	1.04	54
4/1/16 to 3/31/17	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
4/1/15 to 3/31/16	16.48	0.17	(0.56)	(0.39)	(0.19)	(1.30)	(1.49)	(1.88)	14.60	(2.46)	362,805	1.27	1.37	1.09	66
4/1/14 to 3/31/15	16.90	0.18	0.99	1.17	(0.18)	(1.41)	(1.59)	(0.42)	16.48	6.98	461,642	1.25	1.36	1.03	73
4/1/13 to 3/31/14	15.67	0.19	3.27	3.46	(0.19)	(2.04)	(2.23)	1.23	16.90	22.60	379,768	1.19	1.37	1.13	81
4/1/12 to 3/31/13	13.70	0.21	1.95	2.16	(0.19)	—	(0.19)	1.97	15.67	15.93	287,957	1.16	1.26	1.48	78
Class C
1/1/18 to 6/30/18(6)	$15.78	0.05	(0.51)	(0.46)	(0.01)	(0.18)	(0.19)	(0.65)	15.13	(2.95) %	$ 15,956	1.72%	1.93%	0.64%	61%
4/1/17 to 12/31/17(7)	16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76	17,744	1.68	1.86	0.61	54
4/1/16 to 3/31/17	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
4/1/15 to 3/31/16	16.15	0.10	(0.55)	(0.45)	(0.12)	(1.30)	(1.42)	(1.87)	14.28	(2.88)	19,053	1.71	1.71	0.65	66
4/1/14 to 3/31/15	16.59	0.10	0.97	1.07	(0.10)	(1.41)	(1.51)	(0.44)	16.15	6.50	21,207	1.71	1.71	0.57	73
4/1/13 to 3/31/14	15.42	0.10	3.22	3.32	(0.11)	(2.04)	(2.15)	1.17	16.59	21.98	20,239	1.71	1.71	0.62	81
4/1/12 to 3/31/13	13.50	0.12	1.92	2.04	(0.12)	—	(0.12)	1.92	15.42	15.25	16,394	1.75	1.75	0.89	78
Class I
1/1/18 to 6/30/18(6)	$16.35	0.11	(0.53)	(0.42)	(0.01)	(0.18)	(0.19)	(0.61)	15.74	(2.60) %	$1,085,697	0.97%	1.02%	1.39%	61%
4/1/17 to 12/31/17(7)	17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42	1,300,385	0.97	1.05	1.31	54
4/1/16 to 3/31/17	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
4/1/15 to 3/31/16	16.60	0.22	(0.57)	(0.35)	(0.24)	(1.30)	(1.54)	(1.89)	14.71	(2.19)	1,440,587	0.97	1.09	1.40	66
4/1/14 to 3/31/15	17.02	0.23	0.99	1.22	(0.23)	(1.41)	(1.64)	(0.42)	16.60	7.25	1,927,039	0.95	1.07	1.33	73
4/1/13 to 3/31/14	15.76	0.24	3.29	3.53	(0.23)	(2.04)	(2.27)	1.26	17.02	22.94	1,799,158	0.91	1.06	1.42	81
4/1/12 to 3/31/13	13.77	0.24	1.97	2.21	(0.22)	—	(0.22)	1.99	15.76	16.24	1,442,154	0.89	0.89	1.74	78
Class R6*
1/1/18 to 6/30/18(6)	$16.41	0.13	(0.53)	(0.40)	(0.01)	(0.18)	(0.19)	(0.59)	15.82	(2.47) %	$ 304,400	0.72%	0.83%	1.64%	61%
4/1/17 to 12/31/17(7)	17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60	336,516	0.72	0.80	1.57	54
4/1/16 to 3/31/17	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
4/1/15 to 3/31/16	16.66	0.23	(0.53)	(0.30)	(0.29)	(1.30)	(1.59)	(1.89)	14.77	(1.90)	272,861	0.72	0.72	1.48	66
8/1/14 to 3/31/15(8)	17.54	0.19	0.54	0.73	(0.20)	(1.41)	(1.61)	(0.88)	16.66	4.26	37,570	0.71	0.71	1.65	73

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/18 to 6/30/18(6)	$12.50	0.04	0.31	0.35	—	(0.22)	(0.22)	0.13	12.63	2.76%	$ 334,019	1.38% (9)	1.33%	0.69%	54%
4/1/17 to 12/31/17(7)	14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87	320,717	1.38	1.37 (10)	0.75 (10)	82
4/1/16 to 3/31/17	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
4/1/15 to 3/31/16	13.60	0.11	(0.70)	(0.59)	(0.10)	(0.69)	(0.79)	(1.38)	12.22	(4.11)	397,599	1.40	1.45	0.86	98
4/1/14 to 3/31/15	13.96	0.09	0.92	1.01	(0.08)	(1.29)	(1.37)	(0.36)	13.60	7.45	590,327	1.38	1.41	0.64	94
4/1/13 to 3/31/14	12.96	0.10	2.62	2.72	(0.09)	(1.63)	(1.72)	1.00	13.96	21.68	611,880	1.35	1.40	0.76	108
4/1/12 to 3/31/13	10.99	0.13	1.98	2.11	(0.11)	(0.03)	(0.14)	1.97	12.96	19.43	490,381	1.34	1.38	1.17	123
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
37

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class C
1/1/18 to 6/30/18(6)	$12.18	0.02	0.30	0.32	—	(0.22)	(0.22)	0.10	12.28	2.59%	$ 66,320	1.79%	1.98%	0.33%	54%
4/1/17 to 12/31/17(7)	14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52	48,877	1.80	1.92	0.33	82
4/1/16 to 3/31/17	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23 (11)	55,580	1.80	1.80	0.39	108
4/1/15 to 3/31/16	13.34	0.06	(0.68)	(0.62)	(0.07)	(0.69)	(0.76)	(1.38)	11.96	(4.49)	64,160	1.78	1.78	0.50	98
4/1/14 to 3/31/15	13.72	0.04	0.90	0.94	(0.03)	(1.29)	(1.32)	(0.38)	13.34	7.06	87,115	1.75	1.75	0.28	94
4/1/13 to 3/31/14	12.77	0.05	2.58	2.63	(0.05)	(1.63)	(1.68)	0.95	13.72	21.26	81,961	1.76	1.76	0.36	108
4/1/12 to 3/31/13	10.85	0.07	1.95	2.02	(0.07)	(0.03)	(0.10)	1.92	12.77	18.75	53,893	1.86	1.86	0.65	123
Class I
1/1/18 to 6/30/18(6)	$12.66	0.07	0.30	0.37	—	(0.22)	(0.22)	0.15	12.81	2.88%	$2,063,605	1.02% (12)	1.02%	1.04%	54%
4/1/17 to 12/31/17(7)	14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21	2,187,625	1.04	1.04	1.09	82
4/1/16 to 3/31/17	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
4/1/15 to 3/31/16	13.74	0.15	(0.71)	(0.56)	(0.15)	(0.69)	(0.84)	(1.40)	12.34	(3.85)	2,717,761	1.12	1.12	1.16	98
4/1/14 to 3/31/15	14.09	0.13	0.93	1.06	(0.12)	(1.29)	(1.41)	(0.35)	13.74	7.76	3,552,288	1.10	1.10	0.92	94
4/1/13 to 3/31/14	13.06	0.14	2.64	2.78	(0.12)	(1.63)	(1.75)	1.03	14.09	22.03	3,159,585	1.09	1.10	1.02	108
4/1/12 to 3/31/13	11.07	0.16	2.00	2.16	(0.14)	(0.03)	(0.17)	1.99	13.06	19.73	2,168,210	1.08	1.08	1.44	123
Class R6*
1/1/18 to 6/30/18(6)	$12.67	0.08	0.31	0.39	—	(0.22)	(0.22)	0.17	12.84	3.04%	$ 406,907	0.79%	0.87%	1.29%	54%
4/1/17 to 12/31/17(7)	14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41	388,495	0.80	0.85	1.37	82
4/1/16 to 3/31/17	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
4/1/15 to 3/31/16	13.76	0.21	(0.72)	(0.51)	(0.20)	(0.69)	(0.89)	(1.40)	12.36	(3.45)	192,640	0.80	0.80	1.68	98
8/1/14 to 3/31/15(8)	14.28	0.13	0.77	0.90	(0.13)	(1.29)	(1.42)	(0.52)	13.76	6.54	23,398	0.75	0.75	1.39	94

Ceredex Small-Cap Value Equity Fund
Class A
1/1/18 to 6/30/18(6)	$11.53	0.02	0.44	0.46	—	(0.07)	(0.07)	0.39	11.92	3.97%	$ 91,715	1.47% (12)	1.47%	0.29%	20%
4/1/17 to 12/31/17(7)	12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74	114,673	1.47	1.50	1.52	15
4/1/16 to 3/31/17	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81 (11)	123,495	1.55	1.55	0.58	29
4/1/15 to 3/31/16	15.25	0.08	(0.50)	(0.42)	(0.15)	(3.72)	(3.87)	(4.29)	10.96	(1.07) (11)	121,367	1.55	1.55	0.62	36
4/1/14 to 3/31/15	17.61	0.15	0.38	0.53	(0.10)	(2.79)	(2.89)	(2.36)	15.25	3.79	162,732	1.52	1.52	0.89	10
4/1/13 to 3/31/14	15.19	0.12	3.05	3.17	(0.11)	(0.64)	(0.75)	2.42	17.61	20.96	195,098	1.50	1.50	0.73	37
4/1/12 to 3/31/13	13.58	0.15	2.05	2.20	(0.19)	(0.40)	(0.59)	1.61	15.19	16.77	181,308	1.50	1.50	1.14	27
Class C
1/1/18 to 6/30/18(6)	$10.31	(0.01)	0.41	0.40	—	(0.07)	(0.07)	0.33	10.64	3.86%	$ 19,235	1.90%	2.15%	(0.15) %	20%
4/1/17 to 12/31/17(7)	11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28	20,658	1.90	2.07	1.05	15
4/1/16 to 3/31/17	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
4/1/15 to 3/31/16	14.31	0.03	(0.47)	(0.44)	(0.11)	(3.72)	(3.83)	(4.27)	10.04	(1.34)	27,410	1.90	1.90	0.28	36
4/1/14 to 3/31/15	16.71	0.08	0.36	0.44	(0.05)	(2.79)	(2.84)	(2.40)	14.31	3.42	33,793	1.88	1.88	0.54	10
4/1/13 to 3/31/14	14.47	0.06	2.90	2.96	(0.08)	(0.64)	(0.72)	2.24	16.71	20.53	38,408	1.87	1.87	0.36	37
4/1/12 to 3/31/13	12.98	0.08	1.95	2.03	(0.14)	(0.40)	(0.54)	1.49	14.47	16.17	36,015	1.99	1.99	0.65	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
38

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Ceredex Small-Cap Value Equity Fund (Continued)
Class I
1/1/18 to 6/30/18(6)	$11.98	0.03	0.47	0.50	—	(0.07)	(0.07)	0.43	12.41	4.24%	$ 620,975	1.19% (12)	1.19%	0.57%	20%
4/1/17 to 12/31/17(7)	12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94	673,458	1.22	1.22	1.72	15
4/1/16 to 3/31/17	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
4/1/15 to 3/31/16	15.59	0.13	(0.50)	(0.37)	(0.20)	(3.72)	(3.92)	(4.29)	11.30	(0.64)	820,124	1.21	1.21	0.93	36
4/1/14 to 3/31/15	17.95	0.20	0.38	0.58	(0.15)	(2.79)	(2.94)	(2.36)	15.59	4.07	1,118,190	1.21	1.21	1.16	10
4/1/13 to 3/31/14	15.45	0.17	3.11	3.28	(0.14)	(0.64)	(0.78)	2.50	17.95	21.34	1,528,174	1.22	1.22	1.01	37
4/1/12 to 3/31/13	13.80	0.20	2.08	2.28	(0.23)	(0.40)	(0.63)	1.65	15.45	17.07	1,408,597	1.20	1.20	1.44	27

Silvant Large-Cap Growth Stock Fund
Class A
1/1/18 to 6/30/18(6)	$ 5.49	(0.01)	0.52	0.51	—	(0.46)	(0.46)	0.05	5.54	9.02%	$ 65,639	1.23%	1.58%	(0.32) %	5%
4/1/17 to 12/31/17(7)	7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88	63,051	1.23	1.46	(0.09)	14
4/1/16 to 3/31/17	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
4/1/15 to 3/31/16	8.75	(0.03)	(0.11)	(0.14)	—	(0.80)	(0.80)	(0.94)	7.81	(2.13)	62,115	1.20	1.21	(0.39)	10
4/1/14 to 3/31/15	8.35	(0.02)	1.20	1.18	—	(0.78)	(0.78)	0.40	8.75	14.83	65,953	1.18	1.19	(0.26)	13
4/1/13 to 3/31/14	7.27	(0.02)	1.96	1.94	—	(0.86)	(0.86)	1.08	8.35	26.99	64,288	1.19	1.20	(0.20)	21
4/1/12 to 3/31/13	11.96	— (13)	0.21	0.21	—	(4.90)	(4.90)	(4.69)	7.27	3.43	56,511	1.20	1.20	(0.01)	40
Class C
1/1/18 to 6/30/18(6)	$ 2.42	(0.01)	0.23	0.22	—	(0.46)	(0.46)	(0.24)	2.18	8.49%	$ 36,934	1.90%	2.05%	(0.99) %	5%
4/1/17 to 12/31/17(7)	4.62	(0.03)	0.74	0.71	—	(2.91)	(2.91)	(2.20)	2.42	17.32	36,930	1.91	2.02	(0.77)	14
4/1/16 to 3/31/17	5.45	(0.05)	0.38	0.33	—	(1.16)	(1.16)	(0.83)	4.62	7.16	36,141	1.90	1.90	(0.95)	42
4/1/15 to 3/31/16	6.38	(0.06)	(0.07)	(0.13)	—	(0.80)	(0.80)	(0.93)	5.45	(2.77)	40,086	1.88	1.89	(1.06)	10
4/1/14 to 3/31/15	6.32	(0.06)	0.90	0.84	—	(0.78)	(0.78)	0.06	6.38	14.20	46,678	1.86	1.87	(0.90)	13
4/1/13 to 3/31/14	5.71	(0.06)	1.53	1.47	—	(0.86)	(0.86)	0.61	6.32	26.09	34,249	1.88	1.88	(0.90)	21
4/1/12 to 3/31/13	10.52	(0.06)	0.15	0.09	—	(4.90)	(4.90)	(4.81)	5.71	2.69	31,625	1.89	1.89	(0.70)	40
Class I
1/1/18 to 6/30/18(6)	$ 7.53	— (13)	0.70	0.70	—	(0.46)	(0.46)	0.24	7.77	9.10%	$ 23,798	0.97%	1.12%	(0.06) %	5%
4/1/17 to 12/31/17(7)	8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04	24,621	0.97	1.22	0.22	14
4/1/16 to 3/31/17	9.38	— (13)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
4/1/15 to 3/31/16	10.32	(0.02)	(0.12)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.38	(1.79)	110,562	0.97	1.24	(0.15)	10
4/1/14 to 3/31/15	9.70	—	1.40	1.40	—	(0.78)	(0.78)	0.62	10.32	15.03	127,236	0.94	1.17	(0.04)	13
4/1/13 to 3/31/14	8.31	0.01	2.24	2.25	—	(0.86)	(0.86)	1.39	9.70	27.35	188,294	0.92	1.09	0.07	21
4/1/12 to 3/31/13	12.95	0.03	0.24	0.27	(0.01)	(4.90)	(4.91)	(4.64)	8.31	3.64	167,887	0.94	0.94	0.23	40
Class R6*
1/1/18 to 6/30/18(6)	$ 7.59	— (13)	0.70	0.70	—	(0.46)	(0.46)	0.24	7.83	9.02%	$ 505	0.90%	0.97%	0.01%	5%
4/1/17 to 12/31/17(7)	8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53	464	0.91	0.93	0.28	14
4/1/16 to 3/31/17	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	2,426	0.90	0.90	0.05	42
4/1/15 to 3/31/16	10.33	(0.01)	(0.13)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.39	(1.80)	37,087	0.88	0.89	(0.06)	10
8/1/14 to 3/31/15(8)	9.97	0.01	1.13	1.14	—	(0.78)	(0.78)	0.36	10.33	12.02	52,967	0.85	0.87	0.16	13
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
39

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Silvant Small-Cap Growth Stock Fund
Class A
1/1/18 to 6/30/18(6)	$ 6.92	(0.04)	0.65	0.61	—	(0.26)	(0.26)	0.35	7.27	8.61%	$ 6,848	1.42%	1.67%	(1.02) %	16%
4/1/17 to 12/31/17(7)	7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73	6,840	1.42	1.64	(0.70)	24
4/1/16 to 3/31/17	7.13	(0.04)	1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
4/1/15 to 3/31/16	13.23	(0.08)	(1.35)	(1.43)	—	(4.67)	(4.67)	(6.10)	7.13	(13.38)	6,856	1.37	1.37	(0.76)	73
4/1/14 to 3/31/15	15.30	(0.13)	0.56	0.43	—	(2.50)	(2.50)	(2.07)	13.23	4.21	9,889	1.32	1.32	(0.96)	31
4/1/13 to 3/31/14	14.46	(0.15)	3.90	3.75	—	(2.91)	(2.91)	0.84	15.30	25.92	10,880	1.29	1.29	(0.94)	90
4/1/12 to 3/31/13	16.18	(0.11)	2.05	1.94	—	(3.66)	(3.66)	(1.72)	14.46	14.07	10,226	1.37	1.37	(0.69)	50
Class C
1/1/18 to 6/30/18(6)	$ 2.58	(0.02)	0.24	0.22	—	(0.26)	(0.26)	(0.04)	2.54	7.99%	$ 4,352	2.08%	2.44%	(1.68) %	16%
4/1/17 to 12/31/17(7)	3.37	(0.03)	0.36	0.33	—	(1.12)	(1.12)	(0.79)	2.58	10.46	4,319	2.09	2.39	(1.37)	24
4/1/16 to 3/31/17	3.88	(0.05)	0.73	0.68	—	(1.19)	(1.19)	(0.51)	3.37	18.39	4,758	2.08	2.09	(1.21)	56
4/1/15 to 3/31/16	9.53	(0.10)	(0.88)	(0.98)	—	(4.67)	(4.67)	(5.65)	3.88	(13.91)	4,686	2.02	2.02	(1.40)	73
4/1/14 to 3/31/15	11.82	(0.17)	0.38	0.21	—	(2.50)	(2.50)	(2.29)	9.53	3.55	6,397	1.96	1.96	(1.60)	31
4/1/13 to 3/31/14	11.77	(0.20)	3.16	2.96	—	(2.91)	(2.91)	0.05	11.82	25.10	7,255	1.94	1.94	(1.59)	90
4/1/12 to 3/31/13	13.91	(0.18)	1.70	1.52	—	(3.66)	(3.66)	(2.14)	11.77	13.30	6,757	2.05	2.05	(1.39)	50
Class I
1/1/18 to 6/30/18(6)	$ 8.78	(0.04)	0.82	0.78	—	(0.26)	(0.26)	0.52	9.30	8.73%	$ 17,867	1.30%	1.52%	(0.90) %	16%
4/1/17 to 12/31/17(7)	8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86	18,637	1.30	1.53	(0.58)	24
4/1/16 to 3/31/17	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56
4/1/15 to 3/31/16	14.83	(0.10)	(1.54)	(1.64)	—	(4.67)	(4.67)	(6.31)	8.52	(13.36) (11)	36,436	1.30	1.39	(0.74)	73
4/1/14 to 3/31/15	16.82	(0.14)	0.65	0.51	—	(2.50)	(2.50)	(1.99)	14.83	4.31 (11)	126,223	1.28	1.34	(0.92)	31
4/1/13 to 3/31/14	15.66	(0.16)	4.23	4.07	—	(2.91)	(2.91)	1.16	16.82	25.98	170,409	1.26	1.31	(0.91)	90
4/1/12 to 3/31/13	17.21	(0.08)	2.19	2.11	—	(3.66)	(3.66)	(1.55)	15.66	14.20	152,674	1.21	1.21	(0.50)	50

WCM International Equity Fund
Class A
1/1/18 to 6/30/18(6)	$11.90	0.04	0.23	0.27	(0.02)	—	(0.02)	0.25	12.15	2.20%	$ 18,228	1.42%	1.45%	0.63%	17%
4/1/17 to 12/31/17(7)	10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50	18,567	1.43	1.56	0.20	17
4/1/16 to 3/31/17	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33 (14)	1.43 (14)	0.12	37
4/1/15 to 3/31/16	10.34	0.09	(0.27)	(0.18)	(0.06)	(0.92)	(0.98)	(1.16)	9.18	(1.77)	3,756	1.51	1.77	0.89	114
4/1/14 to 3/31/15	12.35	0.20	(0.87)	(0.67)	(0.22)	(1.12)	(1.34)	(2.01)	10.34	(4.87)	4,123	1.57	1.66	1.79	41
4/1/13 to 3/31/14	11.51	0.20	2.00	2.20	(1.14)	(0.22)	(1.36)	0.84	12.35	19.72	4,802	1.47	1.47	1.66	43
4/1/12 to 3/31/13	10.63	0.18	0.87	1.05	(0.17)	—	(0.17)	0.88	11.51	9.95	4,565	1.45	1.45	1.73	52
Class I
1/1/18 to 6/30/18(6)	$12.09	0.05	0.27	0.32	(0.07)	—	(0.07)	0.25	12.34	2.34%	$ 69,689	1.20%	1.21%	0.87%	17%
4/1/17 to 12/31/17(7)	10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79	70,342	1.20	1.27	0.42	17
4/1/16 to 3/31/17	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54 (11)	51,120	1.14 (14)	1.24 (14)	0.34	37
4/1/15 to 3/31/16	10.45	0.13	(0.29)	(0.16)	(0.07)	(0.92)	(0.99)	(1.15)	9.30	(1.59)	28,756	1.30	1.67	1.28	114
4/1/14 to 3/31/15	12.45	0.25	(0.90)	(0.65)	(0.23)	(1.12)	(1.35)	(2.00)	10.45	(4.59)	19,023	1.37	1.48	2.15	41
4/1/13 to 3/31/14	11.64	0.55	1.65	2.20	(1.17)	(0.22)	(1.39)	0.81	12.45	19.52	26,932	1.20	1.20	4.55 (15)	43
4/1/12 to 3/31/13	10.74	0.22	0.89	1.11	(0.21)	—	(0.21)	0.90	11.64	10.38	272,552	1.12	1.12	2.02	52
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
40

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
WCM International Equity Fund (Continued)
Class R6*
1/1/18 to 6/30/18(6)	$12.11	0.06	0.26	0.32	(0.08)	—	(0.08)	0.24	12.35	2.31%	$ 8,649	1.10%	1.13%	0.98%	17%
4/1/17 to 12/31/17(7)	10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89	9,279	1.10	1.19	0.42	17
4/1/16 to 3/31/17	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03 (14)	1.14 (14)	0.49	37
9/1/15 to 3/31/16(16)	9.85	— (13)	0.38	0.38	—	(0.92)	(0.92)	(0.54)	9.31	3.81	5,832	1.14	1.54	0.09	114

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/18 to 6/30/18(6)	$19.96	(0.15)	5.02	4.87	—	(0.52)	(0.52)	4.35	24.31	24.26%	$ 18,176	1.50%	1.58%	(1.35) %	6%
4/1/17 to 12/31/17(7)	18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18	5,484	1.51	1.66	(1.40)	50
4/1/16 to 3/31/17	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
4/1/15 to 3/31/16	20.76	(0.29)	(0.57)	(0.86)	—	(1.53)	(1.53)	(2.39)	18.37	(4.96)	8,127	1.49	1.49	(1.38)	59
4/1/14 to 3/31/15	20.53	(0.28)	1.17	0.89	—	(0.66)	(0.66)	0.23	20.76	4.47	10,535	1.45	1.45	(1.34)	42
4/1/13 to 3/31/14	15.16	(0.24)	6.80	6.56	—	(1.19)	(1.19)	5.37	20.53	43.45	19,950	1.40	1.40	(1.18)	49
4/1/12 to 3/31/13	15.54	(0.18)	0.42	0.24	—	(0.62)	(0.62)	(0.38)	15.16	1.63	3,580	1.49	1.53	(1.24)	24
Class I
1/1/18 to 6/30/18(6)	$21.10	(0.14)	5.32	5.18	—	(0.52)	(0.52)	4.66	25.76	24.42%	$ 77,475	1.30%	1.34%	(1.14) %	6%
4/1/17 to 12/31/17(7)	19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34	17,630	1.31	1.50	(1.19)	50
4/1/16 to 3/31/17	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
4/1/15 to 3/31/16	21.49	(0.26)	(0.59)	(0.85)	—	(1.53)	(1.53)	(2.38)	19.11	(4.74)	18,203	1.31	1.39	(1.20)	59
4/1/14 to 3/31/15	21.20	(0.26)	1.21	0.95	—	(0.66)	(0.66)	0.29	21.49	4.61	24,321	1.31	1.34	(1.20)	42
4/1/13 to 3/31/14	15.60	(0.22)	7.01	6.79	—	(1.19)	(1.19)	5.60	21.20	43.70	39,495	1.29	1.37	(1.08)	49
4/1/12 to 3/31/13	15.94	(0.14)	0.42	0.28	—	(0.62)	(0.62)	(0.34)	15.60	1.84	15,840	1.20	1.21	(0.98)	24

Conservative Allocation Strategy Fund
Class A
1/1/18 to 6/30/18(6)	$11.85	0.11	(0.11)	—	—	(0.14)	(0.14)	(0.14)	11.71	0.06%	$ 11,617	0.60%	0.82%	1.81%	28%
4/1/17 to 12/31/17(7)	12.35	0.16	0.60	0.76	(0.27)	(0.99)	(1.26)	(0.50)	11.85	6.20	6,707	0.60	0.82	1.72	73 (17)
4/1/16 to 3/31/17	12.01	0.16	0.47	0.63	(0.24)	(0.05)	(0.29)	0.34	12.35	5.28	8,047	0.60	0.70	1.26	14
4/1/15 to 3/31/16	12.75	0.16	(0.41)	(0.25)	(0.18)	(0.31)	(0.49)	(0.74)	12.01	(1.98)	14,462	0.60	0.67	1.33	40
4/1/14 to 3/31/15	12.59	0.19	0.53	0.72	(0.28)	(0.28)	(0.56)	0.16	12.75	5.86	15,991	0.60	0.67	1.47	17
4/1/13 to 3/31/14	12.53	0.20	0.67	0.87	(0.29)	(0.52)	(0.81)	0.06	12.59	7.14	15,271	0.60	0.66	1.57	24
4/1/12 to 3/31/13	12.26	0.17	0.47	0.64	(0.24)	(0.13)	(0.37)	0.27	12.53	5.29	16,940	0.56	0.68	1.37	40
Class C
1/1/18 to 6/30/18(6)	$11.70	0.06	(0.09)	(0.03)	—	(0.14)	(0.14)	(0.17)	11.53	(0.28) %	$ 12,355	1.30%	1.55%	1.05%	28%
4/1/17 to 12/31/17(7)	12.19	0.09	0.58	0.67	(0.17)	(0.99)	(1.16)	(0.49)	11.70	5.57	14,294	1.30	1.54	0.97	73 (17)
4/1/16 to 3/31/17	11.86	0.08	0.46	0.54	(0.16)	(0.05)	(0.21)	0.33	12.19	4.61	16,293	1.30	1.35	0.65	14
4/1/15 to 3/31/16	12.61	0.08	(0.42)	(0.34)	(0.10)	(0.31)	(0.41)	(0.75)	11.86	(2.71)	19,136	1.30	1.32	0.65	40
4/1/14 to 3/31/15	12.46	0.10	0.53	0.63	(0.20)	(0.28)	(0.48)	0.15	12.61	5.11 (11)	18,201	1.30	1.33	0.76	17
4/1/13 to 3/31/14	12.42	0.11	0.67	0.78	(0.22)	(0.52)	(0.74)	0.04	12.46	6.38 (11)	17,110	1.30	1.32	0.89	24
4/1/12 to 3/31/13	12.18	0.09	0.47	0.56	(0.19)	(0.13)	(0.32)	0.24	12.42	4.58	15,410	1.27	1.35	0.73	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
41

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Conservative Allocation Strategy Fund (Continued)
Class I
1/1/18 to 6/30/18(6)	$11.83	0.12	(0.10)	0.02	—	(0.14)	(0.14)	(0.12)	11.71	0.14%	$ 9,685	0.30%	0.60%	2.00%	28%
4/1/17 to 12/31/17(7)	12.34	0.20	0.58	0.78	(0.30)	(0.99)	(1.29)	(0.51)	11.83	6.35	16,051	0.30	0.61	2.09	73 (17)
4/1/16 to 3/31/17	12.01	0.20	0.47	0.67	(0.29)	(0.05)	(0.34)	0.33	12.34	5.66	17,928	0.30	0.46	1.59	14
4/1/15 to 3/31/16	12.76	0.20	(0.42)	(0.22)	(0.22)	(0.31)	(0.53)	(0.75)	12.01	(1.73)	31,067	0.30	0.44	1.65	40
4/1/14 to 3/31/15	12.60	0.23	0.53	0.76	(0.32)	(0.28)	(0.60)	0.16	12.76	6.17 (11)	32,606	0.30	0.45	1.77	17
4/1/13 to 3/31/14	12.54	0.24	0.68	0.92	(0.34)	(0.52)	(0.86)	0.06	12.60	7.48 (11)	28,894	0.30	0.38	1.88	24
4/1/12 to 3/31/13	12.27	0.21	0.46	0.67	(0.27)	(0.13)	(0.40)	0.27	12.54	5.55	27,387	0.27	0.39	1.72	40

Growth Allocation Strategy Fund
Class A
1/1/18 to 6/30/18(6)	$ 9.50	0.02	0.03	0.05	(0.06)	(0.27)	(0.33)	(0.28)	9.22	0.37%	$ 13,656	0.69%	0.71%	0.41%	30%
4/1/17 to 12/31/17(7)	10.35	0.10	0.98	1.08	(0.13)	(1.80)	(1.93)	(0.85)	9.50	10.76	15,068	0.69	0.79	1.28	103 (17)
4/1/16 to 3/31/17	10.07	0.07	0.97	1.04	(0.11)	(0.65)	(0.76)	0.28	10.35	10.66	5,813	0.69	0.69	0.72	20
4/1/15 to 3/31/16	11.41	0.08	(0.53)	(0.45)	(0.10)	(0.79)	(0.89)	(1.34)	10.07	(4.02)	7,255	0.67	0.67	0.74	29
4/1/14 to 3/31/15	11.33	0.07	0.75	0.82	(0.22)	(0.52)	(0.74)	0.08	11.41	7.38	8,801	0.68	0.68	0.63	23
4/1/13 to 3/31/14	11.23	0.12	1.61	1.73	(0.33)	(1.30)	(1.63)	0.10	11.33	15.84	9,609	0.67	0.67	1.06	14
4/1/12 to 3/31/13	10.61	0.09	0.66	0.75	(0.13)	—	(0.13)	0.62	11.23	7.16	8,975	0.61	0.64	0.84	20
Class C
1/1/18 to 6/30/18(6)	$ 9.19	(0.01)	0.04	0.03	(0.06)	(0.27)	(0.33)	(0.30)	8.89	0.05%	$ 10,528	1.30%	1.46%	(0.19) %	30%
4/1/17 to 12/31/17(7)	10.09	0.11	0.89	1.00	(0.10)	(1.80)	(1.90)	(0.90)	9.19	10.18	11,099	1.30	1.50	1.46	103 (17)
4/1/16 to 3/31/17	9.84	0.01	0.95	0.96	(0.06)	(0.65)	(0.71)	0.25	10.09	10.00	2,003	1.30	1.37	0.07	20
4/1/15 to 3/31/16	11.18	0.01	(0.52)	(0.51)	(0.04)	(0.79)	(0.83)	(1.34)	9.84	(4.60)	2,613	1.30	1.31	0.08	29
4/1/14 to 3/31/15	11.13	— (13)	0.73	0.73	(0.16)	(0.52)	(0.68)	0.05	11.18	6.70	3,192	1.30	1.30	— (13)	23
4/1/13 to 3/31/14	11.08	0.06	1.56	1.62	(0.27)	(1.30)	(1.57)	0.05	11.13	15.05	2,989	1.28	1.28	0.49	14
4/1/12 to 3/31/13	10.48	0.02	0.66	0.68	(0.08)	—	(0.08)	0.60	11.08	6.55	2,602	1.25	1.28	0.22	20
Class I
1/1/18 to 6/30/18(6)	$ 9.57	0.03	0.04	0.07	(0.06)	(0.27)	(0.33)	(0.26)	9.31	0.47%	$ 53,575	0.50%	0.54%	0.62%	30%
4/1/17 to 12/31/17(7)	10.41	0.09	1.00	1.09	(0.13)	(1.80)	(1.93)	(0.84)	9.57	10.81	58,950	0.50	0.74	1.15	103 (17)
4/1/16 to 3/31/17	10.13	0.10	0.96	1.06	(0.13)	(0.65)	(0.78)	0.28	10.41	10.83	32,562	0.50	0.74	0.92	20
4/1/15 to 3/31/16	11.46	0.10	(0.52)	(0.42)	(0.12)	(0.79)	(0.91)	(1.33)	10.13	(3.74)	38,194	0.50	0.70	0.91	29
4/1/14 to 3/31/15	11.38	0.09	0.75	0.84	(0.24)	(0.52)	(0.76)	0.08	11.46	7.54	53,293	0.50	0.69	0.78	23
4/1/13 to 3/31/14	11.28	0.14	1.61	1.75	(0.35)	(1.30)	(1.65)	0.10	11.38	15.96	53,043	0.50	0.67	1.16	14
4/1/12 to 3/31/13	10.64	0.11	0.68	0.79	(0.15)	—	(0.15)	0.64	11.28	7.52	55,222	0.40	0.55	1.04	20

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
42

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal period end to December 31 during the period.
(8)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(9)	See note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(10)	The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.
(11)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in management’s discussion of Fund performance.
(12)	The Fund is currently under its expense limitation.
(13)	Rounds to less than $0.005 per share or less than 0.01%, as applicable.
(14)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.07%, 0.09%, and 0.07% of average net assets for the Class I, Class A and Class R6 (formerly IS), respectively.
(15)	The amount shown for the net investment income ratio does not represent the actual pro rata amount allocated to the share class due to large redemptions during the year.
(16)	Class R6 (formerly IS) commenced operations on September 01, 2015 for the predecessor fund (see Note 1).
(17)	Portfolio Turnover Rate is due to a change in investment strategy during the year, resulting in a high volume of portfolio activity.
See Notes to Financial Statements.
43

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 25 funds of the Trust are offered for sale, of which 9 (each a “Fund”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Ceredex Large-Cap Value Equity Fund	Ceredex Large-Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
RidgeWorth Ceredex Small-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
RidgeWorth Silvant Large-Cap Growth Stock Fund	Silvant Large-Cap Growth Stock Fund
RidgeWorth Silvant Small-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
RidgeWorth International Equity Fund	WCM International Equity Fund
RidgeWorth Innovative Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
RidgeWorth Conservative Allocation Strategy	Conservative Allocation Strategy Fund
RidgeWorth Growth Allocation Strategy	Growth Allocation Strategy Fund
RidgeWorth Moderate Allocation Strategy	Growth Allocation Strategy Fund
The Funds have the following investment objectives:
Fund	Investment objective(s)
Ceredex Large-Cap Value Equity Fund	Seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Mid-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Small-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Silvant Large-Cap Growth Stock Fund	Seeking to provide capital appreciation.
Silvant Small-Cap Growth Stock Fund	Seeking to provide long-term capital appreciation.
WCM International Equity Fund	Seeking to provide long-term capital appreciation.
Zevenbergen Innovative Growth Stock Fund	Seeking to provide long-term capital appreciation.
Conservative Allocation Strategy Fund	Seeking to provide a high level of capital appreciation and current income.
Growth Allocation Strategy Fund	Seeking to provide long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the Silvant Large-Cap Growth Stock Fund, the Silvant Small-Cap Growth Stock Fund, the Conservative Allocation Strategy Fund and the Growth Allocation Strategy Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Silvant Large-Cap Growth Stock Fund, and the WCM International Equity Fund. Each Fund has Class T shares registered, but they are not yet available for purchase.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
44

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
45

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments based on historical information and other industry sources. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
Each Fund is permitted to loan securities from its portfolio to qualifying brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund lending its securities. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or of a decline in the value of the collateral. During the period ended June 30, 2018, the Funds did not loan securities.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands except as noted)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Silvant Small-Cap Growth Stock Fund	0.85
WCM International Equity Fund	0.85
Zevenbergen Innovative Growth Stock Fund	0.85
Conservative Allocation Strategy Fund	0.10
Growth Allocation Strategy Fund	0.10
46

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
The above fees are also subject to breakpoint discounts at the following asset levels for each fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund (except the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund) for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
Silvant Large-Cap Growth Stock Fund	Silvant (2)
Silvant Small-Cap Growth Stock Fund	Silvant (2)
Fund	Subadviser
WCM International Equity Fund	WCM (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)
Conservative Allocation Strategy Fund	—
Growth Allocation Strategy Fund	—

(1)	Ceredex Value Advisors LLC, an indirect wholly owned subsidiary of Virtus.
(2)	Silvant Capital Management LLC, an indirect wholly owned subsidiary of Virtus.
(3)	WCM Investment Management.
(4)	Zevenbergen Capital Investments LLC, a minority-owned affiliate of the Investment Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Fund, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through July 31, 2019. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.38	1.79	1.08	0.79
Ceredex Small-Cap Value Equity Fund	1.55	1.90	1.24	N/A
Silvant Large-Cap Growth Stock Fund	1.23	1.90	0.97	0.90
Silvant Small-Cap Growth Stock Fund	1.42	2.08	1.30	N/A
WCM International Equity Fund	1.42	N/A	1.20	1.10
Zevenbergen Innovative Growth Stock Fund	1.50	N/A	1.30	N/A
Conservative Allocation Strategy Fund	0.60	1.30	0.30	N/A
Growth Allocation Strategy Fund	0.69	1.30	0.50	N/A
D.	Expense Recapture
Under certain circumstances, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements, within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expires
Fund	2018	2019	2020	2021	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 190	$ 397	$ 144	$ 69	800
Class C	—	—	4	18	22
Class I	1,028	1,835	1,209	285	4,357
Class R6	—	—	187	184	371
Ceredex Mid-Cap Value Equity Fund
Class A	—	296	—	—	296
Class C	—	—	35	64	99
Class R6	—	—	129	159	288
47

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Expires
Fund	2018	2019	2020	2021	Total
Ceredex Small-Cap Value Equity Fund
Class C	$ —	$ —	$ 21	$ 24	45
Silvant Large-Cap Growth Stock Fund
Class A	2	3	90	113	208
Class C	1	—	16	27	44
Class I	157	302	157	19	635
Class R6	1	—	2	— (1)	3
Silvant Small-Cap Growth Stock Fund
Class A	—	1	7	9	17
Class C	—	1	7	8	16
Class I	31	48	41	19	139
WCM International Equity Fund
Class A	5	10	17	3	35
Class I	14	77	43	3	137
Class R6	11	13	7	1	32
Zevenbergen Innovative Growth Stock Fund
Class A	—	3	5	4	12
Class I	6	26	35	8	75
Conservative Allocation Strategy Fund
Class A	5	12	12	11	40
Class C	2	6	25	16	49
Class I	22	43	48	19	132
Growth Allocation Strategy Fund
Class A	—	1	6	2	9
Class C	— (1)	1	8	9	18
Class I	47	85	98	9	239
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2018, it retained net commissions of $15 for Class A shares and CDSC of $0 and $3 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2018, the Funds incurred administration fees in aggregate totaling $2,811 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2018, the Funds incurred transfer agent fees in aggregate totaling $5,652 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At June 30, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated to the following:

48

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Shares	Aggregate Net Asset Value
Ceredex Large-Cap Value Equity Fund
Class R6	541,681	$8,568
Ceredex Mid-Cap Value Equity Fund
Class R6	464,980	5,970
WCM International Equity Fund
Class R6	700,166	8,647
H.	Investments in Affiliates
A summary of the Conservative Allocation Strategy Fund’s and Growth Allocation Strategy Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds during the period ended June 30, 2018, is as follows:

	Value, beginning of period	Purchases (1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Conservative Allocation Strategy Fund
Affiliated Mutual Funds—98.2%
Equity Funds—35.9%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6(2)	$ 1,130	$ 687	$ 282	$ 7	$ (40)	94,936	$ 1,502	$ —(3)	$17
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6(2)	1,136	161	320	4	11	77,253	992	—	17
Virtus Duff & Phelps Global Infrastructure Fund - Class R6(2)	—	1,189	180	(7)	(21)	67,295	981	13	—
Virtus Duff & Phelps Global Infrastructure Fund - Class I(2)	1,128	100	1,219	(1)	(8)	—	—	—	—
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6(2)	1,527	235	440	6	20	44,646	1,348	—	—
Virtus KAR Capital Growth Fund - Class R6(2),(4)	—	1,427	195	7	101	73,102	1,340	—	—
Virtus KAR Capital Growth Fund - Class I(2)	1,118	75	1,202	5	4	—	—	—	—
Virtus KAR International Small-Cap Fund - Class R6(2)	1,145	120	358	21	62	55,367	990	—	—
Virtus KAR Small-Cap Growth Fund - Class R6(2),(4)	—	984	190	36	303	33,814	1,133	—	—
Virtus KAR Small-Cap Growth Fund - Class I(2)	1,121	100	1,093	22	(150)	—	—	—	—
Virtus KAR Small-Cap Value Fund - Class R6(2)	1,126	340	310	7	(14)	61,270	1,149	—	—
Virtus Rampart Enhanced Core Equity Fund - Class R6(2),(4)	—	999	940	(59)	—	—	—	—	—
Virtus Rampart Enhanced Core Equity Fund - Class I(2)	1,121	—	1,087	1	(35)	—	—	—	—
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6(2)	1,138	170	225	5	(84)	89,579	1,004	—	—
49

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Value, beginning of period	Purchases (1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Conservative Allocation Strategy Fund
Virtus WCM International Equity Fund - Class R6(2)	$ 1,525	$ 578	$ 492	$ 22	$ 19	133,810	$ 1,652	$ 6	$ —
Fixed Income Funds—62.3%
Virtus Newfleet High Yield Fund - Class R6(2)	1,879	236	390	(9)	(41)	408,453	1,675	50	—
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6(2)	7,558	1,015	1,660	(32)	(283)	663,142	6,598	165	—
Virtus Seix Core Bond Fund - Class R6(2)	1,882	213	339	(8)	(46)	164,764	1,702	22	—
Virtus Seix Floating Rate High Income Fund - Class R6(2)	3,012	409	710	(1)	(12)	311,176	2,698	69	—
Virtus Seix Total Return Bond Fund - Class R6(2)	7,556	758	1,490	(40)	(163)	652,990	6,621	77	—
Virtus Seix U.S. Government Securities Ultra Short Bond Fund - Class R6(2)	1,870	240	427	(2)	—	167,745	1,681	18	—
Total	$36,972	$10,036	$13,549	$(16)	$(377)		$33,066	$420	$34

	Value, beginning of period	Purchases (1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Growth Allocation Strategy Fund
Affiliated Mutual Funds—98.9%
Equity Funds—76.7%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6(2)	$ 5,966	$ 1,982	$ 735	$ 128	$(273)	446,745	$ 7,068	$ 2	$ 80
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6(2)	5,121	222	440	(34)	109	387,727	4,978	—	83
Virtus Duff & Phelps Global Infrastructure Fund - Class R6(2)	—	3,201	100	(6)	(63)	207,940	3,032	36	—
Virtus Duff & Phelps Global Infrastructure Fund - Class I(2)	3,399	—	3,374	2	(27)	—	—	—	—
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6(2)	6,033	200	725	34	86	186,421	5,628	—	—
Virtus KAR Capital Growth Fund - Class R6(2),(4)	—	5,806	300	4	450	325,156	5,960	—	—
Virtus KAR Capital Growth Fund - Class I(2)	4,633	—	4,675	26	16	—	—	—	—
50

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Value, beginning of period	Purchases (1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Growth Allocation Strategy Fund
Virtus KAR International Small-Cap Fund - Class R6(2)	$ 3,437	$ —	$ 410	$ 31	$ 223	183,510	$ 3,281	$ —	$ —
Virtus KAR Small-Cap Growth Fund - Class R6(2),(4)	—	2,385	140	20	862	93,315	3,127	—	—
Virtus KAR Small-Cap Growth Fund - Class I(2)	2,949	—	2,610	54	(393)	—	—	—	—
Virtus KAR Small-Cap Value Fund - Class R6(2)	4,246	530	370	36	(51)	234,205	4,391	—	—
Virtus Rampart Enhanced Core Equity Fund - Class R6(2),(4)	—	6,043	2,400	(153)	(29)	178,577	3,461	—	—
Virtus Rampart Enhanced Core Equity Fund - Class I(2)	6,772	—	6,568	10	(214)	—	—	—	—
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6(2)	6,013	100	670	28	(396)	452,732	5,075	—	—
Virtus Vontobel Foreign Opportunities Fund - Class R6(2)	6,856	530	660	50	(128)	190,434	6,648	—	—
Virtus WCM International Equity Fund - Class R6(2)	7,756	183	1,115	101	70	566,356	6,995	23	—
Fixed Income Funds—22.2%
Virtus Newfleet High Yield Fund - Class R6(2)	2,544	64	240	(3)	(58)	562,669	2,307	65	—
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6(2)	8,531	166	1,730	(18)	(289)	669,370	6,660	166	—
Virtus Seix Floating Rate High Income Fund - Class R6(2)	2,539	1,677	265	—	(23)	453,048	3,928	77	— (3)
Virtus Seix Total Return Bond Fund - Class R6(2)	6,816	56	2,315	93	(264)	432,549	4,386	56	—
Total	$83,611	$23,145	$29,842	$ 403	$(392)		$76,925	$425	$163

(1)	Includes reinvested dividends from income and capital gain distributions.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	Amount is less than $500.
(4)	Non-income producing security.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2018.
51

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2018, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$1,104,086	$1,350,915
Ceredex Mid-Cap Value Equity Fund	1,535,943	1,727,591
Ceredex Small-Cap Value Equity Fund	153,561	242,860
Silvant Large-Cap Growth Stock Fund	6,049	15,908
Silvant Small-Cap Growth Stock Fund	4,386	9,415
WCM International Equity Fund	15,851	17,302
Zevenbergen Innovative Growth Stock Fund	63,127	2,719
Conservative Allocation Strategy Fund	10,036	13,550
Growth Allocation Strategy Fund	23,145	29,842
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	1,530	$ 24,460	1,493	$ 25,611	2,363	$ 37,561
Reinvestment of distributions	207	3,228	2,925	47,789	364	5,996
Shares repurchased	(3,451)	(55,591)	(4,213)	(72,336)	(7,828)	(124,609)
Net Increase / (Decrease)	(1,714)	$ (27,903)	205	$ 1,064	(5,101)	$ (81,052)
Class C
Sale of shares	31	$ 476	38	$ 621	47	$ 738
Reinvestment of distributions	12	183	160	2,550	14	223
Shares repurchased	(112)	(1,740)	(195)	(3,250)	(275)	(4,245)
Net Increase / (Decrease)	(69)	$ (1,081)	3	$ (79)	(214)	$ (3,284)
Class I
Sale of shares	4,643	$ 75,198	7,636	$ 132,118	14,988	$ 240,165
Reinvestment of distributions	830	13,088	12,215	201,266	1,747	28,989
Shares repurchased	(16,034)	(257,702)	(24,033)	(415,148)	(30,907)	(498,952)
Net Increase / (Decrease)	(10,561)	$ (169,416)	(4,182)	$ (81,764)	(14,172)	$ (229,798)
Class R6
Sale of shares	1,513	$ 24,431	3,319	$ 58,140	3,915	$ 64,141
Reinvestment of distributions	214	3,385	3,179	52,635	398	6,630
Shares repurchased	(2,990)	(48,400)	(4,742)	(82,763)	(4,038)	(64,662)
Net Increase / (Decrease)	(1,263)	$ (20,584)	1,756	$ 28,012	275	$ 6,109

52

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	1,432	$ 18,033	3,065	$ 42,974	6,034	$ 79,220
Shares Issued-Merger (Note 12)	5,225	66,645	—	—	—	—
Reinvestment of distributions	423	5,403	4,658	59,495	1,198	16,295
Shares repurchased	(6,288)	(79,115)	(7,831)	(108,891)	(14,007)	(183,471)
Net Increase / (Decrease)	792	$ 10,966	(108)	$ (6,422)	(6,775)	$ (87,956)
Class C
Sale of shares	113	$ 1,386	265	$ 3,547	455	$ 5,984
Shares Issued-Merger (Note 12)	1,910	23,733	—	—	—	—
Reinvestment of distributions	86	1,060	646	8,031	138	1,839
Shares repurchased	(718)	(8,809)	(864)	(11,717)	(1,992)	(25,263)
Net Increase / (Decrease)	1,391	$ 17,370	47	$ (139)	(1,399)	$ (17,440)
Class I
Sale of shares	12,333	$ 157,575	20,468	$ 289,813	47,771	$ 642,136
Shares Issued-Merger (Note 12)	2,755	35,576	—	—	—	—
Reinvestment of distributions	2,591	33,573	30,598	395,261	8,628	118,378
Shares repurchased	(29,468)	(376,550)	(65,834)	(933,082)	(88,993)	(1,177,163)
Net Increase / (Decrease)	(11,789)	$ (149,826)	(14,768)	$ (248,008)	(32,594)	$ (416,649)
Class R6
Sale of shares	5,054	$ 64,632	10,844	$ 153,932	10,499	$ 144,037
Shares Issued-Merger (Note 12)	11	136	—	—	—	—
Reinvestment of distributions	494	6,411	5,102	65,951	827	11,348
Shares repurchased	(4,536)	(57,934)	(5,394)	(75,424)	(6,799)	(91,036)
Net Increase / (Decrease)	1,023	$ 13,245	10,552	$ 144,459	4,527	$ 64,349

	Ceredex Small-Cap Value Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	341	$ 3,892	542	$ 6,609	1,682	$ 20,262
Reinvestment of distributions	44	534	1,602	18,703	503	6,261
Shares repurchased	(2,641)	(30,027)	(2,010)	(24,466)	(3,438)	(40,823)
Net Increase / (Decrease)	(2,256)	$ (25,601)	134	$ 846	(1,253)	$ (14,300)
Class C
Sale of shares	10	$ 97	15	$ 160	35	$ 392
Reinvestment of distributions	11	122	347	3,645	118	1,337
Shares repurchased	(216)	(2,214)	(500)	(5,527)	(743)	(8,234)
Net Increase / (Decrease)	(195)	$ (1,995)	(138)	$ (1,722)	(590)	$ (6,505)
Class I
Sale of shares	3,277	$ 38,997	4,527	$ 57,251	16,019	$ 199,169
Reinvestment of distributions	276	3,487	9,217	111,707	3,186	40,943
Shares repurchased	(9,740)	(116,412)	(18,031)	(225,960)	(31,259)	(383,589)
Net Increase / (Decrease)	(6,187)	$ (73,928)	(4,287)	$ (57,002)	(12,054)	$ (143,477)

53

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Silvant Large-Cap Growth Stock Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	522	$ 2,993	989	$ 6,249	605	$ 4,478
Reinvestment of distributions	718	4,070	3,445	20,319	1,101	7,512
Shares repurchased	(864)	(4,992)	(1,409)	(10,198)	(1,204)	(9,073)
Net Increase / (Decrease)	376	$ 2,071	3,025	$ 16,370	502	$ 2,917
Class C
Sale of shares	117	$ 299	58	$ 199	55	$ 271
Reinvestment of distributions	2,893	6,452	8,685	24,203	1,727	7,564
Shares repurchased	(1,335)	(3,369)	(1,296)	(5,146)	(1,312)	(6,660)
Net Increase / (Decrease)	1,675	$ 3,382	7,447	$ 19,256	470	$ 1,175
Class I
Sale of shares	190	$ 1,523	392	$ 3,609	974	$ 9,014
Reinvestment of distributions	148	1,176	1,063	8,443	1,340	11,295
Shares repurchased	(544)	(4,339)	(8,576)	(78,880)	(3,716)	(34,170)
Net Increase / (Decrease)	(206)	$ (1,640)	(7,121)	$ (66,828)	(1,402)	$ (13,861)
Class R6
Sale of shares	1	$ 7	24	$ 222	59	$ 541
Reinvestment of distributions	3	28	109	925	412	3,486
Shares repurchased	(1)	(8)	(2,785)	(25,299)	(1,706)	(15,622)
Net Increase / (Decrease)	3	$ 27	(2,652)	$ (24,152)	(1,235)	$ (11,595)

	Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	16	$ 113	14	$ 100	21	$ 159
Reinvestment of distributions	31	233	141	994	141	992
Shares repurchased	(94)	(671)	(130)	(950)	(162)	(1,228)
Net Increase / (Decrease)	(47)	$ (325)	25	$ 144	—	$ (77)
Class C
Sale of shares	1	$ 3	1	$ 6	2	$ 9
Reinvestment of distributions	151	400	528	1,455	394	1,287
Shares repurchased	(117)	(315)	(264)	(867)	(194)	(733)
Net Increase / (Decrease)	35	$ 88	265	$ 594	202	$ 563
Class I
Sale of shares	183	$ 1,696	259	$ 2,353	817	$ 7,443
Reinvestment of distributions	48	467	278	2,459	416	3,603
Shares repurchased	(432)	(3,931)	(1,423)	(14,771)	(2,503)	(22,802)
Net Increase / (Decrease)	(201)	$ (1,768)	(886)	$ (9,959)	(1,270)	$ (11,756)
Class R6
Sale of shares	—	$ —	1	$ 9	75	$ 705
Reinvestment of distributions	—	—	—	—	50	439
Shares repurchased	—	—	(247)	(309)	(263)	(2,362)
Net Increase / (Decrease)	—	$ —	(246)	$ (300)	(138)	$ (1,218)

54

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	WCM International Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	109	$ 1,334	347	$ 3,852	1,538	$ 14,514
Reinvestment of distributions	2	16	1	14	15	138
Shares repurchased	(171)	(2,067)	(193)	(2,129)	(557)	(5,135)
Net Increase / (Decrease)	(60)	$ (717)	155	$ 1,737	996	$ 9,517
Class I
Sale of shares	892	$ 11,011	1,758	$ 19,828	4,014	$ 38,584
Reinvestment of distributions	14	180	7	79	40	366
Shares repurchased	(1,075)	(13,250)	(961)	(10,960)	(2,131)	(20,316)
Net Increase / (Decrease)	(169)	$ (2,059)	804	$ 8,947	1,923	$ 18,634
Class R6
Sale of shares	61	$ 733	250	$ 2,815	265	$ 2,584
Reinvestment of distributions	2	28	1	13	7	65
Shares repurchased	(129)	(1,607)	(128)	(1,435)	(256)	(2,455)
Net Increase / (Decrease)	(66)	$ (846)	123	$ 1,393	16	$ 194

	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	508	$ 12,023	71	$ 1,470	63	$ 1,151
Reinvestment of distributions	13	323	28	554	55	928
Shares repurchased	(48)	(1,095)	(167)	(3,448)	(217)	(4,099)
Net Increase / (Decrease)	473	$ 11,251	(68)	$ (1,424)	(99)	$ (2,020)
Class I
Sale of shares	2,366	$ 60,107	525	$ 11,528	736	$ 14,008
Reinvestment of distributions	41	1,098	75	1,598	101	1,778
Shares repurchased	(235)	(5,689)	(911)	(19,253)	(644)	(12,798)
Net Increase / (Decrease)	2,172	$ 55,516	(311)	$ (6,127)	193	$ 2,988

	Conservative Allocation Strategy Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	639	$ 7,643	188	$ 2,361	123	$ 1,506
Reinvestment of distributions	12	134	51	616	17	200
Shares repurchased	(225)	(2,661)	(325)	(4,106)	(693)	(8,524)
Net Increase / (Decrease)	426	$ 5,116	(86)	$ (1,129)	(553)	$ (6,818)
Class C
Sale of shares	55	$ 618	65	$ 798	118	$ 1,435
Reinvestment of distributions	12	138	107	1,276	23	277
Shares repurchased	(216)	(2,505)	(288)	(3,559)	(418)	(5,056)
Net Increase / (Decrease)	(149)	$ (1,749)	(116)	$ (1,485)	(277)	$ (3,344)
55

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
	Conservative Allocation Strategy Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	48	$ 560	207	$ 2,610	679	$ 8,295
Reinvestment of distributions	10	110	137	1,649	43	511
Shares repurchased	(587)	(6,971)	(441)	(5,496)	(1,855)	(22,783)
Net Increase / (Decrease)	(529)	$ (6,301)	(97)	$ (1,237)	(1,133)	$ (13,977)

	Growth Allocation Strategy Fund
	Six Months Ended June 30, 2018 (Unaudited)		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	27	$ 246	35	$ 382	9	$ 88
Shares Issued-Merger (Note 12)	—	—	975	10,084	—	—
Reinvestment of distributions	47	435	239	2,276	42	419
Shares repurchased	(179)	(1,705)	(224)	(3,983)	(209)	(2,148)
Net Increase / (Decrease)	(105)	$ (1,024)	1,025	$ 8,759	(158)	$ (1,641)
Class C
Sale of shares	15	$ 129	14	$ 148	4	$ 37
Shares Issued-Merger (Note 12)	—	—	945	9,499	—	—
Reinvestment of distributions	38	341	169	1,552	14	140
Shares repurchased	(75)	(692)	(119)	(2,386)	(85)	(863)
Net Increase / (Decrease)	(22)	$ (222)	1,009	$ 8,813	(67)	$ (686)
Class I
Sale of shares	687	$ 6,555	562	$ 6,023	729	$ 7,586
Shares Issued-Merger (Note 12)	—	—	2,706	28,142	—	—
Reinvestment of distributions	178	1,689	967	9,310	232	2,314
Shares repurchased	(1,267)	(12,237)	(1,204)	(18,833)	(1,604)	(16,526)
Net Increase / (Decrease)	(402)	$ (3,993)	3,031	$ 24,642	(643)	$ (6,626)
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
Note 6. 10% Shareholders
As of June 30, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Ceredex Large-Cap Value Equity Fund	19%	1
Ceredex Mid-Cap Value Equity Fund	42	2
Ceredex Small-Cap Value Equity Fund	42	3
Silvant Large-Cap Growth Stock Fund	60	2
Silvant Small-Cap Growth Stock Fund	49	2
WCM International Equity Fund	68	4
Zevenbergen Innovative Growth Stock Fund	23	3
Conservative Allocation Strategy Fund	29	2
Growth Allocation Strategy Fund	85	3
56

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2018, the following Funds held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Industrials	28%
Silvant Large-Cap Growth Stock Fund	Information Technology	43
Silvant Small-Cap Growth Stock Fund	Health Care	29
Zevenbergen Innovative Growth Stock Fund	Information Technology	42
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	27
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Illiquid and Restricted Securities
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Funds. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2018, the Funds did not hold any securities that were illiquid or restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
No Funds made borrowings under this Credit Agreement during the period and no Fund had any outstanding borrowings under this Credit Agreement as of June 30, 2018.
57

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Ceredex Large-Cap Value Equity Fund	$1,442,866	$289,640	$ (19,924)	$269,716
Ceredex Mid-Cap Value Equity Fund	2,690,209	260,150	(56,470)	203,680
Ceredex Small-Cap Value Equity Fund	563,209	199,148	(21,802)	177,346
Silvant Large-Cap Growth Stock Fund	67,781	61,092	(1,843)	59,249
Silvant Small-Cap Growth Stock Fund	21,535	8,122	(567)	7,555
WCM International Equity Fund	77,149	20,613	(1,508)	19,105
Zevenbergen Innovative Growth Stock Fund	77,803	20,004	(231)	19,773
Conservative Allocation Strategy Fund	32,553	1,585	(446)	1,139
Growth Allocation Strategy Fund	70,214	8,196	(569)	7,627
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryforwards.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
Note 12.  Reorganizations
($ reported in thousands)
On August 10, 2017, the Board of Trustees of Virtus Asset Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Contrarian Value Fund (the “Merged Fund”), a series of Virtus Equity Trust, and Virtus Ceredex Mid-Cap Value Equity Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a fund with a similar investment objective and style as, superior performance for the one-, five- and ten-year periods ended December 31, 2016, than, and potentially lower expenses than, the Merged Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The acquisition was accomplished by a tax-free exchange of shares on January 19, 2018. The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding		Acquiring Fund	Shares Converted		Merged Fund Net Asset Value of Converted Shares
Virtus Contrarian Value Fund	Class A	1,995	Virtus Ceredex Mid-Cap Value Equity Fund	Class A	5,225	$66,645
	Class C	747		Class C	1,910	23,733
	Class I	1,067		Class I	2,755	35,576
	Class R	4		Class R	11	136
The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Contrarian Value Fund	$126,090	$51,560	Virtus Ceredex Mid-Cap Value Equity Fund	$2,975,539
Assuming the acquisition had been completed on January 1, 2018, the Virtus Contrarian Value Fund results of operations for the period ended June 30, 2018, would have been as follows:
58

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Net investment income (loss)	$14,947 (a)
Net realized and unrealized gain (loss) on investments	79,522 (b)
Net increase (decrease) in net assets resulting from operations	$ 94,469
(a) $14,834, as reported in the Statement of Operations, plus $113 Net investment income from Virtus Contrarian Value Fund pre-merger.
(b) $67,148, as reported in the Statement of Operations, plus $12,374 Net realized and unrealized gain (loss) on investments from Virtus Contrarian Value Fund pre-merger.
Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Contrarian Value Fund that have been included in the acquiring Virtus Ceredex Mid-Cap Value Equity Fund Statement of Operations since January 19, 2018.
On May 9, 2016, the shareholders of the RidgeWorth Growth Allocation Strategy and the RidgeWorth Moderate Allocation Strategy (the “Target Funds”) approved a reorganization of both funds into the Virtus Growth Allocation Strategy Fund (the “Acquiring Fund”), a series of the Virtus Asset Trust. On July 14, 2017 the Acquiring Fund acquired all of the net assets of the Target Funds in a tax-free exchange of shares.
Target Fund	Shares prior to Reorganization	Shares issued by the Acquiring Fund	Net Assets Prior to Reorganization
RidgeWorth Growth Allocation Strategy
Class A	571,168	571,168	$ 5,906
Class C	197,855	197,855	1,988
Class I	3,130,872	3,130,872	32,562
RidgeWorth Moderate Allocation Strategy
Class A	1,161,740	975,179	10,084
Class C	1,104,256	945,384	9,499
Class I	3,223,773	2,705,908	28,142
The appreciation (depreciation) of the Target Fund was $8,905,953 as of the date of the merger.
The combined net assets of the Acquiring Fund immediately after the reorganization were $60,704,030.
Assuming the acquisition had been completed on April 1, 2017, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended June 30, 2018 were as follows:
Net investment income (loss)	$1,526
Net realized and unrealized gain (loss) on investments	12,505
Net increase (decrease) in net assets resulting from operations	$14,032
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of December 31, 2017.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
59

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
60

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)
VIRTUS ASSET TRUST
JANUARY 12, 2018
At a special meeting of shareholders of Virtus Contrarian Value Fund (the “Fund”), a series of Virtus Equity Trust, held on January 12, 2018, shareholders voted on the following proposal:
Proposal 1.

Number of Eligible Shares Voted:	FOR	AGAINST	ABSTAIN
To approve an Agreement and Plan of Reorganization that provides for the reorganization of Virtus Contrarian Value Fund, a series of Virtus Equity Trust, into Virtus Ceredex Mid-Cap Value Equity Fund, a series of Virtus Asset Trust.	81,051,013.203	13,502,346.628	5,882,531.177
Shareholders of the Fund voted to approve the above proposal.
61

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VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Roger A. Gelfenbien
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
100 Pearl Street
Hartford, CT 06103-4506
Principal Underwriter
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Administrator and Transfer Agent
Virtus Fund Services, LLC
100 Pearl Street
Hartford, CT 06103-4506
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please call your financial representative, contact us
at 1-800-243-1574, or visit Virtus.com.
8635	06-18

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date	9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date	9/7/2018

By (Signature and Title)*	/s/ W. Patrick Bradley W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date	9/7/2018

*	Print the name and title of each signing officer under his or her signature.